UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

File No. 333-38801
File No. 811-08457

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/X/

Pre-Effective Amendment No. _______	/ /

Post-Effective Amendment No. 32	/X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/X/

Amendment No. 32

(Check appropriate box or boxes.)

DELAWARE GROUP FOUNDATION FUNDS
(Exact Name of Registrant as Specified in Charter)

2005 Market Street, Philadelphia, Pennsylvania	19103-7094
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code:	(800) 523-1918

David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:	January 28, 2011

It is proposed that this filing will become effective (check appropriate box):

/X/	immediately upon filing pursuant to paragraph (b)
/ /	on (date) pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on (date) pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/ /	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--- C O N T E N T S ---

This Post-Effective Amendment No. 32 to Registration File No. 333-38801 includes the following:

1.	Facing Page

2.	Contents Page

3.	Part A - Prospectuses

4.	Part B - Statement of Additional Information

5.	Part C - Other Information

6.	Signatures

7.	Exhibits

Prospectus

Multi-asset

January 28, 2011

Nasdaq ticker symbols
Delaware Foundation® Equity Fund
Class A	DFEAX
Class C	DFECX
Class R	DFERX
Delaware Foundation Growth Allocation Fund
Class A	DFGAX
Class B	DFGDX
Class C	DFGCX
Class R	DFGRX
Delaware Foundation Moderate Allocation Fund
Class A	DFBAX
Class B	DFBBX
Class C	DFBCX
Class R	DFBRX
Delaware Foundation Conservative Allocation Fund
Class A	DFIAX
Class B	DFIDX
Class C	DFICX
Class R	DFIRX

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Get shareholder reports and prospectuses online instead of in the mail.
Visit www.delawareinvestments.com/edelivery.

Fund summaries

Delaware Foundation® Equity Fund

What is the Fund's investment objective?

Delaware Foundation® Equity Fund seeks long-term capital growth.

What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Class	A	C	R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%[1]	none
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	C	R
Management fees	0.65%	0.65%	0.65%
Distribution and service (12b-1) fees	0.30%	1.00%	0.60%
Other expenses	18.20%	18.20%	18.20%
Acquired fund fees and expenses	0.04%[2]	0.04%[2]	0.04%[2]
Total annual fund operating expenses	19.19%	19.89%	19.49%
Fee waivers and expense reimbursements	(17.99%)[3]	(17.94%)[3]	(18.04%)[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.20%	1.95%	1.45%
1	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
2	Acquired fund fees and expenses are not reflected in the financial highlights or audited financial statements.
3

The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan and certain other expenses) in order to prevent annual fund operating expenses from exceeding, in an aggregate amount, 0.95% of the Fund's average daily net assets from January 28, 2011 through January 30, 2012. In addition, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Fund's Class A and Class R shares' 12b-1 fee from January 28, 2011 through January 30, 2012 to no more than 0.25% and 0.50% of average daily net assets, respectively. These waivers and reimbursements may only be terminated by agreement of the Manager or the Distributor, as applicable, and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		(if not redeemed)
Class	A	C	C	R
1 year	$690	$198	$298	$148
3 years	$3,931	$3,710	$3,710	$3,620
5 years	$6,318	$6,253	$6,253	$6,159
10 years	$9,882	$9,953	$9,953	$9,909

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

What are the Fund's principal investment strategies?

The Fund seeks to achieve its objective by investing in a combination of underlying securities representing a variety of asset classes and investment styles. In striving to meet its objective, the Fund will hold up to 100% of its net assets in equity securities. The Manager uses an active allocation approach when selecting investments for the Fund. Allocations for the Fund may vary within the ranges shown in the information below. The Fund may invest 20% to 70% of net assets in foreign securities and up to 25% of net assets in emerging market securities.  Following are the strategic policy weights for the Fund's net assets, as they may be invested in broad and narrow asset classes, and various investment styles, and the permitted range of variation around those weights.

Equity Asset Class: 98% policy weight (80-100% range)

  U.S. Equity Asset Class: 49% policy weight (20-70% range)
   o U.S. Large Cap Core
   o U.S. Large Cap Growth
   o U.S. Large Cap Value
   o U.S. Small Cap Core

  International Equity Asset Class: 37% policy weight (15-60% range)
   o International Value
   o International Growth

  Global Real Estate Equity Asset Class: 0% policy weight (0-20% range)
   o U.S. Real Estate
   o Global Ex-U.S. Real Estate

  Emerging Markets Equity Asset Class: 12% policy weight (0-25% range)

Fixed Income Asset Class: 2% policy weight (0-20% range)

  Diversified Fixed Income Asset Class: 2% policy weight (0-20% range)
   o Diversified Fixed Income: 0% policy weight (0-10% range)
   o Money Market/Cash Equivalents: 2% policy weight (0-20% range)

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk — The risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Small company risk — The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Derivatives risk — Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative (such as a futures or option contract or a swap agreement) is associated moves in the opposite direction anticipated and may rise or fall more rapidly than other investments. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

Liquidity risk — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

Government/regulatory risk — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Foundation® Equity Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year and lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/performance.

Year-by-year total return (Class A)

During the period illustrated in this bar chart, Class A's highest quarterly return was 14.29% for the quarter ended September 30, 2010 and its lowest quarterly return was -11.32% for the quarter ended June 30, 2010. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this sales charge were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2010

	1 year	Lifetime (8/31/09- 12/31/10)
Class A return before taxes	7.22%	13.60%
Class A return after taxes on distributions	5.95%	12.42%
Class A return after taxes on distributions and sale of Fund shares	4.74%	10.93%
Class C return before taxes	11.93%	17.93%
Class R return before taxes	13.42%	18.43%
MSCI All Country World Index (gross) (reflects no deduction for fees, expenses, or taxes)	13.21%	17.53%
MSCI All Country World Index (net) (reflects no deduction for fees or expenses)	12.67%	17.00%

After-tax performance is only presented for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Michael J. Hogan, CFA	Executive Vice President, Head of Equity Investments	August 2009
Paul Grillo, CFA	Senior Vice President, Co-Chief Investment Officer – Total Return Fixed Income Strategy	August 2009
Sharon Hill, Ph.D.	Senior Vice President, Head of Equity Quantitative Research and Analytics	August 2009
Francis X. Morris	Senior Vice President, Chief Investment Officer – Core Equity	August 2009
Babak "Bob" Zenouzi	Senior Vice President, Chief Investment Officer – REIT Equity	August 2009

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; by regular mail (c/o Delaware Investments, P.O. Box 219691, Kansas City, MO 64121-9691); by overnight courier service (c/o Delaware Service Center, 430 W. 7th Street, Kansas City, MO 64105); by telephone to our Shareholder Service Center at 800 523-1918 weekdays from 8:30 a.m. to 6:00 p.m. Eastern time; by telephone to our automated telephone service at
 800 362-3863 at any time; through our web site at www.delawareinvestments.com; or by wire.

In most cases, the minimum initial investment is $1,000 and subsequent investments can be made for as little as $100. If you are buying shares in an IRA or Roth IRA, under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act, or through a direct deposit purchase plan or an automatic investment plan, the minimum initial investment is $250 and subsequent investments can be made for as little as $25. The minimum initial purchase for a Coverdell Education Savings Account is $500 and subsequent investments can be made for as little as $25. There is no minimum initial purchase requirement for Class R shares, but certain eligibility requirements must be met. The minimums vary for retirement plans other than IRAs, Roth IRAs, or Coverdell Education Savings Accounts. We may reduce or waive the above minimums in certain cases.

Tax information

The Fund's distributions are generally taxable, and will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to brokers/dealers and other
financial intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

Delaware Foundation® Growth Allocation Fund

What is the Fund's investment objective?

Delaware Foundation Growth Allocation Fund seeks long-term capital growth.

What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

In May 2007, the Fund terminated certain sales of Class B shares. As stated below, the termination of these sales could affect certain sales charges and fees related to Class B shares of the Fund. Effective January 1, 2011, the Distributor has voluntarily agreed to limit the 12b-1 fees for Class B shares to 0.25% of average daily net assets.  Please see "About your account – Choosing a share class" for more information.

Shareholder fees (fees paid directly from your investment)
Class	A	B	C	R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%[1]	1.00%[1]	none
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	B	C	R
Management fees	0.65%	0.65%	0.65%	0.65%
Distribution and service (12b-1) fees	0.30%	1.00%	1.00%	0.60%
Other expenses	0.71%	0.71%	0.71%	0.71%
Acquired fund fees and expenses	0.04%[2]	0.04%[2]	0.04%[2]	0.04%[2]
Total annual fund operating expenses	1.70%	2.40%	2.40%	2.00%
Fee waivers and expense reimbursements	(0.55%)[3]	(0.50%)[3]	(0.50%)[3]	(0.60%)[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.15%	1.90%	1.90%	1.40%
1

If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

2	Acquired fund fees and expenses are not reflected in the financial highlights or audited financial statements.
3

The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan and certain other expenses) in order to prevent annual fund operating expenses from exceeding, in an aggregate amount, 0.90% of the Fund's average daily net assets from January 28, 2011 through January 30, 2012. In addition, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Fund's Class A and Class R shares' 12b-1 fees from January 28, 2011 through January 30, 2012 to no more than 0.25% and 0.50% of average daily net assets, respectively. These waivers and reimbursements may only be terminated by agreement of the Manager or Distributor, as applicable, and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		(if not redeemed)		(if not redeemed)
Class	A	B	B	C	C	R
1 year	$685	$193	$593	$193	$293	$143
3 years	$1,029	$701	$976	$701	$701	$569
5 years	$1,396	$1,235	$1,460	$1,235	$1,235	$1,022
10 years	$2,425	$2,524	$2,524	$2,698	$2,698	$2,279

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 98% of the average value of its portfolio.

What are the Fund's principal investment strategies?

The Fund seeks to achieve its objective by investing in a combination of underlying securities representing a variety of asset classes and investment styles. The Manager will use an active allocation approach when selecting the Fund's investments. In striving to meet its objective, the Fund will typically target about 80% of its net assets in equity securities and about 20% of its net assets in fixed income securities. The Fund's allocations may vary within the ranges shown in the table below. The Fund may invest 15% to 70% of net assets in foreign securities and up to 20% of net assets in emerging market securities.  Following are the strategic policy weights for the Fund's net assets, as they may be invested in broad and narrow asset classes, and various investment styles, and the permitted range of variation around those weights.

Equity Asset Class: 80% policy weight (55-90% range)

  U.S. Equity Asset Class: 40% policy weight (15-50% range)
   o U.S. Large Cap Core
   o U.S. Large Cap Growth
   o U.S. Large Cap Value
   o U.S. Small Cap Core

  International Equity Asset Class: 30% policy weight (15-50% range)
   o International Value
   o International Growth

  Global Real Estate Equity Asset Class: 0% policy weight (0-20% range)
   o U.S. Real Estate
   o Global Ex-U.S. Real Estate

  Emerging Markets Asset Class: 10% policy weight (0-20% range)

Fixed Income Asset Class: 20% policy weight (10-45% range)

  Diversified Fixed Income Asset Class: 20% policy weight (10-45% range)
   o Diversified Fixed Income: 18% policy weight (10-40% range)
   o Money Market/Cash Equivalents: 2% policy weight (0-10% range)

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk — The risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence or heavy institutional selling.

Small company risk — The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Fixed income risk— The risk that: bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds ("junk bonds"), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility.

Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Derivatives risk — Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative (such as a futures or option contract or a swap agreement) is associated moves in the opposite direction anticipated and may rise or fall more rapidly than other investments. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

Liquidity risk — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

Government/regulatory risk — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Foundation® Growth Allocation Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 year or lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/performance. Prior to mid-September 2008, the Fund operated as a fund of funds, investing primarily in other Delaware Investments® Funds. Since mid-September 2008, the Fund has been restructured to invest directly in securities representing a variety of asset classes and investment styles (Restructuring). The historical returns do not reflect the Restructuring.

Year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A's highest quarterly return was 16.13% for the quarter ended June 30, 2009, and its lowest quarterly return was -14.59% for the quarter ended September 30, 2002. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this sales charge were included, the returns would be less than those shown.

Average annual total returns for periods ended December 31, 2010

	1 year	5 years	10 years or lifetime
Class A return before taxes	5.50%	2.25%	2.96%
Class A return after taxes on distributions	4.94%	1.47%	2.48%
Class A return after taxes on distributions and sale of Fund shares	3.57%	1.68%	2.39%
Class B return before taxes	5.50%	2.30%	2.95%
Class C return before taxes	10.09%	2.69%	2.78%
Class R return before taxes (lifetime: 6/2/03-12/31/10)	11.65%	3.22%	6.50%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%

After-tax performance is only presented for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Michael J. Hogan, CFA	Executive Vice President, Head of Equity Investments	June 2007
Paul Grillo, CFA	Senior Vice President, Co-Chief Investment Officer – Total Return Fixed Income Strategy	September 2008
Sharon Hill, Ph.D.	Senior Vice President, Head of Equity Quantitative Research and Analytics	September 2008
Francis X. Morris	Senior Vice President, Chief Investment Officer – Core Equity	May 2004
Babak "Bob" Zenouzi	Senior Vice President, Chief Investment Officer – REIT Equity	September 2008

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; by regular mail (c/o Delaware Investments, P.O. Box 219691, Kansas City, MO 64121-9691); by overnight courier service (c/o Delaware Service Center, 430 W. 7th Street, Kansas City, MO 64105); by telephone to our Shareholder Service Center at 800 523-1918 weekdays from 8:30 a.m. to 6:00 p.m. Eastern time; by telephone to our automated telephone service at
 800 362-3863 at any time; through our web site at www.delawareinvestments.com; or by wire.

In most cases, the minimum initial investment is $1,000 and subsequent investments can be made for as little as $100. If you are buying shares in an IRA or Roth IRA, under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act, or through a direct deposit purchase plan or an automatic investment plan, the minimum initial investment is $250 and subsequent investments can be made for as little as $25. The minimum initial purchase for a Coverdell Education Savings Account is $500 and subsequent investments can be made for as little as $25. There is no minimum initial purchase requirement for Class R shares, but certain eligibility requirements must be met. The minimums vary for retirement plans other than IRAs, Roth IRAs, or Coverdell Education Savings Accounts. We may reduce or waive the above minimums in certain cases. As of May 31, 2007, no new or subsequent investments are allowed in the Fund's Class B shares, except through a reinvestment of dividends or capital gains or permitted exchanges.

Tax information

The Fund's distributions are generally taxable, and will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to brokers/dealers and other
financial intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

Delaware Foundation® Moderate Allocation Fund

What is the Fund's investment objective?

Delaware Foundation Moderate Allocation Fund seeks capital appreciation with current income as a secondary objective.

What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Class	A	B	C	R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%[1]	1.00%[1]	none
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	B	C	R
Management fees	0.65%	0.65%	0.65%	0.65%
Distribution and service (12b-1) fees	0.27%	1.00%	1.00%	0.60%
Other expenses	0.41%	0.41%	0.41%	0.41%
Acquired fund fees and expenses	0.04%[2]	0.04%[2]	0.04%[2]	0.04%[2]
Total annual fund operating expenses	1.37%	2.10%	2.10%	1.70%
Fee waivers and expense reimbursements	(0.24%)[3]	(0.20%)[3]	(0.20%)[3]	(0.30%)[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.13%	1.90%	1.90%	1.40%
1

If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

2	Acquired fund fees and expenses are not reflected in the financial highlights or audited financial statements.
3

The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan and certain other expenses) in order to prevent annual fund operating expenses from exceeding, in an aggregate amount, 0.90% of the Fund's average daily net assets from January 28, 2011 through January 30, 2012. In addition, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Fund's Class A and Class R shares' 12b-1 fees from January 28, 2011 through January 30, 2012 to no more than 0.25% and 0.50% of average daily net assets, respectively. These waivers and reimbursements may only be terminated by agreement of the Manager or Distributor, as applicable, and the Fund. Additionally, the Fund's Class A shares are subject to a blended rate of 0.10% on all shares acquired prior to June 1, 1992 and 0.30% (currently waived to 0.25%) on all shares acquired on or after June 1, 1992.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		(if not redeemed)		(if not redeemed)
Class	A	B	B	C	C	R
1 year	$684	$193	$593	$193	$293	$143
3 years	$962	$639	$914	$639	$639	$506
5 years	$1,260	$1,111	$1,336	$1,111	$1,111	$895
10 years	$2,107	$2,229	$2,229	$2,415	$2,415	$1,984

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 134% of the average value of its portfolio.

What are the Fund's principal investment strategies?

The Fund seeks to achieve its objectives by investing in a combination of underlying securities representing a variety of asset classes and investment styles. The Manager uses an active allocation approach when selecting investments for the Fund. In striving to meet its objectives, the Fund will typically target about 60% of its net assets in equity securities and about 40% of its net assets in fixed income securities. Allocations for the Fund may vary within the ranges shown in the table below. The Fund may invest 10% to 60% of net assets in foreign securities, and up to 15% of net assets in emerging market securities.  Following are the strategic policy weights for the Fund's net assets, as they may be invested in broad and narrow asset classes, and various investment styles, and the permitted range of variation around those weights.

Equity Asset Class: 60% policy weight (40-70% range)

  U.S. Equity Asset Class: 30% policy weight (10-40% range)
   o U.S. Large Cap Core
   o U.S. Large Cap Growth
   o U.S. Large Cap Value
   o U.S. Small Cap Core

  International Equity Asset Class: 22.5% policy weight (10-40% range)
   o International Value
   o International Growth

  Global Real Estate Equity Asset Class: 0% policy weight (0-15% range)
  o U.S. Real Estate
   o Global Ex-U.S. Real Estate

  Emerging Markets Asset Class: 7.5% policy weight (0-15% range)

Fixed Income Asset Class:40% policy weight (30-60% range)

  Diversified Fixed Income Asset Class: 40% policy weight (30-60% range)
   o Diversified Fixed Income: 38% policy weight (20-50% range)
   o Money Market/Cash Equivalents: 2% policy weight (0-15% range)

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk — The risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence or heavy institutional selling.

Small company risk — The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Fixed income risk— The risk that: bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds ("junk bonds"), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility.

Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Derivatives risk — Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative (such as a futures or option contract or a swap agreement) is associated moves in the opposite direction anticipated and may rise or fall more rapidly than other investments. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

Liquidity risk — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

Government/regulatory risk — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Foundation® Moderate Allocation Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 year or lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/performance. Prior to mid-September 2008, the Fund operated as a fund of funds, investing primarily in other Delaware Investments® Funds. Since mid-September 2008, the Fund has been restructured to invest directly in securities representing a variety of asset classes and investment styles (Restructuring). The historical returns do not reflect the Restructuring.

Year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A's highest quarterly return was 13.72% for the quarter ended June 30, 2009, and its lowest quarterly return was -9.92% for the quarter ended September 30, 2002. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this sales charge were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2010

	1 year	5 years	10 years or lifetime
Class A return before taxes	4.72%	3.62%	3.86%
Class A return after taxes on distributions	3.95%	2.90%	3.26%
Class A return after taxes on distributions and sale of Fund shares	3.03%	2.74%	3.01%
Class B return before taxes	4.72%	3.68%	3.86%
Class C return before taxes	9.24%	4.06%	3.70%
Class R return before taxes (lifetime: 6/2/03-12/31/10)	10.80%	4.59%	6.43%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%

After-tax performance is only presented for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Michael J. Hogan, CFA	Executive Vice President, Head of Equity Investments	June 2007
Paul Grillo, CFA	Senior Vice President, Co-Chief Investment Officer – Total Return Fixed Income Strategy	September 2008
Sharon Hill, Ph.D.	Senior Vice President, Head of Equity Quantitative Research and Analytics	September 2008
Francis X. Morris	Senior Vice President, Chief Investment Officer – Core Equity	May 2004
Babak "Bob" Zenouzi	Senior Vice President, Chief Investment Officer – REIT Equity	September 2008

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; by regular mail (c/o Delaware Investments, P.O. Box 219691, Kansas City, MO 64121-9691); by overnight courier service (c/o Delaware Service Center, 430 W. 7th Street, Kansas City, MO 64105); by telephone to our Shareholder Service Center at 800 523-1918 weekdays from 8:30 a.m. to 6:00 p.m. Eastern time; by telephone to our automated telephone service at
 800 362-3863 at any time; through our web site at www.delawareinvestments.com; or by wire.

In most cases, the minimum initial investment is $1,000 and subsequent investments can be made for as little as $100. If you are buying shares in an IRA or Roth IRA, under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act, or through a direct deposit purchase plan or an automatic investment plan, the minimum initial investment is $250 and subsequent investments can be made for as little as $25. The minimum initial purchase for a Coverdell Education Savings Account is $500 and subsequent investments can be made for as little as $25. There is no minimum initial purchase requirement for Class R shares, but certain eligibility requirements must be met. The minimums vary for retirement plans other than IRAs, Roth IRAs, or Coverdell Education Savings Accounts. We may reduce or waive the above minimums in certain cases. As of May 31, 2007, no new or subsequent investments are allowed in the Fund's Class B shares, except through a reinvestment of dividends or capital gains or permitted exchanges.

Tax information

The Fund's distributions are generally taxable, and will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to brokers/dealers and other
financial intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

Delaware Foundation® Conservative Allocation Fund

What is the Fund's investment objective?

Delaware Foundation Conservative Allocation Fund seeks a combination of current income and preservation of capital with capital appreciation.

What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

In May 2007, the Fund terminated certain sales of Class B shares. As stated below, the termination of these sales could affect certain sales charges and fees related to Class B shares of the Fund. Effective January 8, 2010, the Distributor has voluntarily agreed to limit the 12b-1 fees for Class B shares to 0.25% of average daily net assets. Please see "About your account — Choosing a share class" for more information.

Shareholder fees (fees paid directly from your investment)
Class	A	B	C	R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%[1]	1.00%[1]	none
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	B	C	R
Management fees	0.65%	0.65%	0.65%	0.65%
Distribution and service (12b-1) fees	0.30%	1.00%	1.00%	0.60%
Other expenses	0.60%	0.60%	0.60%	0.60%
Acquired fund fees and expenses	0.02%[2]	0.02%[2]	0.02%[2]	0.02%[2]
Total annual fund operating expenses	1.57%	2.27%	2.27%	1.87%
Fee waivers and expense reimbursements	(0.44%)[3]	(0.39%)[3]	(0.39%)[3]	(0.49%)[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.13%	1.88%	1.88%	1.38%
1

If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

2	Acquired fund fees and expenses are not reflected in the financial highlights or audited financial statements.
3

The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive its investment advisory fees and/or pay Fund expenses (excluding any 12b-1 plan and certain other expenses) to the extent necessary to prevent total annual fund operating expenses from exceeding 0.88% of the Fund's average daily net assets from January 28, 2011 through January 30, 2012. The Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Class A and Class R shares' 12b-1 fees from January 28, 2011 through January 30, 2012 to no more than 0.25% and 0.50%, respectively, of average daily net assets.  These waivers and reimbursements may be terminated by agreement of the Manager or Distributor, as applicable, and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		(if not redeemed)		(if not redeemed)
Class	A	B	B	C	C	R
1 year	$684	$191	$591	$191	$291	$141
3 years	$1,002	$672	$947	$672	$672	$540
5 years	$1,342	$1,180	$1,405	$1,180	$1,180	$965
10 years	$2,300	$2,399	$2,399	$2,575	$2,575	$2,150

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 192% of the average value of its portfolio.

What are the Fund's principal investment strategies?

The Fund seeks to achieve its objective by investing in a combination of underlying securities representing a variety of asset classes and investment styles. The Manager uses an active allocation approach when selecting investments for the Fund. In striving to meet its objective, the Fund will typically target about 40% of its net assets in equity securities and about 60% of its net assets in fixed-income securities. Allocations for the Fund can vary within the ranges shown in the table below. The Fund may invest 5% to 50% of net assets in foreign securities, and up to 10% of net assets in emerging market securities.  Following are the strategic policy weights for the Fund's net assets, as they may be invested in broad and narrow asset classes, and various investment styles, and the permitted range of variation around those weights.

Equity Asset Class: 40% policy weight (20-50% range)

  U.S. Equity Asset Class: 20% policy weight (5-30% range)
   o U.S. Large Cap Core
   o U.S. Large Cap Growth
   o U.S. Large Cap Value
   o U.S. Small Cap Core

  International Equity Asset Class: 15% weight (5-30% range)
   o International Value
   o International Growth

  Global Real Estate Equity Asset Class: 0% policy weight (0-15% range)
   o U.S. Real Estate
   o Global Ex-U.S. Real Estate

  Emerging Markets Asset Class: 5% policy weight (0-10% range)

Fixed Income Asset Class: 60% policy weight (50-80% range)

  Diversified Fixed Income Asset Class: 60% policy weight (50-80% range)
   o Diversified Fixed Income: 58% policy weight (30-70% range)
   o Money Market/Cash Equivalents: 2% policy weight (0-20% range)

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk — The risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence or heavy institutional selling.

Small company risk — The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Fixed income risk— The risk that: bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds ("junk bonds"), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility.

Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Derivatives risk — Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative (such as a futures or option contract or a swap agreement) is associated moves in the opposite direction anticipated and may rise or fall more rapidly than other investments. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

Liquidity risk — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

Government/regulatory risk — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Foundation® Conservative Allocation Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 year or lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/performance. Prior to mid-September 2008, the Fund operated as a fund of funds, investing primarily in other Delaware Investments® Funds. Since mid-September 2008, the Fund has been restructured to invest directly in securities representing a variety of asset classes and investment styles (Restructuring). The historical returns do not reflect the Restructuring.

Year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A's highest quarterly return was 11.83% for the quarter ended September 30, 2009, and its lowest quarterly return was -5.98% for the quarter ended September 30, 2002. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this sales charge were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2010

	1 year	5 years	10 years or lifetime
Class A return before taxes	3.37%	4.62%	4.34%
Class A return after taxes on distributions	1.65%	3.49%	3.32%
Class A return after taxes on distributions and sale of Fund shares	2.40%	3.35%	3.14%
Class B return before taxes	3.37%	4.87%	4.32%
Class C return before taxes	7.75%	5.07%	4.14%
Class R return before taxes (lifetime: 6/2/03-12/31/10)	9.42%	5.61%	6.15%
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%

After-tax performance is only presented for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Michael J. Hogan, CFA	Executive Vice President, Head of Equity Investments	June 2007
Paul Grillo, CFA	Senior Vice President, Co-Chief Investment Officer – Total Return Fixed Income Strategy	September 2008
Sharon Hill, Ph.D.	Senior Vice President, Head of Equity Quantitative Research and Analytics	September 2008
Francis X. Morris	Senior Vice President, Chief Investment Officer – Core Equity	May 2004
Babak "Bob" Zenouzi	Senior Vice President, Chief Investment Officer – REIT Equity	September 2008

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; by regular mail (c/o Delaware Investments, P.O. Box 219691, Kansas City, MO 64121-9691); by overnight courier service (c/o Delaware Service Center, 430 W. 7th Street, Kansas City, MO 64105); by telephone to our Shareholder Service Center at 800 523-1918 weekdays from 8:30 a.m. to 6:00 p.m. Eastern time; by telephone to our automated telephone service at
 800 362-3863 at any time; through our web site at www.delawareinvestments.com; or by wire.

In most cases, the minimum initial investment is $1,000 and subsequent investments can be made for as little as $100. If you are buying shares in an IRA or Roth IRA, under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act, or through a direct deposit purchase plan or an automatic investment plan, the minimum initial investment is $250 and subsequent investments can be made for as little as $25. The minimum initial purchase for a Coverdell Education Savings Account is $500 and subsequent investments can be made for as little as $25. There is no minimum initial purchase requirement for Class R shares, but certain eligibility requirements must be met. The minimums vary for retirement plans other than IRAs, Roth IRAs, or Coverdell Education Savings Accounts. We may reduce or waive the above minimums in certain cases. As of May 31, 2007, no new or subsequent investments are allowed in the Fund's Class B shares, except through a reinvestment of dividends or capital gains or permitted exchanges.

Tax information

The Fund's distributions are generally taxable, and will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to brokers/dealers and other
financial intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

How we manage the Funds

We take a disciplined approach to investing, combining investment strategies and risk management techniques that we believe can help shareholders meet their goals.

Our investment strategies

In order to meet the changing needs of investors throughout their lives, Delaware Foundation® Funds offers four different portfolios with varying levels of income and growth potential and corresponding variations in risk. From the most conservative (Delaware Foundation Conservative Allocation Fund) to the moderate (Delaware Foundation Moderate Allocation Fund) to the more aggressive (Delaware Foundation Growth Allocation Fund and the
 Delaware Foundation Equity Fund), each Fund relies on active asset allocation and invests in a diversified portfolio of securities of different investment classes and styles as it strives to attain its objective(s).

By allocating their investments across several different asset classes and styles, the Funds offer broad diversification while seeking to produce the desired risk/return profile. The potential benefits of such a strategy are three-fold:

1. Offering two types of diversification: first, by using multiple investment styles to identify investment opportunities; and, second, by investing in a broadly diversified number of individual securities;

2. Access to the investment expertise of multiple portfolio managers and analysts who focus on each of the underlying investment styles; and

3. A professional portfolio manager who makes asset allocation decisions.

We believe that the Funds are an efficient way to provide active asset allocation services to meet the needs of investors through different stages of their life and their accumulation of wealth. Our active asset allocation strategy begins with an evaluation of three key factors:

  the returns and risks associated with different asset classes;

  the correlation between different asset classes, in other words, their tendency to move up or down together; and

  the evolution of the global opportunity set, in the form of absolute and relative changes in the investable universe over time.

This information is used to determine how much of each Fund will be allocated to each asset class. We then select the appropriate investment styles for investment. We have identified a select group of investment styles that are appropriate for the allocation strategies of the Funds. Each style is listed below along with its investment strategies:

U.S. large cap core

In managing the large-cap core investment sleeve (style) for the Funds, we research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we believe are the best investments for the Funds. The large cap core investment sleeve (style) employs a bottom-up security selection utilizing quantitative screens, fundamental research, and risk control to evaluate stocks based on both growth and value characteristics. We typically use a quantitative screen that ranks the attractiveness of an investment based on a combination of valuation measures, earnings expectations, cash flow, and balance sheet quality. In further evaluating the attractiveness of an investment, we consider factors such as business conditions in the company's industry and its competitive position in that industry. We conduct fundamental research on all investments, which often includes reviewing U.S. Securities and Exchange Commission (SEC) filings, examining financial statements, and meeting with top-level company executives. When constructing the large cap core investment sleeve (style), we apply controls to ensure that the sleeve (style) has acceptable risk characteristics. These characteristics include, but are not limited to, size, valuation, growth, yield, and earnings consistency. This risk profile is then compared to the benchmark index to ensure the large cap core investment sleeve (style) does not have any unintended risk exposure. We strive to identify stocks of large companies that we believe offer above-average opportunities for long-term price appreciation based on: (1) attractive valuations; (2) growth prospects; and (3) strong cash flow. The large cap core investment sleeve (style) will generally invest primarily in common stock of companies with market capitalizations of at least $2 billion at the time of purchase.

U.S. mid- and large-cap growth

In managing the mid- and large-cap growth investment sleeve (style) for the Funds, we research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for the Funds.

 We invest primarily in common stocks and, though we have the flexibility to invest in companies of all sizes, we generally focus on medium- and large-size companies. Our goal is to own companies that we expect to grow faster than the U.S. economy. Using a bottom-up approach, we look for companies that we believe: (1) have large end-market potential, dominant business models, and strong free cash flow generation; (2) demonstrate operational efficiencies; (3) have planned well for capital allocation; and (4) have governance policies that tend to be favorable to shareholders. There are a number of catalysts that might increase a company's potential for free cashflow growth. Our disciplined, research-intensive selection process is designed to identify catalysts such as: (1) management changes; (2) new products; (3) structural changes in the economy; or (4) corporate restructurings and turnaround situations. We maintain a diversified portfolio representing a number of different industries. Such an approach helps to minimize the impact that any one security or industry could have on the Funds if it were to experience a period of slow or declining growth.

U.S. large-cap value

In managing the large-cap value investment sleeve (style) for the Funds, we research individual companies and analyze economic and market conditions, seeking to identify the securities that we believe are the best investments for the Funds. The large cap value investment sleeve (style) invests primarily in securities of large-capitalization companies that we believe have long-term capital appreciation potential. We follow a value-oriented investment philosophy in selecting stocks for the Fund using a research-intensive approach that considers factors such as: (1) a security price that reflects a market valuation that is judged to be below the estimated present or future value of the company; (2) favorable earnings prospects and dividend yield potential; (3) the financial condition of the issuer; and (4) various qualitative factors. We may sell a security if we no longer believe the security will contribute to meeting the investment objective. In considering whether to sell a security, we may evaluate, among other things, the factors listed above, the condition of the U.S. economy, the condition of non-U.S. economies, and changes in the condition and outlook in the issuer's industry sector.

U.S. small-cap core

In managing the small-cap core investment sleeve (style) for the Funds, we research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we believe are the best investments for the Funds. We strive to identify stocks of small companies that we believe offer above-average opportunities for long-term price appreciation based on: (1) attractive valuations; (2) growth prospects; and (3) strong cash flow. The small-cap core investment sleeve (style) employs employ a bottom-up security selection utilizing quantitative screens, fundamental research, and risk control to evaluate stocks based on both growth and value characteristics. We typically use a quantitative screen that ranks the attractiveness of an investment based on a combination of valuation measures, earnings expectations, cash flow, and balance sheet quality. In further evaluating the attractiveness of an investment, we consider factors such as business conditions in the company's industry and its competitive position in that industry. We conduct fundamental research on certain investments, which often includes reviewing SEC filings, examining financial statements, and meeting with top-level company executives. When constructing the sleeve (style), we apply controls to ensure the sleeve (style) has acceptable risk characteristics. These characteristics include, but are not limited to, size, valuation, growth, yield, and earnings consistency. This risk profile is then compared to the benchmark index to ensure the sleeve (style) does not have any unintended risk exposure. From time to time, this sleeve may also invest in convertible securities, futures contracts, options on futures contracts and warrants.

International value

In managing the international value investment sleeve (style) for the Funds, we research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we believe are the best investments for the Funds. We use a value strategy, investing primarily in equity securities which provide the potential for capital appreciation. In selecting foreign stocks, the portfolio management team's philosophy is based on the concept that adversity creates opportunity and that transitory problems can be overcome by well-managed companies. The team uses an approach that combines quantitative, valuation-based screening at the early stages followed by comprehensive company and industry specific research. The team's philosophy and process are based on the concept that valuation screens serve solely as a starting point in the creation of a portfolio of undervalued stocks because accounting measures only approximate the intrinsic value of any company. The team's investment universe segmentation prioritizes its research and its bottom-up contrarian investment style seeks to identify mispriced securities. The international value investment sleeve (style) may purchase securities in any foreign country, developed or emerging; however, the portfolio management team currently anticipates investing in Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Korea, Mexico, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, Taiwan, and the United Kingdom. While this is a representative list, the Funds may also invest in countries not listed here. We maintain a long-term focus, seeking companies that we believe will perform well over the next three to five years.

International growth

In managing the international growth investment sleeve (style) for the Funds, we seek to invest primarily in equity securities that provide the potential for capital appreciation. The strategy would commonly be described as a growth strategy. We may purchase securities in any foreign, developed, or emerging country.

We may invest in foreign securities through investments in exchange traded funds that utilize an international growth investment style. Alternatively, we may research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for the Funds. In selecting such securities, we would use a bottom-up investment approach in buying and selling investments for the Funds, and would consider factors such as financial, economic, political, and regulatory conditions, in addition to industry position and growth prospects.

Emerging markets

In managing the emerging markets investment sleeve (style) for the Funds, we research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we believe are the best investments for the Funds. Our primary emphasis will be on the stocks of companies considered to be from an emerging country. We consider an "emerging country" to be any country that is: (1) generally recognized to be an emerging or developing country by the international financial community, including the World Bank and the International Finance Corporation; (2) classified by the United Nations as developing; or (3) included in the International Finance Corporation Free Index or the MSCI Emerging Markets Index.

Developing or emerging countries include almost every nation in the world except the United States, Canada, Japan, Australia, New Zealand, and most nations located in Western and Northern Europe. A representative list of the countries where we may invest includes: Argentina, Brazil, Chile, China, Croatia, Czech Republic, Egypt, Estonia, Hungary, India, Indonesia, Israel, Malaysia, Mexico, Panama, Poland, Republic of Korea, Russia, South Africa, Taiwan, Turkey, and Thailand. We may invest in other countries, particularly as markets in other emerging countries develop. In deciding whether a company is from an emerging country, we evaluate publicly available information and question individual companies to determine if the company meets one of the following criteria: (1) the principal trading market for the company's securities is in a country that is emerging; (2) the company is organized under the laws of an emerging market country and has a principal office in an emerging country; or (3) the company derives a majority of its income from operations in emerging countries, even though the company's securities are traded in an established market or in a combination of emerging and established markets.

Currently, investing in many emerging countries is not feasible or may involve significant political risks. We focus investments in emerging countries where we consider the economies to be developing strongly and where the markets are becoming more sophisticated. In deciding where to invest, we emphasize investments that we believe are trading at a discount to intrinsic value. We place particular emphasis on factors such as political reform, economic deregulation, and liberalized trade policy. We strive to apply a disciplined valuation process that allows us to purchase stocks that are selling for less than what we believe their intrinsic value is. In order to determine what we believe a security's intrinsic value is, we evaluate its future income potential, taking into account the impact both currency fluctuations and inflation might have on that income stream. We then analyze what that income would be worth if paid today. That helps us decide what we think the security is worth today. We then compare our determination of the security's value to its current price to determine if it is a good value. We use income as an indicator of value because we believe it allows us to compare securities across different sectors and different countries using one measurement standard. We may be inclined to choose growth-oriented investments if such investments are traded at valuation levels that compare favorably to those of value-oriented investments when measured by the discount to their intrinsic value.

Global real estate securities

In managing the global real estate securities investment sleeve (style) for the Funds, we research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we believe are the best investments for the Funds. We invest in securities issued by U.S. and non-U.S. companies in the real estate and real estate related sectors. A company in the real estate sector (such as a real estate operating or service company) generally derives at least 50% of its revenue from real estate or has at least 50% of its assets in real estate. We will allocate the assets among companies in various regions and countries throughout the world, including the U.S. and developed, developing, and emerging market non-U.S. countries. Therefore, we may at times have a significant investment in real estate companies organized or located outside the U.S. Conversely, under certain market conditions, we may shift more of the investments to U.S. companies. We may invest in securities issued in any currency and may hold foreign currency.

Our investment strategy is based on both a top-down and a bottom-up assessment of countries and specific markets. From a top-down perspective, we consider each region's economy, including current economic conditions, interest rates, job growth, and capital flows. Our bottom-up analysis is based on a relative valuation methodology that is focused on both real estate valuations and security-level research with disciplined portfolio management. Real estate factors that are important to our analysis include supply/demand, vacancy rates, and rental growth in a particular market. This market-by-market research is coupled with an overview of a company's financials, cash flow, dividend growth rates, and management strategy. In addition, we consider selling a security based generally on the following disciplines: a security reaching our targeted price ranges; relative pricing of a security versus other investment opportunities; or a negative change in how we view a security's fundamentals.

Diversified fixed income

In selecting fixed income securities for each Fund, we take a disciplined approach to investing, combining investment strategies and risk management techniques that we believe can help shareholders meet their goals. We analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for the Funds. The fixed income investment sleeve (style) allocates its investments principally among the U.S. Investment Grade, U.S. High Yield, International Developed Markets, and Emerging Markets Sectors.

In managing the assets allocated to the investment grade sector, we will invest principally in debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and by U.S. corporations. The corporate debt obligations in which the Fund may invest include bonds, notes, debentures, and commercial paper of U.S. companies. The U.S. government securities in which we may invest include a variety of securities which are issued or guaranteed as to the payment of principal and interest by the U.S. government, and by various agencies or instrumentalities which have been established or sponsored by the U.S. government. The investment grade sector of the assets may also be invested in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or by government sponsored corporations. Other mortgage-backed securities in which the Fund may invest are issued by certain private, non-government entities. Subject to quality limitations, we may also invest in securities which are backed by assets such as receivables on home equity and credit card loans, automobile, mobile home, recreational vehicle, and other loans, wholesale dealer floor plans, and leases. Securities purchased by the fixed income investment sleeve (style) within this sector will be rated in one of the four highest rating categories or will be unrated securities that we determine are of comparable quality.

In managing the assets allocated to the U.S. High Yield sector, we will invest the assets that are allocated to the domestic high yield sector primarily in those securities having a liberal and consistent yield and those tending to reduce the risk of market fluctuations. We may invest in domestic corporate debt obligations, including notes, which may be convertible or non-convertible, commercial paper, units consisting of bonds with stock or warrants to buy stock, attached debentures, convertible debentures, zero coupon bonds, and pay-in-kind securities. We will invest in both rated and unrated bonds. The rated bonds that we may purchase in this sector will generally be rated BB or lower by Standard & Poor's (S&P) or Fitch, Inc. (Fitch), Ba or lower by Moody's Investors Service, Inc. (Moody's), or similarly rated by another nationally recognized statistical rating organization (NRSRO). Unrated bonds may be more speculative in nature than rated bonds.

In managing the assets allocated to the International Developed Markets sector, we invest primarily in fixed income securities of issuers organized or having a majority of their assets or deriving a majority of their operating income in international developed markets. These fixed income securities may include foreign government securities, debt obligations of foreign companies, and securities issued by supranational entities. A supranational entity is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development. Examples of supranational entities include, among others, the International Bank for Reconstruction and Development (more commonly known as the World Bank), the European Central Bank, the European Investment Bank, the Inter-American Development Bank, and the Asian Development Bank. The International Developed Markets Sector will be subject to certain risks, including, but not limited to, the risk that securities within this sector may be adversely affected by political instability, changes in currency exchange rates, foreign economic conditions, or inadequate regulatory and accounting standards.

In managing the assets allocated to Emerging Markets sector, we may purchase securities of issuers in any foreign country, developed and underdeveloped. These investments may include direct obligations of issuers located in emerging markets countries. As with the International Sector, the fixed income securities in the Emerging Markets Sector may include foreign government securities, debt obligations of foreign companies, and securities issued by supranational entities. In addition to the risks associated with investing in all foreign securities, emerging markets debt is subject to specific risks, particularly those that result from emerging markets generally being less stable, politically and economically, than developed markets. There is substantially less publicly available information about issuers in emerging markets than there is about issuers in developed markets, and the information that is available tends to be of a lesser quality. Also, emerging markets are typically less mature, less liquid, and subject to greater price volatility than are developed markets.

Once we select appropriate investments for each Fund, we continually monitor the market and economic environments and the risk/reward profiles of each asset class. We actively adjust each Fund, striving to meet its investment objective(s).

The Funds' investment objectives are nonfundamental. This means the Board may change an objective without obtaining shareholder approval. If an objective were changed, shareholders would receive at least 60 days' notice before the change becomes effective.

The securities in which the Funds typically invest

Please see the Funds' statement of additional information (SAI) for additional information about certain of the securities described below as well as other securities in which the Funds may invest.

Common stocks

Common stocks are securities that represent shares of ownership in a corporation. Stockholders may participate in a corporation's profits through its distribution of dividends to stockholders, proportionate to the number of shares they own.

How the Funds use them: The Funds focus a portion of their net investments on common stocks.

Corporate bonds

Corporate bonds are debt obligations issued by a corporation.

How the Funds use them: The Funds may invest in corporate bonds rated in one of the four highest categories by an NRSRO (e.g., at least BBB by S&P or Baa by Moody's), or deemed equivalent consistent with their investment objectives and policies. For bonds rated below investment grade, please see High yield fixed income securities below.

High yield fixed income securities (junk bonds)

High yield fixed income securities are debt obligations issued by a corporation and rated lower-than-investment-grade by an NRSRO such as S&P or Moody's. High yield fixed income securities are issued by corporations that have lower credit quality and may have difficulty repaying principal and interest.

How the Funds use them: Delaware Foundation Growth Allocation Fund, the Delaware Foundation Moderate Allocation Fund, and the Delaware Foundation Conservative Allocation Fund may invest in high yield fixed income securities up to 20%, 25%, and 35% of their net assets, respectively.

Emphasis is typically on those rated BB or Ba by an NRSRO. We carefully evaluate an individual company's financial situation, its management, the prospects for its industry, and the technical factors related to its bond offering. Our goal is to identify those companies that we believe will be able to repay their debt obligations in spite of poor ratings. We may invest in unrated bonds if we believe their credit quality is comparable to the rated bonds in which we are permitted to invest. Unrated bonds may be more speculative in nature than rated bonds.

Convertible securities

Convertible securities are usually preferred stocks or corporate bonds that can be exchanged for a set number of shares of common stock at a predetermined price. These securities offer higher appreciation potential than nonconvertible bonds and greater income potential than nonconvertible preferred stocks.

How the Funds use them: The Funds may invest a portion of their assets in convertible securities in any industry consistent with their investment objectives and policies.

Mortgage-backed securities

Mortgage-backed securities are fixed income securities that represent pools of mortgages, with investors receiving principal and interest payments as the underlying mortgage loans are paid back. Many are issued and guaranteed against default by the U.S. government or its agencies or instrumentalities, such as the Federal Home Loan Mortgage Corporation, Fannie Mae, and the Government National Mortgage Association. Others are issued by private financial institutions, with some fully collateralized by certificates issued or guaranteed by the U.S. government or its agencies or instrumentalities.

How the Funds use them: Each of the Funds may invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities or by government sponsored corporations consistent with their investment objectives and policies.

Collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs)

CMOs are privately issued mortgage-backed bonds whose underlying value is the mortgages that are collected into different pools according to their maturity. They are issued by U.S. government agencies and private issuers. REMICs are privately issued mortgage-backed bonds whose underlying value is a fixed pool of mortgages secured by an interest in real property. Like CMOs, REMICs offer different pools according to the underlying mortgages' maturities.

How the Funds use them: The Funds may invest in CMOs and REMICs consistent with their investment objectives and policies. Illiquid stripped mortgage securities together with any other illiquid investments will not exceed each Fund's limit on illiquid securities. In addition, subject to certain quality and collateral limitations, Delaware Foundation Growth Allocation Fund, Delaware Foundation Moderate Allocation Fund, and Delaware Foundation Conservative Allocation Fund may invest up 5%, 10%, and 15% of net assets, respectively in CMOs and REMICs issued by private entities that are not collateralized by securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities.

Asset-backed securities

Asset-backed securities are bonds or notes backed by accounts receivable, including home equity, automobile, or credit loans.

How the Funds use them: Each of the Funds may invest in asset-backed securities rated in one of the four highest rating categories by an NRSRO consistent with their investment objectives and policies.

Real estate investment trusts (REITs)

REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

How the Funds use them:  Each of the Funds may invest in shares of REITs consistent with their investment objectives and policies.

U.S. government securities

Direct U.S. obligations include bills, notes and bonds, as well as other debt securities, issued by the U.S. Treasury, and securities of U.S. government agencies or instrumentalities. U.S. Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the "full faith and credit" of the United States, investors in such securities look principally to the agency or instrumentality issuing or guaranteeing the obligation for the ultimate repayment.

How the Funds use them: Each of the Funds may invest in U.S. government securities for temporary purposes or otherwise, as is consistent with their investment objectives and policies.

Foreign securities

Foreign corporate equity securities include those securities issued by companies: (i) whose principal securities trading markets are outside the U.S.; (ii) that derive 50% or more of their total revenue from either goods or services produced or sales made in markets outside the U.S.; (iii) that generate 50% or more of their operating income outside the U.S.; (iv) that have 50% or more of their assets outside the U.S.; (v) that are linked to non-U.S. dollar currencies; or (vi) that are organized under the laws of, or with principal offices in, a country other than the U.S. We may invest in securities issued in any currency and may hold foreign currencies. Securities of issuers within a given country may be denominated in the currency of another country.

How the Funds use them: Each of the Funds may invest in equity and debt securities issued by foreign companies and debt securities issued by foreign governments consistent with its investment objectives and policies.

Repurchase agreements

A repurchase agreement is an agreement between a buyer of securities, such as a fund, and a seller of securities, in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed-upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

How the Funds use them: The Funds may use repurchase agreements as short-term investments for their cash positions or for temporary defensive purposes. In order to enter into these repurchase agreements, the Funds must have collateral of at least 102% of the repurchase price. We will only enter into repurchase agreements in which the collateral is comprised of U.S. government securities. In the Manager's discretion, the Funds may invest overnight cash balances in short-term discount notes issued or guaranteed by the U.S. government, its agencies or instrumentalities or government-sponsored corporations.

Restricted securities

Restricted securities are privately placed securities whose resale is restricted under U.S. securities laws.

How the Funds use them: Each Fund may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, commonly known as "Rule 144A Securities." Restricted securities that are determined to be illiquid may not exceed a Fund's limit on investments in illiquid securities.

Illiquid securities

Illiquid securities are securities that do not have a ready market and cannot be readily sold within seven days at approximately the price at which a fund has valued them.

How the Funds use them: Each Fund may invest up to 15% of its net assets in illiquid securities.

Short-term debt or money market instruments

Short-term debt or money market instruments are very short-term debt securities generally considered to be equivalent to cash.

How the Funds use them: Each Fund may invest in these instruments either as a means to achieve its investment objective or, more commonly, as temporary defensive investments or pending investment in the Fund's principal investment securities. When investing all or a significant portion of a Fund's assets in these instruments, a Fund may not be able to achieve its investment objective.

Time deposits

Time deposits are nonnegotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate.

How the Funds use them:  The Funds will not purchase time deposits maturing in more than seven days, and time deposits maturing from two business days through seven calendar days will not exceed 15% of the total assets of each of the Funds.

When-issued and delayed-delivery securities

In these transactions, instruments are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. The payment obligations and the interest rates that will be received are each fixed at the time a fund enters into the commitment and no interest accrues to a fund until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.

How the Funds use them:  Each Fund may purchase securities on a when-issued or delayed-delivery basis. Each Fund may not enter into when-issued commitments exceeding, in the aggregate, 15% of the market value of its total assets less liabilities other than the obligations created by these commitments. Each Fund will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Securities lending transactions

These transactions involve the loan of securities owned by a fund to qualified dealers and investors for their use relating to short-sales or other securities transactions. These transactions may generate additional income for a fund.

How the Funds use them:  Each Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors.

Zero coupon and pay-in-kind bonds

Zero coupon bonds are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest, and therefore are issued and traded at a discount from their face amounts or par value. Pay-in-kind (PIK) bonds pay interest through the issuance to holders of additional securities.

How the Funds use them: The Funds may invest in fixed income securities, including zero coupon bonds and PIK Bonds, consistent with the Funds' investment objectives and policies.

American depositary receipts (ADRs), European depositary receipts (EDRs), and global depositary receipts (GDRs)

ADRs are receipts issued by a U.S. depositary (usually a U.S. bank) and EDRs and GDRs are receipts issued by a depositary outside of the U.S. (usually a non-U.S. bank or trust company or a foreign branch of a U.S. bank). Depositary receipts represent an ownership interest in an underlying security that is held by the depositary. Generally, the underlying security represented by an ADR is issued by a foreign issuer and the underlying security represented by an EDR or GDR may be issued by a foreign or U.S. issuer. Sponsored depositary receipts are issued jointly by the issuer of the underlying security and the depositary, and unsponsored depositary receipts are issued by the depositary without the participation of the issuer of the underlying security. Generally, the holder of the depositary receipt is entitled to all payments of interest, dividends, or capital gains that are made on the underlying security.

How the Funds use them: The Funds may invest in sponsored and unsponsored ADRs. Such ADRs that the Funds may invest in will be those that are actively traded in the U.S. In conjunction with the Funds' investments in foreign securities, we may also invest in sponsored and unsponsored EDRs and GDRs.

To determine whether to purchase a security in a foreign market or through a depositary receipt, we evaluate the price levels, the transaction costs, taxes and administrative costs, or other relevant factors involved with each security to try to identify the most efficient choice.

Brady bonds

Brady Bonds are debt securities issued under the framework of the Brady Plan, an initiative announced by U.S. Treasury Secretary Nicholas F. Brady in 1989, as a mechanism for debtor nations to restructure their outstanding external indebtedness (generally, commercial bank debt).

How the Funds use them: The Funds may invest in Brady Bonds consistent with their respective investment objective(s). We believe that economic reforms undertaken by countries in connection with the issuance of Brady Bonds may make the debt of countries that have issued or have announced plans to issue Brady Bonds a viable opportunity for investment.

Futures and options

Futures contracts are agreements for the purchase or sale of a security or a group of securities at a specified price, on a specified date. Unlike purchasing an option, a futures contract must be executed unless it is sold before the settlement date.

Options represent a right to buy or sell a swap agreement or a security or a group of securities at an agreed-upon price at a future date. The purchaser of an option may or may not choose to go through with the transaction. The seller of an option, however, must go through with the transaction if its purchaser exercises the option.

Certain options and futures may be considered derivative securities.

How the Fund uses them: The Funds may invest in futures, options, and closing transactions related thereto. These activities will be entered into for hedging purposes and to facilitate the ability to quickly deploy into the market a Fund's cash, short-term debt securities, and other money market instruments at times when the Fund's assets are not fully invested. Each Fund may only enter into these transactions for hedging purposes if it is consistent with its respective investment objective(s) and policies. A Fund may not engage in such transactions to the extent that obligations resulting from these activities, in the aggregate, exceed 25% of its assets. In addition, we may enter into futures contracts, purchase or sell options on futures contracts, trade in options on foreign currencies, and enter into closing transactions with respect to such activities to hedge or "cross hedge" the currency risks associated with their investments.

The Funds have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA) and, therefore, are not subject to registration or regulation as a commodity pool operator under the CEA.

Foreign currency transactions

A fund may invest in securities of foreign issuers and may hold foreign currency. In addition, a fund may enter into contracts to purchase or sell foreign currencies at a future date (a "forward foreign currency" contract or "forward" contract). A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract.

How the Funds use them:  Although the Funds value their assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. Each Fund may, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations. A Fund may also enter into forward contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated.

Interest rate swaps, index swaps, and credit default swap agreements

In an interest rate swap, a fund receives payments from another party based on a floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with a fund receiving payments based on a fixed interest rate and making payments based on a floating interest rate.

In an index swap, a fund receives gains or incurs losses based on the total return of an index, in exchange for making fixed or floating rate interest payments to another party. An index swap can also work in reverse with a fund receiving interest payments from another party in exchange for movements in the total return of a specified index.

In a credit default swap, a fund may transfer the financial risk of a credit event occurring (such as a bond default, bankruptcy, or restructuring) on a particular security or basket of securities to another party by paying that party a periodic premium; likewise, a fund may assume the financial risk of a credit event occurring on a particular security or basket of securities in exchange for receiving premium payments from another party.

Interest rate swaps, index swaps, and credit default swaps may be considered illiquid.

How the Funds use them: We may use interest rate swaps to adjust the Funds' sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that these Funds invest in, such as the corporate bond market. We may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to a Fund on favorable terms. The Funds may enter into credit default swaps in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets. If a Fund has any financial obligation under a swap agreement, it will designate cash and liquid assets sufficient to cover the obligation and will value the designated assets daily as long as the obligation is outstanding.

Investment company securities

Any investments in investment company securities will be limited by the Investment Company Act of 1940, as amended (1940 Act) and would involve a payment of the pro rata portion of their expenses, including advisory fees, of such other investment companies. Under the current 1940 Act limitations, a fund may not: (i) own more than 3% of the voting stock of another investment company; (ii) invest more than 5% of a fund's total assets in the shares of any one investment company; or (iii) invest more than 10% of a fund's total assets in shares of other investment companies. These percentage limitations also apply to a fund's investment in an unregistered investment company.

How the Funds use them: All of the Funds may invest in investment companies to the extent that it helps them achieve their investment objective(s).

Equity linked securities

Privately issued derivative securities which have a return component based on the performance of a single security, a basket of securities, or an index.

How the Funds use them:   We may invest up to 10% of each Fund's net assets in equity linked securities. Equity linked securities may be considered illiquid and are subject to each Fund's limitation on illiquid securities. In some instances, investments in equity linked securities may also be subject to each Fund's limitation on investments in investment companies.

Bank loans

Bank loans represent an interest in a loan or other direct indebtedness, such as an assignment, that entitles the acquiring of such interest to payments of interest, principal and/or other amounts due under the structure of the loan or other direct indebtedness. In addition to being structured as secured or unsecured loans, such investments could be structured as novations or assignments or represent trade or other claims owed by a company to a supplier.

How the Funds use them: The Funds may invest in bank loans that meet the credit standards established by the Fund managers. The Fund managers perform their own independent credit analysis on each borrower and on the collateral securing each loan. The Fund managers consider the nature of the industry in which the borrower operates, the nature of the borrower's assets, and the general quality and creditworthiness of the borrower. Each Fund may invest in bank loans in order to enhance total return, to effect diversification, or to earn additional income. A Fund will not use bank loans for reasons inconsistent with its investment objective(s).

Other investment strategies

Borrowing from banks

Each Fund may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. The Funds will be required to pay interest to the lending banks on the amounts borrowed. As a result, borrowing money could result in the Funds being unable to meet their investment objectives.

Initial public offerings (IPOs)

Under certain market conditions, a Fund may invest in companies at the time of their IPO. Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs may be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

Temporary defensive positions

In response to unfavorable market conditions, we may make temporary investments in cash or cash equivalents or other high-quality, short-term instruments.  These investments may not be consistent with a Fund's investment objective.  To the extent that a Fund holds such instruments, it may be unable to achieve its investment objective.

The risks of investing in the Funds

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Funds, you should carefully evaluate the risks. Because of the nature of the Funds, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. The table below describes the principal risks you assume when investing in the Funds. Please see the SAI for a further discussion of these risks and other risks not discussed here.

Market risk

Market risk is the risk that securities or industries in a certain market—such as the stock or bond market—will decline in value because of economic conditions, future expectations, or investor confidence.

How the Funds strive to manage it: The value of each Fund's holdings, whether equity or fixed income in orientation, fluctuates in response to events affecting markets. In a declining market environment, the value of the Funds' securities will generally decline as well. We maintain a long-term approach and focus on securities that we believe can continue to provide returns over an extended period of time regardless of these interim market fluctuations. Generally, we do not try to predict overall market movements or trade for short-term purposes.

Each Fund may hold a substantial part of its assets in cash or cash equivalents as a temporary, defensive strategy.

Industry and security risks

Industry risk is the risk that the value of securities in a particular industry (such as financial services or manufacturing) will decline because of changing expectations for the performance of that industry.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond (due to situations that could range from decreased sales to events such as a pending merger or actual or threatened bankruptcy).

How the Funds strive to manage them: The Funds are subject to these risks. The Funds generally hold a number of different securities spread across various sectors. We also follow a rigorous selection process before choosing securities and continually monitor them while they remain invested. This combined with the fact that the Funds are well diversified over several assets classes, typically representing different investment styles, should help to reduce industry and security risk.

Small company risk

Small company risk is the risk that prices of smaller companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

How the Fund strive to manage it: The Funds maintain well-diversified Funds, in which we select stocks carefully and monitor them continually. In determining the asset allocation for the Funds, we will evaluate the current risk and reward potential of small-cap stocks and make allocation decisions accordingly.

Delaware Foundation Growth Allocation Fund will generally have significant exposure to this risk, due to its greater emphasis on equities. Delaware Foundation Moderate Allocation Fund and Delaware Foundation Equity Fund will have moderate exposure to this risk. Delaware Foundation Conservative Allocation Fund will generally have less exposure to this risk due to its reduced emphasis on equity securities.

Interest rate risk

Interest rate risk is the risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

How the Funds strive to manage it: The Funds, especially those that invest significantly in fixed income securities, are subject to various interest rate risks depending upon their investment objectives and policies. We cannot eliminate those risks, but we do try to address them by monitoring economic conditions, especially interest rate trends and their potential impact on the Funds. The Funds do not try to increase returns on their investments in debt securities by predicting and aggressively capitalizing on interest rate movements.

Delaware Foundation Equity Fund will generally have less exposure to this risk due to its lesser emphasis on fixed income securities.  Delaware Foundation Growth Allocation Fund and Delaware Foundation Moderate Allocation Fund will generally have moderate exposure to this risk. For Delaware Foundation Conservative Allocation Fund, this is a significant risk due to its substantial allocation to fixed income securities.

Credit risk

Credit risk is the risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value, which would impact a fund's performance.

Investing in so-called "junk" or "high yield" bonds entails the risk of principal loss, which may be greater than the risk involved in investment grade bonds. High yield bonds are sometimes issued by companies whose earnings at the time of issuance are less than the projected debt service on the junk bonds.

Investment by a fund in defaulted securities poses additional risk of loss should nonpayment of principal and interest continue in respect of such securities. Even if such securities are held to maturity, recovery by a fund of its initial investment and any anticipated income or appreciation will be uncertain. A fund also may incur additional expenses in seeking recovery on defaulted securities. Defaulted securities may be considered illiquid.

How the Funds strives to manage it: Each of the Funds investing in fixed income securities is subject to some degree of credit risk. This is less substantial for high-quality, government-oriented securities and more significant for securities that invest in lower quality bonds.

Our careful, credit-oriented bond selection and our commitment to hold a diversified selection of high yield bonds are designed to manage this risk.

It is likely that protracted periods of economic uncertainty would cause increased volatility in the market prices of high yield bonds, an increase in the number of high yield bond defaults, and corresponding volatility in the Fund's NAV.

Our holdings of high-quality, investment grade bonds are less subject to credit risk and may help to balance any credit problems experienced by individual high yield bond issuers or foreign issuers.

When selecting dealers with whom we would make interest rate or index swap agreements, we focus on those with high-quality ratings and do careful credit analysis before investing.

For Delaware Foundation Growth Allocation Fund and Delaware Foundation Equity Fund, this is a less significant risk due to their reduced emphasis on fixed income securities. For Delaware Foundation Moderate Allocation Fund, this is a moderate risk. Though it probably will invest in high yield fixed income securities, these holdings may be balanced by an allocation to U.S. equity securities or higher-quality bonds. For Delaware Foundation Conservative Allocation Fund, this may be a significant risk because the Fund may have a substantial allocation to high yield fixed income securities.

Prepayment risk

Prepayment risk is the risk that homeowners will prepay mortgages during periods of low interest rates, forcing a fund to reinvest its money at interest rates that might be lower than those on the prepaid mortgage. Prepayment risk may also affect other types of debt securities, but generally to a lesser extent than mortgage securities.

How the Funds strives to manage it: Prepayment risk can be a significant risk to fixed income securities that have a large percentage of holdings in mortgage securities. In order to manage this risk, when we think interest rates are low, or that rates will be declining, we will typically look for mortgage securities that we believe are less likely to be prepaid. The Funds will be more or less subject to this risk depending on how much they have allocated to fixed income mortgage securities.

For Delaware Foundation Growth Allocation Fund, there is low exposure to this risk due to a reduced emphasis on the fixed income asset class. For Delaware Foundation Moderate Allocation Fund, there is relatively low exposure to this risk, due to its balanced approach and allocation to equity securities. For Delaware Foundation Conservative Allocation Fund, this could be a significant risk due to its greater focus on the fixed income asset class.

Futures and options risk

Futures and options risk is the possibility that a fund may experience a significant loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the portfolio manager anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss to a fund from using the strategy.

How the Funds strive to manage it: Each of the Funds may use options and futures for defensive purposes, such as to protect gains in the fund without actually selling a security, or to gain exposure to a particular market segment without purchasing individual securities in the segment.

Foreign risk

Foreign risk is the risk that foreign securities may be adversely affected by political instability, changes in currency exchange rates, foreign economic or government conditions, increased transaction costs, or inadequate regulatory and accounting standards.

How the Funds strive to manage it: Holding both international and domestic securities in a well-allocated fund may actually help to reduce overall fund risk since these types of securities may experience different performance cycles.

We attempt to reduce the risks presented by such investments by conducting world wide fundamental research, including country visits. In addition, we monitor current economic and market conditions and trends, the political and regulatory environment, and the value of currencies in different countries in an effort to identify the most attractive countries and securities. Additionally, when currencies appear significantly overvalued compared to average real exchange rates, we may hedge exposure to those currencies for defensive purposes.

Delaware Foundation Growth Allocation Fund will generally have significant exposure to this risk, since international holdings may range from 15% to 70% of net assets. Delaware Foundation Equity Fund will generally have significant exposure to this risk, since international holdings may range from 20% to 70% of net assets.  Delaware Foundation Moderate Allocation Fund will generally have significant exposure to this risk, since international holdings may range from 10% to 60% of net assets. Delaware Foundation Conservative Allocation Fund has moderate exposure to this risk because international holdings may range from 5% to 50% of net assets.

Emerging markets risk

Emerging markets risk is the possibility that the risks associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, in many emerging markets there is substantially less publicly available information about issuers and the information that is available tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets, which are subject to less government regulation or supervision, may also be smaller, less liquid, and subject to greater price volatility.

How the Funds strive to manage it: We carefully select securities within emerging markets and strive to consider all relevant risks associated with an individual company. We cannot eliminate these risks but will attempt to reduce these risks through portfolio diversification, credit analysis, and attention to trends in the economy, industries, and financial markets, and other relevant factors.

Delaware Foundation Growth Allocation Fund has moderate exposure to this risk, since emerging market holdings may range from 0% to 20% of its net assets. Delaware Foundation Equity Fund has moderate exposure to this risk, since emerging market holdings may range from 0% to 25% of net assets.  Delaware Foundation Moderate Allocation Fund has moderate exposure to this risk, since emerging market holdings may range from 0% to 15% of its net assets. Delaware Foundation Conservative Allocation Fund has low exposure to this risk because emerging market holdings are limited to 10% of its net assets.

Currency risk

Currency risk is the risk that the value of a fund's investments may be negatively affected by changes in foreign currency exchange rates. Adverse changes in exchange rates may reduce or eliminate any gains produced by investments that are denominated in foreign currencies and may increase any losses.

How the Funds strive to manage it: Each of the Funds is subject to this risk and may try to hedge currency risk by purchasing foreign currency exchange contracts. By agreeing to purchase or sell foreign securities at a pre-set price on a future date, the Funds strive to protect the value of the securities they own from future changes in currency rates.

Delaware Foundation Growth Allocation Fund will generally have significant exposure to this risk, because international holdings may range from 15% to 70% of its net assets.  Delaware Foundation Equity Fund will generally have significant exposure to this risk, since international holdings may range from 20% to 70% of net assets.  Delaware Foundation Moderate Allocation Fund will generally have significant exposure to this risk, since international holdings may range from 10% to 60% of its net assets. Delaware Foundation Conservative Allocation Fund has moderate exposure to this risk because international holdings may range from 5% to 50% of its net assets.

Liquidity risk

Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

How the Funds strive to manage it: Each Fund limits the percentage of its assets that can be invested in illiquid securities.

Zero coupon and pay-in-kind bonds

Zero coupon and pay-in-kind (PIK) bonds are generally considered to be more interest sensitive than income-bearing bonds, to be more speculative than interest-bearing bonds, and to have certain tax consequences which could, under certain circumstances, be adverse to a fund. For example, a fund accrues, and is required to distribute to shareholders, income on its zero coupon bonds. However, a fund may not receive the cash associated with this income until the bonds are sold or mature. If a fund does not have sufficient cash to make the required distribution of accrued income, the Fund could be required to sell other securities in its portfolio or to borrow to generate the cash required.

How the Funds strive to manage the risk: The Funds may invest in zero coupon and pay-in-kind bonds to the extent consistent with each Fund's investment objective(s). We cannot eliminate the risks of zero coupon bonds, but we do try to address them by monitoring economic conditions, especially interest rate trends and their potential impact on the Funds.

Transaction costs risk

Transaction costs risk is the risk that the costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

How the Funds strive to manage it:  The Funds are subject to transaction costs risk to the extent that their objective(s) and policies permit them to invest, and they actually do invest, in foreign securities. We strive to monitor transaction costs and to choose an efficient trading strategy for the Funds.

Valuation risk

A less liquid secondary market as described above can make it more difficult to obtain precise valuations of the high-yield securities in its portfolio. During periods of reduced liquidity, judgment plays a greater role in valuing high-yield securities.

How the Funds strive to manage it: We will strive to manage this risk by carefully evaluating individual bonds and by limiting the amount of each Fund's assets that can be allocated to privately placed high yield securities.

Government and regulatory risks

Governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets. Government involvement in the private sector may, in some cases, include government investment in, or ownership of, companies in certain commercial business sectors; wage and price controls; or imposition of trade barriers and other protectionist measures. For example, an economic or political crisis may lead to price controls, forced mergers of companies, expropriation, the creation of government monopolies, or other measures that could be detrimental to the investments of a fund.

How the Funds strive to manage it: We monitor the status of regulatory and legislative proposals to evaluate any possible effects they might have on each Fund.

Derivatives risk

Derivatives risk is the possibility that a fund may experience a significant loss if it employs a derivatives strategy (including a strategy involving swaps such as interest rate swaps, index swaps, and credit default swaps) related to a security or a securities index and that security or index moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transaction depends on the willingness and ability of the counterparty to fulfill its contractual obligations. Derivatives also involve additional expenses, which could reduce any benefit or increase any loss to a fund from using the strategy.

How the Funds strive to manage it: We will use derivatives for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, to neutralize the impact of interest rate changes, to increase diversification, or to earn additional income.

Loans and other indebtedness risk

The risk that a fund will not receive payment of principal, interest and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer a fund more protection than an unsecured loan in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by a fund may involve revolving credit facilities or other standby financing commitments which obligate a fund to pay additional cash on a certain date or on demand. These commitments may require a fund to increase its investment in a company at a time when that fund might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that a fund is committed to advance additional funds, it will at all times hold and maintain cash or other high-grade debt obligations in an amount sufficient to meet such commitments.

As a fund may be required to rely upon another lending institution to collect and pass onto the fund amounts payable with respect to the loan and to enforce the fund's rights under the loan and other direct indebtedness, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the fund from receiving such amounts. The highly leveraged nature of many such loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the fund.

How the Funds strive to manage it: These risks may not be completely eliminated, but we will attempt to reduce these risks through portfolio diversification, credit analysis, and attention to trends in the economy, industries, and financial markets. Should we determine that any of these securities are illiquid, these would be subject to the Funds' restriction on illiquid securities.  The Delaware Foundation Equity Fund will generally have less exposure to this risk due to its reduced emphasis on fixed income securities.

Foreign government and supranational securities risk

Foreign government and supranational securities risk relate to the ability of a foreign government or government related issuer to make timely payments on its external debt obligations.

This ability to make payments will be strongly influenced by the issuer's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates, and the extent of its foreign reserves.

How the Funds strive to manage it: We are subject to this risk with respect to a Fund's debt investments and will attempt to limit this risk by performing credit analysis on the issuer of each security purchased. We also attempt to reduce this risk by limiting the portion of net assets that may be invested in these securities.

We also compare the risk-reward potential of foreign government securities being considered to that offered by equity securities to determine whether to allocate assets to equity or fixed income investments.

High yield, high-risk foreign fixed income securities risk

The economy and interest rates may affect these high yield, high-risk securities differently than they affect other securities. Prices have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or a substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. Changes by recognized rating agencies in their rating of any such security and in the ability of the issuer to make payments of interest and principal will also ordinarily have a more dramatic effect on the values of these investments than on the values of higher-rated securities. Consequently, these changes will affect a fund's net asset value (NAV) per share.

How the Funds strive to manage it: We intend to limit the Funds' investment in any single lower-rated bond, which can help to reduce the effect of an individual default on the Funds. We also intend to limit the Funds' overall holdings of bonds in this category. Such limitations may not protect the Funds from widespread bond defaults brought about by a sustained economic downturn or from price declines that might result from changes in the quality ratings of individual bonds.

Real estate industry risk

Real estate industry risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates. REITs are subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code, as amended (Code), or other similar statute in non-U.S. countries and/or to maintain exemptions from the Investment Company Act of 1940, as amended (1940 Act).

How the Funds strive to manage it:  To the extent we invest in REITs, we are subject to the risks associated with the real estate industry. Investors should carefully consider these risks before investing in the Funds.

Political risk

Political risk is the risk that countries or an entire region may experience political instability. This may cause greater fluctuation in the value and liquidity of investments due to changes in currency exchange rates, governmental seizures, or nationalization of assets.

How the Fund strives to manage it: We evaluate the political situations in the countries where we invest and take into account any potential risks before we select securities for a Fund. However, there is no way to eliminate political risk when investing internationally. In emerging markets, political risk is typically more likely to affect the economy and share prices than in developed markets.

Information risk

Information risk is the risk that foreign companies may be subject to different accounting, auditing, and financial reporting standards than U.S. companies. There may be less information available about foreign issuers than domestic issuers. Furthermore, regulatory oversight of foreign issuers may be less stringent or less consistently applied than in the U.S.

How the Funds strive to manage it:  We conduct fundamental research on the companies that we invest in rather than relying solely on information available through financial reporting. As part of our worldwide research process, we emphasize company visits. We believe this will help us to better uncover any potential weaknesses in individual companies.

Inefficient market risk

Inefficient market risk is the risk that foreign markets may be less liquid, have greater price volatility, less regulation, and higher transaction costs than U.S. markets.

How the Funds strive to manage it:  We will attempt to reduce these risks by investing in a number of different countries, noting trends in the economy, industries, and financial markets.

Counterparty risk

If a fund enters into a derivative contract (such as a swap, futures, or options contract) or a repurchase agreement, it will be subject to the risk that the counterparty to such a contract or agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization). As a result, the fund may experience significant delays in obtaining any recovery, may only obtain a limited recovery, or may obtain no recovery at all.

How the Funds strive to manage it: We try to minimize this risk by considering the creditworthiness of all parties before we enter into transactions with them. The Funds will hold collateral from counterparties consistent with applicable regulations.

Disclosure of portfolio holdings information

A description of the Funds' policies and procedures with respect to the disclosure of their portfolio securities is available in the SAI.

Who manages the Funds

Investment manager

The Manager is a series of Delaware Management Business Trust, which is a subsidiary of Delaware Management Holdings, Inc. (DMHI). DMHI is a wholly owned subsidiary of Macquarie Group Ltd. The Manager makes investment decisions for the Funds, manages the Funds' business affairs, and provides daily administrative services. Prior to September 24, 2008, the Delaware Foundation® Growth Allocation, Delaware Foundation Moderate Allocation, and Delaware Foundation Conservative Allocation Funds invested primarily in other Delaware Investments® Funds and the Manager managed each Fund's assets by allocating them among various Delaware Investments Funds. The management services provided through September 23, 2008 included monitoring the Delaware Investments Funds in order to determine whether they were investing their assets in a manner that was consistent with the asset classes targeted for investment by each Fund. The Manager also oversaw the Funds' direct investment in securities, managed the Funds' business affairs, and provided daily administrative services. For its services, the Manager was paid an aggregate fee, net of waivers, of 0.00%, 0.16%, 0.46%, and 0.28% of average daily net assets during the last fiscal year for the Delaware Foundation Equity Fund, Delaware Foundation Growth Allocation Fund, Delaware Foundation Moderate Allocation Fund, and Delaware Foundation Conservative Allocation Fund, respectively.

Voluntary waivers. The Distributor has voluntarily agreed to waive the Class B shares 12b-1 fee for Delaware Foundation Conservative Allocation Fund (from January 8, 2010 until such time as the waiver is discontinued) and for Delaware Foundation Growth Allocation Fund (from
 January 1, 2011 until such time as the waiver is discontinued) to 0.25% of average daily net assets.  The Distributor's waivers and/or reimbursements may be discontinued at any time because they are voluntary.

A discussion of the basis for the Board's approval of the Funds' investment advisory contract is available in the Funds' annual report to shareholders for the period ended September 30, 2010.

Portfolio managers

Michael J. Hogan assumed primary responsibility for making day-to-day investment decisions for the Funds in June 2007 (except for Delaware Foundation Equity Fund, which was launched in August 2009 and for which he also has had primary responsibility and made the day-to-day investment decisions since that date). When making investment decisions for each Fund, Mr. Hogan regularly consults with Paul Grillo, Sharon Hill, Francis X. Morris, and Babak Zenouzi. The portfolio managers also consult with the Manager's Core, Growth, Value, International, Emerging Markets, and Fixed Income Investment teams.

Michael J. Hogan, CFA,Executive Vice President, Head of Equity Investments
 Michael J. Hogan joined Delaware Investments in April 2007 to lead the firm's equity group, which comprises nine independent investment teams spanning a wide range of equity mandates. Hogan also heads the firm's asset allocation committee, which is responsible for building and managing multi-asset class portfolios. Prior to joining Delaware Investments, he spent 11 years at SEI, most recently as managing director and global head of equity. Earlier in his career at SEI, Hogan was a member of the firm's Global Asset Allocation team, director of the International and Emerging Markets Equity team, and head of the U.S. Equity team. He also worked as an economist and strategist for PNC Asset Management. Hogan started his career at Wharton Econometrics Forecasting Associates. He graduated from the University of Delaware with a bachelor's degree, and earned a master's degree in economics from the same university. He is currently on the board of directors for the Institute for Quantitative Research in Finance (The Q-Group) and is past president of the Philadelphia Council for Business Economics. Hogan is a member of the CFA Institute and the CFA Society of Philadelphia.

Paul Grillo, CFA,Senior Vice President, Co-Chief Investment Officer — Total Return Fixed Income Strategy
 Paul Grillo is a member of the firm's taxable fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. He is also a member of the firm's asset allocation committee, which is responsible for building and managing multi-asset class portfolios. He joined Delaware Investments in 1992 as a mortgage-backed and asset-backed securities analyst, assuming portfolio management responsibilities in the mid-1990s. Grillo serves as co-lead portfolio manager for the firm's Diversified Income products and has been influential in the growth and distribution of the firm's multisector strategies. Prior to joining Delaware Investments, Grillo served as a mortgage strategist and trader at Dreyfus Corporation. He also worked as a mortgage strategist and portfolio manager at Chemical Investment Group and as a financial analyst at Chemical Bank. Grillo holds a bachelor's degree in business management from North Carolina State University and an MBA with a concentration in finance from Pace University.

Sharon Hill, Ph.D.,Senior Vice President, Head of Equity Quantitative Research and Analytics
Dr. Sharon Hill heads the firm's equity quantitative research team and is a member of the firm's five-person asset allocation committee, which is responsible for building and managing multi-asset class portfolios. She is also the portfolio manager for the international growth style in the firm's four multi-asset class portfolios, and for an institutional global equity portfolio. Dr. Hill joined Delaware Investments in 2000 as a senior programmer/analyst within the IT department, and then moved to the equity group as a quantitative analyst before assuming her current position. Before joining the firm, she worked as a professor of mathematics at Rowan University, and as a software developer for Bloomberg where she focused on fixed income applications. Dr. Hill holds a bachelor's degree, with honors, in mathematics from the City University of New York at Brooklyn College, as well as a master's degree and Ph.D. in mathematics from the University of Connecticut. Her academic publications include work on water waves and complex spring systems. She is a member of the Society of Quantitative Analysts. She is also a member of the program committee of the Journal of Investment Management.

Francis X. Morris, Senior Vice President, Chief Investment Officer — Core Equity
Francis X. Morris joined Delaware Investments in 1997 as a vice president and portfolio manager, and is currently the chief investment officer for Core Equity investments. He is also a member of the firm's asset allocation committee, which is responsible for building and managing multi-asset class portfolios. Prior to joining the firm, Morris served as vice president and director of equity research at PNC Asset Management. He received a bachelor's degree from Providence College and holds an MBA from Widener University. Morris is a past president of the CFA Society of Philadelphia and is a member of the CFA Institute. In addition, he is a former officer of the National Association of Petroleum Investment Analysts.

Babak "Bob" Zenouzi,Senior Vice President, Chief Investment Officer - REIT Equity
Bob Zenouzi is the lead manager for the domestic and global REIT effort at Delaware Investments, which includes the team, its process, and its institutional and retail products, which he created during his prior time with the firm. He also focuses on opportunities in Japan, Singapore, and Malaysia for the firm's global REIT product. Additionally, he serves as lead portfolio manager for the firm's Dividend Income products, which he helped to create in the 1990s. He is also a member of the firm's asset allocation committee, which is responsible for building and managing multi-asset class portfolios. He rejoined Delaware Investments in May 2006 as senior portfolio manager and head of real estate securities. In his first term with the firm, he spent seven years as an analyst and portfolio manager, leaving in 1999 to work at Chartwell Investment Partners, where from 1999 to 2006 he was a partner and senior portfolio manager on Chartwell's Small-Cap Value portfolio. He began his career with The Boston Company, where he held several positions in accounting and financial analysis. Zenouzi earned a master's degree in finance from Boston College and a bachelor's degree from Babson College. He is a member of the National Association of Real Estate Investment Trusts and the Urban Land Institute.

The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of Fund shares.

Manager of managers structure

The Funds and the Manager have received an exemptive order from the U.S. Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Funds without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Funds' Board, for overseeing the Funds' sub-advisors and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Funds or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Funds, the Manager may, in the future, recommend to the Funds' Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Funds' portfolios.

The Manager of Managers Structure enables the Funds to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Funds without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

Who's who

Board of trustees: A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the fund's service providers. The Funds rely on certain exemptive rules adopted by the SEC that require the board of trustees to be composed of a majority of trustees independent of a fund's investment manager and distributor.

Investment manager: An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs and the fee the manager is entitled to receive.

Portfolio managers: Portfolio managers make investment decisions for individual portfolios.

Distributor: Most mutual funds continuously offer new shares to the public through distributors that are regulated as broker/dealers and are subject to the Financial Industry Regulatory Authority (FINRA) rules governing mutual fund sales practices.

Service agent: Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains, and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Custodian: Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian that segregates fund securities from other bank assets.

Financial advisors: Financial advisors provide advice to their clients. They are associated with securities broker/dealers who have entered into selling and/or service arrangements with the distributor. Selling broker/dealers and financial advisors are compensated for their services generally through sales commissions, and through 12b-1 fees and/or service fees deducted from a fund's assets.

Shareholders: Mutual fund shareholders have specific voting rights on matters such as material changes in the terms of a fund's management contract and changes to fundamental investment policies.

About your account

Investing in the Funds

You can choose from a number of share classes for each Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial advisor to determine which class best suits your investment goals and time frame. As of
September 3, 2008, Delaware Management Trust Company discontinued accepting applicationsfrom investors seeking to invest in the Delaware Investments® Family of Funds by opening new
403(b) custodial accounts. As of January 1, 2009, Delaware Management Trust Company does not accept contributions into existing 403(b) custodial accounts.

Choosing a share class

Class A

  Class A shares have an up-front sales charge of up to 5.75% that you pay when you buy the shares.

  If you invest $50,000 or more, your front-end sales charge will be reduced.

  You may qualify for other reduced sales charges, and, under certain circumstances, the sales charge may be waived, as described in "How to reduce your sales charge," below.

  Class A shares are also subject to an annual 12b-1 fee no greater than 0.30% (currently limited to 0.25%) of average daily net assets, which is lower than the 12b-1 fee for Class C and Class R shares, and equivalent to the 12b-1 fees (currently voluntarily limited to 0.25%) for Class B shares of Delaware Foundation Conservative Allocation Fund and Delaware Foundation Growth Allocation Fund. See "Dealer compensation" below for further information.

  Class A shares generally are not subject to a CDSC, except in the limited circumstances described in the table below.

  Class A shares generally are not available for purchase by anyone qualified to purchase Class R shares, except as described below.

Class A sales charges

The table below details your sales charges on purchases of Class A shares. The offering price for Class A shares includes the front-end sales charge. The sales charge as a percentage of the net amount invested is the maximum percentage of the amount invested rounded to the nearest hundredth. The actual sales charge that you pay as a percentage of the offering price and as a percentage of the net amount invested will vary depending on the then-current NAV, the percentage rate of the sales charge, and rounding.

Amount of purchase	Sales charge as % of offering price	Sales charge as % of net amount invested
Less than $50,000	5.75%	6.54%
$50,000 but less than $100,000	4.75%	5.41%
$100,000 but less than $250,000	3.75%	4.31%
$250,000 but less than $500,000	2.50%	3.00%
$500,000 but less than $1 million	2.00%	2.44%
$1 million or more	none*	none*

* There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if the Distributor paid your financial advisor a commission on your purchase of $1 million or more of Class A shares, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem them within the second year, unless a specific waiver of the Limited CDSC applies. The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the NAV at the time the Class A shares being redeemed were purchased; or (2) the NAV of such Class A shares at the time of redemption. For purposes of this formula, the "NAV at the time of purchase" will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares of another Delaware Investments® Fund and, in the event of an exchange of Class A shares, the "NAV of such shares at the time of redemption" will be the NAV of the shares acquired in the exchange. In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. See "Dealer compensation" below for a description of the dealer commission that is paid.

Class B

As of May 31, 2007, no new or subsequent investments, including investments through automatic investment plans and by qualified retirement plans (such as 401(k) or 457 plans), are allowed in the Funds' Class B shares (note that Delaware Foundation Equity Fund does not offer Class B shares), except through a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Delaware Investments Fund for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund's shares will be permitted to invest in other classes of the Fund, subject to that class's pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007, and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the CDSC schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. In addition, because the Funds' or their Distributor's ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. The Funds may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus supplement if there are any changes to any attributes, sales charges, or fees.

  Class B shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a CDSC if you redeem your shares within six years after you buy them.

  If you redeem Class B shares during the first year after you buy them, the shares will be subject to a CDSC of 4.00%. The CDSC is 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter.

  In determining whether the CDSC applies to a redemption of Class B shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. For further information on how the CDSC is determined, please see "Calculation of contingent deferred sales charges — Class B and Class C" below.

  Under certain circumstances, the CDSC may be waived; please see "Waivers of contingent deferred sales charges" below for further information.

  For approximately eight years after you buy your Class B shares, they are subject to an annual 12b-1 fee no greater than 1.00% of average daily net assets (of which 0.25% is a service fee) paid to the Distributor, dealers, or others for providing services and maintaining shareholder accounts.  For  Delaware Foundation Conservative Allocation Fund, the Distributor has voluntarily agreed to waive the Class B shares' 12b-1 fees, from January 8, 2010 until such time as the waiver is discontinued, to 0.25% of average daily net assets. For Delaware Foundation Growth Allocation Fund, the Distributor has voluntarily agreed to waive the Class B shares' 12b-1 fees, from January 1, 2011 until such time as the waiver is discontinued, to 0.25% of average daily net assets. These waivers may be discontinued at any time because they are voluntary.

  Because of the higher 12b-1 fee, Class B shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A and Class R shares. The 12b-1 fees for Delaware Foundation Conservative Allocation Fund and Delaware Foundation Growth Allocation Fund (voluntarily limited to 0.25%) will not be greater than the 12b-1 fee for Class A shares.

  Approximately eight years after you buy them, Class B shares automatically convert to Class A shares with a 12b-1 fee of no more than 0.30%. Conversion may occur as late as three months after the eighth anniversary of purchase, during which time Class B's higher 12b-1 fee applies.

Class C

  Class C shares have no up-front sales charge, so the full amount of your purchase is invested in a Fund. However, you will pay a CDSC of 1.00% if you redeem your shares within 12 months after you buy them.

  In determining whether the CDSC applies to a redemption of Class C shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less. For further information on how the CDSC is determined, please see "Calculation of contingent deferred sales Charges — Class B and Class C" below.

  Under certain circumstances, the CDSC may be waived; please see "Waivers of contingent deferred sales charges" below for further information.

  Class C shares are subject to an annual 12b-1 fee no greater than 1.00% of average daily net assets (of which 0.25% is a service fee) paid to the Distributor, dealers, or others for providing services and maintaining shareholder accounts.

  Because of their higher 12b-1 fee, Class C shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A and Class R shares.

  Class C shares do not automatically convert to another class.

  You may purchase only up to $1 million of Class C shares at any one time. Orders that exceed $1 million will be rejected.  The limitation on maximum purchases varies for retirement plans.

Class R

  Class R shares have no up-front sales charge, so the full amount of your purchase is invested in a Fund. Class R shares are not subject to a CDSC.

  Class R shares are subject to an annual 12b-1 fee no greater than 0.60% (currently limited to 0.50%) of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares (other than the 12b-1 fee for Class B shares of Delaware Foundation Conservative Allocation Fund and Delaware Foundation Growth Allocation Fund).

  Because of the higher 12b-1 fee, Class R shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A shares.

  Class R shares do not automatically convert to another class.

  Class R shares generally are available only to: (i) qualified and nonqualified plan shareholders covering multiple employees (including 401(k), 401(a), 457, and noncustodial 403(b) plans, as well as other nonqualified deferred compensation plans) with assets (at the time shares are considered for purchase) of $10 million or less; and (ii) individual retirement account (IRA) rollovers from plans that were previously maintained on the Delaware Investments® retirement recordkeeping system or BISYS's retirement recordkeeping system that are offering Class R shares to participants.

Except as noted above, no other IRAs are eligible for Class R shares (for example, no traditional IRAs, Roth IRAs, SIMPLE IRAs, SEPs or SARSEPs). For purposes of determining plan asset levels, affiliated plans may be combined at the request of the plan sponsor.

Any account holding Class A shares as of June 2, 2003 (the date Class R shares were made available) continues to be eligible to purchase Class A shares after that date. Any account holding Class R shares is not eligible to purchase Class A shares.

Each share class may be eligible for purchase through programs sponsored by financial intermediaries that require the purchase of a specific class of shares.

Each share class of the Funds has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Calculation of contingent deferred sales charges — Class B and Class C
CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the NAV at the time the shares being redeemed were purchased or the NAV of those shares at the time of redemption. No CDSC will be imposed on increases in NAV above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. For purposes of this formula, the "NAV at the time of purchase" will be the NAV at purchase of Class B shares or Class C shares of a Fund, even if those shares are later exchanged for shares of another Delaware Investments® Fund. In the event of an exchange of the shares, the "NAV of such shares at the time of redemption" will be the NAV of the shares that were acquired in the exchange.

Dealer compensation

The financial advisor that sells you shares of the Funds may be eligible to receive the following amounts as compensation for your investment in the Funds. These amounts are paid by the Distributor to the securities dealer with whom your financial advisor is associated.

	Class A1	Class B2	Class C3	Class R4
Commission (%)	—	4.00%	1.00%	—
Investment less than $50,000	5.00%	—	—	—
$50,000 but less than $100,000	4.00%	—	—	—
$100,000 but less than $250,000	3.00%	—	—	—
$250,000 but less than $500,000	2.00%	—	—	—
$500,000 but less than $1 million	1.60%	—	—	—
$1 million but less than $5 million	1.00%	—	—	—
$5 million but less than $25 million	0.50%	—	—	—
$25 million or more	0.25%	—	—	—
12b-1 fee to dealer	0.30%	0.25%	1.00%	0.60%

1 On sales of Class A shares, the Distributor reallows to your securities dealer a portion of the front-end sales charge depending upon the amount you invested. Your securities dealer may be eligible to receive up to 0.30% of the 12b-1 fee applicable to Class A shares. However, the Distributor has contracted to limit this amount to 0.25% from January 28, 2011 through January 28, 2012.
2 On sales of Class B shares, the Distributor may pay your securities dealer an up-front commission of 4.00%. Your securities dealer also may be eligible to receive a 12b-1 service fee of up to 0.25% from the date of purchase. After approximately eight years, Class B shares automatically convert to Class A shares and dealers may then be eligible to receive the 12b-1 fee applicable to Class A shares.
3 On sales of Class C shares, the Distributor may pay your securities dealer an up-front commission of 1.00%. The upfront commission includes an advance of the first year's 12b-1 service fee of up to 0.25%. During the first 12 months, the Distributor retains the full 1.00% 12b-1 fee to partially offset the up-front commission and the prepaid 0.25% 12b-1 service fee advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C. Alternatively, certain intermediaries may not be eligible to receive the up-front commission of 1.00%, but may receive the 12b-1 fee for Class C shares from the date of purchase.
4 On sales of Class R shares, the Distributor does not pay your securities dealer an up-front commission. The maximum 12b-1 fee applicable to Class R shares is 0.60% of average daily net assets. However, the Distributor has contracted to limit this amount to 0.50% from January 28, 2011 through January 28, 2012. Your securities dealer may be eligible to receive a 12b-1 fee of up to 0.60% from the date of purchase, although this rate is currently 0.50%.

Payments to intermediaries

The Distributor and its affiliates may pay additional compensation (at their own expense and not as an expense of the Funds) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Fund shares and/or shareholder servicing, including providing the Funds with "shelf space" or a higher profile with the Financial Intermediary's consultants, salespersons, and customers (distribution assistance). The level of payments made to a qualifying Financial Intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that particular mutual fund than sponsors or distributors of other mutual funds make to your Financial Intermediary with respect to the distribution of the shares of their mutual funds, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of Fund shares.

For more information, please see the SAI.

How to reduce your sales charge

We offer a number of ways to reduce or eliminate the sales charge on shares. Please refer to the SAI for detailed information and eligibility requirements. You can also get additional information from your financial advisor. You or your financial advisor must notify us at the time you purchase shares if you are eligible for any of these programs. You may also need to provide information to your financial advisor or the Funds in order to qualify for a reduction in sales charges. Such information may include your Delaware Investments® Funds holdings in any other accounts, including retirement accounts, held indirectly or through an intermediary, and the names of qualifying family members and their holdings. We reserve the right to determine whether any purchase is entitled, by virtue of the foregoing, to the reduced sales charge.

Letter of intent

Through a letter of intent you agree to invest a certain amount in Delaware Investments® Funds (except money market funds with no sales charge) over a 13-month period to qualify for reduced front-end sales charges.

Class A	Class B	Class C
Available	Not available	Although the letter of intent does not apply to the purchase of Class C shares, you can combine the value of your Class A shares with your purchase of Class C shares to fulfill your letter of intent.

Rights of accumulation

You can combine your holdings or purchases of all Delaware Investments® Funds (except money market funds with no sales charge), as well as the holdings and purchases of your spouse and children under 21 to qualify for reduced front-end sales charges.

Class A	Class B	Class C
Available	Although the rights of accumulation do not apply to the purchase of Class B shares acquired upon reinvestment of dividends or capital gains, you can combine the value of your Class B shares purchased on or before May 31, 2007 with your purchase of Class A shares to qualify for rights of accumulation.	Although the rights of accumulation do not apply to the purchase of Class C shares, you can combine your purchase of Class A shares with your purchase of Class C shares to fulfill your rights of accumulation.

Reinvestment of redeemed shares

Up to 12 months after you redeem shares, you can reinvest the proceeds without paying a sales charge.

Class A	Class B and Class C
You will not have to pay an additional front-end sales charge.	Not available

SIMPLE IRA, SEP, SARSEP, 401(k), SIMPLE 401(k), Profit Sharing, Money Purchase,
403(b)(7), and 457 Retirement Plans

These investment plans may qualify for reduced sales charges by combining the purchases of all members of the group.  Members of these groups may also qualify to purchase shares without a front-end sales charge and may qualify for a waiver of any CDSCs on Class A shares.

Class A	Class B and Class C
Available	There is no reduction in sales charges for Class B or Class C shares for group purchases by retirement plans.

Buying Class A shares at net asset value

Class A shares of a Fund may be purchased at NAV under the following circumstances, provided that you notify the Fund in advance that the trade qualifies for this privilege.  The Funds reserve the right to modify or terminate these arrangements at any time.

  Shares purchased under the Delaware Investments® dividend reinvestment plan and, under certain circumstances, the exchange privilege and the 12-month reinvestment privilege.

  Purchases by: (i) current and former officers, Trustees/Directors, and employees of any Delaware Investments® Fund, the Manager, or any of the Manager's current affiliates and those that may in the future be created; (ii) legal counsel to the Delaware Investments® Funds; and (iii) registered representatives and employees of broker/dealers who have entered into dealer's agreements with the Distributor. At the direction of such persons, their family members (regardless of age), and any employee benefit plan established by any of the foregoing entities, counsel, or broker/dealers may also purchase shares at NAV.

  Shareholders who own Class A shares of Delaware Cash Reserve® Fund as a result of a liquidation of a Delaware Investments® Fund may exchange into Class A shares of another Delaware Investments® Fund at NAV.

  Purchases by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of the Delaware Investments® Funds.

  Purchases by certain officers, trustees, and key employees of institutional clients of the Manager or any of its affiliates.

  Purchases for the benefit of the clients of brokers, dealers, and registered investment advisors if such brokers, dealers, or investment advisors have entered into an agreement with the Distributor providing specifically for the purchase of Class A shares in connection with special investment products, such as wrap accounts or similar fee-based programs. Investors may be charged a fee when effecting transactions in Class A shares through a broker or agent that offers these special investment products.

  Purchases by financial institutions investing for the accounts of their trust customers if they are not eligible to purchase Institutional Class shares, if applicable.

  Purchases by retirement plans that are maintained on retirement platforms sponsored by financial intermediary firms, provided the financial intermediary firms have entered into a Class A NAV agreement with respect to such retirement platforms.

  Purchases by certain legacy bank sponsored retirement plans that meet requirements set forth in the SAI.

  Purchases by certain legacy retirement assets that meet requirements set forth in the SAI.

  Investments made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts.

  Purchases by certain participants in defined contribution plans and their spouses whose plan assets will be rolled over into Foundation IRA accounts.

  Purchases by certain participants of particular group retirement plans as described in the SAI.

  Loan repayments made to a Fund account in connection with loans originated from accounts previously maintained by another investment firm.

Waivers of contingent deferred sales charges

Certain sales charges may be based on historical cost. Therefore, you should maintain any records that substantiate these costs because the Funds, their transfer agent, and financial intermediaries may not maintain this information. Information about existing sales charges and sales charge reductions and waivers is available free of charge on the Delaware Investments® Funds' web site at www.delawareinvestments.com. Additional information on sales charges can be found in the SAI, which is available upon request.

The Funds' applicable CDSCs may be waived under the following circumstances:

Redemptions in accordance with a systematic withdrawal plan

Redemptions in accordance with a systematic withdrawal plan, provided the annual amount selected to be withdrawn under the plan does not exceed 12% of the value of the account on the date that the systematic withdrawal plan was established or modified.

Classes A1, B, and C
Available

Redemptions that result from the right to liquidate a shareholder's account

Redemptions that result from the right to liquidate a shareholder's account if the aggregate NAV of the shares held in the account is less than the then-effective minimum account size.

Classes A1, B, and C
Available

Section 401(a) qualified retirement plan distributions

Distributions to participants or beneficiaries from a retirement plan qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (Code).

Class A1	Classes B and C
Available	Not available

Section 401(a) qualified retirement plan redemptions

Redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under Section 401(a) of the Code with respect to that retirement plan.

Class A1	Classes B and C
Available	Not available

Periodic distributions from an individual retirement account

Periodic distributions from an individual retirement account (traditional IRA, Roth IRA, SIMPLE IRA, SEP,  SARSEP,  Coverdell ESA) or a qualified plan1 (401(k), SIMPLE 401(k), Profit Sharing, Money Purchase, 403(b)(7), and 457 Retirement Plans) not subject to a penalty under Section 72(t)(2)(A) of the Code or a hardship or unforeseen emergency provision in the qualified plan as described in Treas. Reg. §1.401(k)-1(d)(3) and Section 457(d)(1)(A)(iii) of the Code.

Classes A1, B, and C
Available

Returns of excess contributions due to any regulatory limit

Returns of excess contributions due to any regulatory limit from an individual retirement account (traditional IRA, Roth IRA, SIMPLE IRA, SEP,  SARSEP,  Coverdell ESA) or a qualified plan1 (401(k), SIMPLE 401(k), Profit Sharing, Money Purchase, 403(b)(7), and 457 Retirement Plans).

Classes A1, B, and C
Available

Distributions by other employee benefit plans

Distributions by other employee benefit plans to pay benefits.

Class A1	Classes B and C
Available	Not available

Systematic withdrawals from a retirement account or qualified plan

Systematic withdrawals from a retirement account or qualified plan that are not subject to a penalty pursuant to Section 72(t)(2)(A) of the Code or a hardship or unforeseen emergency provision in the qualified plan2 as described in Treas. Reg. §1.401(k)-1(d)(3) and Section 457(d)(1)(A)(iii) of the Code. The systematic withdrawal may be pursuant to the systematic withdrawal plan for the Delaware Investments® Funds or a systematic withdrawal permitted by the Code.

Classes A1, B, and C
Available

Distributions from an account of a redemption resulting from death or disability

Distributions from an account of a redemption resulting from the death or disability (as defined in Section 72(t)(2)(A) of the Internal Revenue Code, as amended (Code)) of a registered owner or a registered joint owner occurring after the purchase of the shares being redeemed. In the case of accounts established under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or trust accounts, the waiver applies upon the death of all beneficial owners.

Classes A1, B, and C
Available

Redemptions by certain legacy retirement assets

Redemptions by certain legacy retirement assets that meet the requirements set forth in the SAI.

Class A1	Class B	Class C
Available	Not available	Available

Redemptions by the classes of shareholders who are permitted to purchase shares at NAV

Redemptions by the classes of shareholders who are permitted to purchase shares at NAV, regardless of the size of the purchase.

Class A1	Classes B and C
Available	Not available

1The waiver of Class A shares relates to a waiver of the Limited CDSC.  Please note that you or your financial advisor will have to notify us at the time of purchase that the trade qualifies for such waiver.
2Qualified plans that are fully redeemed at the direction of the plan's fiduciary are subject to any applicable CDSC or Limited CDSC, unless the redemption is due to the termination of the plan.

How to buy shares

Through your financial advisor

Your financial advisor can handle all the details of purchasing shares, including opening an account. Your financial advisor may charge a separate fee for this service.

By mail

Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments at P.O. Box 219691, Kansas City, MO 64121-9691 or 430 W. 7th Street, Kansas City, MO 64105-1407 for investments by overnight courier service. If you are making an initial purchase by mail, you must include a completed investment application with your check.

Please note that purchase orders submitted by mail will not be accepted until such orders are received by Delaware Investments at P.O. Box 219691, Kansas City, MO 64121-9691 for investments by regular mail or 430 W. 7th Street, Kansas City, MO 64105-1407 for investments by overnight courier service. Please do not send purchase orders to 2005 Market Street, Philadelphia, PA 19103-7094.

By wire

Ask your bank to wire the amount you want to invest to The Bank of New York Mellon, ABA #021000018, bank account number 8900403748. Include your account number and the name of the fund and class of shares in which you want to invest. If you are making an initial purchase by wire, you must first call us at 800 523-1918 so we can assign you an account number.

By exchange

You may exchange all or part of your investment in one or more Delaware Investments® Funds for shares of other Delaware Investments® Funds. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800 523-1918.

Through automated shareholder services

You may purchase or exchange shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

Once you have completed an application, you can open an account with an initial investment of $1,000 and make additional investments at any time for as little as $100. The minimum initial purchase is $250, and you can make additional investments of $25 or more, if you are buying shares in an IRA or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, or through an Automatic Investing Plan. The minimum initial purchase for a Coverdell Education Savings Account (formerly, an "Education IRA") is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs, or Coverdell Education Savings Accounts.

The price you pay for shares will depend on when we receive your purchase order. If an authorized agent or we receive your order before the close of regular trading on the NYSE, which is normally 4:00 p.m. Eastern time, you will pay that day's closing share price, which is based on a fund's NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next Business Day's price. We reserve the right to reject any purchase order.

We determine the NAV per share for each class of a fund at the close of regular trading on the NYSE on each Business Day. The NAV per share for each class of a fund is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class. We generally price securities and other assets for which market quotations are readily available at their market value. For a fund that invests primarily in foreign securities, the NAV may change on days when a shareholder will not be able to purchase or redeem fund shares because foreign markets are open at times and on days when U.S. markets are not. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board.  For all other securities, we use methods approved by the Board that are designed to price securities at their fair market value.

Fair valuation

When the Funds use fair value pricing, they may take into account any factors it deems appropriate. The Funds may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broad stock market indices. The price of securities used by the Funds to calculate their NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Funds anticipate using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Funds may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

The Boards have delegated responsibility for valuing the Funds' assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Boards and which is subject to the Boards' oversight.

Retirement plans

In addition to being an appropriate investment for your IRA, Roth IRA, and Coverdell Education Savings Account, the Funds may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how the Funds can play an important role in your retirement planning or for details about group plans, please consult your financial advisor, or call our Shareholder Service Center at 800 523-1918.

Document delivery

If you have an account in the same Delaware Investments® Fund as another member of your household, we send your household one copy of a Fund's prospectus and annual and semiannual reports unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Funds. We will continue to send one copy of each of these documents to your household until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call our Shareholder Service Center at 800 523-1918 or your financial advisor. We will begin sending you individual copies of these documents 30 days after receiving your request.

Inactive accounts

Please note that your account may be transferred to the appropriate state if no activity occurs in the account within the time period specified by state law.

How to redeem shares

Through your financial advisor

Your financial advisor can handle all the details of redeeming your shares (selling them back to a Fund). Your financial advisor may charge a separate fee for this service.

By mail

You may redeem your shares by mail by writing to: Delaware Investments, P.O. Box 219691, Kansas City, MO 64121-9691 or 430 W. 7th Street, Kansas City, MO 64105-1407 for redemptions by overnight courier service. All owners of the account must sign the request. For redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on the account.

Please note that redemption orders submitted by mail will not be accepted until such orders are received by Delaware Investments at P.O. Box 219691, Kansas City, MO 64121-9691 for redemptions by regular mail or 430 W. 7th Street, Kansas City, MO 64105-1407 for redemptions by overnight courier service. Please do not send redemption requests to 2005 Market Street, Philadelphia, PA 19103-7094.

By telephone

You may redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

By wire

You may redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account, normally the next Business Day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

Through automated shareholder services

You may redeem shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

 If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares and an authorized agent or we receive the request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive the NAV next determined after we receive your request. If we receive your request after the close of regular trading on the NYSE, you will receive the NAV next determined on the next Business Day. We will deduct any applicable CDSCs. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next Business Day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are required to pay a CDSC when you redeem your shares, the amount subject to the fee will be based on the shares' NAV when you purchased them or their NAV when you redeem them, whichever is less. This arrangement ensures that you will not pay a CDSC on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a CDSC at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the CDSC formula will be the price you paid for the original shares, not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Redemptions-in-kind

The Funds have reserved the right to pay for redemptions with portfolio securities under certain conditions.  See the SAI for more information on redemptions-in-kind.

Account minimums

If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Roth IRAs, Uniform Gifts to Minors Act and Uniform Transfers to Minors Act accounts, or accounts with automatic investing plans, and $500 for Coverdell Education Savings Accounts) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you may be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, we may redeem your account after 60 days' written notice to you.

Special services

To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

Automatic investment plan

The automatic investment plan allows you to make regular monthly or quarterly investments directly from your checking account.

Direct deposit

With direct deposit, you can make additional investments through payroll deductions, recurring government or private payments such as Social Security, or direct transfers from your bank account.

Electronic delivery

With Delaware eDelivery, you can receive your fund documents electronically instead of via U.S. mail. When you sign up for eDelivery, you can access your account statements, shareholder reports, and other fund materials online, in a secure internet environment at any time, from anywhere.

Online account access

Online account access is a password-protected area of the Delaware Investments® Funds' web site that gives you access to your account information and allows you to perform transactions in a secure internet environment.

Systematic exchange option

With the systematic exchange option, you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments® Funds. These exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend reinvestment plan

Through the dividend reinvestment plan, you can have your distributions reinvested in your account or the same share class in another Delaware Investments® Fund. The shares that you purchase through the dividend reinvestment plan are not subject to a front-end sales charge or to a CDSC. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges

You may generally exchange all or part of your shares for shares of the same class of another Delaware Investments® Fund without paying a front-end sales charge or a CDSC at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge or from Class R shares of any fund, you will pay any applicable sales charge on your new shares. When exchanging Class B and Class C shares of one fund for the same class of shares in other funds, your new shares will be subject to the same CDSC as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund, so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange. We may refuse the purchase side of any exchange request if, in the Manager's judgment, a fund would be unable to invest effectively in accordance with its investment objective and policies or would otherwise potentially be adversely affected.

On demand service

Through the on demand service, you or your financial advisor may transfer money between your Fund account and your predesignated bank account by telephone request. There is a minimum transfer of $25 and a maximum transfer of $100,000. Delaware Investments does not charge a fee for this service; however, your bank may assess one.

Direct deposit service

Through the direct deposit service, you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

Systematic withdrawal plan

Through the systematic withdrawal plan, you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through the direct deposit service.

The applicable Limited CDSC for Class A shares and the CDSC for Class B and C shares redeemed via a systematic withdrawal plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the systematic withdrawal plan is established, all redemptions under the plan will be subject to the applicable CDSC, including an assessment for previously redeemed amounts under the plan.

Frequent trading of Fund shares

The Funds discourage purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Funds' Board has adopted policies and procedures designed to detect, deter and prevent trading activity detrimental to the Funds and their shareholders, such as market timing. The Funds will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive rapid short-term "roundtrips," that is, purchases into a fund followed quickly by redemptions out of that fund. A short-term roundtrip is any redemption of fund shares within 20 Business Days of a purchase of that fund's shares. If you make a second such short-term roundtrip in a fund within 90 rolling calendar days of a previous short-term roundtrip in that fund, you may be considered a market timer. In determining whether market timing has occurred, the Funds will consider short-term roundtrips to include rapid purchases and sales of Fund shares through the exchange privilege. The Funds also reserve the right to consider other trading patterns to be market timing.

Your ability to use the Funds' exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Funds reserve the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any shareholder's financial intermediary or in any omnibus-type account. Transactions placed in violation of the Funds' market timing policy are not necessarily deemed accepted by the Funds and may be rejected by a Fund on the next Business Day following receipt by a Fund.

Redemptions will continue to be permitted in accordance with the Funds' current Prospectus. A redemption of shares under these circumstances could be costly to a shareholder if, for example, the shares have declined in value, the shareholder recently paid a front-end sales charge, the shares are subject to a CDSC, or the sale results in adverse tax consequences. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

Each Fund reserves the right to modify this policy at any time without notice, including modifications to a Fund's monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of each Fund's shareholders. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, a Fund's market timing policy does not require it to take action in response to frequent trading activity. If a Fund elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing

By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Funds' shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Fund's shares may also force a Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect a Fund's performance if, for example, a Fund incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a fund calculates its NAV (normally 4:00 p.m. Eastern time). Developments that occur between the closing of the foreign market and the fund's NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures

Each Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which include scrutinizing transactions in Fund shares for violations of the Funds' market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Funds may consider trading activity by multiple accounts under common ownership, control or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans, plan exchange limits, U.S. Department of Labor regulations, certain automated or pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of a Fund, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Funds will attempt to have financial intermediaries apply the Funds' monitoring procedures to these omnibus accounts and to the individual participants in such accounts. However, to the extent that a financial intermediary is not able or willing to monitor or enforce the Funds' frequent trading policy with respect to an omnibus account, the Funds or their agents may require the financial intermediary to impose its frequent trading policy, rather than the Funds' policy, to shareholders investing in the Fund through the financial intermediary.

A financial intermediary may impose different requirements or have additional restrictions on the frequency of trading than the Funds. Such restrictions may include without limitation, requiring the trades to be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently purchased or redeemed Fund shares and similar restrictions. The Funds' ability to impose such restrictions with respect to accounts traded through particular financial intermediaries may vary depending on systems capabilities, applicable contractual and legal restrictions, and cooperation of those financial intermediaries.

You should consult your financial intermediary regarding the application of such restrictions and to determine whether your financial intermediary imposes any additional or different limitations. In an effort to discourage market timers in such accounts, the Funds may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account's authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing

Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Funds and their agents to detect market timing in Fund shares, there is no guarantee that the Funds will be able to identify these shareholders or curtail their trading practices. In particular, the Funds may not be able to detect market timing attributable to a particular investor who effects purchase, redemption and/or exchange activity in Fund shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and distributions

Each Fund intends to qualify each year as a regulated investment company under the Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund expects to declare and distribute all of their net investment income, if any, to shareholders as dividends quarterly. Each Fund will also distribute net realized capital gains, if any, at least annually, usually in December. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual statements

Each year, the Funds will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Prior to issuing your statement, the Funds make every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, a Fund will send you a corrected Form 1099 to reflect reclassified information.

Avoid "buying a dividend"

At the time you purchase your Fund shares, a Fund's net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as "buying a dividend."

Tax considerations

Fund distributions. Each Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. With respect to taxable years of a Fund beginning before January 1, 2013, unless such provision is extended or made permanent, a portion of income dividends designated by a Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

Sale or redemption of Fund shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different Delaware Investments® Fund is the same as a sale.

Backup withholding. By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the Internal Revenue Service instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

State and local taxes. Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.

Non-U.S. investors. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends paid by a Fund from long-term capital gains, if any, and, with respect to taxable years of a Fund that begin before January 1, 2012 (unless such sunset date is extended or made permanent), interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

This discussion of "Dividends, distributions, and taxes" is not intended or written to be used as tax advice. Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.

Certain management considerations

Investments by funds of funds and similar investment vehicles

The Funds may accept investments from funds of funds, as well as from similar investment vehicles, such as 529 Plans. A "529 Plan" is a college savings program that operates under Section 529 of the Code. From time to time, a Fund may experience large investments or redemptions due to allocations or rebalancings by these funds of funds and/or similar investment vehicles. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, a Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover.

Financial highlights

The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years or, if shorter, the period of a Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the 2010 fiscal year has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the Funds' financial statements, are included in the annual report, which is available upon request by calling 800 523-1918.  For the fiscal years prior to 2010, the Funds' prior independent registered public accounting firm audited the Funds' financial statements.

Delaware Foundation® Equity Fund

Class A Shares	Year ended Sept. 30, 2010	8/31/09[1] to 9/30/09
Net asset value, beginning of period	$8.880	$8.500
Income from investment operations:
Net investment income [2]	0.093	0.008
Net realized and unrealized gain on investments and foreign currencies	0.839	0.372
Total from investment operations	0.932	0.380
Less dividends and distributions from:
Net investment income	(0.009)	—
Net realized gain on investments	(0.043)	—
Total dividends and distributions	(0.052)	—
Net asset value, end of period	$9.760	$8.880
Total return[3]	10.53%	4.47%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$116	$5
Ratio of expenses to average net assets	1.16%	1.16%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	19.15%	31.53%
Ratio of net investment income to average net assets	1.01%	1.11%
Ratio of net investment loss to average net assets prior to fees waived and expense paid indirectly	(16.98%)	(29.26%)
Portfolio turnover	42%	109%
1	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
2	The average shares outstanding method has been applied for per share information.
3

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and disributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

Delaware Foundation® Equity Fund

Class C Shares	Year ended Sept. 30, 2010	8/31/09 to 9/30/09[1]
Net asset value, beginning of period	$8.880	$8.500
Income from investment operations:
Net investment income [2]	0.024	0.003
Net realized and unrealized gain on investments and foreign currencies	0.829	0.377
Total from investment operations	0.853	0.380
Less dividends and distributions from:
Net investment income	—[3]	—
Net realized gain on investments	(0.043)	—
Total dividends and distributions	(0.043)	—
Net asset value, end of period	$9.690	$8.880
Total return[4]	9.63%	4.47%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6	$6
Ratio of expenses to average net assets	1.91%	1.91%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	19.85%	32.23%
Ratio of net investment income to average net assets	0.26%	0.36%
Ratio of net investment loss to average net assets prior to fees waived and expense paid indirectly	(17.68%)	(29.96%)
Portfolio turnover	42%	109%
1	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
2	The average shares outstanding method has been applied for per share information.
3	For the year ended September 30, 2010, net investment income on investment distributions of $2 was made by the Fund, which calculated to de minimus amount of 0.000 per share.
4

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and disributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware Foundation® Equity Fund

Class R Shares	Year ended Sept. 30, 2010	8/31/09 to 9/30/09[1]
Net asset value, beginning of period	$8.880	$8.500
Income from investment operations:
Net investment income [2]	0.070	0.006
Net realized and unrealized gain on investments and foreign currencies	0.836	0.374
Total from investment operations	0.906	0.380
Less dividends and distributions from:
Net investment income	(0.003)	—
Net realized gain on investments	(0.043)	—
Total dividends and distributions	(0.046)	—
Net asset value, end of period	$9.740	$8.880
Total return[3]	10.23%	4.47%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6	$5
Ratio of expenses to average net assets	1.41%	1.41%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	19.45%	31.83%
Ratio of net investment income to average net assets	0.76%	0.86%
Ratio of net investment loss to average net assets prior to fees waived and expense paid indirectly	(17.28%)	(29.56%)
Portfolio turnover	42%	109%
1	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
2	The average shares outstanding method has been applied for per share information.
3

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

Delaware Foundation® Growth Allocation Fund

Class A Shares	2010[1]	2009[1]	2008[1]	2007	Year ended Sept. 30, 2006
Net asset value, beginning of period	$8.670	$8.340	$11.350	$10.610	$10.080
Income (loss) from investment operations:
Net investment income [2]	0.158	0.191	0.103	0.107	0.108
Net realized and unrealized gain (loss) on investments and foreign currencies	0.745	0.385	(2.519)	1.372	0.580
Total from investment operations	0.903	0.576	(2.416)	1.479	0.688
Less dividends and distributions from:
Net investment income	(0.183)	—	(0.267)	(0.163)	(0.101)
Net realized gain on investments	—	(0.246)	(0.327)	(0.576)	(0.057)
Total dividends and distributions	(0.183)	(0.246)	(0.594)	(0.739)	(0.158)
Net asset value, end of period	$9.390	$8.670	$8.340	$11.350	$10.610
Total return[3]	10.53%	7.85%	(22.51%)	14.52%	6.89%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$37,248	$30,085	$27,329	$38,495	$36,699
Ratio of expenses to average net assets	1.12%	1.11%	0.81%	0.81%	0.80%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	1.66%	1.79%	1.12%	1.05%	1.13%
Ratio of net investment income to average net assets	1.77%	2.65%	1.04%	0.98%	1.06%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly	1.23%	1.97%	0.73%	0.74%	0.73%
Portfolio turnover	98%	94%	108%	8%	9%
1

On September 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund's income, expense, and portfolio turnover. Select data is not comparable to prior years.

2	The average shares outstanding method has been applied for per share information.
3

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and disributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

Delaware Foundation® Growth Allocation Fund

Class B Shares	2010[1]	2009[1]	2008[1]	2007	Year ended Sept. 30, 2006
Net asset value, beginning of period	$8.480	$8.230	$11.200	$10.480	$9.960
Income (loss) from investment operations:
Net investment income[2]	0.089	0.138	0.029	0.026	0.032
Net realized and unrealized gain (loss) on investments and foreign currencies	0.728	0.358	(2.487)	1.355	0.573
Total from investment operations	0.817	0.496	(2.458)	1.381	0.605
Less dividends and distributions from:
Net investment income	(0.127)	—	(0.185)	(0.085)	(0.028)
Net realized gain on investments	—	(0.246)	(0.327)	(0.576)	(0.057)
Total dividends and distributions	(0.127)	(0.246)	(0.512)	(0.661)	(0.085)
Net asset value, end of period	$9.170	$8.480	$8.230	$11.200	$10.480
Total return[3]	9.71%	7.09%	(23.14%)	13.66%	6.10%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,274	$3,797	$4,573	$7,908	$7,864
Ratio of expenses to average net assets	1.87%	1.86%	1.56%	1.56%	1.55%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	2.36%	2.49%	1.82%	1.75%	1.83%
Ratio of net investment income to average net assets	1.02%	1.90%	0.29%	0.23%	0.31%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly	0.53%	1.27%	0.03%	0.04%	0.03%
Portfolio turnover	98%	94%	108%	8%	9%
1

On September 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund's income, expense, and portfolio turnover. Select data is not comparable to prior years.

2	The average shares outstanding method has been applied for per share information.
3

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and disributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware Foundation® Growth Allocation Fund

Class C Shares	2010[1]	2009[1]	2008[1]	2007	Year ended Sept. 30, 2006
Net asset value, beginning of period	$8.490	$8.240	$11.210	$10.490	$9.970
Income (loss) from investment operations:
Net investment income[2]	0.089	0.138	0.029	0.026	0.032
Net realized and unrealized gain (loss) on investments and foreign currencies	0.728	0.358	(2.487)	1.355	0.573
Total from investment operations	0.817	0.496	(2.458)	1.381	0.605
Less dividends and distributions from:
Net investment income	(0.127)	—	(0.185)	(0.085)	(0.028)
Net realized gain on investments	—	(0.246)	(0.327)	(0.576)	(0.057)
Total dividends and distributions	(0.127)	(0.246)	(0.512)	(0.661)	(0.085)
Net asset value, end of period	$9.180	$8.490	$8.240	$11.210	$10.490
Total return[3]	9.70%	7.08%	(23.11%)	13.65%	6.10%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,789	$5,078	$4,728	$6,027	$5,780
Ratio of expenses to average net assets	1.87%	1.86%	1.56%	1.56%	1.55%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	2.36%	2.49%	1.82%	1.75%	1.83%
Ratio of net investment income to average net assets	1.02%	1.90%	0.29%	0.23%	0.31%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly	0.53%	1.27%	0.03%	0.04%	0.03%
Portfolio turnover	98%	94%	108%	8%	9%
1

On September 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund's income, expense, and portfolio turnover. Select data is not comparable to prior years.

2	The average shares outstanding method has been applied for per share information.
3

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and disributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware Foundation® Growth Allocation Fund

Class R Shares	2010[1]	2009[1]	2008[1]	2007	Year ended Sept. 30, 2006
Net asset value, beginning of period	$8.610	$8.310	$11.310	$10.580	$10.050
Income (loss) from investment operations:
Net investment income [2]	0.136	0.173	0.078	0.080	0.083
Net realized and unrealized gain (loss) on investments and foreign currencies	0.747	0.373	(2.512)	1.362	0.576
Total from investment operations	0.883	0.546	(2.434)	1.442	0.659
Less dividends and distributions from:
Net investment income	(0.163)	—	(0.239)	(0.136)	(0.072)
Net realized gain on investments	—	(0.246)	(0.327)	(0.576)	(0.057)
Total dividends and distributions	(0.163)	(0.246)	(0.566)	(0.712)	(0.129)
Net asset value, end of period	$9.330	$8.610	$8.310	$11.310	$10.580
Total return[3]	10.36%	7.50%	(22.70%)	14.18%	6.61%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$8,136	$1,934	$1,638	$2,241	$1,220
Ratio of expenses to average net assets	1.37%	1.36%	1.06%	1.06%	1.05%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	1.96%	2.09%	1.42%	1.35%	1.43%
Ratio of net investment income to average net assets	1.52%	2.40%	0.79%	0.73%	0.81%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly	0.93%	1.67%	0.43%	0.44%	0.43%
Portfolio turnover	98%	94%	108%	8%	9%
1

On September 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund's income, expense, and portfolio turnover. Select data is not comparable to prior years.

2	The average shares outstanding method has been applied for per share information.
3

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

Delaware Foundation® Moderate Allocation Fund

Class A Shares	2010[1]	2009[1]	2008[1]	2007	Year ended Sept. 30, 2006
Net asset value, beginning of period	$9.740	$8.950	$11.170	$10.270	$9.780
Income (loss) from investment operations:
Net investment income [2]	0.249	0.271	0.171	0.181	0.164
Net realized and unrealized gain (loss) on investments and foreign currencies	0.817	0.708	(1.908)	0.952	0.443
Total from investment operations	1.066	0.979	(1.737)	1.133	0.607
Less dividends and distributions from:
Net investment income	(0.396)	(0.120)	(0.281)	(0.204)	(0.117)
Net realized gain on investments	—	(0.069)	(0.202)	(0.029)	—
Total dividends and distributions	(0.396)	(0.189)	(0.483)	(0.233)	(0.117)
Net asset value, end of period	$10.410	$9.740	$8.950	$11.170	$10.270
Total return[3]	11.06%	11.57%	(16.23%)	11.18%	6.25%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$201,006	$195,233	$35,453	$39,526	$34,361
Ratio of expenses to average net assets	1.10%	1.12%	0.80%	0.81%	0.80%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	1.33%	1.41%	1.05%	1.02%	1.14%
Ratio of net investment income to average net assets	2.49%	3.20%	1.69%	1.67%	1.65%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly	2.26%	2.91%	1.44%	1.46%	1.31%
Portfolio turnover	134%	193%	123%	8%	6%
1

On September 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund's income, expense, and portfolio turnover. Select data is not comparable to prior years.

2	The average shares outstanding method has been applied for per share information.
3

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

Delaware Foundation® Moderate Allocation Fund

Class B Shares	2010[1]	2009[1]	2008[1]	2007	Year ended Sept. 30, 2006
Net asset value, beginning of period	$9.700	$8.910	$11.120	$10.230	$9.740
Income (loss) from investment operations:
Net investment income [2]	0.172	0.208	0.094	0.100	0.089
Net realized and unrealized gain (loss) on investments and foreign currencies	0.802	0.701	(1.903)	0.947	0.447
Total from investment operations	0.974	0.909	(1.809)	1.047	0.536
Less dividends and distributions from:
Net investment income	(0.274)	(0.050)	(0.199)	(0.128)	(0.046)
Net realized gain on investments	—	(0.069)	(0.202)	(0.029)	—
Total dividends and distributions	(0.274)	(0.119)	(0.401)	(0.157)	(0.046)
Net asset value, end of period	$10.400	$9.700	$8.910	$11.120	$10.230
Total return[3]	10.19%	10.64%	(16.94%)	10.32%	5.52%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,110	$5,598	$3,317	$5,072	$4,582
Ratio of expenses to average net assets	1.87%	1.89%	1.55%	1.56%	1.55%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	2.06%	2.13%	1.75%	1.72%	1.84%
Ratio of net investment income to average net assets	1.72%	2.43%	0.94%	0.92%	0.90%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly	1.53%	2.19%	0.74%	0.76%	0.61%
Portfolio turnover	134%	193%	123%	8%	6%
1

On September 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund's income, expense, and portfolio turnover. Select data is not comparable to prior years.

2	The average shares outstanding method has been applied for per share information.
3

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and disributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware Foundation® Moderate Allocation Fund

Class C Shares	2010[1]	2009[1]	2008[1]	2007	Year ended Sept. 30, 2006
Net asset value, beginning of period	$9.730	$8.930	$11.140	$10.250	$9.770
Income (loss) from investment operations:
Net investment income [2]	0.172	0.208	0.095	0.100	0.089
Net realized and unrealized gain (loss) on investments and foreign currencies	0.802	0.711	(1.904)	0.947	0.437
Total from investment operations	0.974	0.919	(1.809)	1.047	0.526
Less dividends and distributions from:
Net investment income	(0.274)	(0.050)	(0.199)	(0.128)	(0.046)
Net realized gain on investments	—	(0.069)	(0.202)	(0.029)	—
Total dividends and distributions	(0.274)	(0.119)	(0.401)	(0.157)	(0.046)
Net asset value, end of period	$10.430	$9.730	$8.930	$11.140	$10.250
Total return[3]	10.16%	10.73%	(16.91%)	10.30%	5.40%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12,068	$10,739	$5,998	$6,081	$4,130
Ratio of expenses to average net assets	1.87%	1.89%	1.55%	1.56%	1.55%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	2.06%	2.13%	1.75%	1.72%	1.84%
Ratio of net investment income to average net assets	1.72%	2.43%	0.94%	0.92%	0.90%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly	1.53%	2.19%	0.74%	0.76%	0.61%
Portfolio turnover	134%	193%	123%	8%	6%
1

On September 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund's income, expense, and portfolio turnover. Select data is not comparable to prior years.

2	The average shares outstanding method has been applied for per share information.
3

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and disributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware Foundation® Moderate Allocation Fund

Class R Shares	2010[1]	2009[1]	2008[1]	2007	Year ended Sept. 30, 2006
Net asset value, beginning of period	$9.710	$8.920	$11.140	$10.240	$9.750
Income (loss) from investment operations:
Net investment income [2]	0.223	0.250	0.146	0.154	0.139
Net realized and unrealized gain (loss) on investments and foreign currencies	0.799	0.706	(1.911)	0.953	0.439
Total from investment operations	1.022	0.956	(1.765)	1.107	0.578
Less dividends and distributions from:
Net investment income	(0.352)	(0.097)	(0.253)	(0.178)	(0.088)
Net realized gain on investments	—	(0.069)	(0.202)	(0.029)	—
Total dividends and distributions	(0.352)	(0.166)	(0.455)	(0.207)	(0.088)
Net asset value, end of period	$10.380	$9.710	$8.920	$11.140	$10.240
Total return[3]	10.73%	11.16%	(16.49%)	10.94%	5.96%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,994	$1,568	$1,207	$1,157	$1,022
Ratio of expenses to average net assets	1.37%	1.39%	1.05%	1.06%	1.05%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	1.66%	1.73%	1.35%	1.32%	1.44%
Ratio of net investment income to average net assets	2.22%	2.93%	1.44%	1.42%	1.40%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly	1.93%	2.59%	1.14%	1.16%	1.01%
Portfolio turnover	134%	193%	123%	8%	6%
1

On September 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund's income, expense, and portfolio turnover. Select data is not comparable to prior years.

2	The average shares outstanding method has been applied for per share information.
3

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

Delaware Foundation® Conservative Allocation Fund

Class A Shares	2010[1]	2009[1]	2008[1]	2007	Year ended Sept. 30, 2006
Net asset value, beginning of period	$9.360	$8.320	$9.770	$9.270	$9.000
Income (loss) from investment operations:
Net investment income [2]	0.289	0.304	0.226	0.260	0.242
Net realized and unrealized gain (loss) on investments and foreign currencies	0.687	0.942	(1.253)	0.503	0.241
Total from investment operations	0.976	1.246	(1.027)	0.763	0.483
Less dividends and distributions from:
Net investment income	(0.436)	(0.206)	(0.324)	(0.263)	(0.213)
Net realized gain on investments	—	—	(0.099)	—	—
Total dividends and distributions	(0.436)	(0.206)	(0.423)	(0.263)	(0.213)
Net asset value, end of period	$9.900	$9.360	$8.320	$9.770	$9.270
Total return[3]	10.70%	15.53%	(10.98%)	8.36%	5.46%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$55,513	$43,873	$35,619	$39,863	$33,571
Ratio of expenses to average net assets	1.13%	1.13%	0.81%	0.81%	0.80%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	1.55%	1.65%	1.09%	1.06%	1.22%
Ratio of net investment income to average net assets	3.02%	3.78%	2.48%	2.73%	2.70%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly	2.60%	3.26%	2.20%	2.48%	2.28%
Portfolio turnover	192%	177%	136%	13%	9%
1

On September 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund's income, expense, and portfolio turnover. Select data is not comparable to prior years.

2	The average shares outstanding method has been applied for per share information.
3

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and disributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

Delaware Foundation® Conservative Allocation Fund

Class B Shares	2010[1]	2009[1]	2008[1]	2007	Year ended Sept. 30, 2006
Net asset value, beginning of period	$9.380	$8.330	$9.770	$9.270	$9.000
Income (loss) from investment operations:
Net investment income [2]	0.271	0.243	0.157	0.188	0.174
Net realized and unrealized gain (loss) on investments and foreign currencies	0.691	0.948	(1.247)	0.506	0.243
Total from investment operations	0.962	1.191	(1.090)	0.694	0.417
Less dividends and distributions from:
Net investment income	(0.352)	(0.141)	(0.251)	(0.194)	(0.147)
Net realized gain on investments	—	—	(0.099)	—	—
Total dividends and distributions	(0.352)	(0.141)	(0.350)	(0.194)	(0.147)
Net asset value, end of period	$9.990	$9.380	$8.330	$9.770	$9.270
Total return[3]	10.48%	14.66%	(11.56%)	7.57%	4.69%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$938	$892	$677	$826	$852
Ratio of expenses to average net assets	1.33%	1.88%	1.56%	1.56%	1.55%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	2.25%	2.35%	1.79%	1.76%	1.92%
Ratio of net investment income to average net assets	2.28%	3.03%	1.73%	1.98%	1.95%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly	1.90%	2.56%	1.50%	1.78%	1.58%
Portfolio turnover	192%	177%	136%	13%	9%
1

On September 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund's income, expense, and portfolio turnover. Select data is not comparable to prior years.

2	The average shares outstanding method has been applied for per share information.
3

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

Delaware Foundation® Conservative Allocation Fund

Class C Shares	2010[1]	2009[1]	2008[1]	2007	Year ended Sept. 30, 2006
Net asset value, beginning of period	$9.330	$8.290	$9.730	$9.230	$8.960
Income (loss) from investment operations:
Net investment income [2]	0.218	0.245	0.159	0.189	0.175
Net realized and unrealized gain (loss) on investments and foreign currencies	0.695	0.936	(1.249)	0.505	0.242
Total from investment operations	0.913	1.181	(1.090)	0.694	0.417
Less dividends and distributions from:
Net investment income	(0.323)	(0.141)	(0.251)	(0.194)	(0.147)
Net realized gain on investments	—	—	(0.099)	—	—
Total dividends and distributions	(0.323)	(0.141)	(0.350)	(0.194)	(0.147)
Net asset value, end of period	$9.920	$9.330	$8.290	$9.730	$9.230
Total return[3]	9.98%	14.61%	(11.61%)	7.60%	4.71%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10,578	$4,004	$3,373	$2,294	$1,643
Ratio of expenses to average net assets	1.88%	1.88%	1.56%	1.56%	1.55%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	2.25%	2.35%	1.79%	1.76%	1.92%
Ratio of net investment income to average net assets	2.27%	3.03%	1.73%	1.98%	1.95%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly	1.90%	2.56%	1.50%	1.78%	1.58%
Portfolio turnover	192%	177%	136%	13%	9%
1

On September 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund's income, expense, and portfolio turnover. Select data is not comparable to prior years.

2	The average shares outstanding method has been applied for per share information.
3

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and disributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware Foundation® Conservative Allocation Fund

Class R Shares	2010[1]	2009[1]	2008[1]	2007	Year ended Sept. 30, 2006
Net asset value, beginning of period	$9.350	$8.310	$9.750	$9.250	$8.980
Income (loss) from investment operations:
Net investment income [2]	0.265	0.284	0.204	0.237	0.220
Net realized and unrealized gain (loss) on investments and foreign currencies	0.683	0.940	(1.245)	0.503	0.236
Total from investment operations	0.948	1.224	(1.041)	0.740	0.456
Less dividends and distributions from:
Net investment income	(0.398)	(0.184)	(0.300)	(0.240)	(0.186)
Net realized gain on investments	—	—	(0.099)	—	—
Total dividends and distributions	(0.398)	(0.184)	(0.399)	(0.240)	(0.186)
Net asset value, end of period	$9.900	$9.350	$8.310	$9.750	$9.250
Total return[3]	10.39%	15.36%	(11.23%)	8.12%	5.16%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,590	$840	$866	$792	$661
Ratio of expenses to average net assets	1.38%	1.38%	1.06%	1.06%	1.05%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	1.85%	1.95%	1.39%	1.36%	1.52%
Ratio of net investment income to average net assets	2.77%	3.53%	2.23%	2.48%	2.45%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly	2.30%	2.96%	1.90%	2.18%	1.98%
Portfolio turnover	192%	177%	136%	13%	9%
1

On September 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund's income, expense, and portfolio turnover. Select data is not comparable to prior years.

2	The average shares outstanding method has been applied for per share information.
3

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and disributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

How to read the financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is calculated after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
 A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and distributions from: Net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end sales charges and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
 Net assets represent the total value of all the assets in a fund's portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment income (loss) by average net assets.

Portfolio turnover
 This figure tells you the amount of trading activity in a fund's portfolio. A turnover rate of 100% would occur if, for example, a fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

Additional information

Contact information

  Web site: www.delawareinvestments.com

  E-mail: service@delinvest.com

  Shareholder Service Center: 800 523-1918

Call the Shareholder Service Center weekdays from 8:30 a.m. to 6:00 p.m. Eastern time:

  For fund information, literature, price, yield, and performance figures.

  For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions, and telephone exchanges.

  Delaphone Service: 800 362-FUND (800 362-3863)
   For convenient access to account information or current performance information on all Delaware Investments® Funds seven days a week, 24 hours a day, use this touch-tone service.

  Written correspondence: P.O. Box 219691, Kansas City, MO 64121-9691 or
  430 W. 7th Street, Kansas City, MO 64105-1407.

Additional information about the Funds' investments is available in its annual and semiannual shareholder reports. In the Funds' annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the period covered by the report. You can find more information about the Funds in their current SAI, which is filed electronically with the SEC, and which is legally a part of this Prospectus (it is incorporated by reference). To receive a free copy of the SAI, or the annual or semiannual report, or if you have any questions about investing in the Funds, write to us at P.O. Box 219691, Kansas City, MO 64121-9691 by regular mail or
 430 W. 7th Street, Kansas City, MO 64105-1407 by overnight courier service, or call toll-free 800 523-1918. The SAI and shareholder reports are available, free of charge, through the Funds' web site (www.delawareinvestments.com). You may also obtain additional information about the Funds from your financial advisor.

You can find reports and other information about the Funds on the EDGAR database on the SEC web site (www.sec.gov). You can get copies of this information, after paying a duplication fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC,
 100 F Street, NE, Washington, DC 20549-0102. Information about the Funds, including their SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the
 SEC at 202 551-8090.

PR-444 [9/10] PDF 16044 [1/11]

Investment Company Act number: 811-08457

Prospectus

Multi-asset

January 28, 2011

Nasdaq ticker symbols
Delaware Foundation® Equity Fund
Institutional Class	DFEIX
Delaware Foundation Growth Allocation Fund
Institutional Class	DFGIX
Delaware Foundation Moderate Allocation Fund
Institutional Class	DFFIX
Delaware Foundation Conservative Allocation Fund
Institutional Class	DFIIX

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Get shareholder reports and prospectuses online instead of in the mail.
Visit www.delawareinvestments.com/edelivery.

Fund summaries

Delaware Foundation® Equity Fund

What is the Fund's investment objective?

Delaware Foundation® Equity Fund seeks long-term capital growth.

What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Institutional
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses	18.20%
Acquired fund fees and expenses	0.04%[1]
Total annual fund operating expenses	18.89%
Fee waivers	(17.94%)[2]
Total annual fund operating expenses after fee waivers	0.95%
1	Acquired fund fees and expenses are not reflected in the financial highlights or audited financial statements.
2

The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan and certain other expenses) in order to prevent annual fund operating expenses from exceeding, in an aggregate amount, 0.95% of the Fund's average daily net assets from January 28, 2011 through January 30, 2012. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	Institutional
1 year	$97
3 years	$3,501
5 years	$6,025
10 years	$9,837

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

What are the Fund's principal investment strategies?

The Fund seeks to achieve its objective by investing in a combination of underlying securities representing a variety of asset classes and investment styles. In striving to meet its objective, the Fund will hold up to 100% of its net assets in equity securities. The Manager uses an active allocation approach when selecting investments for the Fund. Allocations for the Fund may vary within the ranges shown in the information below. The Fund may invest 20% to 70% of net assets in foreign securities and up to 25% of net assets in emerging market securities.  Following are the strategic policy weights for the Fund's net assets, as they may be invested in broad and narrow asset classes, and various investment styles, and the permitted range of variation around those weights.

Equity Asset Class: 98% policy weight (80-100% range)

  U.S. Equity Asset Class: 49% policy weight (20-70% range)
   o U.S. Large Cap Core
   o U.S. Large Cap Growth
   o U.S. Large Cap Value
   o U.S. Small Cap Core

  International Equity Asset Class: 37% policy weight (15-60% range)
   o International Value
   o International Growth

  Global Real Estate Equity Asset Class: 0% policy weight (0-20% range)
   o U.S. Real Estate
   o Global Ex-U.S. Real Estate

  Emerging Markets Equity Asset Class: 12% policy weight (0-25% range)

Fixed Income Asset Class: 2% policy weight (0-20% range)

  Diversified Fixed Income Asset Class: 2% policy weight (0-20% range)
   o Diversified Fixed Income: 0% policy weight (0-10% range)
   o Money Market/Cash Equivalents: 2% policy weight (0-20% range)

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk — The risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Small company risk — The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Derivatives risk — Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative (such as a futures or option contract or a swap agreement) is associated moves in the opposite direction anticipated and may rise or fall more rapidly than other investments. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

Liquidity risk — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

Government/regulatory risk — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Foundation® Equity Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year and lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 362-7500 or by visiting our web site at www.delawareinvestments.com/performance.

Year-by-year total return (Institutional Class)

During the periods illustrated in this bar chart, the Institutional Class's highest quarterly return was 14.27% for the quarter ended September 30, 2010 and its lowest quarterly return was -11.22% for the quarter ended June 30, 2010.

Average annual total returns for periods ended December 31, 2010

	1 year	Lifetime (8/31/09- 12/31/10)
Return before taxes	14.03%	19.05%
Return after taxes on distributions	12.58%	17.72%
Return after taxes on distributions and sale of Fund shares	9.17%	15.50%
MSCI All Country World Index (gross) (reflects no deduction for fees, expenses, or taxes)	13.21%	17.53%
MSCI All Country World Index (net) (reflects no deduction for fees or expenses)	12.67%	17.00%

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Michael J. Hogan, CFA	Executive Vice President, Head of Equity Investments	August 2009
Paul Grillo, CFA	Senior Vice President, Co-Chief Investment Officer – Total Return Fixed Income Strategy	August 2009
Sharon Hill, Ph.D.	Senior Vice President, Head of Equity Quantitative Research and Analytics	August 2009
Francis X. Morris	Senior Vice President, Chief Investment Officer – Core Equity	August 2009
Babak "Bob" Zenouzi	Senior Vice President, Chief Investment Officer – REIT Equity	August 2009

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; by regular mail (c/o Delaware Investments, P.O. Box 219691, Kansas City, MO 64121-9691); by overnight courier service (c/o Delaware Service Center, 430 W. 7th Street,
 Kansas City, MO 64105); by telephone to your Client Services Representative at 800 362-7500 weekdays from 8:30 a.m. to 6:00 p.m. Eastern time; by telephone to our automated telephone service at 800 362-3863 at any time; through our web site at www.delawareinvestments.com; or by wire.

There is no minimum initial purchase requirement for Institutional Class shares, but Institutional Class shares are available for purchase only by the following: (1) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover IRAs from such plans; (2) tax-exempt employee benefit plans of the Fund's Manager or its affiliates and of securities dealer firms with a selling agreement with Delaware Distributors, L.P. (Distributor); (3) institutional advisory clients (including mutual funds) of the Manager or its affiliates, as well as those clients' affiliates, and their corporate sponsors, subsidiaries, related employee benefit plans, and rollover IRAs of, or from, such institutional advisory accounts; (4) a bank, trust company, or similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; (5) registered investment advisors (RIAs) investing on behalf of clients that consist solely of institutions and high net worth individuals having at least $1 million entrusted to an RIA for investment purposes (use of the Institutional Class shares is restricted to RIAs who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients); (6) certain plans qualified under Section 529 of the Internal Revenue Code of 1986, as amended (Code), for which the Fund's Manager, Distributor, or service agent, or one or more of their affiliates provide recordkeeping, administrative, investment management, marketing, distribution, or similar services; (7) programs sponsored by financial intermediaries where: (a) such programs allow or require the purchase of Institutional Class shares, (b) the financial intermediary has entered into an agreement covering the arrangement with the Distributor and/or the Fund's transfer agent, and (c) the financial intermediary (i) charges clients an ongoing fee for advisory, investment consulting or similar service, or (ii) offers the Institutional Class shares through a no-commission network or platform; or (8) private investment vehicles, including, but not limited to, foundations and endowments.

Tax information

The Fund's distributions are generally taxable, and will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to brokers/dealers and other
financial intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

Delaware Foundation® Growth Allocation Fund

What is the Fund's investment objective?

Delaware Foundation Growth Allocation Fund seeks long-term capital growth.

What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Institutional
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses	0.71%
Acquired fund fees and expenses	0.04%[1]
Total annual fund operating expenses	1.40%
Fee waivers and expense reimbursements	(0.50%)[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.90%
1	Acquired fund fees and expenses are not reflected in the financial highlights or audited financial statements.
2

The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan and certain other expenses) in order to prevent annual fund operating expenses from exceeding, in an aggregate amount, 0.90% of the Fund's average daily net assets from January 28, 2011 through January 30, 2012. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	Institutional
1 year	$92
3 years	$394
5 years	$718
10 years	$1,636

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 98% of the average value of its portfolio.

What are the Fund's principal investment strategies?

The Fund seeks to achieve its objective by investing in a combination of underlying securities representing a variety of asset classes and investment styles. The Manager will use an active allocation approach when selecting the Fund's investments. In striving to meet its objective, the Fund will typically target about 80% of its net assets in equity securities and about 20% of its net assets in fixed income securities. The Fund's allocations may vary within the ranges shown in the table below. The Fund may invest 15% to 70% of net assets in foreign securities and up to 20% of net assets in emerging market securities.  Following are the strategic policy weights for the Fund's net assets, as they may be invested in broad and narrow asset classes, and various investment styles, and the permitted range of variation around those weights.

Equity Asset Class: 80% policy weight (55-90% range)

  U.S. Equity Asset Class: 40% policy weight (15-50% range)
   o U.S. Large Cap Core
   o U.S. Large Cap Growth
   o U.S. Large Cap Value
   o U.S. Small Cap Core

  International Equity Asset Class: 30% policy weight (15-50% range)
   o International Value
   o International Growth

  Global Real Estate Equity Asset Class: 0% policy weight (0-20% range)
   o U.S. Real Estate
   o Global Ex-U.S. Real Estate

  Emerging Markets Asset Class: 10% policy weight (0-20% range)

Fixed Income Asset Class: 20% policy weight (10-45% range)

  Diversified Fixed Income Asset Class: 20% policy weight (10-45% range)
   o Diversified Fixed Income: 18% policy weight (10-40% range)
   o Money Market/Cash Equivalents: 2% policy weight (0-10% range)

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk — The risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence or heavy institutional selling.

Small company risk — The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Fixed income risk— The risk that: bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds ("junk bonds"), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility.

Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Derivatives risk — Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative (such as a futures or option contract or a swap agreement) is associated moves in the opposite direction anticipated and may rise or fall more rapidly than other investments. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

Liquidity risk — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

Government/regulatory risk — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Foundation® Growth Allocation Fund performed?

The bar chart and table below can help you evaluate the risks of investing in the Fund. The bar chart shows how annual returns for the Fund's Institutional Class shares have varied over the past 10 calendar years. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 362-7500 or by visiting our web site at www.delawareinvestments.com/performance. Prior to mid-September, 2008, the Fund operated as a fund of funds, investing primarily in other Delaware Investments® Funds. Since mid-September, 2008, the Fund has been restructured to invest directly in securities representing a variety of asset classes and investment styles (Restructuring). The historical returns do not reflect the Restructuring.

Year-by-year total return (Institutional Class)

During the periods illustrated in this bar chart, the Institutional Class' highest quarterly return was 16.05% for the quarter ended June 30, 2009, and its lowest quarterly return was -14.57% for the quarter ended September 30, 2002.

Average annual total returns for periods ended December 31, 2010

	1 year	5 years	10 years
Return before taxes	12.07%	3.72%	3.82%
Return after taxes on distributions	11.39%	2.89%	3.29%
Return after taxes on distributions and sale of Fund shares	7.85%	2.93%	3.13%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Michael J. Hogan, CFA	Executive Vice President, Head of Equity Investments	June 2007
Paul Grillo, CFA	Senior Vice President, Co-Chief Investment Officer – Total Return Fixed Income Strategy	September 2008
Sharon Hill, Ph.D.	Senior Vice President, Head of Equity Quantitative Research and Analytics	September 2008
Francis X. Morris	Senior Vice President, Chief Investment Officer – Core Equity	May 2004
Babak "Bob" Zenouzi	Senior Vice President, Chief Investment Officer – REIT Equity	September 2008

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; by regular mail (c/o Delaware Investments, P.O. Box 219691, Kansas City, MO 64121-9691); by overnight courier service (c/o Delaware Service Center, 430 W. 7th Street,
 Kansas City, MO 64105); by telephone to your Client Services Representative at 800 362-7500 weekdays from 8:30 a.m. to 6:00 p.m. Eastern time; by telephone to our automated telephone service at 800 362-3863 at any time; through our web site at www.delawareinvestments.com; or by wire.

There is no minimum initial purchase requirement for Institutional Class shares, but Institutional Class shares are available for purchase only by the following: (1) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover IRAs from such plans; (2) tax-exempt employee benefit plans of the Fund's Manager or its affiliates and of securities dealer firms with a selling agreement with Delaware Distributors, L.P. (Distributor); (3) institutional advisory clients (including mutual funds) of the Manager or its affiliates, as well as those clients' affiliates, and their corporate sponsors, subsidiaries, related employee benefit plans, and rollover IRAs of, or from, such institutional advisory accounts; (4) a bank, trust company, or similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; (5) registered investment advisors (RIAs) investing on behalf of clients that consist solely of institutions and high net worth individuals having at least $1 million entrusted to an RIA for investment purposes (use of the Institutional Class shares is restricted to RIAs who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients); (6) certain plans qualified under Section 529 of the Internal Revenue Code of 1986, as amended (Code), for which the Fund's Manager, Distributor, or service agent, or one or more of their affiliates provide recordkeeping, administrative, investment management, marketing, distribution, or similar services; (7) programs sponsored by financial intermediaries where: (a) such programs allow or require the purchase of Institutional Class shares, (b) the financial intermediary has entered into an agreement covering the arrangement with the Distributor and/or the Fund's transfer agent, and (c) the financial intermediary (i) charges clients an ongoing fee for advisory, investment consulting or similar service, or (ii) offers the Institutional Class shares through a no-commission network or platform; or (8) private investment vehicles, including, but not limited to, foundations and endowments.

Tax information

The Fund's distributions are generally taxable, and will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to brokers/dealers and other
financial intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

Delaware Foundation® Moderate Allocation Fund

What is the Fund's investment objective?

Delaware Foundation Moderate Allocation Fund seeks capital appreciation with current income as a secondary objective.

What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Institutional
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses	0.41%
Acquired fund fees and expenses	0.04%[1]
Total annual fund operating expenses	1.10%
Fee waivers and expense reimbursements	(0.20%)[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.90%
1	Acquired fund fees and expenses are not reflected in the financial highlights or audited financial statements.
2

The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan and certain other expenses) in order to prevent annual fund operating expenses from exceeding, in an aggregate amount, 0.90% of the Fund's average daily net assets from January 28, 2011 through January 30, 2012. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	Institutional
1 year	$92
3 years	$330
5 years	$587
10 years	$1,322

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 134% of the average value of its portfolio.

What are the Fund's principal investment strategies?

The Fund seeks to achieve its objectives by investing in a combination of underlying securities representing a variety of asset classes and investment styles. The Manager uses an active allocation approach when selecting investments for the Fund. In striving to meet its objectives, the Fund will typically target about 60% of its net assets in equity securities and about 40% of its net assets in fixed income securities. Allocations for the Fund may vary within the ranges shown in the table below. The Fund may invest 10% to 60% of net assets in foreign securities, and up to 15% of net assets in emerging market securities.  Following are the strategic policy weights for the Fund's net assets, as they may be invested in broad and narrow asset classes, and various investment styles, and the permitted range of variation around those weights.

Equity Asset Class: 60% policy weight (40-70% range)

  U.S. Equity Asset Class: 30% policy weight (10-40% range)
   o U.S. Large Cap Core
   o U.S. Large Cap Growth
   o U.S. Large Cap Value
   o U.S. Small Cap Core

  International Equity Asset Class: 22.5% policy weight (10-40% range)
   o International Value
   o International Growth

  Global Real Estate Equity Asset Class: 0% policy weight (0-15% range)
  o U.S. Real Estate
   o Global Ex-U.S. Real Estate

  Emerging Markets Asset Class: 7.5% policy weight (0-15% range)

Fixed Income Asset Class:40% policy weight (30-60% range)

  Diversified Fixed Income Asset Class: 40% policy weight (30-60% range)
   o Diversified Fixed Income: 38% policy weight (20-50% range)
   o Money Market/Cash Equivalents: 2% policy weight (0-15% range)

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk — The risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence or heavy institutional selling.

Small company risk — The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Fixed income risk— The risk that: bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds ("junk bonds"), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility.

Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Derivatives risk — Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative (such as a futures or option contract or a swap agreement) is associated moves in the opposite direction anticipated and may rise or fall more rapidly than other investments. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

Liquidity risk — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

Government/regulatory risk — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Foundation® Moderate Allocation Fund performed?

The bar chart and table below can help you evaluate the risks of investing in the Fund. The bar chart shows how annual returns for the Fund's Institutional Class shares have varied over the past 10 calendar years. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 362-7500 or by visiting our web site at www.delawareinvestments.com/performance. Prior to mid-September, 2008, the Fund operated as a fund of funds, investing primarily in other Delaware Investments® Funds. Since mid-September, 2008, the Fund has been restructured to invest directly in securities representing a variety of asset classes and investment styles (Restructuring). The historical returns do not reflect the Restructuring.

Year-by-year total return (Institutional Class)

During the periods illustrated in this bar chart, the Institutional Class's highest quarterly return was 13.72% for the quarter ended June 30, 2009, and its lowest quarterly return was -9.79% for the quarter ended September 30, 2002.

Average annual total returns for periods ended December 31, 2010

	1 year	5 years	10 years
Return before taxes	11.36%	5.11%	4.75%
Return after taxes on distributions	10.46%	4.30%	4.06%
Return after taxes on distributions and sale of Fund shares	7.34%	3.99%	3.75%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Michael J. Hogan, CFA	Executive Vice President, Head of Equity Investments	June 2007
Paul Grillo, CFA	Senior Vice President, Co-Chief Investment Officer – Total Return Fixed Income Strategy	September 2008
Sharon Hill, Ph.D.	Senior Vice President, Head of Equity Quantitative Research and Analytics	September 2008
Francis X. Morris	Senior Vice President, Chief Investment Officer – Core Equity	May 2004
Babak "Bob" Zenouzi	Senior Vice President, Chief Investment Officer – REIT Equity	September 2008

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; by regular mail (c/o Delaware Investments, P.O. Box 219691, Kansas City, MO 64121-9691); by overnight courier service (c/o Delaware Service Center, 430 W. 7th Street,
 Kansas City, MO 64105); by telephone to your Client Services Representative at 800 362-7500 weekdays from 8:30 a.m. to 6:00 p.m. Eastern time; by telephone to our automated telephone service at 800 362-3863 at any time; through our web site at www.delawareinvestments.com; or by wire.

There is no minimum initial purchase requirement for Institutional Class shares, but Institutional Class shares are available for purchase only by the following: (1) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover IRAs from such plans; (2) tax-exempt employee benefit plans of the Fund's Manager or its affiliates and of securities dealer firms with a selling agreement with Delaware Distributors, L.P. (Distributor); (3) institutional advisory clients (including mutual funds) of the Manager or its affiliates, as well as those clients' affiliates, and their corporate sponsors, subsidiaries, related employee benefit plans, and rollover IRAs of, or from, such institutional advisory accounts; (4) a bank, trust company, or similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; (5) registered investment advisors (RIAs) investing on behalf of clients that consist solely of institutions and high net worth individuals having at least $1 million entrusted to an RIA for investment purposes (use of the Institutional Class shares is restricted to RIAs who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients); (6) certain plans qualified under Section 529 of the Internal Revenue Code of 1986, as amended (Code), for which the Fund's Manager, Distributor, or service agent, or one or more of their affiliates provide recordkeeping, administrative, investment management, marketing, distribution, or similar services; (7) programs sponsored by financial intermediaries where: (a) such programs allow or require the purchase of Institutional Class shares, (b) the financial intermediary has entered into an agreement covering the arrangement with the Distributor and/or the Fund's transfer agent, and (c) the financial intermediary (i) charges clients an ongoing fee for advisory, investment consulting or similar service, or (ii) offers the Institutional Class shares through a no-commission network or platform; or (8) private investment vehicles, including, but not limited to, foundations and endowments.

Tax information

The Fund's distributions are generally taxable, and will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to brokers/dealers and other
financial intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

Delaware Foundation® Conservative Allocation Fund

What is the Fund's investment objective?

Delaware Foundation Conservative Allocation Fund seeks a combination of current income and preservation of capital with capital appreciation.

What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Institutional
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses	0.60%
Acquired fund fees and expenses	0.02%[1]
Total annual fund operating expenses	1.27%
Fee waivers	(0.39%)[2]
Total annual fund operating expenses after fee waivers	0.88%
1	Acquired fund fees and expenses are not reflected in the financial highlights or audited financial statements.
2

The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan and certain other expenses) in order to prevent annual fund operating expenses from exceeding, in an aggregate amount, 0.88% of the Fund's average daily net assets from January 28, 2011 through January 30, 2012. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	Institutional
1 year	$90
3 years	$364
5 years	$660
10 years	$1,500

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 192% of the average value of its portfolio.

What are the Fund's principal investment strategies?

The Fund seeks to achieve its objective by investing in a combination of underlying securities representing a variety of asset classes and investment styles. The Manager uses an active allocation approach when selecting investments for the Fund. In striving to meet its objective, the Fund will typically target about 40% of its net assets in equity securities and about 60% of its net assets in fixed-income securities. Allocations for the Fund can vary within the ranges shown in the table below. The Fund may invest 5% to 50% of net assets in foreign securities, and up to 10% of net assets in emerging market securities.  Following are the strategic policy weights for the Fund's net assets, as they may be invested in broad and narrow asset classes, and various investment styles, and the permitted range of variation around those weights.

Equity Asset Class: 40% policy weight (20-50% range)

  U.S. Equity Asset Class: 20% policy weight (5-30% range)
   o U.S. Large Cap Core
   o U.S. Large Cap Growth
   o U.S. Large Cap Value
   o U.S. Small Cap Core

  International Equity Asset Class: 15% weight (5-30% range)
   o International Value
   o International Growth

  Global Real Estate Equity Asset Class: 0% policy weight (0-15% range)
   o U.S. Real Estate
   o Global Ex-U.S. Real Estate

  Emerging Markets Asset Class: 5% policy weight (0-10% range)

Fixed Income Asset Class: 60% policy weight (50-80% range)

  Diversified Fixed Income Asset Class: 60% policy weight (50-80% range)
   o Diversified Fixed Income: 58% policy weight (30-70% range)
   o Money Market/Cash Equivalents: 2% policy weight (0-20% range)

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk — The risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence or heavy institutional selling.

Small company risk — The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Fixed income risk— The risk that: bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds ("junk bonds"), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility.

Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Derivatives risk — Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative (such as a futures or option contract or a swap agreement) is associated moves in the opposite direction anticipated and may rise or fall more rapidly than other investments. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

Liquidity risk — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

Government/regulatory risk — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Foundation® Conservative Allocation Fund performed?

The bar chart and table below can help you evaluate the risks of investing in the Fund. The bar chart shows how annual returns for the Fund's Institutional Class shares have varied over the past 10 calendar years. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 362-7500 or by visiting our web site at www.delawareinvestments.com/performance. Prior to mid-September, 2008, the Fund operated as a fund of funds, investing primarily in other Delaware Investments® Funds. Since mid-September, 2008, the Fund has been restructured to invest directly in securities representing a variety of asset classes and investment styles (Restructuring). The historical returns do not reflect the Restructuring.

Year-by-year total return (Institutional Class)

During the periods illustrated in this bar chart, the Institutional Class' highest quarterly return was 11.92% for the quarter ended September 30, 2009 and its lowest quarterly return was -5.91% for the quarter ended September 30, 2002.

Average annual total returns for periods ended December 31, 2010

	1 year	5 years	10 years
Return before taxes	9.96%	6.15%	5.20%
Return after taxes on distributions	8.04%	4.92%	4.09%
Return after taxes on distributions and sale of Fund shares	6.69%	4.62%	3.86%
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Michael J. Hogan, CFA	Executive Vice President, Head of Equity Investments	June 2007
Paul Grillo, CFA	Senior Vice President, Co-Chief Investment Officer – Total Return Fixed Income Strategy	September 2008
Sharon Hill, Ph.D.	Senior Vice President, Head of Equity Quantitative Research and Analytics	September 2008
Francis X. Morris	Senior Vice President, Chief Investment Officer – Core Equity	May 2004
Babak "Bob" Zenouzi	Senior Vice President, Chief Investment Officer – REIT Equity	September 2008

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; by regular mail (c/o Delaware Investments, P.O. Box 219691, Kansas City, MO 64121-9691); by overnight courier service (c/o Delaware Service Center, 430 W. 7th Street,
 Kansas City, MO 64105); by telephone to your Client Services Representative at 800 362-7500 weekdays from 8:30 a.m. to 6:00 p.m. Eastern time; by telephone to our automated telephone service at 800 362-3863 at any time; through our web site at www.delawareinvestments.com; or by wire.

There is no minimum initial purchase requirement for Institutional Class shares, but Institutional Class shares are available for purchase only by the following: (1) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover IRAs from such plans; (2) tax-exempt employee benefit plans of the Fund's Manager or its affiliates and of securities dealer firms with a selling agreement with Delaware Distributors, L.P. (Distributor); (3) institutional advisory clients (including mutual funds) of the Manager or its affiliates, as well as those clients' affiliates, and their corporate sponsors, subsidiaries, related employee benefit plans, and rollover IRAs of, or from, such institutional advisory accounts; (4) a bank, trust company, or similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; (5) registered investment advisors (RIAs) investing on behalf of clients that consist solely of institutions and high net worth individuals having at least $1 million entrusted to an RIA for investment purposes (use of the Institutional Class shares is restricted to RIAs who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients); (6) certain plans qualified under Section 529 of the Internal Revenue Code of 1986, as amended (Code), for which the Fund's Manager, Distributor, or service agent, or one or more of their affiliates provide recordkeeping, administrative, investment management, marketing, distribution, or similar services; (7) programs sponsored by financial intermediaries where: (a) such programs allow or require the purchase of Institutional Class shares, (b) the financial intermediary has entered into an agreement covering the arrangement with the Distributor and/or the Fund's transfer agent, and (c) the financial intermediary (i) charges clients an ongoing fee for advisory, investment consulting or similar service, or (ii) offers the Institutional Class shares through a no-commission network or platform; or (8) private investment vehicles, including, but not limited to, foundations and endowments.

Tax information

The Fund's distributions are generally taxable, and will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to brokers/dealers and other
financial intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

How we manage the Funds

We take a disciplined approach to investing, combining investment strategies and risk management techniques that we believe can help shareholders meet their goals.

Our investment strategies

In order to meet the changing needs of investors throughout their lives, Delaware Foundation® Funds offers four different portfolios with varying levels of income and growth potential and corresponding variations in risk. From the most conservative (Delaware Foundation Conservative Allocation Fund) to the moderate (Delaware Foundation Moderate Allocation Fund) to the more aggressive (Delaware Foundation Growth Allocation Fund and the
 Delaware Foundation Equity Fund), each Fund relies on active asset allocation and invests in a diversified portfolio of securities of different investment classes and styles as it strives to attain its objective(s).

By allocating their investments across several different asset classes and styles, the Funds offer broad diversification while seeking to produce the desired risk/return profile. The potential benefits of such a strategy are three-fold:

1. Offering two types of diversification: first, by using multiple investment styles to identify investment opportunities; and, second, by investing in a broadly diversified number of individual securities;

2. Access to the investment expertise of multiple portfolio managers and analysts who focus on each of the underlying investment styles; and

3. A professional portfolio manager who makes asset allocation decisions.

We believe that the Funds are an efficient way to provide active asset allocation services to meet the needs of investors through different stages of their life and their accumulation of wealth. Our active asset allocation strategy begins with an evaluation of three key factors:

  the returns and risks associated with different asset classes;

  the correlation between different asset classes, in other words, their tendency to move up or down together; and

  the evolution of the global opportunity set, in the form of absolute and relative changes in the investable universe over time.

This information is used to determine how much of each Fund will be allocated to each asset class. We then select the appropriate investment styles for investment. We have identified a select group of investment styles that are appropriate for the allocation strategies of the Funds. Each style is listed below along with its investment strategies:

U.S. large cap core

In managing the large-cap core investment sleeve (style) for the Funds, we research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we believe are the best investments for the Funds. The large cap core investment sleeve (style) employs a bottom-up security selection utilizing quantitative screens, fundamental research, and risk control to evaluate stocks based on both growth and value characteristics. We typically use a quantitative screen that ranks the attractiveness of an investment based on a combination of valuation measures, earnings expectations, cash flow, and balance sheet quality. In further evaluating the attractiveness of an investment, we consider factors such as business conditions in the company's industry and its competitive position in that industry. We conduct fundamental research on all investments, which often includes reviewing U.S. Securities and Exchange Commission (SEC) filings, examining financial statements, and meeting with top-level company executives. When constructing the large cap core investment sleeve (style), we apply controls to ensure that the sleeve (style) has acceptable risk characteristics. These characteristics include, but are not limited to, size, valuation, growth, yield, and earnings consistency. This risk profile is then compared to the benchmark index to ensure the large cap core investment sleeve (style) does not have any unintended risk exposure. We strive to identify stocks of large companies that we believe offer above-average opportunities for long-term price appreciation based on: (1) attractive valuations; (2) growth prospects; and (3) strong cash flow. The large cap core investment sleeve (style) will generally invest primarily in common stock of companies with market capitalizations of at least $2 billion at the time of purchase.

U.S. mid- and large-cap growth

In managing the mid- and large-cap growth investment sleeve (style) for the Funds, we research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for the Funds.

 We invest primarily in common stocks and, though we have the flexibility to invest in companies of all sizes, we generally focus on medium- and large-size companies. Our goal is to own companies that we expect to grow faster than the U.S. economy. Using a bottom-up approach, we look for companies that we believe: (1) have large end-market potential, dominant business models, and strong free cash flow generation; (2) demonstrate operational efficiencies; (3) have planned well for capital allocation; and (4) have governance policies that tend to be favorable to shareholders. There are a number of catalysts that might increase a company's potential for free cashflow growth. Our disciplined, research-intensive selection process is designed to identify catalysts such as: (1) management changes; (2) new products; (3) structural changes in the economy; or (4) corporate restructurings and turnaround situations. We maintain a diversified portfolio representing a number of different industries. Such an approach helps to minimize the impact that any one security or industry could have on the Funds if it were to experience a period of slow or declining growth.

U.S. large-cap value

In managing the large-cap value investment sleeve (style) for the Funds, we research individual companies and analyze economic and market conditions, seeking to identify the securities that we believe are the best investments for the Funds. The large cap value investment sleeve (style) invests primarily in securities of large-capitalization companies that we believe have long-term capital appreciation potential. We follow a value-oriented investment philosophy in selecting stocks for the Fund using a research-intensive approach that considers factors such as: (1) a security price that reflects a market valuation that is judged to be below the estimated present or future value of the company; (2) favorable earnings prospects and dividend yield potential; (3) the financial condition of the issuer; and (4) various qualitative factors. We may sell a security if we no longer believe the security will contribute to meeting the investment objective. In considering whether to sell a security, we may evaluate, among other things, the factors listed above, the condition of the U.S. economy, the condition of non-U.S. economies, and changes in the condition and outlook in the issuer's industry sector.

U.S. small-cap core

In managing the small-cap core investment sleeve (style) for the Funds, we research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we believe are the best investments for the Funds. We strive to identify stocks of small companies that we believe offer above-average opportunities for long-term price appreciation based on: (1) attractive valuations; (2) growth prospects; and (3) strong cash flow. The small-cap core investment sleeve (style) employs employ a bottom-up security selection utilizing quantitative screens, fundamental research, and risk control to evaluate stocks based on both growth and value characteristics. We typically use a quantitative screen that ranks the attractiveness of an investment based on a combination of valuation measures, earnings expectations, cash flow, and balance sheet quality. In further evaluating the attractiveness of an investment, we consider factors such as business conditions in the company's industry and its competitive position in that industry. We conduct fundamental research on certain investments, which often includes reviewing SEC filings, examining financial statements, and meeting with top-level company executives. When constructing the sleeve (style), we apply controls to ensure the sleeve (style) has acceptable risk characteristics. These characteristics include, but are not limited to, size, valuation, growth, yield, and earnings consistency. This risk profile is then compared to the benchmark index to ensure the sleeve (style) does not have any unintended risk exposure. From time to time, this sleeve may also invest in convertible securities, futures contracts, options on futures contracts and warrants.

International value

In managing the international value investment sleeve (style) for the Funds, we research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we believe are the best investments for the Funds. We use a value strategy, investing primarily in equity securities which provide the potential for capital appreciation. In selecting foreign stocks, the portfolio management team's philosophy is based on the concept that adversity creates opportunity and that transitory problems can be overcome by well-managed companies. The team uses an approach that combines quantitative, valuation-based screening at the early stages followed by comprehensive company and industry specific research. The team's philosophy and process are based on the concept that valuation screens serve solely as a starting point in the creation of a portfolio of undervalued stocks because accounting measures only approximate the intrinsic value of any company. The team's investment universe segmentation prioritizes its research and its bottom-up contrarian investment style seeks to identify mispriced securities. The international value investment sleeve (style) may purchase securities in any foreign country, developed or emerging; however, the portfolio management team currently anticipates investing in Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Korea, Mexico, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, Taiwan, and the United Kingdom. While this is a representative list, the Funds may also invest in countries not listed here. We maintain a long-term focus, seeking companies that we believe will perform well over the next three to five years.

International growth

In managing the international growth investment sleeve (style) for the Funds, we seek to invest primarily in equity securities that provide the potential for capital appreciation. The strategy would commonly be described as a growth strategy. We may purchase securities in any foreign, developed, or emerging country.

We may invest in foreign securities through investments in exchange traded funds that utilize an international growth investment style. Alternatively, we may research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for the Funds. In selecting such securities, we would use a bottom-up investment approach in buying and selling investments for the Funds, and would consider factors such as financial, economic, political, and regulatory conditions, in addition to industry position and growth prospects.

Emerging markets

In managing the emerging markets investment sleeve (style) for the Funds, we research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we believe are the best investments for the Funds. Our primary emphasis will be on the stocks of companies considered to be from an emerging country. We consider an "emerging country" to be any country that is: (1) generally recognized to be an emerging or developing country by the international financial community, including the World Bank and the International Finance Corporation; (2) classified by the United Nations as developing; or (3) included in the International Finance Corporation Free Index or the MSCI Emerging Markets Index.

Developing or emerging countries include almost every nation in the world except the United States, Canada, Japan, Australia, New Zealand, and most nations located in Western and Northern Europe. A representative list of the countries where we may invest includes: Argentina, Brazil, Chile, China, Croatia, Czech Republic, Egypt, Estonia, Hungary, India, Indonesia, Israel, Malaysia, Mexico, Panama, Poland, Republic of Korea, Russia, South Africa, Taiwan, Turkey, and Thailand. We may invest in other countries, particularly as markets in other emerging countries develop. In deciding whether a company is from an emerging country, we evaluate publicly available information and question individual companies to determine if the company meets one of the following criteria: (1) the principal trading market for the company's securities is in a country that is emerging; (2) the company is organized under the laws of an emerging market country and has a principal office in an emerging country; or (3) the company derives a majority of its income from operations in emerging countries, even though the company's securities are traded in an established market or in a combination of emerging and established markets.

Currently, investing in many emerging countries is not feasible or may involve significant political risks. We focus investments in emerging countries where we consider the economies to be developing strongly and where the markets are becoming more sophisticated. In deciding where to invest, we emphasize investments that we believe are trading at a discount to intrinsic value. We place particular emphasis on factors such as political reform, economic deregulation, and liberalized trade policy. We strive to apply a disciplined valuation process that allows us to purchase stocks that are selling for less than what we believe their intrinsic value is. In order to determine what we believe a security's intrinsic value is, we evaluate its future income potential, taking into account the impact both currency fluctuations and inflation might have on that income stream. We then analyze what that income would be worth if paid today. That helps us decide what we think the security is worth today. We then compare our determination of the security's value to its current price to determine if it is a good value. We use income as an indicator of value because we believe it allows us to compare securities across different sectors and different countries using one measurement standard. We may be inclined to choose growth-oriented investments if such investments are traded at valuation levels that compare favorably to those of value-oriented investments when measured by the discount to their intrinsic value.

Global real estate securities

In managing the global real estate securities investment sleeve (style) for the Funds, we research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we believe are the best investments for the Funds. We invest in securities issued by U.S. and non-U.S. companies in the real estate and real estate related sectors. A company in the real estate sector (such as a real estate operating or service company) generally derives at least 50% of its revenue from real estate or has at least 50% of its assets in real estate. We will allocate the assets among companies in various regions and countries throughout the world, including the U.S. and developed, developing, and emerging market non-U.S. countries. Therefore, we may at times have a significant investment in real estate companies organized or located outside the U.S. Conversely, under certain market conditions, we may shift more of the investments to U.S. companies. We may invest in securities issued in any currency and may hold foreign currency.

Our investment strategy is based on both a top-down and a bottom-up assessment of countries and specific markets. From a top-down perspective, we consider each region's economy, including current economic conditions, interest rates, job growth, and capital flows. Our bottom-up analysis is based on a relative valuation methodology that is focused on both real estate valuations and security-level research with disciplined portfolio management. Real estate factors that are important to our analysis include supply/demand, vacancy rates, and rental growth in a particular market. This market-by-market research is coupled with an overview of a company's financials, cash flow, dividend growth rates, and management strategy. In addition, we consider selling a security based generally on the following disciplines: a security reaching our targeted price ranges; relative pricing of a security versus other investment opportunities; or a negative change in how we view a security's fundamentals.

Diversified fixed income

In selecting fixed income securities for each Fund, we take a disciplined approach to investing, combining investment strategies and risk management techniques that we believe can help shareholders meet their goals. We analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for the Funds. The fixed income investment sleeve (style) allocates its investments principally among the U.S. Investment Grade, U.S. High Yield, International Developed Markets, and Emerging Markets Sectors.

In managing the assets allocated to the investment grade sector, we will invest principally in debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and by U.S. corporations. The corporate debt obligations in which the Fund may invest include bonds, notes, debentures, and commercial paper of U.S. companies. The U.S. government securities in which we may invest include a variety of securities which are issued or guaranteed as to the payment of principal and interest by the U.S. government, and by various agencies or instrumentalities which have been established or sponsored by the U.S. government. The investment grade sector of the assets may also be invested in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or by government sponsored corporations. Other mortgage-backed securities in which the Fund may invest are issued by certain private, non-government entities. Subject to quality limitations, we may also invest in securities which are backed by assets such as receivables on home equity and credit card loans, automobile, mobile home, recreational vehicle, and other loans, wholesale dealer floor plans, and leases. Securities purchased by the fixed income investment sleeve (style) within this sector will be rated in one of the four highest rating categories or will be unrated securities that we determine are of comparable quality.

In managing the assets allocated to the U.S. High Yield sector, we will invest the assets that are allocated to the domestic high yield sector primarily in those securities having a liberal and consistent yield and those tending to reduce the risk of market fluctuations. We may invest in domestic corporate debt obligations, including notes, which may be convertible or non-convertible, commercial paper, units consisting of bonds with stock or warrants to buy stock, attached debentures, convertible debentures, zero coupon bonds, and pay-in-kind securities. We will invest in both rated and unrated bonds. The rated bonds that we may purchase in this sector will generally be rated BB or lower by Standard & Poor's (S&P) or Fitch, Inc. (Fitch), Ba or lower by Moody's Investors Service, Inc. (Moody's), or similarly rated by another nationally recognized statistical rating organization (NRSRO). Unrated bonds may be more speculative in nature than rated bonds.

In managing the assets allocated to the International Developed Markets sector, we invest primarily in fixed income securities of issuers organized or having a majority of their assets or deriving a majority of their operating income in international developed markets. These fixed income securities may include foreign government securities, debt obligations of foreign companies, and securities issued by supranational entities. A supranational entity is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development. Examples of supranational entities include, among others, the International Bank for Reconstruction and Development (more commonly known as the World Bank), the European Central Bank, the European Investment Bank, the Inter-American Development Bank, and the Asian Development Bank. The International Developed Markets Sector will be subject to certain risks, including, but not limited to, the risk that securities within this sector may be adversely affected by political instability, changes in currency exchange rates, foreign economic conditions, or inadequate regulatory and accounting standards.

In managing the assets allocated to Emerging Markets sector, we may purchase securities of issuers in any foreign country, developed and underdeveloped. These investments may include direct obligations of issuers located in emerging markets countries. As with the International Sector, the fixed income securities in the Emerging Markets Sector may include foreign government securities, debt obligations of foreign companies, and securities issued by supranational entities. In addition to the risks associated with investing in all foreign securities, emerging markets debt is subject to specific risks, particularly those that result from emerging markets generally being less stable, politically and economically, than developed markets. There is substantially less publicly available information about issuers in emerging markets than there is about issuers in developed markets, and the information that is available tends to be of a lesser quality. Also, emerging markets are typically less mature, less liquid, and subject to greater price volatility than are developed markets.

Once we select appropriate investments for each Fund, we continually monitor the market and economic environments and the risk/reward profiles of each asset class. We actively adjust each Fund, striving to meet its investment objective(s).

The Funds' investment objectives are nonfundamental. This means the Board may change an objective without obtaining shareholder approval. If an objective were changed, shareholders would receive at least 60 days' notice before the change becomes effective.

The securities in which the Funds typically invest

Please see the Funds' statement of additional information (SAI) for additional information about certain of the securities described below as well as other securities in which the Funds may invest.

Common stocks

Common stocks are securities that represent shares of ownership in a corporation. Stockholders may participate in a corporation's profits through its distribution of dividends to stockholders, proportionate to the number of shares they own.

How the Funds use them: The Funds focus a portion of their net investments on common stocks.

Corporate bonds

Corporate bonds are debt obligations issued by a corporation.

How the Funds use them: The Funds may invest in corporate bonds rated in one of the four highest categories by an NRSRO (e.g., at least BBB by S&P or Baa by Moody's), or deemed equivalent consistent with their investment objectives and policies. For bonds rated below investment grade, please see High yield fixed income securities below.

High yield fixed income securities (junk bonds)

High yield fixed income securities are debt obligations issued by a corporation and rated lower-than-investment-grade by an NRSRO such as S&P or Moody's. High yield fixed income securities are issued by corporations that have lower credit quality and may have difficulty repaying principal and interest.

How the Funds use them: Delaware Foundation Growth Allocation Fund, the Delaware Foundation Moderate Allocation Fund, and the Delaware Foundation Conservative Allocation Fund may invest in high yield fixed income securities up to 20%, 25%, and 35% of their net assets, respectively.

Emphasis is typically on those rated BB or Ba by an NRSRO. We carefully evaluate an individual company's financial situation, its management, the prospects for its industry, and the technical factors related to its bond offering. Our goal is to identify those companies that we believe will be able to repay their debt obligations in spite of poor ratings. We may invest in unrated bonds if we believe their credit quality is comparable to the rated bonds in which we are permitted to invest. Unrated bonds may be more speculative in nature than rated bonds.

Convertible securities

Convertible securities are usually preferred stocks or corporate bonds that can be exchanged for a set number of shares of common stock at a predetermined price. These securities offer higher appreciation potential than nonconvertible bonds and greater income potential than nonconvertible preferred stocks.

How the Funds use them: The Funds may invest a portion of their assets in convertible securities in any industry consistent with their investment objectives and policies.

Mortgage-backed securities

Mortgage-backed securities are fixed income securities that represent pools of mortgages, with investors receiving principal and interest payments as the underlying mortgage loans are paid back. Many are issued and guaranteed against default by the U.S. government or its agencies or instrumentalities, such as the Federal Home Loan Mortgage Corporation, Fannie Mae, and the Government National Mortgage Association. Others are issued by private financial institutions, with some fully collateralized by certificates issued or guaranteed by the U.S. government or its agencies or instrumentalities.

How the Funds use them: Each of the Funds may invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities or by government sponsored corporations consistent with their investment objectives and policies.

Collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs)

CMOs are privately issued mortgage-backed bonds whose underlying value is the mortgages that are collected into different pools according to their maturity. They are issued by U.S. government agencies and private issuers. REMICs are privately issued mortgage-backed bonds whose underlying value is a fixed pool of mortgages secured by an interest in real property. Like CMOs, REMICs offer different pools according to the underlying mortgages' maturities.

How the Funds use them: The Funds may invest in CMOs and REMICs consistent with their investment objectives and policies. Illiquid stripped mortgage securities together with any other illiquid investments will not exceed each Fund's limit on illiquid securities. In addition, subject to certain quality and collateral limitations, Delaware Foundation Growth Allocation Fund, Delaware Foundation Moderate Allocation Fund, and Delaware Foundation Conservative Allocation Fund may invest up 5%, 10%, and 15% of net assets, respectively in CMOs and REMICs issued by private entities that are not collateralized by securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities.

Asset-backed securities

Asset-backed securities are bonds or notes backed by accounts receivable, including home equity, automobile, or credit loans.

How the Funds use them: Each of the Funds may invest in asset-backed securities rated in one of the four highest rating categories by an NRSRO consistent with their investment objectives and policies.

Real estate investment trusts (REITs)

REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

How the Funds use them:  Each of the Funds may invest in shares of REITs consistent with their investment objectives and policies.

U.S. government securities

Direct U.S. obligations include bills, notes and bonds, as well as other debt securities, issued by the U.S. Treasury, and securities of U.S. government agencies or instrumentalities. U.S. Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the "full faith and credit" of the United States, investors in such securities look principally to the agency or instrumentality issuing or guaranteeing the obligation for the ultimate repayment.

How the Funds use them: Each of the Funds may invest in U.S. government securities for temporary purposes or otherwise, as is consistent with their investment objectives and policies.

Foreign securities

Foreign corporate equity securities include those securities issued by companies: (i) whose principal securities trading markets are outside the U.S.; (ii) that derive 50% or more of their total revenue from either goods or services produced or sales made in markets outside the U.S.; (iii) that generate 50% or more of their operating income outside the U.S.; (iv) that have 50% or more of their assets outside the U.S.; (v) that are linked to non-U.S. dollar currencies; or (vi) that are organized under the laws of, or with principal offices in, a country other than the U.S. We may invest in securities issued in any currency and may hold foreign currencies. Securities of issuers within a given country may be denominated in the currency of another country.

How the Funds use them: Each of the Funds may invest in equity and debt securities issued by foreign companies and debt securities issued by foreign governments consistent with its investment objectives and policies.

Repurchase agreements

A repurchase agreement is an agreement between a buyer of securities, such as a fund, and a seller of securities, in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed-upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

How the Funds use them: The Funds may use repurchase agreements as short-term investments for their cash positions or for temporary defensive purposes. In order to enter into these repurchase agreements, the Funds must have collateral of at least 102% of the repurchase price. We will only enter into repurchase agreements in which the collateral is comprised of U.S. government securities. In the Manager's discretion, the Funds may invest overnight cash balances in short-term discount notes issued or guaranteed by the U.S. government, its agencies or instrumentalities or government-sponsored corporations.

Restricted securities

Restricted securities are privately placed securities whose resale is restricted under U.S. securities laws.

How the Funds use them: Each Fund may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, commonly known as "Rule 144A Securities." Restricted securities that are determined to be illiquid may not exceed a Fund's limit on investments in illiquid securities.

Illiquid securities

Illiquid securities are securities that do not have a ready market and cannot be readily sold within seven days at approximately the price at which a fund has valued them.

How the Funds use them: Each Fund may invest up to 15% of its net assets in illiquid securities.

Short-term debt or money market instruments

Short-term debt or money market instruments are very short-term debt securities generally considered to be equivalent to cash.

How the Funds use them: Each Fund may invest in these instruments either as a means to achieve its investment objective or, more commonly, as temporary defensive investments or pending investment in the Fund's principal investment securities. When investing all or a significant portion of a Fund's assets in these instruments, a Fund may not be able to achieve its investment objective.

Time deposits

Time deposits are nonnegotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate.

How the Funds use them:  The Funds will not purchase time deposits maturing in more than seven days, and time deposits maturing from two business days through seven calendar days will not exceed 15% of the total assets of each of the Funds.

When-issued and delayed-delivery securities

In these transactions, instruments are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. The payment obligations and the interest rates that will be received are each fixed at the time a fund enters into the commitment and no interest accrues to a fund until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.

How the Funds use them:  Each Fund may purchase securities on a when-issued or delayed-delivery basis. Each Fund may not enter into when-issued commitments exceeding, in the aggregate, 15% of the market value of its total assets less liabilities other than the obligations created by these commitments. Each Fund will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Securities lending transactions

These transactions involve the loan of securities owned by a fund to qualified dealers and investors for their use relating to short-sales or other securities transactions. These transactions may generate additional income for a fund.

How the Funds use them:  Each Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors.

Zero coupon and pay-in-kind bonds

Zero coupon bonds are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest, and therefore are issued and traded at a discount from their face amounts or par value. Pay-in-kind (PIK) bonds pay interest through the issuance to holders of additional securities.

How the Funds use them: The Funds may invest in fixed income securities, including zero coupon bonds and PIK Bonds, consistent with the Funds' investment objectives and policies.

American depositary receipts (ADRs), European depositary receipts (EDRs), and global depositary receipts (GDRs)

ADRs are receipts issued by a U.S. depositary (usually a U.S. bank) and EDRs and GDRs are receipts issued by a depositary outside of the U.S. (usually a non-U.S. bank or trust company or a foreign branch of a U.S. bank). Depositary receipts represent an ownership interest in an underlying security that is held by the depositary. Generally, the underlying security represented by an ADR is issued by a foreign issuer and the underlying security represented by an EDR or GDR may be issued by a foreign or U.S. issuer. Sponsored depositary receipts are issued jointly by the issuer of the underlying security and the depositary, and unsponsored depositary receipts are issued by the depositary without the participation of the issuer of the underlying security. Generally, the holder of the depositary receipt is entitled to all payments of interest, dividends, or capital gains that are made on the underlying security.

How the Funds use them: The Funds may invest in sponsored and unsponsored ADRs. Such ADRs that the Funds may invest in will be those that are actively traded in the U.S. In conjunction with the Funds' investments in foreign securities, we may also invest in sponsored and unsponsored EDRs and GDRs.

To determine whether to purchase a security in a foreign market or through a depositary receipt, we evaluate the price levels, the transaction costs, taxes and administrative costs, or other relevant factors involved with each security to try to identify the most efficient choice.

Brady bonds

Brady Bonds are debt securities issued under the framework of the Brady Plan, an initiative announced by U.S. Treasury Secretary Nicholas F. Brady in 1989, as a mechanism for debtor nations to restructure their outstanding external indebtedness (generally, commercial bank debt).

How the Funds use them: The Funds may invest in Brady Bonds consistent with their respective investment objective(s). We believe that economic reforms undertaken by countries in connection with the issuance of Brady Bonds may make the debt of countries that have issued or have announced plans to issue Brady Bonds a viable opportunity for investment.

Futures and options

Futures contracts are agreements for the purchase or sale of a security or a group of securities at a specified price, on a specified date. Unlike purchasing an option, a futures contract must be executed unless it is sold before the settlement date.

Options represent a right to buy or sell a swap agreement or a security or a group of securities at an agreed-upon price at a future date. The purchaser of an option may or may not choose to go through with the transaction. The seller of an option, however, must go through with the transaction if its purchaser exercises the option.

Certain options and futures may be considered derivative securities.

How the Fund uses them: The Funds may invest in futures, options, and closing transactions related thereto. These activities will be entered into for hedging purposes and to facilitate the ability to quickly deploy into the market a Fund's cash, short-term debt securities, and other money market instruments at times when the Fund's assets are not fully invested. Each Fund may only enter into these transactions for hedging purposes if it is consistent with its respective investment objective(s) and policies. A Fund may not engage in such transactions to the extent that obligations resulting from these activities, in the aggregate, exceed 25% of its assets. In addition, we may enter into futures contracts, purchase or sell options on futures contracts, trade in options on foreign currencies, and enter into closing transactions with respect to such activities to hedge or "cross hedge" the currency risks associated with their investments.

The Funds have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA) and, therefore, are not subject to registration or regulation as a commodity pool operator under the CEA.

Foreign currency transactions

A fund may invest in securities of foreign issuers and may hold foreign currency. In addition, a fund may enter into contracts to purchase or sell foreign currencies at a future date (a "forward foreign currency" contract or "forward" contract). A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract.

How the Funds use them:  Although the Funds value their assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. Each Fund may, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations. A Fund may also enter into forward contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated.

Interest rate swaps, index swaps, and credit default swap agreements

In an interest rate swap, a fund receives payments from another party based on a floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with a fund receiving payments based on a fixed interest rate and making payments based on a floating interest rate.

In an index swap, a fund receives gains or incurs losses based on the total return of an index, in exchange for making fixed or floating rate interest payments to another party. An index swap can also work in reverse with a fund receiving interest payments from another party in exchange for movements in the total return of a specified index.

In a credit default swap, a fund may transfer the financial risk of a credit event occurring (such as a bond default, bankruptcy, or restructuring) on a particular security or basket of securities to another party by paying that party a periodic premium; likewise, a fund may assume the financial risk of a credit event occurring on a particular security or basket of securities in exchange for receiving premium payments from another party.

Interest rate swaps, index swaps, and credit default swaps may be considered illiquid.

How the Funds use them: We may use interest rate swaps to adjust the Funds' sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that these Funds invest in, such as the corporate bond market. We may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to a Fund on favorable terms. The Funds may enter into credit default swaps in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets. If a Fund has any financial obligation under a swap agreement, it will designate cash and liquid assets sufficient to cover the obligation and will value the designated assets daily as long as the obligation is outstanding.

Investment company securities

Any investments in investment company securities will be limited by the Investment Company Act of 1940, as amended (1940 Act) and would involve a payment of the pro rata portion of their expenses, including advisory fees, of such other investment companies. Under the current 1940 Act limitations, a fund may not: (i) own more than 3% of the voting stock of another investment company; (ii) invest more than 5% of a fund's total assets in the shares of any one investment company; or (iii) invest more than 10% of a fund's total assets in shares of other investment companies. These percentage limitations also apply to a fund's investment in an unregistered investment company.

How the Funds use them: All of the Funds may invest in investment companies to the extent that it helps them achieve their investment objective(s).

Equity linked securities

Privately issued derivative securities which have a return component based on the performance of a single security, a basket of securities, or an index.

How the Funds use them:   We may invest up to 10% of each Fund's net assets in equity linked securities. Equity linked securities may be considered illiquid and are subject to each Fund's limitation on illiquid securities. In some instances, investments in equity linked securities may also be subject to each Fund's limitation on investments in investment companies.

Bank loans

Bank loans represent an interest in a loan or other direct indebtedness, such as an assignment, that entitles the acquiring of such interest to payments of interest, principal and/or other amounts due under the structure of the loan or other direct indebtedness. In addition to being structured as secured or unsecured loans, such investments could be structured as novations or assignments or represent trade or other claims owed by a company to a supplier.

How the Funds use them: The Funds may invest in bank loans that meet the credit standards established by the Fund managers. The Fund managers perform their own independent credit analysis on each borrower and on the collateral securing each loan. The Fund managers consider the nature of the industry in which the borrower operates, the nature of the borrower's assets, and the general quality and creditworthiness of the borrower. Each Fund may invest in bank loans in order to enhance total return, to effect diversification, or to earn additional income. A Fund will not use bank loans for reasons inconsistent with its investment objective(s).

Other investment strategies

Borrowing from banks

Each Fund may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. The Funds will be required to pay interest to the lending banks on the amounts borrowed. As a result, borrowing money could result in the Funds being unable to meet their investment objectives.

Initial public offerings (IPOs)

Under certain market conditions, a Fund may invest in companies at the time of their IPO. Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs may be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

Temporary defensive positions

In response to unfavorable market conditions, we may make temporary investments in cash or cash equivalents or other high-quality, short-term instruments.  These investments may not be consistent with a Fund's investment objective.  To the extent that a Fund holds such instruments, it may be unable to achieve its investment objective.

The risks of investing in the Funds

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund, you should carefully evaluate the risks. Because of the nature of the Fund, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. The table below describes the principal risks you assume when investing in the Fund. Please see the SAI for a further discussion of these risks and other risks not discussed here.

Market risk

Market risk is the risk that securities or industries in a certain market—such as the stock or bond market—will decline in value because of economic conditions, future expectations, or investor confidence.

How the Funds strive to manage it: The value of each Fund's holdings, whether equity or fixed income in orientation, fluctuates in response to events affecting markets. In a declining market environment, the value of the Funds' securities will generally decline as well. We maintain a long-term approach and focus on securities that we believe can continue to provide returns over an extended period of time regardless of these interim market fluctuations. Generally, we do not try to predict overall market movements or trade for short-term purposes.

Each Fund may hold a substantial part of its assets in cash or cash equivalents as a temporary, defensive strategy.

Industry and security risks

Industry risk is the risk that the value of securities in a particular industry (such as financial services or manufacturing) will decline because of changing expectations for the performance of that industry.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond (due to situations that could range from decreased sales to events such as a pending merger or actual or threatened bankruptcy).

How the Funds strive to manage them: The Funds are subject to these risks. The Funds generally hold a number of different securities spread across various sectors. We also follow a rigorous selection process before choosing securities and continually monitor them while they remain invested. This combined with the fact that the Funds are well diversified over several assets classes, typically representing different investment styles, should help to reduce industry and security risk.

Small company risk

The Fund maintains a diversified combination of securities issued by large and small companies, selects stocks carefully, and monitors them continually. In determining the asset allocation for the Fund, the Manager will evaluate the current risk and reward potential of small-cap stocks and make allocation decisions accordingly. The Fund will have moderate exposure to this risk.

How the Fund strive to manage it: The Funds maintain well-diversified Funds, in which we select stocks carefully and monitor them continually. In determining the asset allocation for the Funds, we will evaluate the current risk and reward potential of small-cap stocks and make allocation decisions accordingly.

Delaware Foundation Growth Allocation Fund will generally have significant exposure to this risk, due to its greater emphasis on equities. Delaware Foundation Moderate Allocation Fund and Delaware Foundation Equity Fund will have moderate exposure to this risk. Delaware Foundation Conservative Allocation Fund will generally have less exposure to this risk due to its reduced emphasis on equity securities.

Interest rate risk

Interest rate risk is the risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

How the Funds strive to manage it: The Funds, especially those that invest significantly in fixed income securities, are subject to various interest rate risks depending upon their investment objectives and policies. We cannot eliminate those risks, but we do try to address them by monitoring economic conditions, especially interest rate trends and their potential impact on the Funds. The Funds do not try to increase returns on their investments in debt securities by predicting and aggressively capitalizing on interest rate movements.

Delaware Foundation Equity Fund will generally have less exposure to this risk due to its lesser emphasis on fixed income securities.  Delaware Foundation Growth Allocation Fund and Delaware Foundation Moderate Allocation Fund will generally have moderate exposure to this risk. For Delaware Foundation Conservative Allocation Fund, this is a significant risk due to its substantial allocation to fixed income securities.

Credit risk

Credit risk is the risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value, which would impact a fund's performance.

Investing in so-called "junk" or "high yield" bonds entails the risk of principal loss, which may be greater than the risk involved in investment grade bonds. High yield bonds are sometimes issued by companies whose earnings at the time of issuance are less than the projected debt service on the junk bonds.

Investment by a fund in defaulted securities poses additional risk of loss should nonpayment of principal and interest continue in respect of such securities. Even if such securities are held to maturity, recovery by a fund of its initial investment and any anticipated income or appreciation will be uncertain. A fund also may incur additional expenses in seeking recovery on defaulted securities. Defaulted securities may be considered illiquid.

How the Funds strives to manage it: Each of the Funds investing in fixed income securities is subject to some degree of credit risk. This is less substantial for high-quality, government-oriented securities and more significant for securities that invest in lower quality bonds.

Our careful, credit-oriented bond selection and our commitment to hold a diversified selection of high yield bonds are designed to manage this risk.

It is likely that protracted periods of economic uncertainty would cause increased volatility in the market prices of high yield bonds, an increase in the number of high yield bond defaults, and corresponding volatility in the Fund's NAV.

Our holdings of high-quality, investment grade bonds are less subject to credit risk and may help to balance any credit problems experienced by individual high yield bond issuers or foreign issuers.

When selecting dealers with whom we would make interest rate or index swap agreements, we focus on those with high-quality ratings and do careful credit analysis before investing.

For Delaware Foundation Growth Allocation Fund and Delaware Foundation Equity Fund, this is a less significant risk due to their reduced emphasis on fixed income securities. For Delaware Foundation Moderate Allocation Fund, this is a moderate risk. Though it probably will invest in high yield fixed income securities, these holdings may be balanced by an allocation to U.S. equity securities or higher-quality bonds. For Delaware Foundation Conservative Allocation Fund, this may be a significant risk because the Fund may have a substantial allocation to high yield fixed income securities.

Prepayment risk

Prepayment risk is the risk that homeowners will prepay mortgages during periods of low interest rates, forcing a fund to reinvest its money at interest rates that might be lower than those on the prepaid mortgage. Prepayment risk may also affect other types of debt securities, but generally to a lesser extent than mortgage securities.

How the Funds strives to manage it: Prepayment risk can be a significant risk to fixed income securities that have a large percentage of holdings in mortgage securities. In order to manage this risk, when we think interest rates are low, or that rates will be declining, we will typically look for mortgage securities that we believe are less likely to be prepaid. The Funds will be more or less subject to this risk depending on how much they have allocated to fixed income mortgage securities.

For Delaware Foundation Growth Allocation Fund, there is low exposure to this risk due to a reduced emphasis on the fixed income asset class. For Delaware Foundation Moderate Allocation Fund, there is relatively low exposure to this risk, due to its balanced approach and allocation to equity securities. For Delaware Foundation Conservative Allocation Fund, this could be a significant risk due to its greater focus on the fixed income asset class.

Futures and options risk

Futures and options risk is the possibility that a fund may experience a significant loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the portfolio manager anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss to a fund from using the strategy.

How the Funds strive to manage it: Each of the Funds may use options and futures for defensive purposes, such as to protect gains in the fund without actually selling a security, or to gain exposure to a particular market segment without purchasing individual securities in the segment.

Foreign risk

Foreign risk is the risk that foreign securities may be adversely affected by political instability, changes in currency exchange rates, foreign economic or government conditions, increased transaction costs, or inadequate regulatory and accounting standards.

How the Funds strive to manage it: Holding both international and domestic securities in a well-allocated fund may actually help to reduce overall fund risk since these types of securities may experience different performance cycles.

We attempt to reduce the risks presented by such investments by conducting world wide fundamental research, including country visits. In addition, we monitor current economic and market conditions and trends, the political and regulatory environment, and the value of currencies in different countries in an effort to identify the most attractive countries and securities. Additionally, when currencies appear significantly overvalued compared to average real exchange rates, we may hedge exposure to those currencies for defensive purposes.

Delaware Foundation Growth Allocation Fund will generally have significant exposure to this risk, since international holdings may range from 15% to 70% of net assets. Delaware Foundation Equity Fund will generally have significant exposure to this risk, since international holdings may range from 20% to 70% of net assets.  Delaware Foundation Moderate Allocation Fund will generally have significant exposure to this risk, since international holdings may range from 10% to 60% of net assets. Delaware Foundation Conservative Allocation Fund has moderate exposure to this risk because international holdings may range from 5% to 50% of net assets.

Emerging markets risk

Emerging markets risk is the possibility that the risks associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, in many emerging markets there is substantially less publicly available information about issuers and the information that is available tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets, which are subject to less government regulation or supervision, may also be smaller, less liquid, and subject to greater price volatility.

How the Funds strive to manage it: We carefully select securities within emerging markets and strive to consider all relevant risks associated with an individual company. We cannot eliminate these risks but will attempt to reduce these risks through portfolio diversification, credit analysis, and attention to trends in the economy, industries, and financial markets, and other relevant factors.

Delaware Foundation Growth Allocation Fund has moderate exposure to this risk, since emerging market holdings may range from 0% to 20% of its net assets. Delaware Foundation Equity Fund has moderate exposure to this risk, since emerging market holdings may range from 0% to 25% of net assets.  Delaware Foundation Moderate Allocation Fund has moderate exposure to this risk, since emerging market holdings may range from 0% to 15% of its net assets. Delaware Foundation Conservative Allocation Fund has low exposure to this risk because emerging market holdings are limited to 10% of its net assets.

Currency risk

Currency risk is the risk that the value of a fund's investments may be negatively affected by changes in foreign currency exchange rates. Adverse changes in exchange rates may reduce or eliminate any gains produced by investments that are denominated in foreign currencies and may increase any losses.

How the Funds strive to manage it: Each of the Funds is subject to this risk and may try to hedge currency risk by purchasing foreign currency exchange contracts. By agreeing to purchase or sell foreign securities at a pre-set price on a future date, the Funds strive to protect the value of the securities they own from future changes in currency rates.

Delaware Foundation Growth Allocation Fund will generally have significant exposure to this risk, because international holdings may range from 15% to 70% of its net assets.  Delaware Foundation Equity Fund will generally have significant exposure to this risk, since international holdings may range from 20% to 70% of net assets.  Delaware Foundation Moderate Allocation Fund will generally have significant exposure to this risk, since international holdings may range from 10% to 60% of its net assets. Delaware Foundation Conservative Allocation Fund has moderate exposure to this risk because international holdings may range from 5% to 50% of its net assets.

Liquidity risk

Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

How the Funds strive to manage it: Each Fund limits the percentage of its assets that can be invested in illiquid securities.

Zero coupon and pay-in-kind bonds

Zero coupon and pay-in-kind (PIK) bonds are generally considered to be more interest sensitive than income-bearing bonds, to be more speculative than interest-bearing bonds, and to have certain tax consequences which could, under certain circumstances, be adverse to a fund. For example, a fund accrues, and is required to distribute to shareholders, income on its zero coupon bonds. However, a fund may not receive the cash associated with this income until the bonds are sold or mature. If a fund does not have sufficient cash to make the required distribution of accrued income, the Fund could be required to sell other securities in its portfolio or to borrow to generate the cash required.

How the Funds strive to manage the risk: The Funds may invest in zero coupon and pay-in-kind bonds to the extent consistent with each Fund's investment objective(s). We cannot eliminate the risks of zero coupon bonds, but we do try to address them by monitoring economic conditions, especially interest rate trends and their potential impact on the Funds.

Transaction costs risk

Transaction costs risk is the risk that the costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

How the Funds strive to manage it:  The Funds are subject to transaction costs risk to the extent that their objective(s) and policies permit them to invest, and they actually do invest, in foreign securities. We strive to monitor transaction costs and to choose an efficient trading strategy for the Funds.

Valuation risk

A less liquid secondary market as described above can make it more difficult to obtain precise valuations of the high-yield securities in its portfolio. During periods of reduced liquidity, judgment plays a greater role in valuing high-yield securities.

How the Funds strive to manage it: We will strive to manage this risk by carefully evaluating individual bonds and by limiting the amount of each Fund's assets that can be allocated to privately placed high yield securities.

Government and regulatory risks

The U.S. Congress has, from time to time, taken or considered legislative actions that could adversely affect the high yield bond market. For example, Congressional legislation has, with some exceptions, generally prohibited federally insured savings and loan institutions from investing in high yield securities. Regulatory actions have also affected the high yield market. Similar actions in the future could reduce liquidity for high yield securities, reduce the number of new high yield securities being issued, and make it more difficult for a Fund to attain its investment objective.

How the Funds strive to manage it: We monitor the status of regulatory and legislative proposals to evaluate any possible effects they might have on each Fund.

Derivatives risk

Derivatives risk is the possibility that a fund may experience a significant loss if it employs a derivatives strategy (including a strategy involving swaps such as interest rate swaps, index swaps, and credit default swaps) related to a security or a securities index and that security or index moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transaction depends on the willingness and ability of the counterparty to fulfill its contractual obligations. Derivatives also involve additional expenses, which could reduce any benefit or increase any loss to a fund from using the strategy.

How the Funds strive to manage it: We will use derivatives for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, to neutralize the impact of interest rate changes, to increase diversification, or to earn additional income.

Loans and other indebtedness risk

The risk that a fund will not receive payment of principal, interest and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer a fund more protection than an unsecured loan in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by a fund may involve revolving credit facilities or other standby financing commitments which obligate a fund to pay additional cash on a certain date or on demand. These commitments may require a fund to increase its investment in a company at a time when that fund might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that a fund is committed to advance additional funds, it will at all times hold and maintain cash or other high-grade debt obligations in an amount sufficient to meet such commitments.

As a fund may be required to rely upon another lending institution to collect and pass onto the fund amounts payable with respect to the loan and to enforce the fund's rights under the loan and other direct indebtedness, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the fund from receiving such amounts. The highly leveraged nature of many such loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the fund.

How the Funds strive to manage it: These risks may not be completely eliminated, but we will attempt to reduce these risks through portfolio diversification, credit analysis, and attention to trends in the economy, industries, and financial markets. Should we determine that any of these securities are illiquid, these would be subject to the Funds' restriction on illiquid securities.  The Delaware Foundation Equity Fund will generally have less exposure to this risk due to its reduced emphasis on fixed income securities.

Foreign government and supranational securities risk

Foreign government and supranational securities risk relate to the ability of a foreign government or government related issuer to make timely payments on its external debt obligations.

This ability to make payments will be strongly influenced by the issuer's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates, and the extent of its foreign reserves.

How the Funds strive to manage it: We are subject to this risk with respect to a Fund's debt investments and will attempt to limit this risk by performing credit analysis on the issuer of each security purchased. We also attempt to reduce this risk by limiting the portion of net assets that may be invested in these securities.

We also compare the risk-reward potential of foreign government securities being considered to that offered by equity securities to determine whether to allocate assets to equity or fixed income investments.

High yield, high-risk foreign fixed income securities risk

The economy and interest rates may affect these high yield, high-risk securities differently than they affect other securities. Prices have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or a substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. Changes by recognized rating agencies in their rating of any such security and in the ability of the issuer to make payments of interest and principal will also ordinarily have a more dramatic effect on the values of these investments than on the values of higher-rated securities. Consequently, these changes will affect a fund's net asset value (NAV) per share.

How the Funds strive to manage it: We intend to limit the Funds' investment in any single lower-rated bond, which can help to reduce the effect of an individual default on the Funds. We also intend to limit the Funds' overall holdings of bonds in this category. Such limitations may not protect the Funds from widespread bond defaults brought about by a sustained economic downturn or from price declines that might result from changes in the quality ratings of individual bonds.

Real estate industry risk

Real estate industry risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates. REITs are subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code, as amended (Code), or other similar statute in non-U.S. countries and/or to maintain exemptions from the Investment Company Act of 1940, as amended (1940 Act).

How the Funds strive to manage it:  To the extent we invest in REITs, we are subject to the risks associated with the real estate industry. Investors should carefully consider these risks before investing in the Funds.

Political risk

Political risk is the risk that countries or an entire region may experience political instability. This may cause greater fluctuation in the value and liquidity of investments due to changes in currency exchange rates, governmental seizures, or nationalization of assets.

How the Fund strives to manage it: We evaluate the political situations in the countries where we invest and take into account any potential risks before we select securities for a Fund. However, there is no way to eliminate political risk when investing internationally. In emerging markets, political risk is typically more likely to affect the economy and share prices than in developed markets.

Information risk

Information risk is the risk that foreign companies may be subject to different accounting, auditing, and financial reporting standards than U.S. companies. There may be less information available about foreign issuers than domestic issuers. Furthermore, regulatory oversight of foreign issuers may be less stringent or less consistently applied than in the U.S.

How the Funds strive to manage it:  We conduct fundamental research on the companies that we invest in rather than relying solely on information available through financial reporting. As part of our worldwide research process, we emphasize company visits. We believe this will help us to better uncover any potential weaknesses in individual companies.

Inefficient market risk

Inefficient market risk is the risk that foreign markets may be less liquid, have greater price volatility, less regulation, and higher transaction costs than U.S. markets.

How the Funds strive to manage it:  We will attempt to reduce these risks by investing in a number of different countries, noting trends in the economy, industries, and financial markets.

Counterparty risk

If a fund enters into a derivative contract (such as a swap, futures, or options contract) or a repurchase agreement, it will be subject to the risk that the counterparty to such a contract or agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization). As a result, the fund may experience significant delays in obtaining any recovery, may only obtain a limited recovery, or may obtain no recovery at all.

How the Funds strive to manage it: We try to minimize this risk by considering the creditworthiness of all parties before we enter into transactions with them. The Funds will hold collateral from counterparties consistent with applicable regulations.

Disclosure of portfolio holdings information

A description of the Funds' policies and procedures with respect to the disclosure of their portfolio securities is available in the SAI.

Who manages the Funds

Investment manager

The Manager is a series of Delaware Management Business Trust, which is a subsidiary of Delaware Management Holdings, Inc. (DMHI). DMHI is a wholly owned subsidiary of Macquarie Group Ltd. The Manager makes investment decisions for the Funds, manages the Funds' business affairs, and provides daily administrative services. The Manager makes investment decisions for the Funds, manages the Funds' business affairs, and provides daily administrative services. Prior to September 24, 2008, the Delaware Foundation® Growth Allocation, Delaware Foundation Moderate Allocation, and Delaware Foundation Conservative Allocation Funds invested primarily in other Delaware Investments® Funds and the Manager managed each Fund's assets by allocating them among various Delaware Investments Funds. The management services provided through September 23, 2008 included monitoring the Delaware Investments Funds in order to determine whether they were investing their assets in a manner that was consistent with the asset classes targeted for investment by each Fund. The Manager also oversaw the Funds' direct investment in securities, managed the Funds' business affairs, and provided daily administrative services. For its services, the Manager was paid an aggregate fee, net of waivers, of 0.00%, 0.16%, 0.46%, and 0.28% of average daily net assets during the last fiscal year for the Delaware Foundation Equity Fund, Delaware Foundation Growth Allocation Fund, Delaware Foundation Moderate Allocation Fund, and Delaware Foundation Conservative Allocation Fund, respectively.

A discussion of the basis for the Board's approval of the Funds' investment advisory contract is available in the Funds' annual report to shareholders for the period ended September 30, 2010.

Portfolio managers

Michael J. Hogan assumed primary responsibility for making day-to-day investment decisions for the Funds in June 2007 (except for Delaware Foundation Equity Fund, which was launched in August 2009 and for which he also has had primary responsibility and made the day-to-day investment decisions since that date). When making investment decisions for each Fund, Mr. Hogan regularly consults with Paul Grillo, Sharon Hill, Francis X. Morris, and Babak Zenouzi. The portfolio managers also consult with the Manager's Core, Growth, Value, International, Emerging Markets, and Fixed Income Investment teams.

Michael J. Hogan, CFA,Executive Vice President, Head of Equity Investments
 Michael J. Hogan joined Delaware Investments in April 2007 to lead the firm's equity group, which comprises nine independent investment teams spanning a wide range of equity mandates. Hogan also heads the firm's asset allocation committee, which is responsible for building and managing multi-asset class portfolios. Prior to joining Delaware Investments, he spent 11 years at SEI, most recently as managing director and global head of equity. Earlier in his career at SEI, Hogan was a member of the firm's Global Asset Allocation team, director of the International and Emerging Markets Equity team, and head of the U.S. Equity team. He also worked as an economist and strategist for PNC Asset Management. Hogan started his career at Wharton Econometrics Forecasting Associates. He graduated from the University of Delaware with a bachelor's degree, and earned a master's degree in economics from the same university. He is currently on the board of directors for the Institute for Quantitative Research in Finance (The Q-Group) and is past president of the Philadelphia Council for Business Economics. Hogan is a member of the CFA Institute and the CFA Society of Philadelphia.

Paul Grillo, CFA,Senior Vice President, Co-Chief Investment Officer — Total Return Fixed Income Strategy
 Paul Grillo is a member of the firm's taxable fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. He is also a member of the firm's asset allocation committee, which is responsible for building and managing multi-asset class portfolios. He joined Delaware Investments in 1992 as a mortgage-backed and asset-backed securities analyst, assuming portfolio management responsibilities in the mid-1990s. Grillo serves as co-lead portfolio manager for the firm's Diversified Income products and has been influential in the growth and distribution of the firm's multisector strategies. Prior to joining Delaware Investments, Grillo served as a mortgage strategist and trader at Dreyfus Corporation. He also worked as a mortgage strategist and portfolio manager at Chemical Investment Group and as a financial analyst at Chemical Bank. Grillo holds a bachelor's degree in business management from North Carolina State University and an MBA with a concentration in finance from Pace University.

Sharon Hill, Ph.D.,Senior Vice President, Head of Equity Quantitative Research and Analytics
Dr. Sharon Hill heads the firm's equity quantitative research team and is a member of the firm's five-person asset allocation committee, which is responsible for building and managing multi-asset class portfolios. She is also the portfolio manager for the international growth style in the firm's four multi-asset class portfolios, and for an institutional global equity portfolio. Dr. Hill joined Delaware Investments in 2000 as a senior programmer/analyst within the IT department, and then moved to the equity group as a quantitative analyst before assuming her current position. Before joining the firm, she worked as a professor of mathematics at Rowan University, and as a software developer for Bloomberg where she focused on fixed income applications. Dr. Hill holds a bachelor's degree, with honors, in mathematics from the City University of New York at Brooklyn College, as well as a master's degree and Ph.D. in mathematics from the University of Connecticut. Her academic publications include work on water waves and complex spring systems. She is a member of the Society of Quantitative Analysts. She is also a member of the program committee of the Journal of Investment Management.

Francis X. Morris, Senior Vice President, Chief Investment Officer — Core Equity
Francis X. Morris joined Delaware Investments in 1997 as a vice president and portfolio manager, and is currently the chief investment officer for Core Equity investments. He is also a member of the firm's asset allocation committee, which is responsible for building and managing multi-asset class portfolios. Prior to joining the firm, Morris served as vice president and director of equity research at PNC Asset Management. He received a bachelor's degree from Providence College and holds an MBA from Widener University. Morris is a past president of the CFA Society of Philadelphia and is a member of the CFA Institute. In addition, he is a former officer of the National Association of Petroleum Investment Analysts.

Babak "Bob" Zenouzi,Senior Vice President, Chief Investment Officer - REIT Equity
Bob Zenouzi is the lead manager for the domestic and global REIT effort at Delaware Investments, which includes the team, its process, and its institutional and retail products, which he created during his prior time with the firm. He also focuses on opportunities in Japan, Singapore, and Malaysia for the firm's global REIT product. Additionally, he serves as lead portfolio manager for the firm's Dividend Income products, which he helped to create in the 1990s. He is also a member of the firm's asset allocation committee, which is responsible for building and managing multi-asset class portfolios. He rejoined Delaware Investments in May 2006 as senior portfolio manager and head of real estate securities. In his first term with the firm, he spent seven years as an analyst and portfolio manager, leaving in 1999 to work at Chartwell Investment Partners, where from 1999 to 2006 he was a partner and senior portfolio manager on Chartwell's Small-Cap Value portfolio. He began his career with The Boston Company, where he held several positions in accounting and financial analysis. Zenouzi earned a master's degree in finance from Boston College and a bachelor's degree from Babson College. He is a member of the National Association of Real Estate Investment Trusts and the Urban Land Institute.

The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of Fund shares.

Manager of managers structure

The Funds and the Manager have received an exemptive order from the U.S. Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Funds without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Funds' Board, for overseeing the Funds' sub-advisors and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Funds or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Funds, the Manager may, in the future, recommend to the Funds' Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Funds' portfolios.

The Manager of Managers Structure enables the Funds to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Funds without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

Who's who

Board of trustees: A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the fund's service providers. The Funds rely on certain exemptive rules adopted by the SEC that require the board of trustees to be composed of a majority of trustees independent of a fund's investment manager and distributor.

Investment manager: An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs and the fee the manager is entitled to receive.

Portfolio managers: Portfolio managers make investment decisions for individual portfolios.

Distributor: Most mutual funds continuously offer new shares to the public through distributors that are regulated as broker/dealers and are subject to the Financial Industry Regulatory Authority (FINRA) rules governing mutual fund sales practices.

Service agent: Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains, and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Custodian: Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian that segregates fund securities from other bank assets.

Financial advisors: Financial advisors provide advice to their clients. They are associated with securities broker/dealers who have entered into selling and/or service arrangements with the distributor. Selling broker/dealers and financial advisors are compensated for their services generally through sales commissions, and through 12b-1 fees and/or service fees deducted from a fund's assets.

Shareholders: Mutual fund shareholders have specific voting rights on matters such as material changes in the terms of a fund's management contract and changes to fundamental investment policies.

About your account

Investing in the Funds

Institutional Class shares are available for purchase only by the following:

  retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover IRAs from such plans;

  tax-exempt employee benefit plans of the Manager or its affiliates and of securities dealer firms with a selling agreement with the Distributor;

  institutional advisory accounts (including mutual funds) managed by the Manager or its affiliates, as well as the clients' affiliates, and their corporate sponsors, subsidiaries, related employee benefit plans, and rollover IRAs of, or from, such institutional advisory accounts;

  a bank, trust company, or similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

  RIAs investing on behalf of clients that consist solely of institutions and high net worth individuals having at least $1 million entrusted to an RIA for investment purposes. Use of the Institutional Class shares is restricted to RIAs who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients;

  certain plans qualified under Section 529 of the Code, for which the Manager, Distributor, or service agent, or one or more of their affiliates provide record keeping, administrative, investment management, marketing, distribution, or similar services;

  programs sponsored by and/or controlled by financial intermediaries where: (1) such programs allow or require the purchase of Institutional Class shares; (2) the financial intermediary has entered into an agreement covering the arrangement with the Distributor and/or the Fund's transfer agent; and (3) the financial intermediary (i) charges clients an ongoing fee for advisory, investment consulting or similar service, or (ii) offers the Institutional Class shares through a no-commission network or platform; or

  private investment vehicles, including, but not limited to, foundations and endowments.

Payments to intermediaries

The Distributor and its affiliates may pay additional compensation (at their own expense and not as an expense of the Funds) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Fund shares and/or shareholder servicing, including providing the Funds with "shelf space" or a higher profile with the Financial Intermediary's consultants, salespersons, and customers (distribution assistance). The level of payments made to a qualifying Financial Intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that particular mutual fund than sponsors or distributors of other mutual funds make to your Financial Intermediary with respect to the distribution of the shares of their mutual funds, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of Fund shares.

For more information, please see the SAI.

How to buy shares

By mail

Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box 219691, Kansas City, MO 64121-9691 or 430 W. 7th Street, Kansas City, MO 64105-1407 for investments by overnight courier service. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

Please note that purchase orders submitted by mail will not be accepted until such orders are received by Delaware Investments at P.O. Box 219691, Kansas City, MO 64121-9691 for investments by regular mail or 430 W. 7th Street, Kansas City, MO 64105-1407 for investments by overnight courier service. Please do not send purchase orders to 2005 Market Street, Philadelphia, PA 19103-7094.

By wire

Ask your bank to wire the amount you want to invest to The Bank of New York Mellon, ABA #021000018, bank account number 8900403748. Include your account number and the name of the fund and class of shares in which you want to invest. If you are making an initial purchase by wire, you must first call us at 800 362-7500 so we can assign you an account number.

By exchange

You may exchange all or part of your investment in one or more Delaware Investments® Funds for shares of other Delaware Investments® Funds. Please keep in mind, however, that you may not exchange your shares for Class A shares, other than Delaware Cash Reserve® Fund. You may not exchange shares for Class B, Class C, or Class R shares. To open an account by exchange, call your Client Services Representative at 800 362-7500.

Through your financial advisor

Your financial advisor can handle all the details of purchasing shares, including opening an account. Your financial advisor may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order. If an authorized agent or we receive your order before the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. Eastern time, you will pay that day's closing share price, which is based on a fund's NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day's price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We determine the NAV per share for each class of the Funds at the close of regular trading on the NYSE on each Business Day. The NAV per share for each class of the Funds is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class. We generally price securities and other assets for which market quotations are readily available at their market value. For a fund that invests primarily in foreign securities, its NAV may change on days when a shareholder will not be able to purchase or redeem fund shares because foreign markets are open at times and on days when U.S. markets are not. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Boards. For all other securities, we use methods approved by the Boards that are designed to price securities at their fair market value.

Fair valuation

When the Funds use fair value pricing, they may take into account any factors it deems appropriate. The Funds may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broad stock market indices. The price of securities used by the Funds to calculate their NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Funds anticipate using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Funds may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

The Boards have delegated responsibility for valuing the Funds' assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Boards and which is subject to the Boards' oversight.

Document delivery

If you have an account in the same Delaware Investments® Fund as another person or entity at your address, we send one copy of a Fund's prospectus and annual and semiannual reports to that address, unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Funds. We will continue to send one copy of each of these documents to that address until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call your Client Services Representative at 800 362-7500. We will begin sending you individual copies of these documents 30 days after receiving your request.

Inactive accounts

Please note that your account may be transferred to the appropriate state if no activity occurs in the account within the time period specified by state law.

How to redeem shares

By mail

You may redeem your shares (sell them back to the Funds) by mail by writing to: Delaware Investments, P.O. Box 219691, Kansas City, MO 64121-9691 or 430 W. 7th Street, Kansas City, MO 64105-1407 for redemptions by overnight courier service. All owners of the account must sign the request. For redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on the account.

Please note that redemption orders submitted by mail will not be accepted until such orders are received by Delaware Investments at P.O. Box 219691, Kansas City, MO 64121-9691 for redemptions by regular mail or 430 W. 7th Street, Kansas City, MO 64105-1407 for redemptions by overnight courier service. Please do not send redemption requests to 2005 Market Street, Philadelphia, PA 19103-7094.

By telephone

You may redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

By wire

You may redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account, normally the next Business Day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

Through your financial advisor

Your financial advisor can handle all the details of redeeming your shares (selling them back to the Funds). Your financial advisor may charge a separate fee for this service.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, and an authorized agent or we receive the request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive the NAV next determined after we receive your request. If we receive your request after the close of regular trading on the NYSE, you will receive the NAV determined on the next Business Day. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next Business Day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

Redemptions-in-kind

The Funds have reserved the right to pay for redemptions with portfolio securities under certain conditions.  See the SAI for more information on redemptions-in-kind.

Account minimum

If you redeem shares and your account balance falls below $250, a Fund may redeem your account after 60 days' written notice to you.

Exchanges

You may generally exchange all or part of your shares for shares of the same class of another Delaware Investments® Fund. If you exchange shares to a fund that has a sales charge, you will pay any applicable sales charges on your new shares. You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund, so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange. You may not exchange your shares for Class A shares of another Delaware Investments® Fund, other than Delaware Cash Reserve Fund. You may not exchange your shares for Class B, Class C, or Class R shares of another Delaware Investments® Fund. A Fund may refuse the purchase side of any exchange request, if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies or would otherwise potentially be adversely affected.

Frequent trading of Fund shares

The Funds discourage purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Funds' Board has adopted policies and procedures designed to detect, deter and prevent trading activity detrimental to the Funds and their shareholders, such as market timing. The Funds will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive rapid short-term "roundtrips," that is, purchases into a fund followed quickly by redemptions out of that fund. A short-term roundtrip is any redemption of fund shares within 20 Business Days of a purchase of that fund's shares. If you make a second such short-term roundtrip in a fund within 90 rolling calendar days of a previous short-term roundtrip in that fund, you may be considered a market timer. In determining whether market timing has occurred, the Funds will consider short-term roundtrips to include rapid purchases and sales of Fund shares through the exchange privilege. The Funds also reserve the right to consider other trading patterns to be market timing.

Your ability to use the Funds' exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Funds reserve the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any shareholder's financial intermediary or in any omnibus-type account. Transactions placed in violation of the Funds' market timing policy are not necessarily deemed accepted by the Funds and may be rejected by a Fund on the next Business Day following receipt by a Fund.

Redemptions will continue to be permitted in accordance with the Funds' current Prospectus. A redemption of shares under these circumstances could be costly to a shareholder if, for example, the shares have declined in value, the shareholder recently paid a front-end sales charge, the shares are subject to a CDSC, or the sale results in adverse tax consequences. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

Each Fund reserves the right to modify this policy at any time without notice, including modifications to a Fund's monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of each Fund's shareholders. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, a Fund's market timing policy does not require it to take action in response to frequent trading activity. If a Fund elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing

By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Funds' shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Fund's shares may also force a Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect a Fund's performance if, for example, a Fund incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a fund calculates its NAV (normally 4:00 p.m. Eastern time). Developments that occur between the closing of the foreign market and the fund's NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures

Each Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which include scrutinizing transactions in Fund shares for violations of the Funds' market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Funds may consider trading activity by multiple accounts under common ownership, control or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans, plan exchange limits, U.S. Department of Labor regulations, certain automated or pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of a Fund, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Funds will attempt to have financial intermediaries apply the Funds' monitoring procedures to these omnibus accounts and to the individual participants in such accounts. However, to the extent that a financial intermediary is not able or willing to monitor or enforce the Funds' frequent trading policy with respect to an omnibus account, the Funds or their agents may require the financial intermediary to impose its frequent trading policy, rather than the Funds' policy, to shareholders investing in the Fund through the financial intermediary.

A financial intermediary may impose different requirements or have additional restrictions on the frequency of trading than the Funds. Such restrictions may include without limitation, requiring the trades to be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently purchased or redeemed Fund shares and similar restrictions. The Funds' ability to impose such restrictions with respect to accounts traded through particular financial intermediaries may vary depending on systems capabilities, applicable contractual and legal restrictions, and cooperation of those financial intermediaries.

You should consult your financial intermediary regarding the application of such restrictions and to determine whether your financial intermediary imposes any additional or different limitations. In an effort to discourage market timers in such accounts, the Funds may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account's authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing

Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Funds and their agents to detect market timing in Fund shares, there is no guarantee that the Funds will be able to identify these shareholders or curtail their trading practices. In particular, the Funds may not be able to detect market timing attributable to a particular investor who effects purchase, redemption and/or exchange activity in Fund shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and distributions

Each Fund intends to qualify each year as a regulated investment company under the Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund expects to declare and distribute all of their net investment income, if any, to shareholders as dividends quarterly. Each Fund will also distribute net realized capital gains, if any, at least annually, usually in December. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual statements

Each year, the Funds will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Prior to issuing your statement, the Funds make every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, a Fund will send you a corrected Form 1099 to reflect reclassified information.

Avoid "buying a dividend"

At the time you purchase your Fund shares, a Fund's net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as "buying a dividend."

Tax considerations

Fund distributions. Each Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. With respect to taxable years of a Fund beginning before January 1, 2013, unless such provision is extended or made permanent, a portion of income dividends designated by a Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

Sale or redemption of Fund shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different Delaware Investments® Fund is the same as a sale.

Backup withholding. By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the Internal Revenue Service instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

State and local taxes. Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.

Non-U.S. investors. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends paid by a Fund from long-term capital gains, if any, and, with respect to taxable years of a Fund that begin before January 1, 2012 (unless such sunset date is extended or made permanent), interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

This discussion of "Dividends, distributions, and taxes" is not intended or written to be used as tax advice. Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.

Certain management considerations

Investments by funds of funds and similar investment vehicles

The Funds may accept investments from funds of funds, as well as from similar investment vehicles, such as 529 Plans. A "529 Plan" is a college savings program that operates under Section 529 of the Code. From time to time, a Fund may experience large investments or redemptions due to allocations or rebalancings by these funds of funds and/or similar investment vehicles. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, a Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover.

Financial highlights

The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years or, if shorter, the period of its operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in each Fund (assuming reinvestment of all dividends and distributions). The information for the 2010 fiscal year has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the Funds' financial statements, are included in the annual report, which is available upon request by calling 800 362-7500. For the fiscal years prior to 2010, the Funds' prior independent registered public accounting firm audited the Funds' financial statements.

Delaware Foundation® Equity Fund

Institutional Class Shares	Year ended Sept. 30, 2010	8/31/09[1] to 9/30/09
Net asset value, beginning of period	$8.880	$8.500
Income from investment operations:
Net investment income [2]	0.116	0.010
Net realized and unrealized gain on investments and foreign currencies	0.845	0.370
Total from investment operations	0.961	0.380
Less dividends and distributions from:
Net investment income	(0.018)	—
Net realized gain on investments	(0.043)	—
Total dividends and distributions	(0.061)	—
Net asset value, end of period	$9.780	$8.880
Total return[3]	10.75%	4.47%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,140	$1,030
Ratio of expenses to average net assets	0.91%	0.91%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	18.85%	31.23%
Ratio of net investment income to average net assets	1.26%	1.36%
Ratio of net investment loss to average net assets prior to fees waived and expense paid indirectly	(16.68%)	(28.96%)
Portfolio turnover	42%	109%
1	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
2	The average shares outstanding method has been applied for per share information.
3

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware Foundation® Growth Allocation Fund

Institutional Class Shares	2010[1]	2009[1]	2008[1]	2007	Year ended Sept. 30, 2006
Net asset value, beginning of period	$8.710	$8.360	$11.380	$10.630	$10.100
Income (loss) from investment operations:
Net investment income [2]	0.181	0.209	0.128	0.134	0.134
Net realized and unrealized gain (loss) on investments and foreign currencies	0.751	0.387	(2.527)	1.381	0.578
Total from investment operations	0.932	0.596	(2.399)	1.515	0.712
Less dividends and distributions from:
Net investment income	(0.202)	—	(0.294)	(0.189)	(0.125)
Net realized gain on investments	—	(0.246)	(0.327)	(0.576)	(0.057)
Total dividends and distributions	(0.202)	(0.246)	(0.621)	(0.765)	(0.182)
Net asset value, end of period	$9.440	$8.710	$8.360	$11.380	$10.630
Total return[3]	10.84%	8.07%	(22.34%)	14.87%	7.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$29,311	$12,291	$281	$115	$99
Ratio of expenses to average net assets	0.87%	0.86%	0.56%	0.56%	0.55%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	1.36%	1.49%	0.82%	0.75%	0.83%
Ratio of net investment income to average net assets	2.02%	2.90%	1.29%	1.23%	1.31%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly	1.53%	2.27%	1.03%	1.04%	1.03%
Portfolio turnover	98%	94%	108%	8%	9%
1

On September 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund's income, expense, and portfolio turnover. Select data is not comparable to prior years.

2	The average shares outstanding method has been applied for per share information.
3

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware Foundation® Moderate Allocation Fund

Institutional Class Shares	2010[1]	2009[1]	2008[1]	2007	Year ended Sept. 30, 2006
Net asset value, beginning of period	$9.760	$8.970	$11.200	$10.300	$9.800
Income (loss) from investment operations:
Net investment income [2]	0.272	0.291	0.197	0.208	0.188
Net realized and unrealized gain (loss) on investments and foreign currencies	0.802	0.712	(1.917)	0.950	0.453
Total from investment operations	1.074	1.003	(1.720)	1.158	0.641
Less dividends and distributions from:
Net investment income	(0.434)	(0.144)	(0.308)	(0.229)	(0.141)
Net realized gain on investments	—	(0.069)	(0.202)	(0.029)	—
Total dividends and distributions	(0.434)	(0.213)	(0.510)	(0.258)	(0.141)
Net asset value, end of period	$10.400	$9.760	$8.970	$11.200	$10.300
Total return[3]	11.26%	11.76%	(16.06%)	11.41%	6.60%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$66,326	$38,124	$1,357	$98	$401
Ratio of expenses to average net assets	0.87%	0.89%	0.55%	0.56%	0.55%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	1.06%	1.13%	0.75%	0.72%	0.84%
Ratio of net investment income to average net assets	2.72%	3.43%	1.94%	1.92%	1.90%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly	2.53%	3.19%	1.74%	1.76%	1.61%
Portfolio turnover	134%	193%	123%	8%	6%
1

On September 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund's income, expense, and portfolio turnover. Select data is not comparable to prior years.

2	The average shares outstanding method has been applied for per share information.
3

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware Foundation® Conservative Allocation Fund

Institutional Class Shares	2010[1]	2009[1]	2008[1]	2007	Year ended Sept. 30, 2006
Net asset value, beginning of period	$9.390	$8.350	$9.800	$9.290	$9.020
Income (loss) from investment operations:
Net investment income [2]	0.314	0.324	0.249	0.284	0.264
Net realized and unrealized gain (loss) on investments and foreign currencies	0.692	0.943	(1.252)	0.512	0.241
Total from investment operations	1.006	1.267	(1.003)	0.796	0.505
Less dividends and distributions from:
Net investment income	(0.476)	(0.227)	(0.348)	(0.286)	(0.235)
Net realized gain on investments	—	—	(0.099)	—	—
Total dividends and distributions	(0.476)	(0.227)	(0.447)	(0.286)	(0.235)
Net asset value, end of period	$9.920	$9.390	$8.350	$9.800	$9.290
Total return[3]	11.02%	15.93%	(10.82%)	8.72%	5.71%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$30,399	$8,740	$185	$87	$80
Ratio of expenses to average net assets	0.88%	0.88%	0.56%	0.56%	0.55%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	1.25%	1.35%	0.79%	0.76%	0.92%
Ratio of net investment income to average net assets	3.27%	4.03%	2.73%	2.98%	2.95%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly	2.90%	3.56%	2.50%	2.78%	2.58%
Portfolio turnover	192%	177%	136%	13%	9%
1

On September 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund's income, expense, and portfolio turnover. Select data is not comparable to prior years.

2	The average shares outstanding method has been applied for per share information.
3

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

How to read the financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is calculated after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
 A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and distributions from: Net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end sales charges and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
 Net assets represent the total value of all the assets in a fund's portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment income (loss) by average net assets.

Portfolio turnover
 This figure tells you the amount of trading activity in a fund's portfolio. A turnover rate of 100% would occur if, for example, a fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

Additional information

Contact information

  Web site: www.delawareinvestments.com

  E-mail: service@delinvest.com

  Client Services Representative: 800 362-7500

  Delaphone Service: 800 362-FUND (800 362-3863)

For convenient access to account information or current performance information on all Delaware Investments® Funds seven days a week, 24 hours a day, use this touch-tone service.

Additional information about the Funds' investments is available in its annual and semiannual shareholder reports. In the Funds' annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the period covered by the report. You can find more information about the Funds in their current SAI, which is filed electronically with the SEC, and which is legally a part of this Prospectus (it is incorporated by reference). To receive a free copy of the SAI, or the annual or semiannual report, or if you have any questions about investing in the Funds, write to us at P.O. Box 219691, Kansas City, MO 64121-9691 by regular mail or
 430 W. 7th Street, Kansas City, MO 64105-1407 by overnight courier service, or call toll-free 800 523-1918. The SAI and shareholder reports are available, free of charge, through the Funds' web site (www.delawareinvestments.com). You may also obtain additional information about the Funds from your financial advisor.

You can find reports and other information about the Funds on the EDGAR database on the SEC web site (www.sec.gov). You can get copies of this information, after paying a duplication fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC,
 100 F Street, NE, Washington, DC 20549-0102. Information about the Funds, including their SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the
 SEC at 202 551-8090.

PR-447 [9/10] PDF 16045 [1/11]

Investment Company Act number: 811-08457

STATEMENT OF ADDITIONAL INFORMATION
January 28, 2011

DELAWARE GROUP® FOUNDATION FUNDS
2005 Market Street
Philadelphia, PA 19103-7094

Delaware Foundation® Equity Fund
Class A	DFEAX
Class C	DFECX
Class R	DFERX
Institutional Class	DFEIX

Delaware Foundation Growth Allocation Fund
Class A	DFGAX
Class B	DFGDX
Class C	DFGCX
Class R	DFGRX
Institutional Class	DFGIX

Delaware Foundation Moderate Allocation Fund
Class A	DFBAX
Class B	DFBBX
Class C	DFBCX
Class R	DFBRX
Institutional Class	DFFIX

Delaware Foundation Conservative Allocation Fund
Class A	DFIAX
Class B	DFIDX
Class C	DFICX
Class R	DFIRX
Institutional Class	DFIIX

For Prospectuses, Performance, and Information on Existing Accounts of:
Class A shares, Class B shares, Class C shares, and Class R shares: 800 523-1918
Institutional Classes: 800 362-7500

Dealer Services (Broker/Dealers only): 800 362-7500

     This Part B supplements the information contained in the current prospectuses for the Funds (the “Prospectuses”), each dated January 28, 2011, as they may be amended from time to time. This Part B should be read in conjunction with the applicable Prospectus. This Part B is not itself a Prospectus but is, in its entirety, incorporated by reference into each Prospectus. A Prospectus may be obtained by writing or calling your investment dealer or by contacting the Funds’ national distributor, Delaware Distributors, L.P. (the “Distributor”), at P.O. Box 219656, Kansas City, MO 64121-9656 by regular mail or 430 W. 7th Street, Kansas City, MO 64105-1407 by overnight courier service, or by phone toll-free at 800 523-1918. Please do not send any correspondence to 2005 Market Street, Philadelphia, PA 19103-7094. Each Fund’s financial statements, the notes relating thereto, the financial highlights, and the report of the independent registered public accounting firm are incorporated by reference from each Fund’s annual report (“Annual Report”) into this Part B. The Annual Reports will accompany any request for Part B. The Annual Reports can be obtained, without charge, by calling 800 523-1918.

TABLE OF CONTENTS
	Page		Page
Organization and Classification	3	Purchasing Shares	45
Investment Objectives, Restrictions and Policies	3	Investment Plans	57
Investment Strategies and Risks	5	Determining Offering Price and Net Asset Value	60
Disclosure of Fund Holdings Information	26	Redemption and Exchange	61
Management of the Trust	27	Distributions and Taxes	67
Investment Manager and Other Service Providers	35	Performance Information	79
Fund Managers	40	Financial Statements	80
Trading Practices and Brokerage	43	Principal Holders	81
Capital Structure	45

     This Statement of Additional Information (“Part B”) describes shares of Delaware Foundation Equity Fund (“Equity Fund”), Delaware Foundation Growth Allocation Fund (“Growth Allocation Fund”), Delaware Foundation Moderate Allocation Fund (“Moderate Allocation Fund”), and Delaware Foundation Conservative Allocation Fund (“Conservative Allocation Fund”) (each individually, a “Fund”, and collectively, the “Fund”), which are series of Delaware Group Foundation Funds (the “Trust”). Each Fund, except Delaware Foundation Equity Fund, offers Class A, B, C and R Shares; Delaware Foundation Equity Fund offers Class A, C, and R shares (each individually, a “Class” and collectively, the “Fund Classes”). Each Fund also offers an Institutional Class (the “Institutional Class”). All references to “shares” in this Part B refer to all classes of shares of the Funds, except where noted. The Funds’ investment manager is Delaware Management Company (the “Manager”), a series of Delaware Management Business Trust.

ORGANIZATION AND CLASSIFICATION

Organization
     The Trust was organized as a Delaware statutory trust on October 24, 1997.

Classification
     The Trust is an open-end management investment company. The Funds are diversified as defined by the Investment Company Act of 1940, as amended (the “1940 Act”).

INVESTMENT OBJECTIVES, RESTRICTIONS AND POLICIES

Investment Objectives
     The Funds’ investment objectives are described in the Prospectuses. Each Fund’s investment objective is non-fundamental, and may be changed without shareholder approval. However, the Trust’s Board of Trustees (the “Board”) must approve any changes to non-fundamental investment objectives and a Fund will notify shareholders at least 60 days prior to a material change in its investment objective.

Fundamental Investment Restrictions
     Each Fund has adopted the following restrictions that cannot be changed without approval by the holders of a “majority” of the Fund’s outstanding shares, which is a vote by the holders of the lesser of (i) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

Each Fund shall not:

     1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit. A Fund may, from time to time, make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof) of its investments in the securities of issuers within various industries or industry groupings.

     2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

     3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition, or resale of its Fund securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933 (the “1933 Act”).

     4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

     5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

     6. Make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Non-Fundamental Investment Restriction
     In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectuses, the Funds will be subject to the following investment restriction, which is considered non-fundamental and may be changed by the Board without shareholder approval: The Funds may not invest more than 15% of their respective net assets in securities that they cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the applicable Fund has valued the investment.

     Except for the Funds’ policy on borrowing, any investment restriction or limitation that involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or a utilization of assets and such excess results therefrom.

     In applying a Fund’s fundamental investment restriction concerning concentration that is described above it is a matter of non-fundamental policy that: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) asset-backed securities will be classified according to the underlying assets securing such securities; and (iv) investments in other funds in the Delaware Investments family will not be deemed to be investments in the “investment company” industry.

Portfolio Turnover
     Fund trading will be undertaken principally to accomplish each Fund’s respective investment objective. The Funds are free to dispose of Fund securities at any time, subject to complying with the Internal Revenue Code of 1986, as amended (the “Code”) and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of each Fund’s respective investment objective. The Funds will not attempt to achieve or be limited to a predetermined rate of portfolio turnover. Such turnover always will be incidental to transactions undertaken with a view to achieving each Fund’s respective investment objective.

     The portfolio turnover rate tells you the amount of trading activity in a Fund’s portfolio. A turnover rate of 100% would occur, for example, if all of a Fund’s investments held at the beginning of a year were replaced by the end of the year, or if a single investment was frequently traded. The turnover rate also may be affected by cash requirements from redemptions and repurchases of a Fund’s shares. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains. In investing to achieve its investment objective, a Fund may hold securities for any period of time.

     For the fiscal years ended September 30, 2009 and 2010, the Funds’ Fund turnover rates were as follows:

Fund	2009	2010
Equity Fund	109%	42%
Growth Allocation Fund	94%	98%
Moderate Allocation Fund	193%	134%
Conservative Allocation Fund	177%	192%

INVESTMENT STRATEGIES AND RISKS

     The Prospectuses discuss the Funds’ investment objectives and the strategies followed to seek to achieve those objectives. The following discussion supplements the description of the Funds’ investment strategies and risks that are included in the Prospectuses. The Funds’ investment strategies are non-fundamental and may be changed without shareholder approval. Prior to September 23, 2008, the Funds were organized to invest primarily in other Delaware Investments® Funds. As of September 24, 2008, the Funds have been restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles.

Asset-Backed Securities
     The Growth Allocation, Moderate Allocation, and Conservative Allocation Funds may invest a portion of their assets in asset-backed securities rated in one of the four highest rating categories by an nationally recognized statistical rating organization (NRSRO) consistent with their investment objectives and policies. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets. Such rate of payments may be affected by economic and various other factors such as changes in interest rates or the concentration of collateral in a particular geographic area. Therefore, the yield may be difficult to predict and actual yield to maturity may be more or less than the anticipated yield to maturity. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entities issuing the securities are insulated from the credit risk of the originator or affiliated entities, and the amount of credit support provided to the securities.

     Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments due on the underlying pool is timely. Protection against losses resulting from ultimate default enhances the likelihood of payments of the obligations on at least some of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

     Examples of credit support arising out of the structure of the transaction include “senior-subordinated securities” (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of “reserve funds” (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and “over collateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payments of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information respecting the level of credit information and respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in such issue.

Combined Transactions
     The Growth Allocation, Moderate Allocation, and Conservative Allocation Funds may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions (“component transactions”), instead of a single transaction, as part of a single or combined strategy when, in the opinion of the Manager, it is in the best interests of a Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Manager’s judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired Fund management goal, it is possible that the combination will instead increase such risks or hinder achievement of the Fund management objective.

Convertible Securities
     The Funds may invest in convertible securities, including corporate debentures, bonds, notes and preferred stocks that may be converted into or exchanged for common stock. While providing a fixed-income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, a Fund may be required to pay for a convertible security an amount in excess of the value of the underlying common stock. Common stock acquired by a Fund upon conversion of a convertible security will generally be held for so long as the respective manager anticipates such stock will provide the Fund with opportunities which are consistent with its investment objectives and policies.

     Each Fund may invest not more than 5% of its assets in convertible debentures that are rated below investment grade or are unrated but are determined by its investment manager to be of comparable quality. Investing in convertible debentures that are rated below investment grade or unrated but of comparable quality entails certain risks, including the risk of loss of principal, which may be greater than the risks involved in investing in investment grade convertible debentures. Under rating agency guidelines, lower rated securities and comparable unrated securities will likely have some quality and protective characteristics that are outweighed by large uncertainties or major risk exposures to adverse conditions.

     A Fund may have difficulty disposing of such lower rated convertible debentures because the trading market for such securities may be thinner than the market for higher rated convertible debentures. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary trading market for higher rated securities. The lack of a liquid secondary market, as well as adverse publicity with respect to these securities, may have an adverse impact on market price and a Fund’s ability to dispose of particular issues in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for a Fund to obtain accurate market quotations for purposes of pricing such Fund’s Fund and calculating its net asset value (“NAV”). The market behavior of convertible securities in lower rating categories is often more volatile than that of higher quality securities. Lower quality convertible securities are judged by Moody’s Investors Service, Inc. (“Moody’s”) or by Standard & Poor’s (“S&P”) to have speculative elements or characteristics; their future cannot be considered as well assured and earnings and asset protection may be moderate or poor in comparison to investment grade securities.

     In addition, such lower quality securities face major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to inadequate capacity to meet timely payments. The market values of securities rated below investment grade tend to be more sensitive to company specific developments and changes in economic conditions than higher rated securities. Issuers of these securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them, and may be unable to repay debt at maturity by refinancing.

     The Funds may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock (“PERCS”), which provide an investor with the opportunity to earn higher dividend income than is available on a company’s common stock. A PERCS is a preferred stock which generally features a mandatory conversion date, as well as a capital appreciation limit which is usually expressed in terms of a stated price. Upon the conversion date, most PERCS convert into common stock of the issuer (PERCS are generally not convertible into cash at maturity). Under a typical arrangement, if after a predetermined number of years the issuer’s common stock is trading at a price below that set by the capital appreciation limit, each PERCS would convert to one share of common stock. If, however, the issuer’s common stock is trading at a price above that set by the capital appreciation limit, the holder of the PERCS would receive less than one full share of common stock. The amount of that fractional share of common stock received by the PERCS holder is determined by dividing the price set by the capital appreciation limit of the PERCS by the market price of the issuer’s common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. However, if called early, the issuer may pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date of the PERCS.

     The Funds may also invest in other enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities) and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS and DECS generally have the following features: they are company-issued convertible preferred stock; unlike PERCS, they do not have capital appreciation limits; they seek to provide the investor with high current income, with some prospect of future capital appreciation; they are typically issued with three to four-year maturities; they typically have some built-in call protection for the first two to three years; investors have the right to convert them into shares of common stock at a preset conversion ratio or hold them until maturity; and upon maturity, they will automatically convert to either cash or a specified number of shares of common stock.

Depositary Receipts
     The Funds may make foreign investments through the purchase and sale of sponsored or unsponsored American Depositary Receipts (“ADRs”), and in conjunction with the Funds’ investments in foreign securities, also invest in sponsored and unsponsored European and global depositary receipts (“Depositary Receipts”). ADRs are receipts typically issued by a U.S. bank or trust company, while Depositary Receipts are issued by a foreign bank or trust company. ADRs and Depositary Receipts evidence ownership of underlying securities issued by a foreign corporation. “Sponsored” ADRs and Depositary Receipts are issued jointly by the issuer of the underlying security and a depository, whereas “unsponsored” ADRs and Depositary Receipts are issued without participation of the issuer of the deposited security. Holders of unsponsored ADRs and Depositary Receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR or Depositary Receipt.

Eurodollar Instruments
     The Funds may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate (“LIBOR”), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

Foreign Currency Conversion
     Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the “spread”) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should such Fund desire to resell that currency to the dealer.

Foreign Currency Transactions
     The Funds may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of Fund transactions and to minimize currency value fluctuations.

     Forward foreign currency contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A Fund will account for forward contracts by marking to market each day at daily exchange rates.

     When a Fund enters into a forward contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund’s assets denominated in such foreign currency, the Fund will mark as segregated on its books or the books of its custodian, cash or liquid securities in an amount not less than the value of such Fund’s total assets committed to the consummation of such forward contracts. If the additional cash or securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of a Fund’s commitments with respect to such contracts.

Foreign Securities
     A Fund may be subject to foreign withholding taxes on income from certain foreign securities. This in turn, could reduce a Fund’s distributions paid to shareholders.

     Investors should recognize that investing in foreign issuers involves certain considerations, including those set forth in the Prospectuses, which are not typically associated with investing in United States issuers. Because the stocks of foreign companies are frequently denominated in foreign currencies, and because the Funds may temporarily hold uninvested reserves in bank deposits in foreign currencies, a Fund will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of the Funds permit them to enter into forward foreign currency exchange contracts in order to hedge their holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

     Special rules govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules generally include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury Regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option and similar financial instruments other than any “regulated futures contract” or “non-equity option” marked to market. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and non-equity options are generally not subject to the special currency rules, if they are or would be treated as sold for their fair market value at year-end under the marking to market rules applicable to other futures contracts, unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. Certain transactions subject to the special currency rules that are part of a “section 988 hedging transaction” (as defined in the Code and the Treasury Regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. The income tax effects of integrating and treating a transaction as a single transaction are generally to create a synthetic debt instrument that is subject to the original discount provisions. It is anticipated that some of the non-U.S. dollar denominated investments and foreign currency contracts a Fund may make or enter into will be subject to the special currency rules described above.

Forward Foreign Currency Exchange Contracts
     The Funds’ dealings in forward contracts will be limited to hedging involving either specific transactions or Fund positions. Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of a Fund generally arising in connection with the purchase or sale of its Fund securities and accruals of interest or dividends receivable and fund expenses. Position hedging is the sale of a foreign currency with respect to Fund security positions denominated or quoted in that currency. A Fund may not position hedge with respect to a particular currency for an amount greater than the aggregate market value (determined at the time of making any sale of a forward contract) of securities held in its Fund denominated or quoted in, or currently convertible into, such currency.

     When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, such Fund may desire to “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment as the case may be. By entering into a forward contract for a fixed amount of dollars for the purchase or sale of the amount of foreign currency involved in the underlying transactions, a Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

     Additionally, when the Manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a Fund may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of the securities of the Fund denominated in such foreign currency.

     The Funds may use currency forward contracts to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by these Funds.

     In connection with purchases and sales of securities denominated in foreign currencies, a Fund may enter into currency forward contracts to fix a definite price for the purchase or sale in advance of the trade’s settlement date. This technique is sometimes referred to as a “settlement hedge” or “transaction hedge.” The Manager expects to enter into settlement hedges in the normal course of managing the Funds’ foreign investments. The Funds could also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the Manager.

     The Funds may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound’s value. Such a hedge (sometimes referred to as a “position hedge”) would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling -- for example, by entering into a forward contract to sell Euros in return for U.S. dollars. This type of hedge, sometimes referred to as a “proxy hedge,” could offer advantages in terms of cost, yield, or efficiency, but generally will not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

     Under certain conditions, SEC guidelines require mutual funds to set aside cash and appropriate liquid assets in a segregated custodian account to cover currency forward contracts. As required by SEC guidelines, the Funds will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. The Funds will not segregate assets to cover forward contracts, including settlement hedges, position hedges and proxy hedges. Successful use of forward currency contracts will depend on the Manager’s skill in analyzing and predicting currency values. Forward contracts may substantially change a Fund’s investment exposure to changes in currency exchange rates, and could result in losses to a Fund if currencies do not perform as the Manager anticipates. For example, if a currency’s value rose at a time when the Manager had hedged a Fund by selling that currency in exchange for dollars, the Fund would be unable to participate in the currency’s appreciation. If the investment manager hedges currency exposure through proxy hedges, a Fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if the investment manager increases a Fund’s exposure to a foreign currency, and that currency’s value declines, a Fund will realize a loss. There is no assurance that the investment manager’s use of forward currency contracts will be advantageous to the Funds or that it will hedge at an appropriate time.

Futures
     The Funds may enter into contracts for the purchase or sale for future delivery of securities or foreign currencies. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into an offsetting transaction. When a Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as “initial margin.” This amount is maintained by the futures commission merchant in an account at a Fund’s custodian bank. Thereafter, a “variation margin” may be paid by a Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract.

     In addition, when a Fund engages in futures transactions, to the extent required by the SEC, it will mark as segregated on its books or on the books of its custodian, cash or liquid assets to cover its obligations with respect to such contracts, in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the margin payments made by the Fund with respect to such futures contracts.

     Each Fund may enter into such futures contracts to protect against the adverse affects of fluctuations in interest or foreign exchange rates without actually buying or selling the securities or foreign currency. For example, if interest rates are expected to increase, a Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by a Fund. If interest rates did increase, the value of the debt securities in the Fund would decline, but the value of the futures contracts to a Fund would increase at approximately the same rate, thereby keeping the NAV of such Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, a Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and such Fund could then buy debt securities on the cash market.

     With respect to options on futures contracts, when a Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.

     The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in such Fund’s Fund holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which such Fund intends to purchase.

     If a put or call option a Fund has written is exercised, such Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its Fund securities and changes in the value of its futures positions, a Fund’s losses from existing options on futures may, to some extent, be reduced or increased by changes in the value of Fund securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on Fund securities. For example, a Fund will purchase a put option on a futures contract to hedge such Fund against the risk of rising interest rates.

     To the extent that interest rates move in an unexpected direction, a Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if a Fund is hedged against the possibility of an increase in interest rates which would adversely affect the price of securities held in its Fund and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has because it will have offsetting losses in its futures position. In addition, in such situations, if the Fund had insufficient cash, it may be required to sell securities from its Fund to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. A Fund may be required to sell securities at a time when it may be disadvantageous to do so.

     Further, with respect to options on futures contracts, a Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

Futures Contracts and Options on Futures Contracts
     The Funds may enter into futures contracts on stocks and stock indices, purchase and sell options on such futures, and enter into closing transactions with respect to those activities. A futures contract may be purchased and sold only on an exchange, known as a “contract market,” designated by the Commodity Futures Trading Commission for the trading of such contract, and only through a registered futures commission merchant which is a member of such contract market. A commission must be paid on each completed purchase and sale transaction.

     When a Fund enters into a futures transaction, it must deliver to the futures commission merchant selected an amount referred to as “initial margin.” This amount is maintained by the futures commission merchant in an account at the Fund’s custodian bank. Thereafter, a “variation margin” may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract.

     Although futures contracts by their terms generally call for the actual delivery or acquisition of underlying securities or the cash value of the index, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take such delivery. The contractual obligation is offset by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take, as the case may be, delivery of the securities or cash value of the index underlying the contractual obligations. At the time such transaction is effected, a final determination of variation margin is made and any loss experienced by a Fund must be paid to the contract market clearing house while any profit due to the Fund must be delivered to it.

     Positions taken in futures markets are not normally held to maturity, but instead liquidated through offsetting transactions which may result in a profit or a loss. While a Fund’s futures contracts on securities will usually be liquidated in this manner, the Fund may instead make or take delivery of the underlying securities whenever it appears economically advantageous to do so. The clearing house associated with the market on which futures on the securities are traded guarantees that, if still open, the sale or purchase will be performed on settlement date.

     A Fund may enter into such futures contracts to protect against the adverse affects of fluctuations in security prices or interest rates without actually buying or selling the securities. For example, if interest rates are expected to increase, a Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities in the Fund owned by a Fund. If interest rates did increase, the value of the debt securities in the Fund would decline, but the value of the futures contracts to a Fund would increase at approximately the same rate, thereby keeping the NAV of the Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, a Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and a Fund could then buy debt securities on the cash market.

     With respect to options on futures contracts, when a Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities.

     The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in such Fund’s Fund holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which such Fund intends to purchase.

     Call and put options on stock index futures are similar to options on securities except that, rather than the right to purchase or sell stock at a specified price, options on a stock index future give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

     If a put or call option which a Fund has written is exercised, such Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its Fund securities and changes in the value of its futures positions, a Fund’s losses from existing options on futures may, to some extent, be reduced or increased by changes in the value of Fund securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on Fund securities. For example, a Fund will purchase a put option on a futures contract to hedge such Fund against the risk of rising interest rates.

     To the extent that interest rates move in an unexpected direction, a Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if a Fund is hedged against the possibility of an increase in interest rates which would adversely affect the price of securities held in its Fund and interest rates decrease instead, such Fund will lose part or all of the benefit of the increased value of its securities which it has because it will have offsetting losses in its futures position. In addition, in such situations, if a Fund had insufficient cash, it may be required to sell securities from its Fund to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. A Fund may be required to sell securities at a time when it may be disadvantageous to do so.

     Further, with respect to options on futures contracts, a Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

High Yield Securities
     The Growth Allocation, Moderate Allocation, and Conservative Allocation Funds may each invest in, high-risk, high yield securities, commonly known as “junk bonds.” These securities entail the following risks:

     Volatility of the High Yield Market. Although the market for high yield bonds has been in existence for many years, including periods of economic downturns, the high yield market grew rapidly during the long economic expansion which took place in the United States during the 1980s. During that economic expansion, the use of high yield debt securities to fund highly leveraged corporate acquisitions and restructurings increased dramatically. As a result, the high yield market grew substantially during that economic expansion. Although experts disagree on the impact recessionary periods have had and will have on the high yield market, some analysts believe a protracted economic downturn would severely disrupt the market for high yield bonds, would adversely affect the value of outstanding bonds and would adversely affect the ability of high yield issuers to repay principal and interest. Those analysts cite volatility experienced in the high yield market in the past as evidence for their position. It is likely that protracted periods of economic uncertainty would result in increased volatility in the market prices of high yield bonds, an increase in the number of high yield bond defaults and corresponding volatility in a Fund’s NAV.

     Redemptions. If, as a result of volatility in the high yield market or other factors, a Fund experiences substantial net redemptions of its shares for a sustained period of time (i.e., more shares are redeemed than are purchased), it may be required to sell securities without regard to the investment merits of the securities to be sold. If such underlying fund sells a substantial number of securities to generate proceeds for redemptions, its asset base will decrease and its expense ratio may increase.

     Liquidity and Valuation. The secondary market for high yield securities is currently dominated by institutional investors, including mutual funds and certain financial institutions. There is generally no established retail secondary market for high yield securities. As a result, the secondary market for high yield securities is more limited and less liquid than other secondary securities markets. The high yield secondary market is particularly susceptible to liquidity problems when the institutions which dominate it temporarily cease buying bonds for regulatory, financial or other reasons, such as the savings and loan crisis. A less liquid secondary market may have an adverse affect on an underlying fund’s ability to dispose of particular issues, when necessary, to meet its liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of the issuer. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high yield securities in its Fund. During periods involving such liquidity problems, judgment plays a greater role in valuing high yield securities than is normally the case. The secondary market for high yield securities is also generally considered to be more likely to be disrupted by adverse publicity and investor perceptions than the more established secondary securities markets. Such Fund’s privately placed high yield securities are particularly susceptible to the liquidity and valuation risks outlined above.

     Legislative and Regulatory Action and Proposals. There are a variety of legislative actions which have been taken or which are considered from time to time by the U.S. Congress that could adversely affect the market for high yield bonds. For example, Congressional legislation limited the deductibility of interest paid on certain high yield bonds used to finance corporate acquisitions. Also, Congressional legislation has, with some exceptions, generally prohibited federally-insured savings and loan institutions from investing in high yield securities. Regulatory actions have also affected the high yield market. For example, many insurance companies have restricted or eliminated their purchases of high yield bonds as a result of, among other factors, actions taken by the National Association of Insurance Commissioners. If similar legislative and regulatory actions are taken in the future, they could result in further tightening of the secondary market for high yield issues, could reduce the number of new high yield securities being issued and could make it more difficult for a Fund to attain its investment objective.

     Zero-Coupon Bonds and Pay-in-Kind Bonds. The Funds may invest in zero-coupon bonds or pay-in-kind (“PIK) bonds. Zero-coupon bonds and PIK bonds are generally considered to be more interest sensitive than income-bearing bonds, to be more speculative than interest-bearing bonds, and to have certain tax consequences which could, under certain circumstances, be adverse to a Fund. Investments in zero-coupon or PIK bonds would require a Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make these distributions, a Fund may be required to sell securities in its Fund that it otherwise might have continued to hold or borrow. These rules could affect the amount, timing and tax character of income distributed to you by a Fund.

Investment Company Securities
     Any investments that the Funds make in either closed-end or open-end investment companies will be limited by the 1940 Act, and would involve an indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Under the 1940 Act’s current limitations, a Fund may not (1) own more than 3% of the voting stock of another investment company; (2) invest more than 5% of the Fund’s total assets in the shares of any one investment company; nor (3) invest more than 10% of the Fund’s total assets in shares of other investment companies. If a Fund elects to limit its investment in other investment companies to closed-end investment companies, the 3% limitation described above is increased to 10%. These percentage limitations also apply to a Fund’s investments in unregistered investment companies.

Money Market Instruments
     Money market instruments in which the Funds may invest include U.S. government securities, certificates of deposit, time deposits and bankers’ acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions, high grade commercial paper and repurchase agreements with respect to the foregoing types of instruments.

     Certain types of money market instruments are described below.

     U.S. Government Securities. Securities issued or guaranteed by the U.S. government, including Treasury Bills, Notes and Bonds.

     U.S. Government Agency Securities. Obligations issued or guaranteed by agencies or instrumentalities of the U.S. government whether supported by the full faith and credit of the U.S. Treasury or the credit of a particular agency or instrumentality.

     Bank Obligations. Certificates of deposit, bankers’ acceptances and other short-term obligations of U.S. commercial banks and their overseas branches and foreign banks of comparable quality, provided each such bank combined with its branches has total assets of at least one billion dollars. Any obligations of foreign banks shall be denominated in U.S. dollars. Obligations of foreign banks and obligations of overseas branches of U.S. banks are subject to somewhat different regulations and risks than those of U.S. domestic banks. In particular, a foreign country could impose exchange controls which might delay the release of proceeds from that country. Such deposits are not covered by the Federal Deposit Insurance Corporation. Because of conflicting laws and regulations, an issuing bank could maintain liability for an investment solely in its overseas branch, which could expose the Fund to a greater risk of loss. The Funds will only buy short-term instruments in nations where these risks are minimal. The Manager will consider these factors along with other appropriate factors in making an investment decision to acquire such obligations and will only acquire those which, in the opinion of management, are of an investment quality comparable to other debt securities bought by the Funds.

     Commercial Paper. The Funds may invest in short-term promissory notes issued by corporations which at the time of purchase are rated P-1 and/or A-1. Commercial paper ratings P-1 by Moody’s and A-1 by S&P are the highest investment grade category.

     Corporate Debt. The Funds may invest in corporate notes and bonds rated A or above. According to Moody’s description of these bond ratings, bonds rated Aaa are judged to be the best quality and carry the smallest degree of investment risk; those rated Aa are judged to be of high quality by all standards; and those rated A possess favorable attributes and are considered “upper medium” grade obligations.

Mortgage-Backed Securities
     In addition to mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, each Fund may also invest its assets in securities issued by certain private, non-government corporations, such as financial institutions, if the securities are fully collateralized at the time of issuance by securities or certificates issued or guaranteed by the U.S. government, its agencies or instrumentalities. Two principal types of mortgage-backed securities are collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”).

     CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders and collateralized by a pool of mortgages held under an indenture. CMOs are issued in a number of classes or series with different maturities. The classes or series are retired in sequence as the underlying mortgages are repaid. Prepayment may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. Certain of these securities may have variable or floating interest rates and others may be stripped (securities which provide only the principal or interest feature of the underlying security).

     Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “interest-only” class), while the other class will receive all of the principal (the “principal-only” class). The yield to maturity on an interest-only class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

     Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as broker/dealers, these securities were only recently developed. As a result, established trading markets have not yet been fully developed and, accordingly, these securities are generally illiquid and to such extent, together with any other illiquid investments, a Fund will not exceed its limit in such securities.

     REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities and certain REMICs also may be stripped.

     CMOs and REMICs issued by private entities are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer.

     Although the market for the foregoing securities has become increasingly liquid over the past few years, currently, the market for such securities is experiencing a period of extreme volatility, which has negatively impacted market liquidity positions. Initially, the market participants’ concerns were focused on the sub-prime segment of the mortgage-backed securities market. However, these concerns have since expanded to include a broad range of mortgaged-backed and asset-backed securities, as well as other fixed-income securities. These securities are more difficult to value and may be hard to sell. In addition, in general, securities issued by certain private organizations may not be readily marketable.

Mortgage Dollar Rolls
     The Growth Allocation, Moderate Allocation, and Conservative Allocation Funds may enter into mortgage “dollar rolls” in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities to arrive at an implied borrowing (reverse repurchase) rate. Alternatively, the sale and purchase transactions which constitute the dollar roll can be executed at the same price, with a Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by a Fund to buy a security. If the broker/dealer to whom a Fund sells the security becomes insolvent, such Fund’s right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that a Fund is required to repurchase may be worth less than the security that the Fund originally held, and the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs. The Fund will place U.S. government or other liquid, high quality assets in a segregated account in an amount sufficient to cover its repurchase obligation.

Municipal Securities
     Municipal securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, roads, schools, water and sewer works, and other utilities. Other public purposes for which municipal securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to lend to other public institutions and facilities. In addition, certain debt obligations known as “private activity bonds” may be issued by or on behalf of municipalities and public authorities to obtain funds to provide certain water, sewage and solid waste facilities, qualified residential rental projects, certain local electric, gas and other heating or cooling facilities, qualified hazardous waste facilities, high-speed intercity rail facilities, government-owned airports, docks and wharves and mass commuting facilities, certain qualified mortgages, student loan and redevelopment bonds, and bonds used for certain organizations exempt from federal income taxation. Certain debt obligations known as “industrial development bonds” under prior federal tax law may have been issued by or on behalf of public authorities to obtain funds to provide certain privately-operated housing facilities, sports facilities, industrial parks, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities, sewage or solid waste disposal facilities, and certain facilities for water supply. Other private activity bonds and industrial development bonds issued to finance the construction, improvement, equipment, or repair of privately-operated industrial, distribution, research, or commercial facilities may also be municipal securities, but the size of such issues is limited under current and prior federal tax law.

     Information about the financial condition of issuers of municipal securities may be less available than about corporations with a class of securities registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”).

Options
     The Funds may write call options on a covered basis only, purchase call options, write secured put options and purchase put options, and will not engage in option writing strategies for speculative purposes.

     The Funds may invest in options that are either listed on U.S. or recognized foreign exchanges or traded over-the-counter. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close options positions and this may have an adverse impact on a Fund’s ability to effectively hedge its securities.

     Covered Call Writing. The Funds may write covered call options from time to time, without limit, as the Manager determines is appropriate in seeking to obtain a Fund’s investment objective. A call option gives the purchaser of such option the right to buy, and the writer, in this case a Fund, has the obligation to sell the underlying security at the exercise price during the option period. The advantage to a Fund of writing covered call options is that the Fund receives additional income, in the form of a premium, which may offset any capital loss or decline in market value of the security. However, if the security rises in value, a Fund may not fully participate in the market appreciation.

     During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

     With respect to both options on actual Fund securities owned by a Fund and options on stock indices, a Fund may enter into closing purchase transactions. A closing purchase transaction is one in which a Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

     Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

     If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

     The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

     A Fund will write call options only on a covered basis, which means that the Fund will own the underlying security subject to the call option at all times during the option period. Unless a closing purchase transaction is effected, a Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by a Fund will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

     Purchasing Call Options. The Funds may purchase call options to the extent that premiums paid by a Fund do not aggregate more than 2% of that Fund’s total assets. When a Fund purchases a call option, in return for a premium paid by a Fund to the writer of the option, such Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that a Fund may alter Fund characteristics and modify Fund maturities without incurring the cost associated with Fund transactions.

     A Fund may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. A Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; a Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

     Although a Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund.

     Writing Put Options. A Fund may also write put options on a covered basis which means that such Fund will mark as segregated on its books or on the books of its custodian, cash in an amount not less than the exercise price of the option at all times during the option period. The amount of cash marked as segregated will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by a Fund. Secured put options will generally be written in circumstances where the investment manager wishes to purchase the underlying security for a Fund at a price lower than the current market price of the security. In such event, the Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

     Following the writing of a put option, a Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. A Fund may not, however, effect such a closing transaction after it has been notified of the exercise of the option.

     Purchasing Put Options. The Funds may invest in put options. A Fund will, at all times during which it holds a put option, own the security covered by such option.

     The Funds may purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (“protective puts”). The ability to purchase put options will allow a Fund to protect an unrealized gain in an appreciated security in its Fund without actually selling the security. If the security does not drop in value, a Fund will lose the value of the premium paid. A Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sales will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

     A Fund may sell a put option purchased on individual Fund securities or stock indices. Additionally, a Fund may enter into closing sale transactions. A closing sale transaction is one in which a Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

     Over-the-Counter Options and Illiquid Securities. The Funds may deal in over-the-counter (“OTC”) options. The Manager understand the position of the staff of the SEC to be that purchased OTC options and the assets used as “cover” for written OTC options are illiquid securities. The Funds and their investment managers disagree with this position and have found the dealers with which they engage in OTC options transactions generally agreeable to and capable of entering into closing transactions. The Funds have adopted procedures for engaging in OTC options for the purpose of reducing any potential adverse impact of such transactions upon the liquidity of the Fund.

     As part of these procedures the Funds will engage in OTC options transactions only with primary dealers that have been specifically approved by the Board, and the Manager believe that the approved dealers should be agreeable and able to enter into closing transactions if necessary and, therefore, present minimal credit risks to a Fund. A Fund anticipates entering into written agreements with those dealers to whom such Fund may sell OTC options, pursuant to which such Fund would have the absolute right to repurchase the OTC options from such dealers at any time at a price determined pursuant to a formula set forth in certain no action letters published by the SEC staff. A Fund will not engage in OTC options transactions if the amount invested by the Fund in OTC options plus, with respect to OTC options written by the Fund, the amounts required to be treated as illiquid pursuant to the terms of such letters (and the value of the assets used as cover with respect to OTC option sales which are not within the scope of such letters), plus the amount invested by the Fund in illiquid securities, would exceed 15% of the Fund’s total assets. OTC options on securities other than U.S. government securities may not be within the scope of such letters and, accordingly, the amount invested by a Fund in OTC options on such other securities and the value of the assets used as cover with respect to OTC option sales regarding such non-U.S. government securities will be treated as illiquid and subject to the limitation on a Fund’s net assets that may be invested in illiquid securities.

     Options on Foreign Currencies. The Funds may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which Fund securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of Fund securities, a Fund may purchase put options on the foreign currency. If the value of the currency does decline, a Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its Fund which otherwise would have resulted.

     Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movement in exchange rates. As in the case of other types of options, however, the benefit to a Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

     A Fund may write options on foreign currencies for the same types of hedging purposes. For example, where a Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in the value of Fund securities will be offset by the amount of the premium received.

     Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and a Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may be required to forego all or a portion of the benefit which might otherwise have been obtained from favorable movements in exchange rates.

     The Funds intend to write covered call options on foreign currencies. A call option written on a foreign currency by a Fund is “covered” if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the custodian bank) upon conversion or exchange of other foreign currency held in its Fund. A call option is also covered if a Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written, or (b) is greater than the exercise price of the call written if the difference is maintained by a Fund in cash, U.S. government securities or other high-grade liquid debt securities in a segregated account with its custodian bank.

     With respect to writing put options, at the time the put is written, a Fund will mark as segregated on its books or on the books of its custodian, cash or liquid securities in an amount equal in value to the amount the Fund will be required to pay upon exercise of the put. The cash or liquid securities will be marked as segregated until the put is exercised, has expired, or a Fund has purchased a closing put of the same series as the one previously written.

     Options on Stock Indices. A stock index assigns relative values to the common stocks included in the index with the index fluctuating with changes in the market values of the underlying common stock.

     Options on stock indices are similar to options on stocks but have different delivery requirements. Stock options provide the right to take or make delivery of the underlying stock at a specified price. A stock index option gives the holder the right to receive a cash “exercise settlement amount” equal to (i) the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed “index multiplier.” Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Gain or loss to a Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities.

     As with stock options, a Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

     A stock index fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index such as the S&P 500 Index or the NYSE Composite Index®, or a narrower market index such as the S&P 100 Index. Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the following exchanges among others: The Chicago Board Options Exchange, New York Stock Exchange and American Stock Exchange.

     The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in a Fund’s Fund correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Since a Fund will not duplicate the components of an index, the correlation will not be exact. Consequently, a Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities which would result in a loss on both such securities and the hedging instrument. Accordingly, successful use of options on stock indices will be subject to the Manager’s ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

     Positions in stock index options may be closed out only on an exchange which provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular stock index option. Thus, it may not be possible to close such an option. The inability to close options positions could have an adverse impact on a Fund’s ability to effectively hedge its securities. A Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

     The Funds will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets.

     Lastly, it should be noted that the Trust, on behalf of the Funds, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to the Funds’ operations. Accordingly, the Funds are not subject to registration or regulation as a CPOs.

     Accounting Treatment. When a Fund writes a call, or purchases a put option, an amount equal to the premium received or paid by it is included in the section of the Fund’s assets and liabilities as an asset and as an equivalent liability.

     In writing a call, the amount of the liability is subsequently “marked to market” to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has written expires on its stipulated expiration date, the Fund recognizes a short-term gain. If a Fund enters into a closing purchase transaction with respect to an option which the Fund has written, the Fund realizes a short-term gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

     The premium paid by a Fund for the purchase of a put option is recorded in the section of the Fund’s assets and liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option is the last sale price on the principal Exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has purchased expires on the stipulated expiration date, the Fund realizes a short-term or long-term capital loss for federal income tax purposes in the amount of the cost of the option. If a Fund sells the put option, it realizes a short-term or long-term capital gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a Fund exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. However, since the purchase of a put option is treated as a short sale for federal income tax purposes, the holding period of the underlying security will be affected by such a purchase.

     Accounting for options on certain stock indices will be in accordance with generally accepted accounting principles. The amount of any realized gain or loss on closing out such a position will result in a realized gain or loss for tax purposes. Such options held by a Fund at the end of each fiscal year will be required to be “marked to market” for federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss.

Portfolio Loan Transactions
     It is the understanding of the Manager that the staff of the SEC permits portfolio lending by registered investment companies if certain conditions are met. These conditions are as follows: 1) each transaction must have 100% collateral in the form of cash, short-term U.S. government securities, or irrevocable letters of credit payable by banks acceptable to a Fund involved from the borrower; 2) this collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund involved; 3) the Fund must be able to terminate the loan after notice, at any time; 4) the Fund must receive reasonable interest on any loan, and any dividends, interest or other distributions on the lent securities, and any increase in the market value of such securities; 5) the Fund may pay reasonable custodian fees in connection with the loan; and 6) the voting rights on the lent securities may pass to the borrower; however, if the Board of the Funds know that a material event will occur affecting an investment loan, they must either terminate the loan in order to vote the proxy or enter into an alternative arrangement with the borrower to enable the Fund to vote the proxy.

     One risk to which a Fund would be exposed on a portfolio loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, a Fund will only enter into loan arrangements after a review of all pertinent facts by the Manager, under the supervision of the Board, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.

     The cash collateral received by a Fund in connection with securities lending may be invested by, or on behalf of, the Fund. The earnings from collateral investments is typically shared among the Fund, its securities lending agent and the borrower. A Fund may incur investment losses as a result of investing securities lending collateral.

Repurchase Agreements
     A repurchase agreement is a short-term investment by which the purchaser acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser’s holding period. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to the Funds, if any, would be the difference between the repurchase price and the market value of the security. A Fund will limit its investments in repurchase agreements to those which the Manager determines to present minimal credit risks and which are of high quality. In addition, each Fund must have collateral of 102% of the repurchase price, including the portion representing a Fund’s yield under such agreements which is monitored on a daily basis. While the Funds are permitted to do so, they normally do not invest in repurchase agreements, except to invest cash balances.

     The Delaware Investments® Funds have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow the Delaware Investments® Funds jointly to invest cash balances. The Delaware Investments® Funds may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.

Reverse Repurchase Agreements
     The Funds are authorized to enter into reverse repurchase agreements. A reverse repurchase agreement is the sale of a security by a Fund and its agreement to repurchase the security at a specified time and price. A Fund will mark as segregated on its books or on the books of its custodian, cash in an amount sufficient to cover its obligations under reverse repurchase agreements with broker/dealers. Under the 1940 Act, reverse repurchase agreements may be considered borrowings by a Fund; accordingly, the Fund will limit its investments in reverse repurchase agreements, together with any other borrowings, to no more than one-third of its total assets. The use of reverse repurchase agreements by a Fund creates leverage which increases the Fund’s investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, a Fund’s earnings or NAV will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case.

“Roll” Transactions
     The Growth Allocation, Moderate Allocation, and Conservative Allocation Funds may engage in “roll” transactions. A “roll” transaction is the sale of securities together with a commitment (for which a Fund may receive a fee) to purchase similar, but not identical, securities at a future date. Under the 1940 Act, these transactions may be considered borrowings by a Fund; accordingly, a Fund will limit its use of these transactions, together with any other borrowings, to no more than one-third of its total assets. A Fund will mark as segregated liquid assets in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent an underlying fund’s aggregate commitments under these transactions exceed its holdings of cash and securities that do not fluctuate in value (such as short-term money market instruments), a Fund temporarily will be in a leveraged position (i.e., it will have an amount greater than its net assets subject to market risk). Should the market value of a Fund’s Fund securities decline while such Fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. As a Fund’s aggregate commitments under these transactions increase, the opportunity for leverage similarly increases.

Rule 144A Securities
     The Funds may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A (“Rule 144A Securities”) under the 1933 Act. Rule 144A Securities may be freely traded among qualified institutional investors without registration under the 1933 Act.

     Investing in Rule 144A Securities could have the effect of increasing the level of a Fund’s illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. After the purchase of a Rule 144A Security, however, the Funds’ Board and the Manager will continue to monitor the liquidity of that security to ensure that a Fund’s holdings of illiquid securities does not exceed its limit on investments in such securities.

Short Sales Against the Box
     The Funds may make short sales “against the box.” Whereas a short sale is the sale of a security a Fund does not own, a short sale is against the box if at all times during which the short position is open, such Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. Short sales against the box are typically used by sophisticated investors to defer recognition of capital gains or losses.

Small to Medium-Sized Companies
     The Funds may invest their assets in equity securities of small to medium-sized companies. These stocks have historically been more volatile in price than larger capitalization stocks, such as those included in the S&P 500. This is because, among other things, smaller companies have a lower degree of liquidity and tend to have a greater sensitivity to changing economic conditions. These companies may have narrow product lines, markets or financial resources, or may depend on a limited management group. The companies’ securities may trade less frequently and have a smaller trading volume. The securities may be traded only in the over-the-counter markets or on a regional securities exchange. In addition to exhibiting greater volatility, smaller capitalization securities may, to some degree, fluctuate independently of the stocks of larger capitalization companies. For example, the stocks of smaller capitalization companies may decline in price as the price of larger company stocks rise, or vice versa.

Swaps, Caps, Floors and Collars
     The Funds may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its Fund, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities a Fund anticipates purchasing at a later date. The Funds intend to use these transactions as hedges and not speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream a Fund may be obligated to pay. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a nominal amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

     A Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with such Fund receiving or paying, as the case may be, only the net amount of the two payments. In as much as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Manager and the Funds believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. A Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody’s or is determined to be of equivalent credit quality by the Manager. If there is a default by the counterparty, a Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agent utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Temporary Defensive Positions
     The Funds are permitted to make temporary investments in bonds, cash or cash equivalents and may allocate 100% of their net assets to the Delaware Cash Reserve Fund in response to unfavorable market conditions.

U.S. Government Securities
     Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (“Government Securities”) in which the Funds may invest include debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by an agency or instrumentality of the U.S. government, including the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association (“GNMA”), General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation (“FHLMC”), Federal Intermediate Credit Banks, Federal Land Banks, Fannie Mae, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. Direct obligations of the U. S. Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. Because the U.S. government is not obligated by law to provide support to an instrumentality that it sponsors, each Fund invests in obligations issued by an instrumentality of the U.S. government only if its investment manager determines that the instrumentality’s credit risk does not make its securities unsuitable for investment by a Fund.

     In September 2008, the U.S. Treasury Department and the Federal Housing Finance Administration (“FHFA”) announced that Fannie Mae and FHLMC would be placed into a conservatorship under FHFA. The effect that this conservatorship will have on these companies’ debt and equity securities is unclear.

Unseasoned Companies
     The Funds may invest in relatively new or unseasoned companies which are in their early stages of development, or small companies positioned in new and emerging industries where the opportunity for rapid growth is expected to be above average. Securities of unseasoned companies present greater risks than securities of larger, more established companies. The companies in which a Fund may invest may have relatively small revenues, limited product lines, and may have a small share of the market for their products or services. Small companies may lack depth of management, they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing or favorable terms, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. Due to these and other factors, small companies may suffer significant losses as well as realize substantial growth, and investments in such companies tend to be volatile and are therefore speculative.

Variable and Floating Rate Notes
     Variable rate master demand notes, in which the Growth Allocation, Moderate Allocation, and Conservative Allocation Funds may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. A Fund will not invest over 5% of its assets in variable rate master demand notes. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial and other business concerns) must satisfy the same criteria as set forth above for commercial paper. In determining average weighted Fund maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.

     A variable rate note is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value.

When-Issued and Delayed Delivery Securities
     The Funds may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. Each Fund may not enter into when-issued commitments exceeding, in the aggregate, 15% of the market value of its total assets less liabilities other than the obligations created by these commitments. A Fund will designate cash or securities in amounts sufficient to cover its obligations and will value the designated assets daily. The payment obligation and the interest rates that will be received are each fixed at the time a Fund enters into the commitment and no interest accrues to such Fund until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.

DISCLOSURE OF FUND HOLDINGS INFORMATION

      Each Fund has adopted a policy generally prohibiting the disclosure of portfolio holdings information to any person until after 30 calendar days have passed. The Trust posts a list of each Fund’s portfolio holdings monthly, with a 30-day lag, on the Funds’ web site, www.delawareinvestments.com. In addition, on a 10-day lag, we also make available on the web site a month-end summary listing of the number of each Fund’s securities, country and asset allocations, and top 10 securities and sectors by percentage of holdings for each Fund. This information is available publicly to any and all shareholders free of charge once posted on the web site by calling 800 523-1918.

     Other entities, including institutional investors and intermediaries that distribute the Funds’ shares, are generally treated similarly and are not provided with the Funds’ portfolio holdings in advance of when they are generally available to the public.

     The Funds may, from time to time, provide statistical data derived from publicly available information to third parties, such as shareholders, prospective shareholders, financial intermediaries, consultants, and ratings and ranking organizations.

      Third-party service providers and affiliated persons of the Funds are provided with the Funds’ portfolio holdings only to the extent necessary to perform services under agreements relating to the Funds. In accordance with the policy, third-party service providers who receive non-public portfolio holdings information on an ongoing basis are: the Manager’s affiliates (Delaware Management Business Trust, Delaware Service Company, Inc., and the Distributor) and the Funds’ independent registered public accounting firm, custodian, legal counsel, financial printer (DG3), and proxy voting service. These entities are obligated to keep such information confidential.

     Third-party rating and ranking organizations and consultants who have signed agreements (“Non-Disclosure Agreements”) with the Funds or the Manager may receive portfolio holdings information more quickly than the 30-day lag. The Non-Disclosure Agreements require that the receiving entity hold the information in the strictest confidence and prohibit the receiving entity from disclosing the information or trading on the information (either in Fund shares or in shares of the Funds’ portfolio securities). In addition, the receiving party must agree to provide copies of any research or reports generated using the portfolio holdings information in order to allow for monitoring of use of the information. Neither the Funds, the Manager, nor any affiliate receive any compensation or consideration with respect to these agreements.

     To protect shareholders’ interests and to avoid conflicts of interest, Non-Disclosure Agreements must be approved by a member of the Manager’s Legal Department and Compliance Department and any deviation in the use of the portfolio holdings information by the receiving party must be approved in writing by the Funds’ Chief Compliance Officer prior to such use.

     The Board will be notified of any substantial change to the foregoing procedures. The Board also receives an annual report from the Trust’s Chief Compliance Officer which, among other things, addresses the operation of the Trust’s procedures concerning the disclosure of portfolio holdings information.

MANAGEMENT OF THE TRUST

Officers and Trustees
      The business and affairs of the Trust are managed under the direction of its Board. Certain officers and Trustees of the Trust hold identical positions in each of the other Delaware Investments® Funds. As of January 18, 2011, the Trust’s officers and Trustees owned less than 1% of the outstanding shares of each Class of each Fund, except for the Institutional Class of Moderate Allocation Fund, in which they owned 2.01% of the outstanding shares.

     The Trust’s Trustees and principal officers are noted below along with their birth dates and their business experience for the past five years. The Trustees serve for indefinite terms until their resignation, death or removal.

Number of
			Principal	Funds in	Other
	Position(s)	Length of	Occupation(s)	Fund Complex	Directorships
Name, Address, and	Held with	Time	During	Overseen by	Held by
Birthdate	the Trust	Served	Past 5 Years	Trustee	Trustee
Interested Trustees
Patrick P. Coyne1	Chairman,	Chairman and	Patrick P. Coyne has served in	78	Director — Kaydon
2005 Market Street	President, Chief	Trustee since	various executive capacities at		Corp.
Philadelphia, PA 19103	Executive Officer,	August 2006	different times at Delaware
	and Trustee		Investments.2		Board of Governors
April 1963		President and			Member —
		Chief Executive			Investment Company
		Officer since			Institute (ICI)
August 2006
Finance Committee
Member — St. John
Vianney Roman
Catholic Church

Board of Trustees —
Agnes Irwin School

Member of
Investment
Committee — Cradle
of Liberty Council,
BSA
(2007–2010)

				Number of
			Principal	Fund in	Other
	Position(s)	Length of	Occupation(s)	Fund Complex	Directorships
Name, Address, and	Held with	Time	During	Overseen by	Held by
Birthdate	the Trust	Served	Past 5 Years	Trustee	Trustee
Independent Trustees
Thomas L. Bennett	Trustee	Since March	Private Investor —	78	Director — Bryn
2005 Market Street		2005	(March 2004–Present)		Mawr Bank Corp.
Philadelphia, PA 19103					(BMTC)
			Investment Manager —
October 1947			Morgan Stanley & Co.		Chairman of
			(January 1984–March 2004)		Investment
					Committee —
					Pennsylvania
					Academy of Fine
					Arts

					Investment
					Committee and
					Governance
					Committee Member
					— Pennsylvania
					Horticultural Society
John A. Fry	Trustee	Since January	President —	78	Director —
2005 Market Street		2001	Drexel University		Community Health
Philadelphia, PA 19103			(August 2010–Present)		Systems

May 1960			President —		Director — Ecore
			Franklin & Marshall College		International
			(July 2002–July 2010)		(2009–2010)

			Executive Vice President —		Director — Allied
			University of Pennsylvania		Barton Securities
			(April 1995–June 2002)		Holdings
					(2005–2008)
Anthony D. Knerr	Trustee	Since April	Founder and Managing Director	78	None
2005 Market Street		1990	— Anthony Knerr & Associates
Philadelphia, PA 19103			(Strategic Consulting)
			(1990–Present)
December 1938
Lucinda S. Landreth	Trustee	Since March	Chief Investment Officer —	78	None
2005 Market Street		2005	Assurant, Inc.
Philadelphia, PA 19103			(Insurance)
			(2002–2004)
June 1947
Ann R. Leven	Trustee	Since October	Consultant —	78	Director and Audit
2005 Market Street		1989	ARL Associates		Committee Chair —
Philadelphia, PA 19103			(Financial Planning)		Systemax Inc.
			(1983–Present)		(2001–2009)
November 1940
					Director and Audit
					Committee
					Chairperson —
					Andy Warhol
					Foundation
					(1999–2007)

				Number of
			Principal	Fund in	Other
	Position(s)	Length of	Occupation(s)	Fund Complex	Directorships
Name, Address, and	Held with	Time	During	Overseen by	Held by
Birthdate	the Trust	Served	Past 5 Years	Trustee	Trustee
Thomas F. Madison	Trustee	Since May	President and Chief Executive	78	Director and Chair
2005 Market Street		19973	Officer — MLM Partners, Inc.		of Compensation
Philadelphia, PA 19103			(Small Business Investing &		Committee,
			Consulting)		Governance
February 1936			(January 1993–Present)		Committee Member
					— CenterPoint
					Energy

					Lead Director and
					Chair of Audit and
					Governance
					Committees,
					Member of
					Compensation
					Committee —
					Digital River Inc.

					Director and Chair
					of Governance
					Committee, Audit
					Committee Member
					—
					Rimage Corporation

					Director and Chair
					of Compensation
					Committee —
					Spanlink
					Communications

					Lead Director and
					Member of
					Compensation and
					Governance
					Committees —
					Valmont Industries,
					Inc.
					(1987–2010)

					Director — Banner
					Health
					(1996–2007)
Janet L. Yeomans	Trustee	Since April	Vice President and Treasurer	78	Director —
2005 Market Street		1999	(January 2006–Present)		Okabena Company
Philadelphia, PA 19103
			Vice President — Mergers &
July 1948			Acquisitions
			(January 2003–January 2006),
			and Vice President
			(July 1995–January 2003)
			3M Corporation

Number of
			Principal	Fund in	Other
	Position(s)	Length of	Occupation(s)	Fund Complex	Directorships
Name, Address, and	Held with	Time	During	Overseen by	Held by
Birthdate	the Trust	Served	Past 5 Years	Trustee	Trustee
J. Richard Zecher	Trustee	Since March	Founder —	78	Director and Audit
2005 Market Street		2005	Investor Analytics		Committee
Philadelphia, PA 19103			(Risk Management)		Member —
			(May 1999–Present)		Investor Analytics
July 1940
			Founder —		Director —
			Sutton Asset Management		Oxigene Inc.
			(Hedge Fund)		(2003–2008)
(September 1996–Present)

Number of
			Principal	Fund in	Other
	Position(s)	Length of	Occupation(s)	Fund Complex	Directorships
Name, Address, and	Held with	Time	During	Overseen by	Held by
Birthdate	the Trust	Served	Past 5 Years	Officer	Officer
Officers
David F. Connor	Vice President,	Vice President	David F. Connor has served as	78	None4
2005 Market Street	Deputy General	since	Vice President and Deputy
Philadelphia, PA 19103	Counsel, and	September	General Counsel at Delaware
	Secretary	2000 and	Investments since 2000.
December 1963		Secretary since
October 2005
Daniel V. Geatens	Vice President and	Treasurer since	Daniel V. Geatens has served in	78	None4
2005 Market Street	Treasurer	October 2007	various capacities at different
Philadelphia, PA 19103			times at Delaware Investments.

October 1972
David P. O’Connor	Senior Vice	Senior Vice	David P. O’Connor has served in	78	None4
2005 Market Street	President, General	President,	various executive and legal
Philadelphia, PA 19103	Counsel, and Chief	General	capacities at different times at
	Legal Officer	Counsel, and	Delaware Investments.
February 1966		Chief Legal
Officer since
October 2005
Richard Salus	Senior Vice	Chief Financial	Richard Salus has served in	78	None4
2005 Market Street	President and	Officer since	various executive capacities at
Philadelphia, PA 19103	Chief Financial	November	different times at Delaware
	Officer	2006	Investments.
October 1963
1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Series’ Manager.
2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ Manager, principal underwriter, and transfer agent.
3 In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments® Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.
4 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment manager, principal underwriter, and transfer agent as the Series.

      The following table shows each Trustee’s ownership of shares of the Funds and of shares of all Delaware Investments® Funds as of December 31, 2009.

Aggregate Dollar Range of Equity Securities in All
	Dollar Range of Equity Securities in	Registered Investment Companies Overseen by Trustee in
Name	the Funds	Family of Investment Companies
Interested Trustee
Patrick P. Coyne	$10,001-$50,000	Over $100,000
(Delaware Moderate Allocation Fund)
Independent Trustee
Thomas Bennett	None	$10,001-$50,000
John A. Fry	None	Over $100,000
Anthony D. Knerr	None	Over $100,000
Lucinda S. Landreth	None	Over $100,000
Ann R. Leven	None	Over $100,000
Thomas F. Madison	$1 - $10,000	$10,001 - $50,000
Janet L. Yeomans	None	Over $100,000
J. Richard Zecher	None	$10,001-$50,000

      The following table describes the aggregate compensation received by the Trustees from the Trust and the total compensation received from the Delaware Investments® Funds for which he or she served as a Trustee/Director for the fiscal year ended September 30, 2010. Only the Trustees of the Trust who are not “interested persons” as defined by the 1940 Act (the “Independent Trustees”) receive compensation from the Trust.

			Total Compensation from the
		Retirement Benefits Accrued	Investment Companies in the
	Aggregate Compensation	as Part of	Delaware Investments®
Trustee	from the Trust	Fund Expenses	Complex1
Thomas L. Bennett	$2,955	None	$206,250
John A. Fry	$2,921	None	$203,750
Anthony D. Knerr	$2,883	None	$201,250
Lucinda S. Landreth	$2,525	None	$176,250
Ann R. Leven	$3,404	None	$237,500
Thomas F. Madison	$2,884	None	$201,250
Janet L. Yeomans	$2,632	None	$183,750
J. Richard Zecher	$2,705	None	$188,750

1	Effective January 1, 2011, each Independent Trustee/Director will receive an annual retainer fee of $131,250 for serving as a Trustee/Director for all 30 investment companies in the Delaware Investments® family, plus $10,000 per meeting for attending each Board Meeting in person held on behalf of all investment companies in the complex. Each Trustee shall also receive a $5,000 fee for attending telephonic meetings on behalf of the investments companies in the complex. Members of the Nominating and Corporate Governance Committee, Audit Committee, and Investments Committee receive additional compensation of $2,500 for each Committee meeting attended. In addition, the chairperson of the Audit Committee receives an annual retainer of $25,000, the chairperson of the Investments Committee receives an annual retainer of $20,000, and the chairperson of the Nominating and Corporate Governance Committee receives an annual retainer of $15,000. The Lead/Coordinating Trustee/Director of the Delaware Investments® Funds receives an additional annual retainer of $40,000.

Board Leadership Structure

     Common Board of Trustees/Directors: The business of the Trust is managed under the direction of its Board. The Trustees also serve on the Boards of all the other investment companies that comprise the Delaware Investments® Family of Funds. The Trustees believe that having a common Board for all funds in the complex is efficient and enhances the ability of the Board to address its responsibilities to each fund in the complex. The Trustees believe that the common board structure allows the Trustees to leverage their individual expertise and that their judgment is enhanced by being Trustees of all of the funds in the complex.

     Board Chairman: Mr. Coyne, who is an Interested Trustee, serves as the Chairman of the Board. The Board believes that it is beneficial to have a representative of Fund management as its Chairman. Mr. Coyne is President of the Manager and its other service provider affiliates and oversees the day-to-day investment and business affairs affecting the Manager and the Trust. Accordingly, his participation in the Board’s deliberations helps assure that the Board’s decisions are informed and appropriate. Mr. Coyne’s presence on the Board ensures that the Board’s decisions are accurately communicated to and implemented by Fund management.

     Coordinating Trustee: The Board designates one of the Independent Trustees to serve as Coordinating Trustee. The Coordinating Trustee, in consultation with Fund management, counsel and the other Trustees, proposes Board agenda topics, actively participates in developing Board meeting agendas, and ensures that appropriate and timely information is provided to the Board in connection with Board meetings. The Coordinating Trustee also conducts meetings of the Independent Trustees. The Coordinating Trustee also generally serves as a liaison between outside Trustees, the Chairman, Fund officers, and counsel, and is an ex officio member of the Nominating and Corporate Governance Committee.

     Size and composition of Board: The Board is currently comprised of nine Trustees. The Trustees believe that the current size of the Board is conducive to Board interaction, dialogue and debate, resulting in an effective decision-making body. The Board is comprised of Trustees with a variety of professional backgrounds. The Board believes that the skill sets of its members are complementary and add to the overall effectiveness of the Board. The Trustees regard diversity as an important consideration in the present composition of the Board and the selection of qualified candidates to fill vacancies on the Board.

     Committees: The Board has established several committees, each of which focuses on a particular substantive area and provides reports and recommendations to the full Board. The committee structure enables the Board to manage efficiently and effectively the large volume of information relevant to the Board’s oversight of the Trust. The committees benefit from the professional expertise of their members. At the same time, membership on a committee enhances the expertise of its members and benefits the overall effectiveness of the Board.

     The Board has the following committees:

      Audit Committee: This committee monitors accounting and financial reporting policies, practices and internal controls for the Trust. It also oversees the quality and objectivity of the Trust’s financial statements and the independent audit thereof, and acts as a liaison between the Trust’s independent registered public accounting firm and the full Boards. The Trust’s Audit Committee consists of the following Independent Trustees: Janet L. Yeomans, Chairperson; John A. Fry; and Thomas F. Madison. The Audit Committee held five meetings during the Trust’s last fiscal year.

      Nominating and Corporate Governance Committee: This committee recommends Board members, fills vacancies, and considers the qualifications of Board members. The committee also monitors the performance of counsel for the Independent Trustees. The committee will consider shareholder recommendations for nomination to the Board only in the event that there is a vacancy on the Board. Shareholders who wish to submit recommendations for nominations to the Board to fill a vacancy must submit their recommendations in writing to the Nominating and Corporate Governance Committee, c/o Delaware Investments® Funds at 2005 Market Street, Philadelphia, Pennsylvania 19103-7094. Shareholders should include appropriate information on the background and qualifications of any persons recommended (e.g., a resume), as well as the candidate’s contact information and a written consent from the candidate to serve if nominated and elected. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and such recommendations will be kept on file for consideration when there is a vacancy on the Board. The committee consists of the following five Independent Trustees: Lucinda S. Landreth, Chairperson; Thomas L. Bennett; Anthony D. Knerr (ex officio); Ann R. Leven; and J. Richard Zecher. The Nominating and Corporate Governance Committee held six meetings during the Trusts’ last fiscal year.

      Independent Trustee Committee: This committee develops and recommends to the Board a set of corporate governance principles and oversees the evaluation of the Board, their committees, and their activities. The committee is comprised of all of the Trust’s Independent Trustees. The Independent Trustee Committee held four meetings during the Trust’s last fiscal year.

     Investments Committee: The primary purposes of the Investments Committee are to: (i) assist the Board at their request in their oversight of the investment advisory services provided to the Trust by the Manager as well as any sub-advisors; (ii) review all proposed advisory and sub-advisory agreements for new funds or proposed amendments to existing agreements and to recommend what action the full Board and the Independent Trustees should take regarding the approval of all such proposed agreements; and (iii) review reports supplied by the Manager regarding investment performance, portfolio risk and expenses and to suggest changes to such reports. The Investments Committee consists of the following four Independent Trustees: Thomas L. Bennett, Chairman; Lucinda S. Landreth; Ann R. Leven; and J. Richard Zecher. The Investments Committee held four meetings during the Trust’s last fiscal year.

     Board role in risk oversight: The Board performs a risk oversight function for the Trust consisting, among other things, of the following activities: (1) receiving and reviewing reports related to the performance and operations of the Trust; (2) reviewing, approving, or modifying as applicable, the compliance policies and procedures of the Trust; (3) meeting with portfolio management teams to review investment strategies, techniques and the processes used to manage related risks; (4) addressing security valuation risk in connection with its review of fair valuation decisions made by Fund management pursuant to Board-approved procedures; (5) meeting with representatives of key service providers, including the Manager, the Distributor, the Transfer Agent, the custodian and the independent public accounting firm of the Trust, to review and discuss the activities of the Trust’s series and to provide direction with respect thereto; (6) engaging the services of the Trust’s Chief Compliance Officer to test the compliance procedures of the Trust and its service providers; and (7) requiring management’s periodic presentations on specified risk topics.

     The Trustees perform this risk oversight function throughout the year in connection with each quarterly Board meeting. The Trustees/Directors routinely discuss certain risk management topics with Fund management at the Board level and also through the standing committees of the Board. In addition to these recurring risk management discussions, Fund management raises other specific risk management issues relating to the Fund with the Trustees/Directors at Board and committee meetings. When discussing new product initiatives with the Board, Fund management also discusses risk – either the risks associated with the new proposals or the risks that the proposals are designed to mitigate. Fund management also provides periodic presentations to the Board to give the Trustees a general overview of how the Manager and its affiliates identify and manage risks pertinent to the Trust.

     The Audit Committee looks at specific risk management issues on an ongoing basis. The Audit Committee is responsible for certain aspects of risk oversight relating to financial statements, the valuation of the Trust’s assets, and certain compliance matters. In addition, the Audit Committee meets with the Manager’s internal audit and risk management personnel on a quarterly basis to review the reports on their examinations of functions and processes affecting the Trust.

      The Board’s other committees also play a role in assessing and managing risk. The Nominating and Corporate Governance Committee and the Independent Trustee Committee play a role in managing governance risk by developing and recommending to the Board corporate governance principles and, in the case of the Independent Trustee Committee, by overseeing the evaluation of the Board, its committees and its activities. The Investments Committee plays a significant role in assessing and managing risk through its oversight of investment performance, investment process, investment risk controls and Fund expenses.

     Because risk is inherent in the operation of any business endeavor, and particularly in connection with the making of financial investments, there can be no assurance that the Board of Trustees’ approach to risk oversight will be able to minimize or even mitigate any particular risk. Each Fund is designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.

Code of Ethics
     The Trust, the Manager, and the Distributor have adopted Codes of Ethics in compliance with the requirements of Rule 17j-1 under the 1940 Act, which govern personal securities transactions. Under the Codes of Ethics, persons subject to the Codes are permitted to engage in personal securities transactions, including securities that may be purchased or held by the Funds, subject to the requirements set forth in Rule 17j-1 under the 1940 Act and certain other procedures set forth in the applicable Code of Ethics. The Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting Policy
     The Trust has formally delegated to the Manager the responsibility for making all proxy voting decisions in relation to portfolio securities held by the Funds. If and when proxies need to be voted on behalf of the Funds, the Manager will vote such proxies pursuant to its Proxy Voting Policies and Procedures (the “Procedures”). The Manager has established a Proxy Voting Committee (the “Committee”), which is responsible for overseeing the Manager’s proxy voting process for the Funds. One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow the Manager to vote proxies in a manner consistent with the goal of voting in the best interests of the Funds.

      In order to facilitate the actual process of voting proxies, the Manager has contracted with Institutional Shareholder Services (“ISS”), a subsidiary of RiskMetrics Group (“RiskMetrics”, which is a subsidiary of MSCI Inc.), to analyze proxy statements on behalf of the Funds and the Manager’s other clients and vote proxies generally in accordance with the Procedures. The Committee is responsible for overseeing ISS/RiskMetrics’s proxy voting activities. If a proxy has been voted for the Funds, ISS/RiskMetrics will create a record of the vote. By no later than August 31 of each year, information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Trust’s web site at www.delawareinvestments.com; and (ii) on the SEC’s web site at www.sec.gov .

     The Procedures contain a general guideline stating that recommendations of company management on an issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. However, the Manager will normally vote against management’s position when it runs counter to its specific Proxy Voting Guidelines (the “Guidelines”), and the Manager will also vote against management’s recommendation when it believes that such position is not in the best interests of the Funds.

      As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the Funds. Some examples of the Guidelines are as follows: (i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii) generally vote against proposals to require a supermajority shareholder vote; (iii) votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value; (iv) generally vote against proposals at companies with more than one class of common stock to increase the number of authorized shares of the class that has superior voting rights; (v) generally vote re-incorporation proposals on a case-by-case basis; (vi) votes with respect to equity-based compensation plans are generally determined on a case-by-case basis; and (vii) generally vote for proposals requesting reports on the level of greenhouse gas emissions from a company’s operations and products.

     Because the Trust has delegated proxy voting to the Manager, the Funds are not expected to encounter any conflict of interest issues regarding proxy voting and therefore do not have procedures regarding this matter. However, the Manager does have a section in its Procedures that addresses the possibility of conflicts of interest. Most proxies that the Manager receives on behalf of the Funds are voted by ISS/RiskMetrics in accordance with the Procedures. Because almost all Fund proxies are voted by ISS/RiskMetrics pursuant to the predetermined Procedures, it normally will not be necessary for the Manager to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Manager during the proxy voting process. In the very limited instances where the Manager is considering voting a proxy contrary to ISS/RiskMetrics’s recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Manager or affiliated persons of the Manager. If a member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the Funds. The Committee will then review the proxy voting materials and recommendation provided by ISS/RiskMetrics and the independent third party to determine how to vote the issue in a manner that the Committee believes is consistent with the Procedures and in the best interests of the Funds.

INVESTMENT MANAGER AND OTHER SERVICE PROVIDERS

Investment Manager
     The Manager, located at 2005 Market Street, Philadelphia, PA 19103-7094, furnishes investment management services to the Funds, subject to the supervision and direction of the Board. The Manager also provides investment management services to all of the other Delaware Investments® Funds. Affiliates of the Manager also manage other investment accounts. While investment decisions for the Funds are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Funds. The Manager pays the salaries of all Trustees, officers and employees who are affiliated with both the Manager and the Trust.

      As of December 31, 2010, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $150 billion in assets in various institutional or separately managed, investment company, and insurance accounts. The Manager is a series of Delaware Management Business Trust, which is a subsidiary of Delaware Management Holdings, Inc. (“DMHI”). DMHI is a subsidiary, and subject to the ultimate control, of Macquarie Group, Ltd. (“Macquarie”). Macquarie is a Sydney, Australia-headquartered global provider of banking, financial, advisory, investment and funds management services. Delaware Investments is the marketing name for DMHI and its subsidiaries. The Manager and its affiliates own the name “Delaware Group.” Under certain circumstances, including the termination of the Trust’s advisory relationship with the Manager or its distribution relationship with the Distributor, the Manager and its affiliates could cause the Trust to remove the words “Delaware Group” from its name.

      The Investment Management Agreement for the Fund is dated January 4, 2010. The Agreement has an initial term of two years and may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board or by vote of a majority of the outstanding voting securities of each Fund, and only if the terms of and the renewal thereof have been approved by the vote of a majority of the Independent Trustees of the Trust who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable without penalty on 60 days’ notice by the Trustees of the Trust or by the Manager. The Agreement will terminate automatically in the event of its assignment.

      Pursuant to the Investment Management Agreement, each Fund pays an annual fee equal to 0.65% of each Fund’s average daily net assets for net assets up to $500 million; 0.60% of average daily net assets for net assets between $500 million and $1 billion; 0.55% of average daily net assets for assets between $1 billion and $2.5 billion; and 0.50% of average daily net assets for net assets above $2.5 billion.

     The investment management fees incurred for the last three fiscal years with respect to each Fund were as follows:

	2008	2009	2010
Equity Fund	n/a1	$551 earned	$7,296 earned
		$0 paid	$0 paid
		$551 waived	$7,296 waived
Growth Allocation Fund2	$122,889 earned	$281,618 earned	$405,149 earned
	$1,475 paid	$8,576 paid	$100,575 paid
	$121,414 waived	$273,042 waived	$304,574 waived
Moderate Allocation Fund2	$135,435 earned	$889,640 earned	$1,709,415 earned
	$32,834 paid	$557,952 paid	$1,213,978 paid
	$102,601 waived	$331,688 waived	$495,437 waived
Conservative Allocation Fund2	$115,121 earned	$302,441 earned	$490,094 earned
	$15,724 paid	$82,351 paid	$213,164 paid
	$99,397 waived	$220,090 waived	$276,930 waived

1	The Equity Fund commenced operations on August 31, 2009.
2	Prior to September 23, 2008, the Fund was organized to invest primarily in other Delaware Investments® Funds. As of September 24, 2008, the Fund has been restructured to invest in a combination of underlying securities representing a variety of asset classes and investment styles. The historical management fees presented above do not reflect these changes.

      The Manager has contracted to waive its investment advisory fees and/or pay Fund expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 0.95%, 0.90%, 0.90%, and 0.88% of the average daily net assets of the Equity Fund, Growth Allocation Fund, Moderate Allocation Fund, and Conservative Allocation Fund, respectively, from January 28, 2011 through January 30, 2012.

     Except for those expenses borne by the Manager under the Investment Management Agreements and the Distributor under the Distribution Agreement, each Fund is responsible for all of its own expenses. Among others, such expenses include the Fund’s proportionate share of certain administrative expenses; investment management fees; transfer and dividend disbursing fees and costs; accounting services; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

Distributor
      The Distributor, Delaware Distributors, L.P., located at 2005 Market Street, Philadelphia, PA 19103-7094, serves as the national distributor of the Funds’ shares under a Distribution Agreement dated January 4, 2010. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by the Fund Classes under their respective Rule 12b-1 Plans. The Distributor is an indirect subsidiary of DMHI and, therefore, of Macquarie. The Distributor has agreed to use its best efforts to sell shares of the Funds. See the Prospectuses for information on how to invest. Shares of the Funds are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Trust. The Distributor also serves as national distributor for the other Delaware Investments® Funds. The Board annually reviews fees paid to the Distributor.

     During the Funds’ last three fiscal years, the Distributor received net commissions from each Fund on behalf of its respective Class A shares, after reallowances to dealers, as follows:

Equity Fund
	Amount of	Total Amounts	Net
Fiscal	Underwriting	Re-allowed	Commission
Year Ended	Commission	To Dealers	To Distributor
9/30/10	$0	$0	$0
9/30/09	$0	$0	$0
9/30/081	n/a	n/a	n/a

1 The Equity Fund commenced operations on August 31, 2009.

Growth Allocation Fund
	Amount of	Total Amounts	Net
Fiscal	Underwriting	Re-allowed	Commission
Year Ended	Commission	To Dealers	to Distributor
9/30/10	$75,420	$63,459	$11,961
9/30/09	$56,152	$46,927	$9,225
9/30/08	$71,215	$60,234	$10,981

Moderate Allocation Fund
	Amount of	Total Amounts	Net
Fiscal	Underwriting	Re-allowed	Commission
Year Ended	Commission	To Dealers	to Distributor
9/30/10	$130,986	$109,704	$21,282
9/30/09	$68,589	$57,573	$11,016
9/30/08	$83,891	$69,577	$14,314

Conservative Allocation Fund
	Amount of	Total Amounts	Net
Fiscal	Underwriting	Re-allowed	Commission
Year Ended	Commission	To Dealers	To Distributor
9/30/10	$210,915	$178,142	$32,773
9/30/09	$62,335	$52,389	$9,946
9/30/08	$24,108	$19,983	$4,125

     During the Funds’ last three fiscal years, the Distributor received, in the aggregate, limited contingent deferred sales charge (“Limited CDSC”) payments with respect to Class A shares of the Funds and contingent deferred sales charge (“CDSC”) payments with respect to Class B and C Shares of the Funds as follows:

	Equity Fund
	Class A shares
Fiscal	Limited CDSC	Class C shares
Year Ended	Payments	CDSC Payments
9/30/10	$0	$0
9/30/09	$0	$0
9/30/081	n/a	n/a

1 The Equity Fund commenced operations on August 31, 2009.

	Growth Allocation Fund
	Class A shares
Fiscal	Limited CDSC	Class B shares	Class C shares
Year Ended	Payments	CDSC Payments	CDSC Payments
9/30/10	$0	$3,789	$1,008
9/30/09	$0	$5,720	$347
9/30/08	$18	$3,343	$745

	Moderate Allocation Fund
	Class A shares
Fiscal	Limited CDSC	Class B shares	Class C shares
Year Ended	Payments	CDSC Payments	CDSC Payments
9/30/10	$0	$6,020	$1,078
9/30/09	$0	$6,922	$1,439
9/30/08	$0	$6,639	$288

	Conservative Allocation Fund
	Class A shares
Fiscal	Limited CDSC	Class B shares	Class C shares
Year Ended	Payments	CDSC Payments	CDSC Payments
9/30/10	$0	$1,629	$999
9/30/09	$0	$1,768	$672
9/30/08	$6	$1,519	$225

Transfer Agent
     Delaware Service Company, Inc. (“DSC”), an affiliate of the Manager, is located at 2005 Market Street, Philadelphia, PA 19103-7094, and serves as the Funds’ shareholder servicing, dividend disbursing, and transfer agent (the “Transfer Agent”) pursuant to Shareholder Services Agreement dated April 19, 2001, as amended June 26, 2001. The Transfer Agent is an indirect subsidiary of DMHI. The Transfer Agent also acts as shareholder servicing, dividend disbursing, and transfer agent for other Delaware Investments® Funds. The Transfer Agent is paid a fee by the Funds for providing these services consisting of an annual per account charge of $11.00 for each open and $6.50 for each closed account on its records and each account held on a subaccounting system maintained by firms that hold accounts on an omnibus basis.

     These charges are assessed monthly on a pro rata basis and determined by using the number of shareholder and retirement accounts maintained as of the last calendar day of each month. Compensation is fixed each year and approved by the Board, including a majority of the Independent Trustees.

     Each Fund has authorized, in addition to the Transfer Agent, one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on behalf of each Fund. For purposes of pricing, each Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, accepts the order.

     DST Systems, Inc. (“DST”) provides sub-transfer agency services to the Funds. In connection with these services, DST administers the overnight investment of cash pending investment in the Funds or payment of redemptions. The proceeds of this investment program are used to offset the Funds’ transfer agency expenses.

Fund Accountants
     Effective October 1, 2007, The Bank of New York Mellon Bank (“BNY Mellon”), One Wall Street, New York, NY 10286-0001, provides fund accounting and financial administration services to each Fund. Those services include performing functions related to calculating each Fund’s NAV and providing financial reporting information, regulatory compliance testing and other related accounting services. For these services, each Fund pays BNY Mellon an asset-based fee, subject to certain fee minimums plus certain out-of-pocket expenses and transactional charges. Effective October 1, 2007, DSC provides fund accounting and financial administration oversight services to the Funds. Those services include overseeing the Funds’ pricing process, the calculation and payment of fund expenses, and financial reporting in shareholder reports, registration statements and other regulatory filings. DSC also manages the process for the payment of dividends and distributions and the dissemination of Fund NAVs and performance data. For these services, each Fund pays DSC an asset-based fee, plus certain out-of-pocket expenses and transactional charges. The fees payable to BNY Mellon and DSC under the service agreements described above will be allocated among all funds in the Delaware Investments® Family of Funds on a relative NAV basis. Prior to October 1, 2007, DSC provided fund accounting and financial administration services to the Delaware Investments® Funds at an annual rate of 0.04% of each such Fund’s average daily net assets.

     During the fiscal year ended September 30, 2007, the Growth Allocation, Moderate Allocation, and Conservative Allocation Funds paid DSC the following amounts for fund accounting and financial administration services: $48,411.

      During the period from October 1, 2007 to September 30, 2008 and the fiscal years ended September 30, 2009 and 2010, the Funds paid the following amount to BNY Mellon for fund accounting and financial administration services: $50,518; $79,383; and $139,642.

     During the period from October 1, 2007 to September 30, 2008 and the fiscal years ended September 30, 2009 and 2010, the Funds paid the following amount to DSC for fund accounting and financial administration oversight services: $7,217; $11,340; and $20,086.

Custodian
     BNY Mellon also serves as the custodian of the Funds’ securities and cash. As custodian for each Fund, BNY Mellon maintains a separate account or accounts for each Fund; receives, holds, and releases Fund securities on account of each Fund; receives and disburses money on behalf of each Fund; and collects and receives income and other payments and distributions on account of each Fund’s Fund securities. BNY Mellon also serves as the Funds’ custodian for their investments in foreign securities.

Legal Counsel
     Stradley Ronon Stevens & Young, LLP serves as the Trust’s legal counsel.

FUND MANAGERS

Other Accounts Managed
 The following chart lists certain information about types of other accounts for which each Fund manager is primarily responsible as of September 30, 2010. Any accounts managed in a personal capacity appear under “Other Accounts” along with the other accounts managed on a professional basis. The personal account information is current as of June 30, 2010.

			No. of Accounts	Total Assets in
			with	Accounts with
	No. of	Total Assets	Performance-	Performance-
	Accounts	Managed	Based Fees	Based Fees
Michael J. Hogan
Registered Investment
Companies	5	$865.0 million	0	$0
Other Pooled Investment
Vehicles	0	$0	0	$0
Other Accounts	4	$278.8 million	0	$0
Paul Grillo
Registered Investment
Companies	16	$14.0 billion	0	$0
Other Pooled Investment
Vehicles	0	$0	0	$0
Other Accounts	23	$3.0 billion	0	$0
Sharon Hill
Registered Investment
Companies	5	$865.0 million	0	$0
Other Pooled Investment
Vehicles	0	$0	0	$0
Other Accounts	5	$279.6 million	0	$0
Francis X. Morris
Registered Investment
Companies	9	$2.0 billion	0	$0
Other Pooled Investment
Vehicles	0	$0	0	$0
Other Accounts	15	$1.7 billion	0	$0
Babak Zenouzi
Registered Investment
Companies	13	$2.1 billion	0	$0
Other Pooled Investment
Vehicles	0	$0	0	$0
Other Accounts	6	$381.4 million	0	$0

*Accounts fully comprised of mutual fund holdings.

Description of Material Conflicts of Interest
     Individual Fund managers may perform investment management services for other funds or accounts similar to those provided to the Funds and the investment action for such other fund or account and the Funds may differ. For example, an account or fund may be selling a security, while another account or a Fund may be purchasing or holding the same security. As a result, transactions executed for one fund or account may adversely affect the value of securities held by another fund, account or a Fund. Additionally, the management of multiple other funds or accounts and the Funds may give rise to potential conflicts of interest, as a Fund manager must allocate time and effort to multiple funds or accounts and the Funds. A Fund manager may discover an investment opportunity that may be suitable for more than one fund or account. The investment opportunity may be limited, however, so that all funds or accounts for which the investment would be suitable may not be able to participate. The Manager has adopted procedures designed to allocate investments fairly across multiple funds or accounts.

     One of the accounts managed by Mr. Morris has a performance-based fee. This compensation structure presents a potential conflict of interest. The Fund manager has an incentive to manage such account so as to enhance its performance, to the possible detriment of other accounts for which the Manager does not receive a performance-based fee.

     A Fund manager’s management of personal accounts also may present certain conflicts of interest. While Manager’s code of ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

Compensation Structure
     Each Fund’s manager’s compensation consists of the following:

     Base Salary. Each named Fund manager receives a fixed base salary. Salaries are determined by a comparison to industry data prepared by third parties to ensure that Fund manager salaries are in line with salaries paid at peer investment advisory firms.

     Bonus.

     Core Equity & REITS (Messrs. Morris and Zenouzi): Each named portfolio manager is eligible to receive an annual cash bonus. The bonus pool is determined by the revenues associated with the products a portfolio manager manages. Delaware keeps a percentage of the revenues and the remaining percentage of revenues (minus appropriate expenses associated with relevant product and the investment management team) create the "bonus pool" for the product. Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributor having the largest share. The pool is allotted based on subjective factors (50%) and objective factors (50%). The primary objective factor is the performance of the funds managed relative to the performance of the appropriate Lipper peer groups and the performance of institutional composites relative to the appropriate indices. Performance is measured as the result of one's standing in the Lipper peer groups on a one-year, three-year and five-year basis. Three-year and five-year performance is weighted more heavily and there is no objective award for a fund whose performance falls below the 50th percentile for a given time period.

     Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.

     Fixed Income (Messrs. Hogan and Grillo and Ms. Hill): Due to transitioning of responsibilities of our fixed income managers over the past year, some of the managers’ bonuses may have been guaranteed for the past year. It is anticipated that going forward an objective component will be added to the bonus for each manager that is reflective of account performance relative to an appropriate peer group or database. The following paragraph describes the structure of the non-guaranteed bonus.

     Each portfolio manager is eligible to receive an annual cash bonus, which is based on quantitative and qualitative factors. There is one pool for bonus payments for the fixed income department. The amount of the pool for bonus payments is determined by assets managed (including investment companies, insurance product-related accounts and other separate accounts), management fees and related expenses (including fund waiver expenses) for registered investment companies, pooled vehicles, and managed separate accounts. Generally, 60%-75% of the bonus is quantitatively determined. For more senior portfolio managers, a higher percentage of the bonus is quantitatively determined. For investment companies, each manager is compensated according the Fund’s Lipper or Morningstar peer group percentile ranking on a one-year, three-year, and five-year basis, with longer-term performance more heavily weighted. For managed separate accounts the portfolio managers are compensated according to the composite percentile ranking against the Frank Russell and Callan Associates databases (or similar sources of relative performance data) on a one-year, three-year, and five-year basis, with longer term performance more heavily weighted. There is no objective award for a fund that falls below the 50th percentile, but incentives reach maximum potential at the 25th-30th percentile. There is a sliding scale for investment companies that are ranked above the 50th percentile. The remaining 25%-40% portion of the bonus is discretionary as determined by Delaware Investments and takes into account subjective factors.

     For new and recently transitioned portfolio managers, the compensation may be weighted more heavily towards a portfolio manager’s actual contribution and ability to influence performance, rather than longer-term performance. Management intends to move the compensation structure towards longer-term performance for these portfolio managers over time.

     Incentive Plan/Equity Compensation Plan — Portfolio managers may be awarded options, stock appreciation rights, restricted stock awards, restricted stock units, deferred stock units, and performance awards (collectively, “Awards”) relating to the underlying shares of common stock of Delaware Investments U.S., Inc. pursuant to the terms of the Delaware Investments U.S., Inc. 2009 Incentive Compensation Plan (the “Plan”) established on March 24, 2009. Since the establishment of the Plan, Awards are no longer granted under the Amended and Restated Delaware Investments U.S., Inc. Incentive Compensation Plan effective December 26, 2008, which was established in 2001.

      The Plan was established in order to: assist the Manager in attracting, retaining, and rewarding key employees of the company; enable such employees to acquire or increase an equity interest in the company in order to align the interest of such employees and the Manager; and provide such employees with incentives to expend their maximum efforts. Subject to the terms of the Plan and applicable award agreements, Awards typically vest in 25% increments on a four-year schedule, and shares of common stock underlying the Awards are issued after vesting. Shares issued typically must be held for six months and one day, after which time the stockholder may put them back to the company, subject to any applicable holding requirements. The fair market value of the shares of Delaware Investments U.S., Inc., is normally determined as of each March 31, June 30, September 30, and December 31. The fair market value of shares of common stock underlying Awards granted on or after December 26, 2008 is determined by an independent appraiser utilizing an appraisal valuation methodology in compliance with Section 409A of the Internal Revenue Code and the regulations promulgated thereunder.

     Other Compensation — Portfolio managers may also participate in benefit plans and programs available generally to all employees.

Ownership of Securities
      As of September 30, 2010, the Fund managers beneficially owned shares in the Funds as described below.

Name	Dollar Range of Equity Securities in the Funds
Portfolio Manager
Michael J. Hogan	$10,001 - $50,000
(Delaware Growth Allocation Fund Institutional shares)
Francis X. Morris	$50,001-$100,000
(Delaware Moderate Allocation Fund Institutional shares)
Paul Grillo	None
Babak Zenouzi	None
Sharon Hill	None

Note: The ranges for fund share ownership by the portfolio managers are: none; $1-10,000; $10,001-$50,000; $50,001-100,000; $100,001-500,000; $500,001-$1 million; over $1 million.

TRADING PRACTICES AND BROKERAGE

     The Manager selects broker/dealers to execute transactions on behalf of each Fund for the purchase or sale of Fund securities on the basis of its judgment of their professional capability to provide the service. The primary consideration in selecting broker/dealers is to seek those broker/dealers who will provide best execution for the Funds. Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the account on the transaction. Some trades are made on a net basis where the Funds either buy securities directly from the dealer or sell them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price), which is the equivalent of a commission. When a commission is paid, a Fund pays reasonable brokerage commission rates based upon the professional knowledge of the Manager’s trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, a Fund pays a minimal share transaction cost when the transaction presents no difficulty.

     During the past three fiscal years, the aggregate dollar amounts of brokerage commissions paid by the Funds were as follows:

Brokerage Commissions
	9/30/10	9/30/09	9/30/08
Equity Fund	$632	None	None
Conservative Allocation Fund	$33,964	None	None
Moderate Allocation Fund	$155,384	None	None
Growth Allocation Fund	$60,973	None	None

     Subject to best execution and Rule 12b-1(h) under the 1940 Act, the Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to broker/dealers who provide brokerage and research services. These services include providing advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities, or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more mutual funds and separate accounts managed by it, and may not be used, or used exclusively, with respect to the mutual fund or separate account generating the brokerage.

     As provided in the Securities Exchange Act of 1934, as amended, and the Funds’ Investment Management Agreements, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services, if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions directed to broker/dealers who provide such brokerage and research services may result in the Funds paying higher commissions, the Manager believes that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager that constitute, in some part, brokerage and research services used by the Manager in connection with its investment decision-making process and constitute, in some part, services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions that generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to each Fund and to other Delaware Investments® Funds. Subject to best execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

     During the fiscal year ended September 30, 2010, no brokerage commissions were directed to brokers for brokerage and research services for the Funds.

     As of September 30, 2010, the Funds owned securities of their regular broker/dealers, as defined in Rule 10b-1 under the 1940 Act, or such broker/dealers’ parents, in the following amounts:

Fund	Regular Broker/Dealer	Amount
Equity Fund	Bank of New York Mellon	$11,497
	JP Morgan Chase	$3,350

Growth Allocation Fund	Bank Of New York Mellon	$670,284
	Goldman Sachs Group Inc	$89,440
	JP Morgan Chase	$401,323
	USB Capital Ix	$51,675
	Wells Fargo	$215,284

Moderate Allocation Fund	Bank Of New York Mellon	$1,775,095
	Goldman Sachs	$711,192
	JP Morgan Chase	$1,319,838
	USB Capital	$270,300
	Wachovia	$405,154
	Wells Fargo	$637,718

Conservative Allocation Fund	Bank Of New York Mellon	$438,400
	Goldman Sachs	$310,876
	JP Morgan Chase	$550,819
	Wells Fargo	$228,152

     The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and the Trust’s Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

     Consistent with Financial Industry Regulatory Authority (“FINRA”) rules, and subject to seeking best execution, the Manager may place orders with broker/dealers that have agreed to defray certain Fund expenses, such as custodian fees.

     The Trust has the authority to participate in a commission recapture program. Under the program, and subject to seeking best execution (as described in the first paragraph of this section), the Funds may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Any such commission rebates will be included as a realized gain on securities in the appropriate financial statements of the Funds. The Manager and its affiliates have previously and may in the future act as an investment manager to mutual funds or separate accounts affiliated with the administrator of the commission recapture program. In addition, affiliates of the administrator act as consultants in helping institutional clients choose investment managers and may also participate in other types of businesses and provide other services in the investment management industry.

CAPITAL STRUCTURE

Capitalization
     The Trust currently has authorized, and allocated to each Class of each Fund, an unlimited number of shares of beneficial interest with no par value allocated to each Class of each Fund. All shares are, when issued in accordance with the Trust’s registration statement (as amended from time to time), governing instruments and applicable law, fully paid and non-assessable. Shares do not have preemptive rights. All shares of a Fund represent an undivided proportionate interest in the assets of such Fund. Shares of the Institutional Class may not vote on any matter that affects the Fund Classes’ Distribution Plans under Rule 12b-1. Similarly, as a general matter, shareholders of Fund Classes may vote only on matters affecting their respective Class, including the Fund Classes’ Rule 12b-1 Plans that relate to the Class of shares that they hold. However, each Fund’s Class B shares may vote on any proposal to increase materially the fees to be paid by such Fund under the Rule 12b-1 Plan relating to its Class A shares. Except for the foregoing, each share Class has the same voting and other rights and preferences as the other Classes of a Fund. General expenses of each Fund will be allocated on a pro-rata basis to the classes according to asset size, except that expenses of the Fund Classes’ Rule 12b-1 Plans will be allocated solely to those classes.

     Prior to September 1, 2005, Moderate Allocation Fund, Growth Allocation Fund and Conservative Allocation Fund were known as the Delaware Balanced Allocation Portfolio, Delaware Growth Allocation Portfolio and Delaware Income Allocation Portfolio, respectively. Prior to August 21, 2009, Growth Allocation Fund, Moderate Allocation Fund, and Conservative Allocation Fund were known as Delaware Aggressive Allocation Portfolio, Delaware Moderate Allocation Portfolio, and Delaware Conservative Allocation Portfolio, respectively. Class R shares of the Funds first were offered on June 1, 2003. The Trust established Delaware Foundation Equity Fund on August 14, 2009.

Non cumulative Voting
     The Trust’s shares have non cumulative voting rights, which means that the holders of more than 50% of the shares of the Trust voting for the election of Trustees can elect all of the Trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

PURCHASING SHARES

     As of May 31, 2007, the Growth Allocation, Moderate Allocation, and Conservative Allocation Funds ceased to permit new or subsequent investments, including investments through automatic investment plans and by qualified retirement plans (such as 401(k) or 457 plans), in Class B shares in any of the Funds, except through a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Delaware Investments® Fund for Class B shares of another Delaware Investments Fund®, as permitted by existing exchange privileges. The Equity Fund does not offer Class B shares.

     For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B Share attributes, including the CDSC schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. You will be notified via Supplement if there are any changes to these attributes, sales charges, or fees.

General Information
     Shares of the Funds are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Trust. The Trust reserves the right to suspend sales of Fund shares, and reject any order for the purchase of Fund shares if in the opinion of management such rejection is in a Fund’s best interest. The minimum initial investment generally is $1,000 for Class A shares, Class B shares and Class C shares. Subsequent purchases of such Classes generally must be at least $100. The initial and subsequent investment minimums for Class A shares will be waived for purchases by officers, Trustees and employees of any Delaware Investments® Fund, the Manager or any of the Manager’s affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an automatic investing plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. There are no minimum purchase requirements for Class R and the Institutional Classes, but certain eligibility requirements must be met.

     You may purchase up to $1 million of Class C shares of the Funds. See “Investment Plans” for purchase limitations applicable to retirement plans. The Trust will reject any purchase order for $1 million or more of Class C shares. An investor should keep in mind that reduced front-end sales charges apply to investments of $50,000 or more in Class A shares, and that Class A shares are subject to lower annual Rule 12b-1 Plan expenses than Class B shares and Class C shares and generally are not subject to a CDSC.

     Selling dealers are responsible for transmitting orders promptly. Each Fund reserves the right to reject any order for the purchase of its shares if in the opinion of management such rejection is in such Fund’s best interest. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. A Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any Delaware Investments® Funds. Each Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

     Each Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund may charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

     Each Fund also reserves the right, upon 60 days’ written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

     FINRA has adopted amendments to its Conduct Rules, relating to investment company sales charges. The Trust and the Distributor intend to operate in compliance with these rules.

     Certificates representing shares purchased are not ordinarily issued. Certificates were previously issued for Class A shares and Institutional Class Shares of the Funds. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder’s account on the books maintained by the Transfer Agent. The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor will be permitted to obtain a certificate in certain limited circumstances that are approved by an appropriate officer of the Trust. No charge is assessed by the Trust for any certificate issued. The Trust does not intend to issue replacement certificates for lost or stolen certificates, except in certain limited circumstances that are approved by an appropriate officer of the Trust. In those circumstances, a shareholder may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact the Trust for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor’s certificate(s) must accompany such request.

     Accounts of certain omnibus accounts and managed or asset-allocation programs may be opened below the minimum stated account balance and may maintain balances that are below the minimum stated account balance without incurring a service fee or being subject to involuntary redemption.

Alternative Purchase Arrangements – Class A, Class B (excluding the Equity Fund), and Class C shares
     The alternative purchase arrangements of the Fund Classes’ Shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Please note that as of May 31, 2007, each of the Funds ceased to permit new or subsequent investments, including through automatic investment plans and by qualified retirement plans (such as 401(k) or 457 plans), in Class B shares in any of the Funds, except through a reinvestment of dividends or capital gains or permitted exchanges. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A shares and incur a front-end sales charge and annual Rule 12b-1 Plan expenses of up to a maximum of 0.30% of the average daily net assets of Class A shares, or to purchase Class C shares and have the entire initial purchase amount invested in a Fund with the investment thereafter subject to a CDSC and annual Rule 12b-1 Plan expenses. Class B shares are subject to a CDSC if the shares are redeemed within six years of purchase, and Class C shares are subject to a CDSC if the shares are redeemed within 12 months of purchase. Class B and Class C shares are each subject to annual Rule 12b-1 Plan expenses of up to a maximum of 1.00% (0.25% of which is a service fee to be paid to the Distributor, dealers, or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of the respective Class. Class B shares will automatically convert to Class A shares at the end of approximately eight years after purchase and, thereafter, be subject to Class A shares’ annual Rule 12b-1 Plan expenses. Unlike Class B shares, Class C shares do not convert to another Class.

     The higher Rule 12b-1 Plan expenses on Class B shares and Class C shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In addition, the effect of any return earned on such additional money will diminish over time.

     Class R shares have no front-end sales charge and are not subject to a CDSC, but incur annual Rule 12b-1 expenses of up to a maximum of 0.60%. Class A shares generally are not available for purchase by anyone qualified to purchase Class R shares.

     In comparing Class C shares to Class R shares, investors should consider the higher Rule 12b-1 Plan expenses on Class C shares. Investors also should consider the fact that Class R shares do not have a front-end sales charge and, unlike Class C shares, are not subject to a CDSC.

     For the distribution and related services provided to, and the expenses borne on behalf of, a Fund, the Distributor, and others will be paid, in the case of Class A shares, from the proceeds of the front-end sales charge and Rule 12b-1 Plan fees, in the case of Class B shares and Class C shares, from the proceeds of the Rule 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption, and in the case of Class R shares, from the proceeds of the Rule 12b-1 Plan fees. Financial advisors may receive different compensation for selling Class A shares, Class B shares, Class C shares, and Class R shares. Investors should understand that the purpose and function of the respective Rule 12b-1 Plans (including for Class R shares) and the CDSCs applicable to Class B shares and Class C shares are the same as those of the Rule 12b-1 Plan and the front-end sales charge applicable to Class A shares in that such fees and charges are used to finance the distribution of the respective Classes. See “Plans Under Rule 12b-1 for the Fund Classes” below.

     Dividends, if any, paid on Fund Classes and Institutional Shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except that the additional amount of Rule 12b-1 Plan expenses relating to the Fund Classes will be borne exclusively by the shares of such Fund Class. See “Determining Offering Price and Net Asset Value” below.

     Class A shares: Purchases of $50,000 or more of Class A shares at the offering price carry reduced front-end sales charges as shown in the table in the Fund Classes’ Prospectuses, and may include a series of purchases over a 13-month period under a letter of intent signed by the purchaser. See “Special Purchase Features – Class A shares” below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

     From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may re-allow to dealers up to the full amount of the front-end sales charge. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

Class A Broker Exchanges
      Class A shares purchased by accounts participating in certain programs sponsored by and/or controlled by financial intermediaries (“Programs”) may be exchanged by the financial intermediary on behalf of the shareholder for Institutional Class shares of a Fund under certain circumstances, including such Program’s eligibility to purchase Institutional Class shares of the Fund. Such exchange will be on the basis of the net asset value per share, without the imposition of any sales load, fee or other charge.

     If a shareholder of Institutional Class shares has ceased his or her participation in the Program, the financial intermediary may exchange all such Institutional Class shares for Class A shares of a Fund. Such exchange will be on the basis of the relative net asset values of the shares, without imposition of any sales load, fee or other charge. Holders of Class A shares that were sold without a front-end sales load but for which the Distributor has paid a commission to a financial intermediary are generally not eligible for this exchange privilege until two years after the purchase of such Class A shares.

     Exchange of Class A shares for Institutional Class shares of the same Fund, or the exchange of Institutional Class shares for Class A shares of the same Fund, under these particular circumstances, will be tax-free for federal income tax purposes. You should also consult with your tax advisor regarding the state and local tax consequences of such an exchange of Fund shares.

     This exchange privilege is subject to termination and may be amended from time to time.

Class C Broker Exchanges
      Class C shares purchased by accounts participating in Programs may be exchanged by the financial intermediary on behalf of the shareholder for Institutional Class shares of a Fund under certain circumstances, including such Program’s eligibility to purchase Institutional Class shares of a Fund. Such exchange will be on the basis of the net asset values per share, without the imposition of any sales load, fee or other charge.

     If a shareholder of Institutional Class shares has ceased his or her participation in the Program, the financial intermediary may exchange all such Institutional Class shares for Class C shares of the Fund. Such exchange will be on the basis of the relative net asset values of the shares, without imposition of any sales load, fee or other charge.

     Holders of Class C shares that are subject to a CDSC are generally not eligible for this exchange privilege until the applicable CDSC period has expired. The applicable CDSC period is generally one year after the purchase of such Class C shares.

     Exchanges of Class C shares for Institutional Class shares of the same Fund, or the exchange of Institutional Class shares for Class C shares of the same Fund, under these particular circumstances, will be tax-free for federal income tax purposes. You should also consult with your tax advisor regarding the state and local tax consequences of such an exchange of Fund shares.

     This exchange privilege is subject to termination and may be amended from time to time.

Dealer’s Commission
     As described in the Fund Classes’ Prospectuses, for initial purchases of Class A shares of $1 million or more, a dealer’s commission may be paid by the Distributor to financial advisors through whom such purchases are effected.

     In determining a financial advisor’s eligibility for the dealer’s commission, purchases of Class A shares of other Delaware Investments® Funds to which a Limited CDSC applies (see “Contingent Deferred Sales Charge for Certain Redemptions of Class A shares Purchased at Net Asset Value” under “Redemption and Exchange” below) may be aggregated with those of the Class A shares of a Fund. Financial advisors also may be eligible for a dealer’s commission in connection with certain purchases made under a letter of intent or pursuant to an investor’s right of accumulation. Financial advisors should contact the Distributor concerning the applicability and calculation of the dealer’s commission in the case of combined purchases.

     An exchange from other Delaware Investments® Funds will not qualify for payment of the dealer’s commission, unless a dealer’s commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer’s commission are subject to change or termination at any time by the Distributor at its discretion.

Deferred Sales Charge Alternative - Class B Shares (excluding the Equity Fund)
     Class B shares were previously available for purchase at NAV without a front-end sales charge and, as a result, the full amount of the investor’s purchase payment was invested in Fund shares. As discussed below, however, Class B shares are subject to annual Rule 12b-1 Plan expenses and, if redeemed within six years of purchase, a CDSC.

     Proceeds from the CDSC and the annual Rule 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B shares. These payments support the compensation paid to dealers or brokers for selling Class B shares. Payments to the Distributor and others under the Class B Rule 12b-1 Plan may be in an amount equal to no more than 1.00% annually. The combination of the CDSC and the proceeds of the Rule 12b-1 Plan fees made it possible for a Fund to sell Class B shares without deducting a front-end sales charge at the time of purchase.

     Holders of Class B shares who exercise the exchange privilege will continue to be subject to the CDSC schedule for Class B shares described in this Part B, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for Class B shares acquired as a result of the exchange. See “Redemption and Exchange” below.

Automatic Conversion of Class B Shares
     Class B shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion to Class A shares. Conversions of Class B shares to Class A shares will occur only four times in any calendar year, on the 18th day or next business day of March, June, September, and December (each, a “Conversion Date”). A business day is any day that the New York Stock Exchange (“NYSE”) is open for business (“Business Day”). If the eighth anniversary after a purchase of Class B shares falls on a Conversion Date, an investor’s Class B shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor’s Class B shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder’s eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert to Class A shares.

     Class B shares of a Fund acquired through a reinvestment of dividends will convert to the corresponding Class A shares of that Fund (or, in the case of Delaware Group Cash Reserve, the Consultant Class) pro-rata with Class B shares of that Fund not acquired through dividend reinvestment.

     All such automatic conversions of Class B shares will constitute tax-free exchanges for federal income tax purposes.

Level Sales Charge Alternative - Class C Shares
     Class C shares may be purchased at NAV without a front-end sales charge and, as a result, the full amount of the investor’s purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class C shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, Class C shares are subject to annual Rule 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

     Proceeds from the CDSC and the annual Rule 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C shares. These payments support the compensation paid to dealers or brokers for selling Class C shares. Payments to the Distributor and others under the Class C Rule 12b-1 Plan may be in an amount equal to no more than 1% annually.

     Holders of Class C shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class C shares as described in this Part B. See “Redemption and Exchange.”

Plans under Rule 12b-1 for the Fund Classes
     Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a plan for each of the Fund Classes of each Fund (the “Plans”). Each Plan permits the relevant Fund to pay for certain distribution, promotional, and related expenses involved in the marketing of only the Class of Shares to which the Plan applies. The Plans do not apply to Institutional Classes. Such shares are not included in calculating the Plans’ fees, and the Plans are not used to assist in the distribution and marketing of the Institutional Classes’ Shares. Shareholders of the Institutional Classes may not vote on matters affecting the Plans.

     The Plans permit a Fund, pursuant to its Distribution Agreement, to pay out of the assets of the Fund Classes monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel; holding special promotions for specified periods of time; and paying distribution and maintenance fees to brokers, dealers, and others. In connection with the promotion of shares of the Fund Classes, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with pre-approved seminars, conferences, and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of pre-approved sales contests and/or to dealers who provide extra training and information concerning the Fund Classes and increase sales of the Fund Classes. The Plan expenses relating to Class B shares and Class C shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

     The Plans do not limit fees to amounts actually expended by the Distributor. It is therefore possible that the Distributor may realize a profit in any particular year. However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plans. The Distributor may, however, incur such additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Fund Classes. The monthly fees paid to the Distributor under the Plans are subject to the review and approval of the Trust’s Independent Trustees, who may reduce the fees or terminate the Plans at any time.

     All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of the Fund Classes would be borne by such persons without any reimbursement from such Fund Classes. Consistent with the requirements of Rule 12b-1(h) under the 1940 Act and subject to seeking best execution, a Fund may, from time to time, buy or sell Fund securities from, or to, firms that receive payments under the Plans.

     From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

     The Plans and the Distribution Agreements, as amended, have all been approved by the Board, including a majority of the Independent Trustees who have no direct or indirect financial interest in the Plans and the Distribution Agreements, by a vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Agreements. Continuation of the Plans and the Distribution Agreements, as amended, must be approved annually by the Board in the same manner as specified above.

     Each year, the Board must determine whether continuation of the Plans is in the best interest of shareholders of the Fund Classes and that there is a reasonable likelihood of each Plan providing a benefit to its respective Fund Class. The Plans and the Distribution Agreement, as amended, may be terminated with respect to a Fund Class at any time without penalty by a majority of Independent Trustees who have no direct or indirect financial interest in the Plans and the Distribution Agreement, or by a majority vote of the relevant Fund Class’ outstanding voting securities. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the relevant Fund Class’ outstanding voting securities, as well as by a majority vote of Independent Trustees who have no direct or indirect financial interest in the Plans or Distribution Agreement. With respect to the Funds’ Class A shares plans, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of the Funds’ Class B shares. Also, any other material amendment to the Plans must be approved by a majority vote of the Board, including a majority of Independent Trustees who have no direct or indirect financial interest in the Plans or Distribution Agreement. In addition, in order for the Plans to remain effective, the selection and nomination of Independent Trustees must be effected by the Trustees who are Independent Trustees and who have no direct or indirect financial interest in the Plans or Distribution Agreements. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board for their review.

     For the fiscal year ended September 30, 2010, Rule 12b-1 Plan payments from the Equity Fund’s Class A shares, Class C shares, and Class R shares were: $87, $57, and $25, respectively. Such amounts were used for the following purposes:

	Class A	Class C	Class R
	shares	shares	shares
Advertising	$12	$7	---
Annual/Semiannual Reports	$30	$12	$17
Broker Sales Charges	---	$28	---
Broker Trails*	$2	---	$2
Salaries & Commissions to Wholesalers	---	$1	---
Interest on Broker Sales Charges	---	---	---
Promotional-Other	$7	---	---
Prospectus Printing	$7	$11	$8
Wholesaler Expenses	$29	---	---
Total Expenses	$87	$59	$27

* The broker trail amounts listed in this row are principally based on payments made to broker-dealers monthly. However, certain brokers receive trail payments quarterly. The quarterly payments are based on estimates, and the estimates may be reflected in the amounts in this row.

     For the fiscal year ended September 30, 2010, Rule 12b-1 Plan payments from the Growth Allocation Fund’s Class A shares, Class B shares, Class C shares, and Class R shares were: $83,706, $35,942, $63,696, and $15,168, respectively. Such amounts were used for the following purposes:

	Class A	Class B	Class C	Class R
	shares	shares	shares	shares
Advertising	$297	---	$59	---
Annual/Semiannual Reports	$281	$9	$163	$146
Broker Sales Charges	---	$9,703	$14,644	---
Broker Trails*	$3,165	$8,985	$38,401	$6,207
Salaries & Commissions to Wholesalers	$8,049	---	$3,326	$1,288
Interest on Broker Sales Charges	---	$1,056	$250	---
Promotional-Other	$58,260	$2	$467	$1
Prospectus Printing	$1,076	$110	$342	$227
Wholesaler Expenses	$12,578	$3	$6,044	$7,299
Total Expenses	$83,706	$19,868	$63,696	$15,168

* The broker trail amounts listed in this row are principally based on payments made to broker-dealers monthly. However, certain brokers receive trail payments quarterly. The quarterly payments are based on estimates, and the estimates may be reflected in the amounts in this row.

     For the fiscal year ended September 30, 2010, Rule 12b-1 Plan payments from the Moderate Allocation Fund’s Class A shares, Class B shares, Class C shares, and Class R shares were: $443,608, $47,525, $116,305, and $12,657, respectively. Such amounts were used for the following purposes:

	Class A	Class B	Class C	Class R
	shares	shares	shares	shares
Advertising	$1,354	---	$82	---
Annual/Semiannual Reports	$1,025	$14	$187	$144
Broker Sales Charges	---	$7,343	$25,449	---
Broker Trails*	$131,578	$11,775	$76,721	$3,124
Salaries & Commissions to Wholesalers	$11,922	---	$6,008	$1,115
Interest on Broker Sales Charges	---	$492	$423	---
Promotional-Other	$6,847	$3	$447	$1
Prospectus Printing	$2,398	$111	$290	$182
Wholesaler Expenses	$288,484	$2	$6,698	$8,091
Total Expenses	$443,608	$19,740	$116,305	$12,657

* The broker trail amounts listed in this row are principally based on payments made to broker-dealers monthly. However, certain brokers receive trail payments quarterly. The quarterly payments are based on estimates, and the estimates may be reflected in the amounts in this row.

     For the fiscal year ended September 30, 2010, Rule 12b-1 Plan payments from the Conservative Allocation Fund’s Class A shares, Class B shares, Class C shares, and Class R shares were: $127,003, $4,568, $70,899, and $5,541, respectively. Such amounts were used for the following purposes:

	Class A	Class B	Class C	Class R
	shares	shares	shares	shares
Advertising	$629	---	$98	---
Annual/Semiannual Reports	$344	$2	$161	$140
Broker Sales Charges	---	$285	$35,015	---
Broker Trails*	$28,640	$4,141	$13,570	$2,867
Salaries & Commissions to Wholesalers	$15,982	---	$11,770	$489
Interest on Broker Sales Charges	---	$33	$832	---
Promotional-Other	$62,300	$1	$316	$1
Prospectus Printing	$1,856	$106	$425	$251
Wholesaler Expenses	$17,252	---	$8,712	$1,793
Total Expenses	$127,003	$4,568	$70,899	$5,541

* The broker trail amounts listed in this row are principally based on payments made to broker-dealers monthly. However, certain brokers receive trail payments quarterly. The quarterly payments are based on estimates, and the estimates may be reflected in the amounts in this row.

Payments to Intermediaries
     The Distributor and its affiliates may pay compensation at their own expense and not as an expense of the Funds, to Financial Intermediaries in connection with the sale or retention of Fund shares and/or shareholder servicing. For example, the Distributor may pay additional compensation to Financial Intermediaries for various purposes, including, but not limited to, promoting the sale of Fund shares, maintaining share balances and/or for sub-accounting, administrative, or shareholder processing services, marketing, educational support, and ticket charges. Such payments are in addition to any distribution fees, service fees, and/or transfer agency fees that may be payable by the Funds. The additional payments may be based on factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of the Funds and/or some or all other Delaware Investments® Funds), amount of assets invested by the Financial Intermediary’s customers (which could include current or aged assets of the Funds and/or some or all other Delaware Investments® Funds), the Funds’ advisory fees, some other agreed upon amount, or other measures as determined from time to time by the Distributor.

     A significant purpose of these payments is to increase sales of the Funds’ shares. The Funds’ Manager or its affiliates may benefit from the Distributor’s payment of compensation to Financial Intermediaries through increased fees resulting from additional assets acquired through the sale of Fund shares through Financial Intermediaries.

Special Purchase Features – Class A Shares

     Buying Class A Shares at Net Asset Value: The Fund Classes’ Prospectus sets forth the categories of investors who may purchase Class A shares at NAV. This section provides additional information regarding this privilege. The Funds must be notified in advance that a trade qualifies for purchase at NAV.

     As disclosed in the Fund Classes’ Prospectus, certain retirement plans that contain certain legacy retirement assets may make purchases of Class A shares at NAV. The requirements are as follows:
  The purchase must be made by a group retirement plan (excluding defined benefit plans) (a) that purchased Class A shares prior to a recordkeeping transition period from August 2004 to October 2004 and (b) where the plan participants’ records were maintained on Retirement Financial Services, Inc.’s (“RFS”) proprietary recordkeeping system, provided that the plan (i) has in excess of $500,000 of plan assets invested in Class A shares of one or more Delaware Investments® Fund; or (ii) is sponsored by an employer that has at any point after May 1, 1997 had more than 100 employees while such plan has held Class A shares of a Delaware Investments® Fund and such employer has properly represented to, and received written confirmation back from RFS in writing that it has the requisite number of employees. See “Group Investment Plans” below for information regarding the applicability of the Limited CDSC.

  The purchase must be made by any group retirement plan (excluding defined benefit pension plans) that purchased Class A shares prior to an August 2004 to October 2004 recordkeeping transition period and purchased shares through a retirement plan alliance program, provided that RFS was the sponsor of the alliance program or had a product participation agreement with the sponsor of the alliance program.
     As disclosed in the Fund Classes’ Prospectus certain legacy bank sponsored retirement plans may make purchases of Class A shares at NAV. These purchases may be made by bank sponsored retirement plans that held, but are no longer eligible to purchase, Institutional Class Shares or interests in a collective trust as a result of a change in distribution arrangements.

     As disclosed in the Fund Classes’ Prospectus, participants of certain group retirement plans and members of their households may make purchases of Class A shares at NAV. The requirements are as follows:
  The purchases must be made in a Delaware Investments Individual Retirement Account (“Foundation IRA®”) established by a participant from a group retirement plan or a member of their household distributed by an affiliate of the Manager.

  Purchases in a Foundation IRA® require a minimum initial investment of $5,000 per Fund.
The Funds reserve the right to modify or terminate these arrangements at any time.

     Allied Plans: Class A shares are available for purchase by participants in certain 401(k) Defined Contribution Plans (“Allied Plans”) which are made available under a joint venture agreement between the Distributor and another institution through which mutual funds are marketed and which allow investments in Class A shares of designated Delaware Investments® Funds (“eligible Delaware Investments® Fund shares”), as well as shares of designated classes of non- Delaware Investments® Funds (“eligible non- Delaware Investments® Fund shares”). Class C shares are not eligible for purchase by Allied Plans.

     With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Investments® and eligible non- Delaware Investments® Fund shares held by the Allied Plan may be combined with the dollar amount of new purchases by that Allied Plan to obtain a reduced front-end sales charge on additional purchases of eligible Delaware Investments® Fund shares. See “Combined Purchases Privilege” below.

     Participants in Allied Plans may exchange all or part of their eligible Delaware Investments® Fund shares for other eligible Delaware Investments® Fund shares or for eligible non- Delaware Investments® Fund shares at NAV without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Investments® and non- Delaware Investments® Funds, which were not subject to a front end sales charge, will be subject to the applicable sales charge if exchanged for eligible Delaware Investments® Fund shares to which a sales charge applies. No sales charge will apply if the eligible fund shares were previously acquired through the exchange of eligible shares on which a sales charge was already paid or through the reinvestment of dividends. See “Investing by Exchange” under “Investment Plans” below.

     A dealer’s commission may be payable on purchases of eligible Delaware Investments® Fund shares under an Allied Plan. In determining a financial advisor’s eligibility for a dealer’s commission on NAV purchases of eligible Delaware Investments® Fund shares in connection with Allied Plans, all participant holdings in the Allied Plan will be aggregated. See “Class A shares” above under “Alternative Investment Arrangements.”

     The Limited CDSC is applicable to redemptions of NAV purchases from an Allied Plan on which a dealer’s commission has been paid. Waivers of the Limited CDSC, as described in the Fund Classes’ Prospectuses, apply to redemptions by participants in Allied Plans except in the case of exchanges between eligible Delaware Investments® and non-Delaware Investments® Fund shares. When eligible Delaware Investments® Fund shares are exchanged into eligible non- Delaware Investments® Fund shares, the Limited CDSC will be imposed at the time of the exchange, unless the joint venture agreement specifies that the amount of the Limited CDSC will be paid by the financial advisor or selling dealer. See “Contingent Deferred Sales Charge for Certain Redemptions of Class A shares Purchased at Net Asset Value” under “Redemption and Exchange” below.

     Letter of Intent: The reduced front-end sales charges described above with respect to Class A shares are also applicable to the aggregate amount of purchases made by any such purchaser within a 13-month period pursuant to a written letter of intent provided by the Distributor and signed by the purchaser, and not legally binding on the signer or the Trust which provides for the holding in escrow by the Transfer Agent, of 5% of the total amount of Class A shares intended to be purchased until such purchase is completed within the 13-month period. The Funds no longer accept retroactive letters of intent. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the values (at offering price at the level designated in their letter of intent) of all their shares of the Funds and of any class of any of the other Delaware Investments® Funds previously purchased and still held as of the date of their letter of intent toward the completion of such letter, except as described below. Those purchasers cannot include shares that did not carry a front-end sales charge, CDSC, or Limited CDSC, unless the purchaser acquired those shares through an exchange from a Delaware Investments® Fund that did carry a front-end sales charge, CDSC, or Limited CDSC. For purposes of satisfying an investor’s obligation under a letter of intent, Class B shares and Class C shares of the Funds and the corresponding classes of shares of other Delaware Investments® Funds which offer such shares may be aggregated with Class A shares of the Funds and the corresponding class of shares of the other Delaware Investments® Funds.

     Employers offering a Delaware Investments retirement plan may also complete a letter of intent to obtain a reduced front-end sales charge on investments of Class A shares made by the plan. The aggregate investment level of the letter of intent will be determined and accepted by the Transfer Agent at the point of plan establishment. The level and any reduction in front-end sales charge will be based on actual plan participation and the projected investments in Delaware Investments® Funds that are offered with a front-end sales charge, CDSC, or Limited CDSC for a 13-month period. The Transfer Agent reserves the right to adjust the signed letter of intent based on these acceptance criteria. The 13-month period will begin on the date this letter of intent is accepted by the Transfer Agent. If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this letter of intent is not fulfilled within the 13-month period, the plan level will be adjusted (without completing another letter of intent) and the employer will be billed for the difference in front-end sales charges due, based on the plan’s assets under management at that time. Employers may also include the value (at offering price at the level designated in their letter of intent) of all their shares intended for purchase that are offered with a front-end sales charge, CDSC, or Limited CDSC of any class. Class B shares and Class C shares of the Funds and other Delaware Investments® Funds which offer corresponding classes of shares may also be aggregated for this purpose.

     Combined Purchases Privilege: When you determine the availability of the reduced front-end sales charges on Class A shares, you can include, subject to the exceptions described below, the total amount of any Class of shares you own of a Fund and all other Delaware Investments® Funds. However, you cannot include mutual fund shares that do not carry a front-end sales charge, CDSC, or Limited CDSC, unless you acquired those shares through an exchange from a Delaware Investments® Fund that did carry a front-end sales charge, CDSC, or Limited CDSC.

     The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

     Right of Accumulation: In determining the availability of the reduced front-end sales charge on Class A shares, purchasers may also combine any subsequent purchases of Class A shares and Class C shares, as well as shares of any other class of any of the other Delaware Investments® Funds that offer such classes (except shares of any Delaware Investments® Fund which do not carry a front-end sales charge, CDSC, or Limited CDSC). If, for example, any such purchaser has previously purchased and still holds Class A shares of a Fund and/or shares of any other of the classes described in the previous sentence with a value of $40,000 and subsequently purchases $10,000 at offering price of additional shares of Class A shares of the Fund, the charge applicable to the $10,000 purchase would currently be 4.75%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect had the shares been purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A shares in the Fund Classes’ Prospectuses to determine the applicability of the right of accumulation to their particular circumstances.

     12-Month Reinvestment Privilege: Holders of Class A shares (and of the Institutional Class Shares of the Funds holding shares which were acquired through an exchange from one of the other Delaware Investments® Funds offered with a front-end sales charge) who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in Class A of the Funds or in Class A shares of any of the other Delaware Investments® Funds. The reinvestment will not be assessed a front-end sales charge. The reinvestment will be subject to applicable eligibility and minimum purchase requirements and must be in states where shares of such other funds may be sold. This reinvestment privilege does not extend to Class A shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in the Delaware Investments® Funds, offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A shares. The reinvestment privilege does not extend to a redemption of Class B and C Shares.

     Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the NAV next determined after receipt of remittance.

     Any reinvestment directed to a Delaware Investments® Fund in which the investor does not then have an account will be treated like all other initial purchases of such Fund’s shares. Consequently, an investor should obtain and read carefully the prospectus for the Delaware Investments® Fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the Delaware Investments® Fund, including charges and expenses.

     Investors should consult their financial advisors or the Transfer Agent, which also serves as the Funds’ shareholder servicing agent, about the applicability of the Class A Limited CDSC in connection with the features described above.

     Group Investment Plans: Group Investment Plans that are not eligible to purchase shares of the Institutional Class may also benefit from the reduced front-end sales charges for investments in Class A shares set forth in the table in the Fund Classes’ Prospectuses, based on total plan assets. If a company has more than one plan investing in Delaware Investments® Funds, then the total amount invested in all plans would be used in determining the applicable front-end sales charge reduction upon each purchase, both initial and subsequent, upon notification to the Funds at the time of each such purchase. Employees participating in such Group Investment Plans may also combine the investments made in their plan account when determining the applicable front-end sales charge on purchases to non-retirement Delaware Investments® investment accounts if they so notify the Fund in which they are investing in connection with each purchase. See “Retirement Plans for the Fund Classes” under “Investment Plans” below for information about retirement plans.

     The Limited CDSC is generally applicable to any redemptions of NAV purchases made on behalf of a group retirement plan on which a dealer’s commission has been paid only if such redemption is made pursuant to a withdrawal of the entire plan from a Delaware Investments® Fund. See “Contingent Deferred Sales Charge for Certain Redemptions of Class A shares Purchased at Net Asset Value” under “Redemption and Exchange” below. Notwithstanding the foregoing, the Limited CDSC for Class A shares on which a dealer’s commission has been paid will be waived in connection with redemptions by certain group defined contribution retirement plans that purchase shares through a retirement plan alliance program which requires that shares will be available at NAV, provided that RFS either was the sponsor of the alliance program or had a product participation agreement with the sponsor of the alliance program that specifies that the Limited CDSC will be waived.

INVESTMENT PLANS

Reinvestment Plan
     Unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Fund Class in which an investor has an account (based on the NAV in effect on the reinvestment date) and will be credited to the shareholder’s account on that date. All dividends and distributions of the Institutional Class are reinvested in the accounts of the holders of such shares (based on the NAV in effect on the reinvestment date). A confirmation of each dividend payment from net investment income and of distributions from realized securities profits, if any, will be mailed to shareholders in the first quarter of the next fiscal year.

Reinvestment of Dividends in Other Delaware Investments® Funds
     Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, holders of Fund Classes may automatically reinvest dividends and/or distributions in any of the other Delaware Investments® Funds, including the Funds, in states where their shares may be sold. Such investments will be at NAV at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of the fund’s shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

     Subject to the following limitations, dividends, and/or distributions from other Delaware Investments® Funds may be invested in shares of the Funds, provided an account has been established. Dividends from Class A shares may only be directed to other Class A shares, dividends from Class B shares may only be directed to other Class B shares, dividends from Class C shares may only be directed to other Class C shares, dividends from Class R shares may only be directed to other Class R. Shares and dividends from Institutional Class Shares may only be directed to other Institutional Class Shares.

     Capital gains and/or dividend distributions for participants in the following retirement plans are automatically reinvested into the same Delaware Investments® Fund in which their investments are held: traditional IRA, Roth IRA, SIMPLE IRA, SEP, SARSEP, Coverdell ESA, 401(k), SIMPLE 401(k), Profit Sharing, Money Purchase, or 457 Retirement Plans.

Investing by Exchange
     If you have an investment in another Delaware Investments® Fund, you may write and authorize an exchange of part or all of your investment into shares of the Funds. If you wish to open an account by exchange, call the Shareholder Service Center at 800 523-1918 for more information. All exchanges are subject to the eligibility and minimum purchase requirements and any additional limitations set forth in the Funds’ Prospectuses. See “Redemption and Exchange” below for more complete information concerning your exchange privileges.

Investing Proceeds from Eligible 529 Plans
     The proceeds of a withdrawal from an Eligible 529 Plan which are directly reinvested in a substantially similar class of the Delaware Investments® Funds will qualify for treatment as if such proceeds had been exchanged from another Delaware Investments® Fund rather than transferred from the Eligible 529 Plan, as described under “Redemption and Exchange” below. The treatment of your redemption proceeds from an Eligible 529 Plan does not apply if you take possession of the proceeds of the withdrawal and subsequently reinvest them (i.e., the transfer is not made directly). Similar benefits may also be extended to direct transfers from a substantially similar class of a Delaware Investments® Fund into an Eligible 529 Plan.

Investing by Electronic Fund Transfer
     Direct Deposit Purchase Plan: Investors may arrange for the Funds to accept for investment in Class A shares, Class C shares or Class R shares, through an agent bank, pre-authorized government, or private recurring payments. This method of investment assures the timely credit to the shareholder’s account of payments such as social security, veterans’ pension or compensation benefits, federal salaries, railroad retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates the possibility and inconvenience of lost, stolen, and delayed checks.

     Automatic Investing Plan: Shareholders of Class A shares and Class C shares may make automatic investments by authorizing, in advance, monthly or quarterly payments directly from their checking account for deposit into their Fund account. This type of investment will be handled in either of the following ways: (i) if the shareholder’s bank is a member of the National Automated Clearing House Association (“NACHA”), the amount of the periodic investment will be electronically deducted from his or her checking account by Electronic Fund Transfer (“EFT”) and such checking account will reflect a debit although no check is required to initiate the transaction; or (ii) if the shareholder’s bank is not a member of NACHA, deductions will be made by pre-authorized checks, known as Depository Transfer Checks. Should the shareholder’s bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

     This option is not available to participants in the following plans: SIMPLE IRA, SEP, SARSEP, 401(k), SIMPLE 401(k), Profit Sharing, Money Purchase, or 457 Retirement Plans.

*        *        *

     Minimum Initial/Subsequent Investments by Electronic Fund Transfer: Initial investments under the direct deposit purchase plan and the automatic investing plan must be for $250 or more and subsequent investments under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

     Payments to the Funds from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder’s account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, the Funds may liquidate sufficient shares from a shareholder’s account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder’s account, the shareholder is expected to reimburse the Funds.

Direct Deposit Purchases by Mail
     Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. The Funds will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact the Trust for proper instructions.

On Demand Service
     You or your investment dealer may request purchases of Fund shares by phone using the on demand service. When you authorize the Funds to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) your pre-designated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $100,000 maximum limit for on demand service transactions.

     It may take up to four Business Days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for this service; however, your bank may charge a fee.

Systematic Exchange Option
     Shareholders can use the systematic exchange option to invest in the Fund Classes through regular liquidations of shares in their accounts in other Delaware Investments® Funds. Shareholders of the Fund Classes may elect to invest in one or more of the other Delaware Investments® Funds through the systematic exchange option. If, in connection with the election of the systematic exchange option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above.

     Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other Delaware Investments® Funds, subject to the conditions and limitations set forth in the Fund Classes’ Prospectuses. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next Business Day) at the public offering price or NAV, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder’s account is less than the amount specified for investment.

     Periodic investment through the systematic exchange option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. Shareholders can terminate their participation in systematic exchange option at any time by giving written notice to the fund from which exchanges are made.

     This option is not available to participants in the following plans: SIMPLE IRA, SEP, 401(k), SIMPLE 401(k), Profit Sharing, Money Purchase, or 457 Retirement Plans. This option also is not available to shareholders of the Institutional Classes.

Retirement Plans for the Fund Classes
     An investment in the Funds may be suitable for tax-deferred retirement plans, such as: traditional IRAs, SIMPLE IRA, SEP, SARSEP, 401(k), SIMPLE 401(k), Profit Sharing, Money Purchase, 457 Retirement Plans. In addition, the Funds may be suitable for use in Roth IRAs and Coverdell Education Savings Accounts (“Coverdell ESAs”). For further details concerning these plans and accounts, including applications, contact your financial advisor or the Distributor. To determine whether the benefits of a tax-sheltered retirement plan, Roth IRA, or Coverdell ESAs are available and/or appropriate, you should consult with a tax advisor.

     The CDSC may be waived on certain redemptions of Class B shares and Class C shares. See the Fund Classes’ Prospectus for a list of the instances in which the CDSC is waived.

     Purchases of Class C shares must be in an amount that is less than $1 million for retirement plans. The maximum purchase limitations apply only to the initial purchase of shares by the retirement plan.

     Minimum investment limitations generally applicable to other investors do not apply to retirement plans other than IRAs, for which there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25, regardless of which Class is selected. Retirement plans may be subject to plan establishment fees, annual maintenance fees, and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request. Annual maintenance fees may be shared by Delaware Management Trust Company, the Transfer Agent, other affiliates of the Manager and others that provide services to such Plans.

     Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase shares of the Institutional Class Shares. See “Availability of Institutional Class Shares” above. For additional information on any of the plans and Delaware Investments’ retirement services, call the Shareholder Service Center at 800 523-1918.

DETERMINING OFFERING PRICE AND NET ASSET VALUE

     Orders for purchases and redemptions of Class A shares are effected at the offering price next calculated after receipt of the order by the Funds, their agent or certain other authorized persons. Orders for purchases and redemptions of Class B shares, Class C shares, Class R shares, and Institutional Class Shares, as applicable, are effected at the NAV per share next calculated after receipt of the order by the Funds, their agent, or certain other authorized persons. See “Distributor” under “Investment Manager and Other Service Providers” above. Selling dealers are responsible for transmitting orders promptly.

     The offering price for Class A shares consists of the NAV per share plus any applicable sales charges. Offering price and NAV are computed as of the close of regular trading on the NYSE, which is normally 4 p.m., Eastern time, on days when the NYSE is open for business (a “Business Day”). The NYSE is scheduled to be open Monday through Friday throughout the year except for days when the following holidays are observed: New Year’s Day, Martin Luther King, Jr.’s Birthday, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of emergency or if regular trading on the NYSE is stopped at a time other than 4:00 p.m., Eastern time. When the NYSE is closed, the Funds will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

     The NAV per share for each share class of each Fund is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class. In determining each Fund’s total net assets, Fund securities primarily listed or traded on a national or foreign securities exchange, except for bonds, are generally valued at the closing price on that exchange, unless such closing prices are determined to be not readily available pursuant to the Funds’ pricing procedures. Exchange traded options are valued at the last reported sale price or, if no sales are reported, at the mean between bid and asked prices. Non-exchange traded options are valued at fair value using a mathematical model. Futures contracts are valued at their daily quoted settlement price. For valuation purposes, foreign currencies and foreign securities denominated in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of such currencies against U.S. dollars based on rates in effect that day. Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices. Money market instruments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Foreign securities and the prices of foreign securities denominated in foreign currencies are translated to U.S. dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the London Stock Exchange. Use of a pricing service has been approved by the Board. Prices provided by a pricing service take into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Subject to the foregoing, securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith and in a method approved by the Board.

     Each Class of a Fund will bear, pro-rata, all of the common expenses of that Fund. The NAVs of all outstanding shares of each Class of a Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in that Fund represented by the value of shares of that Class. All income earned and expenses incurred by a Fund, will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class’ percentage in that Fund represented by the value of shares of such Classes, except that Institutional Classes will not incur any of the expenses under the Trust’s Rule 12b-1 Plans, while the Fund Classes will bear the Rule 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each Class, the NAV of each Class of a Fund will vary.

REDEMPTION AND EXCHANGE

General Information
     You can redeem or exchange your shares in a number of different ways that are described below. Your shares will be redeemed or exchanged at a price based on the NAV next determined after a Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and NAV of shares are determined will be processed on the next Business Day. See the Funds’ Prospectuses. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, a Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B shares and Class C shares, and, if applicable, the Limited CDSC in the case of Class A shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

     Except as noted below, for a redemption request to be in “good order,” you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the Delaware Investments® Fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800 523-1918. The Funds may suspend, terminate, or amend the terms of the exchange privilege upon 60 days’ written notice to shareholders.

     Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its Business Day will be executed at the NAV per share computed that day (subject to the applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and NAV are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

     Payment for shares redeemed will ordinarily be mailed the next Business Day, but in no case later than seven days, after receipt of a redemption request in good order by either Fund or certain other authorized persons (see “Distributor” under “Investment Manager and Other Service Providers”); provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

     The Funds will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Funds will honor redemption requests as to shares for which a check was tendered as payment, but the Funds will not mail or wire the proceeds until they are reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. Each Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder’s address of record.

     If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Funds will automatically redeem from the shareholder’s account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to the Funds or to the Distributor.

     In case of a suspension of the determination of the NAV because the NYSE is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by the Funds of securities owned by them is not reasonably practical, or it is not reasonably practical for the Funds fairly to value their assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, the Funds may postpone payment or suspend the right of redemption or repurchase. In such cases, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the NAV next determined after the suspension has been terminated.

     Payment for shares redeemed or repurchased may be made either in cash or kind, or partly in cash and partly in kind. Any Fund securities paid or distributed in kind would be valued as described in “Determining Offering Price and Net Asset Value” above. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, the Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the NAV of such Fund during any 90-day period for any one shareholder.

     The value of each Fund’s investments is subject to changing market prices. Thus, a shareholder redeeming shares of the Funds may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

     Certain redemptions of Class A shares purchased at NAV may result in the imposition of a Limited CDSC. See “Contingent Deferred Sales Charge for Certain Redemptions of Class A shares Purchased at Net Asset Value” below. Class B and Class C shares are subject to CDSCs as described under “Contingent Deferred Sales Charge - Class B shares and Class C shares” under “Purchasing Shares” above and in the Fund Classes’ Prospectuses. Except for the applicable CDSC or Limited CDSC and, with respect to the expedited payment by wire described below for which, in the case of the Fund Classes, there may be a bank wiring cost, neither the Funds nor the Distributor charge a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

     Holders of Class B shares or Class C shares that exchange their shares (“Original Shares”) for shares of other Delaware Investments® Funds (in each case, “New Shares”) in a permitted exchange will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and any CDSC assessed upon redemption of the New Shares will be charged by the Fund from which the Original Shares were exchanged. In the case of Class B shares, shareholders will also continue to be subject to the automatic conversion schedule of the Original Shares as described in this Part B. In an exchange of Class B shares, the Fund’s CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher Rule 12b-1 fees applicable to Class B shares for a longer period of time than if the investment in New Shares were made directly.

     Holders of Class A shares of the Funds may exchange all or part of their shares for shares of other Delaware Investments® Funds, including other Class A shares, but may not exchange their Class A shares for Class B shares, Class C shares or Class R shares of the Funds or of any other Delaware Investments® Fund. Holders of Class B shares are permitted to exchange all or part of their Class B shares only into Class B shares of other Delaware Investments® Funds. Similarly, holders of Class C shares of the Funds are permitted to exchange all or part of their Class C shares only into Class C shares of any other Delaware Investments® Fund. Class B shares and Class C shares of the Funds acquired by exchange will continue to carry the CDSC and, in the case of Class B shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B shares acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A shares of the Funds. Holders of Class R shares of the Funds are permitted to exchange all or part of their Class R shares only into Class R shares of other Delaware Investments® Funds or, if Class R shares are not available for a particular fund, into the Class A shares of such Fund.

     Permissible exchanges into Class A shares of the Funds will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B shares or Class C shares will be made without the imposition of a CDSC by the Delaware Investments® Fund from which the exchange is being made at the time of the exchange.

     Each Fund also reserves the right to refuse the purchase side of an exchange request by any person, or group if, in the Manager’s judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder’s purchase exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund’s assets.

     The Funds discourage purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Funds will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund to be a market timer.

     Market timing of a Delaware Investments® Fund occurs when investors make consecutive rapid short-term “roundtrips”, or in other words, purchases into a Delaware Investments® Fund followed quickly by redemptions out of that Fund. A short-term roundtrip is any redemption of Fund shares within 20 Business Days of a purchase of that Fund’s shares. If you make a second such short-term roundtrip in a Delaware Investments® Fund within the same calendar quarter of a previous short-term roundtrip in that Fund, you may be considered a market timer. The purchase and sale of Fund shares through the use of the exchange privilege are also included in determining whether market timing has occurred. The Funds also reserve the right to consider other trading patterns as market timing.

     Your ability to use the Funds’ exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order.

Written Redemption
     You can write to the Funds at P.O. Box 219656, Kansas City, MO 64121-9656 by regular mail or 430 W. 7th Street, Kansas City, MO 64105-1407 by overnight courier service to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $100,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Funds require a signature by all owners of the account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial bank, a trust company or a member of a Securities Transfer Association Medallion Program (“STAMP”). Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may require further documentation from corporations, executors, retirement plans, administrators, trustees, or guardians.

     Payment is normally mailed the next Business Day after receipt of your redemption request. If your Class A shares or Institutional Class Shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates generally are no longer issued for Class A shares and Institutional Class Shares. Certificates are not issued for Class B shares or Class C shares.

Written Exchange
     You may also write to the Funds (at P.O. Box 219656, Kansas City, MO 64121-9656 by regular mail or 430 W. 7th Street, Kansas City, MO 64105-1407 by overnight courier service ) to request an exchange of any or all of your shares into another Delaware Investments® Fund, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
     To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you hold your Class A shares or Institutional Class Shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

     Telephone Redemption: Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Funds in writing, that you do not wish to have such services available with respect to your account. Each Fund reserves the right to modify, terminate, or suspend these procedures upon 60 days’ written notice to shareholders. It may be difficult to reach the Funds by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

     The Funds and their Transfer Agent are not responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Funds will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by the Fund Classes are generally tape recorded, and a written confirmation will be provided for all purchase, exchange, and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

     Telephone Redemption--Check to Your Address of Record: The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $100,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next Business Day after receipt of the redemption request. This service is only available to individual, joint, and individual fiduciary-type accounts.

     Telephone Redemption--Proceeds to Your Bank: Redemption proceeds of $1,000 or more can be transferred to your pre-designated bank account by wire or by check. You should authorize this service when you open your account. If you change your pre-designated bank account, you must complete an authorization form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next Business Day. If the proceeds are wired to the shareholder’s account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder’s bank account. A bank wire fee may be deducted from Fund Class redemption proceeds. If you ask for a check, it will normally be mailed the next Business Day after receipt of your redemption request to your pre-designated bank account. There are no separate fees for this redemption method, but mailing a check may delay the time it takes to have your redemption proceeds credited to your pre-designated bank account. Simply call the Shareholder Service Center at 800 523-1918 prior to the time the offering price and NAV are determined, as noted above.

Telephone Exchange
     The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other Delaware Investments® Funds under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of the Funds, as described above. Telephone exchanges may be subject to limitations as to amount or frequency.

     The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the Delaware Investments® Funds. Telephone exchanges may be subject to limitations as to amount or frequency. The Transfer Agent and each Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

On Demand Service
     You or your investment dealer may request redemptions of Fund Class shares by phone using the on demand service. When you authorize the Funds to accept such requests from you or your investment dealer, funds will be deposited to your pre-designated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $100,000 maximum limit for on demand service transactions. For more information, see “On Demand Service” under “Investment Plans” above.

Systematic Withdrawal Plans
     Shareholders of the Fund Classes who own or purchase $5,000 or more of shares at the offering price, or NAV, as applicable, for which certificates have not been issued may establish a systematic withdrawal plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Funds do not recommend any specific amount of withdrawal. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. This $5,000 minimum does not apply for the investments made through qualified retirement plans. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder’s account and sufficient full and fractional shares will be redeemed at the NAV calculated on the third Business Day preceding the mailing date.

     Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two Business Days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at NAV. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor’s savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital, and the share balance may in time be depleted, particularly in a declining market. Shareholders should not purchase additional shares while participating in a systematic withdrawal plan.

     The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.

     Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A shares through a periodic investment program in the Funds must be terminated before a systematic withdrawal plan with respect to such shares can take effect, except if the shareholder is a participant in a retirement plan offering Delaware Investments® Funds or is investing in Delaware Investments® Funds which do not carry a sales charge. Redemptions of Class A shares pursuant to a systematic withdrawal plan may be subject to a Limited CDSC if the purchase was made at NAV and a dealer’s commission has been paid on that purchase. The applicable Limited CDSC for Class A shares and CDSC for Class B and C Shares redeemed via a systematic withdrawal plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the Plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the systematic withdrawal plan is established, all redemptions under the Plan will be subject to the applicable CDSC, including an assessment for previously redeemed amounts under the Plan. Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each systematic withdrawal plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. See the Fund Classes’ Prospectuses for more information about the waiver of CDSCs.

     An investor wishing to start a systematic withdrawal plan must complete an authorization form. If the recipient of systematic withdrawal plan payments is other than the registered shareholder, the shareholder’s signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

     Systematic withdrawal plan payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your pre-designated bank account through the on demand deposit service. Your funds will normally be credited to your bank account up to four Business Days after the payment date. There are no separate fees for this redemption method. It may take up to four Business Days for the transactions to be completed. You can initiate this service by completing an account services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for this service; however, your bank may charge a fee. This service is not available for retirement plans.

     The systematic withdrawal plan is not available for the Institutional Classes. Shareholders should consult with their financial advisors to determine whether a systematic withdrawal plan would be suitable for them.

Contingent Deferred Sales Charge for Certain Redemptions of Class A shares Purchased at Net Asset Value
     For purchases of $1 million, a Limited CDSC will be imposed on certain redemptions of Class A shares (or shares into which such Class A shares are exchanged) according to the following schedule: (i) 1.00% if shares are redeemed during the first year after the purchase; and (ii) 0.50% if such shares are redeemed during the second year after the purchase, if such purchases were made at NAV and triggered the payment by the Distributor of the dealer’s commission described above in “Dealer’s Commission” under “Purchasing Shares.”

     The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (i) the NAV at the time of purchase of the Class A shares being redeemed or (ii) the NAV of such Class A shares at the time of redemption. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares of another Delaware Investments® Fund and, in the event of an exchange of Class A shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares acquired in the exchange.

     Redemptions of such Class A shares held for more than two years will not be subject to the Limited CDSC and an exchange of such Class A shares into another Delaware Investments® Fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A shares are exchanged will count towards satisfying the two-year holding period. The Limited CDSC is assessed if such two year period is not satisfied irrespective of whether the redemption triggering its payment is of Class A shares of the Funds or Class A shares acquired in the exchange.

     In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

Waivers of Contingent Deferred Sales Charges
     Please see the Fund Classes’ Prospectuses for instances in which the Limited CDSC applicable to Class A shares and the CDSCs applicable to Class B and C Shares may be waived.

     As disclosed in the Fund Classes’ Prospectuses, certain retirement plans that contain certain legacy assets may redeem shares without paying a CDSC. The following plans may redeem shares without paying a CDSC:
  The redemption must be made by a group defined contribution retirement plan that purchased Class A shares through a retirement plan alliance program that required shares to be available at NAV and RFS served as the sponsor of the alliance program or had a product participation agreement with the sponsor of the alliance program that specified that the limited CDSC would be waived.

  The redemption must be made by any group retirement plan (excluding defined benefit pension plans) that purchased Class C shares prior to a recordkeeping transition period from August 2004 to October 2004 and purchased shares through a retirement plan alliance program, provided that (i) RFS was the sponsor of the alliance program or had a product participation agreement with the sponsor of the alliance program and (ii) RFS provided fully bundled retirement plan services and maintained participant records on its proprietary recordkeeping system.
DISTRIBUTIONS AND TAXES

Distributions
      The following supplements the information in the Prospectuses.

      The policy of the Trust is to distribute substantially all of each Fund’s net investment income and net realized capital gains, if any, in the amount and at the times that will avoid a Fund incurring any material amounts of federal income or excise taxes.

     Each class of shares of a Fund will share proportionately in the investment income and expenses of that Fund, except that each Fund Class alone will incur distribution fees under its respective Rule 12b-1 Plan.

     All dividends and any capital gains distributions will be automatically reinvested in additional shares of the same Class of the Fund at NAV unless otherwise designated in writing that such dividends and/or distributions be paid in cash. Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder’s election to receive dividends in cash. If such a shareholder’s dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again. If a shareholder redeems an entire account, all dividends accrued to the time of the withdrawal will be paid by separate check at the end of that particular monthly dividend period, consistent with the payment and mailing schedule described above.

     Any check in payment of dividends or other distributions which cannot be delivered by the United States Postal Service or which remains uncashed for a period of more than one year may be reinvested in the shareholder’s account at the then-current NAV and the dividend option may be changed from cash to reinvest. The Fund may deduct from a shareholder’s account the costs of the Fund’s efforts to locate a shareholder if a shareholder’s mail is returned by the United States Postal Service or the Fund is otherwise unable to locate the shareholder or verify the shareholder’s mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

Taxes
     The following is a summary of certain additional tax considerations generally affecting a Fund (sometimes referred to as “the Fund”) and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

      This “Distributions and Taxes” section is based on the Code and applicable regulations in effect on the date of this Statement of Additional Information. Future legislative, regulatory or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

     Taxation of the Fund. The Fund has elected and intends to qualify, or, if newly organized, intends to elect and qualify, each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “fund”) under Subchapter M of the Code. If the Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

     In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:
  Distribution Requirement — the Fund must distribute at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

  Income Requirement — the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (QPTPs).

  Asset Diversification Test —the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.
     In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by IRS with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See, “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test which may have a negative impact on the Fund’s income and performance.

     The Fund may use "equalization accounting" (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

      If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

     Portfolio turnover. For investors that hold their Fund shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance. See, “Taxation of Fund Distributions - Distributions of capital gains” below.

     Capital loss carryovers. Under the Regulated Investment Company Modernization Act of 2010 (RIC Mod Act), rules similar to those that apply to capital loss carryovers of individuals are made applicable to RICs. Thus, if the Fund has a "net capital loss" (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010 (the date of enactment of the RIC Mod Act), the excess (if any) of the Fund's net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund's next taxable year, and the excess (if any) of the Fund's net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund's next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. However, for net capital losses arising in taxable years of the Fund beginning on or before December 22, 2010, the Fund is only permitted to carry forward such capital losses, if any, for eight years as a short-term capital loss. A Fund may use such capital loss carryovers, subject to applicable limitations, to offset capital gains without being required to pay taxes on or distribute such gains that are offset by the losses. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate (or, in the case of those arising in taxable years of the Fund beginning on or before December 22, 2010, to expire unutilized), thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change. Additionally, if the Fund engages in a tax-free reorganization with another Fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by a Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other Fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

      Post-October losses. The Fund may elect to treat part or all of any "qualified late year loss" as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such "qualified late year loss" as if it had been incurred in the succeeding year in characterizing Fund distributions for any calendar year (see, “Taxation of Fund Distributions - Distributions of capital gains” below). A "qualified late year loss" includes (i) any net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year, and (ii) the excess, if any, of (1) the sum of (a) any ordinary losses from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses, and losses resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect incurred after October 31 of the current taxable year, and (b) any other ordinary loss not described in (a) attributable to the portion of the taxable year after December 31, over (2) the sum of (c) any ordinary gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency gains, and gains resulting from holding stock in a PFIC for which a mark-to-market election is in effect incurred after October 31 of the current taxable year, and (d) any other ordinary gain not described in (c) attributable to the portion of the taxable year after December 31.

     Undistributed capital gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest corporate tax rate (currently 35%). If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

     Federal excise tax. To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to: (1) 98% of its ordinary income for the calendar year, (2) 98% (or 98.2% beginning January 1, 2011) of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income. Generally, the Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal excise tax, but can give no assurances that all such liability will be avoided. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay some excise tax.

     Foreign income tax. Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld will generally be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known. Under certain circumstances, the Fund may elect to pass-through foreign tax credits to shareholders.

     Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). The Fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

     Distributions of net investment income. The Fund receives ordinary income generally in the form of dividends and/or interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income are generally taxable as ordinary income to the extent of the Fund’s earnings and profits. In the case of a Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates. See the discussion below under the headings, “–Qualified dividend income for individuals” and “–Dividends-received deduction for corporations”

      Distributions of capital gains. The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

     Returns of capital. Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares. Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments such as those classified as partnerships or equity REITs (see, “Tax Treatment of Portfolio Transactions —Investments in U.S. REITs” below).

     Qualified dividend income for individuals. With respect to taxable years of the Fund beginning before January 1, 2013 (unless such provision is extended or made permanent), ordinary income dividends reported by the Fund to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain. “Qualified dividend income” means dividends paid to the Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, the Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. Real Estate Investment Trusts (“U.S. REITs”), PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by the Fund is equal to or greater than 95% of the Fund's gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

     Dividends-received deduction for corporations. For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the 70% corporate dividends-received deduction. The portion of dividends paid by the Fund that so qualifies will be reported by the Fund to shareholders each year and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Fund and the investor. Specifically, the amount that the Fund may report as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated. Even if reported as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation. Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

     Impact of realized but undistributed income and gains, and net unrealized appreciation of portfolio securities. At the time of your purchase of shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. The Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

      Pass-through of foreign tax credits . If more than 50% of the Fund’s total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the Fund may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Fund will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election. No deduction for foreign tax may be claimed by a noncorporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund due to certain limitations that may apply.

     U.S. government securities. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA obligations) generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

     Dividends declared in December and paid in January. Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

     Sales, Exchanges and Redemption of Fund Shares. Sales, exchanges and redemptions (including redemptions in kind) of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, the Internal Revenue Service requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares. Any redemption fees you incur on shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

     Tax basis information . Under the Energy Improvement and Extension Act of 2008, the Fund’s Transfer Agent will be required to provide you with cost basis information on the sale of any of your shares in the Fund, subject to certain exceptions. This cost basis reporting requirement is effective for shares purchased in the Fund on or after January 1, 2012.

     Wash sales. All or a portion of any loss that you realize on a redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

      Redemptions at a loss within six months of purchase . Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

      Deferral of basis — Class A shares only . If a shareholder (a) incurs a sales load in acquiring shares of the Fund, (b) disposes of such shares less than 91 days after they are acquired, and (c) subsequently acquires shares of the Fund or another fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired. For taxable years beginning after December 22, 2010, this provision will only apply if the new shares are acquired by January 31 of the calendar year following the calendar year in which the disposition of the original shares occurred. The wash sale rules may also limit the amount of loss that may be taken into account on disposition after such adjustment.

     Conversion of shares into shares of the same fund. The conversion of shares of one class into another class of the same fund is not taxable for federal income tax purposes. Thus, the automatic conversion of Class B Shares into Class A Shares of the same fund at the end of approximately eight years after purchase will be tax-free for federal income tax purposes. Similarly, the exchange of Class A shares or Class C shares for Institutional Class shares of the same Fund in certain Programs, or the exchange of Institutional Class shares for Class A shares or Class C shares of the same Fund by certain holders of Institutional Class shares who cease participation in a Program, will be tax-free for federal income tax purposes. Shareholders should also consult their tax advisors regarding the state and local tax consequences of a conversion or exchange of shares.

     Tax shelter reporting. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886.

     Tax Treatment of Portfolio Transactions. Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund and, in turn, effect the amount, character and timing of dividends and distributions payable by the fund to its shareholders. This section should be read in conjunction with the discussion above under “Investment Strategies and Risks” for a detailed description of the various types of securities and investment techniques that apply to the Fund.

     In general. In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

     Certain fixed-income investments. Gain recognized on the disposition of a debt obligation purchased by a fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the fund held the debt obligation unless the fund made a current inclusion election to accrue market discount into income as it accrues. If a fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the fund is generally required to include in gross income each year the portion of the original issue discount which accrues during such year. Therefore, a fund’s investment in such securities may cause the fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.

     Investments in debt obligations that are at risk of or in default present tax issues for a fund. Tax rules are not entirely clear about issues such as whether and to what extent a fund should recognize market discount on a debt obligation, when a fund may cease to accrue interest, original issue discount or market discount, when and to what extent a fund may take deductions for bad debts or worthless securities and how a fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

      Options, futures, forward contracts, swap agreements and hedging transactions . In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.

     The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

     In addition to the special rules described above in respect of options and futures transactions, a fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

     Certain of a fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced, for taxable years of the Fund beginning after December 22, 2010, by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

      Foreign currency transactions . A fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a fund's ordinary income distributions to you, and may cause some or all of the fund's previously distributed income to be classified as a return of capital. In certain cases, a fund may make an election to treat such gain or loss as capital.

     PFIC investments. A fund may invest in stocks of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a fund. In addition, if a fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains.

     Investments in U.S. REITs. A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a fund will be treated as long term capital gains by the fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn a fund, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see, “Tax Treatment of Portfolio Transactions — Investment in taxable mortgage pools (excess inclusion Income)” and “Non-U.S. Investors — Investment in U.S. real property” below with respect to certain other tax aspects of investing in U.S. REITs.

     Investment in non-U.S. REITs. While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a fund in a non-U.S. REIT may subject the fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. A fund’s pro rata share of any such taxes will reduce the fund’s return on its investment. A fund’s investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in “PFIC Investments.” Also, a fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate .

      Investment in taxable mortgage pools (excess inclusion income). Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduits (REMICs) or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on unrelated business income (UBTI), thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that a fund will not allocate to shareholders excess inclusion income.

     These rules are potentially applicable to a fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT. It is unlikely that these rules will apply to a fund that has a non-REIT strategy.

     Securities lending. While securities are loaned out by a fund, the fund will generally receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.

     Investments in convertible securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder's exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount (OID) principles.

     Investments in securities of uncertain tax character. A fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a fund, it could affect the timing or character of income recognized by the fund, requiring the fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

      Backup Withholding . By law, the Fund may be required to withhold a portion of your taxable dividends and sales proceeds unless you:
  provide your correct social security or taxpayer identification number, certify that this number is correct,
  certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien).
      The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

     Non-U.S. Investors. Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

     In general. The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by the Fund. Exemptions from this U.S. withholding tax are provided for capital gain dividends paid by the Fund from its net long-term capital gains and, with respect to taxable years of the Fund beginning before January 1, 2012 (unless such sunset date is extended or made permanent), interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

     Capital gain dividends and short-term capital gain dividends. In general, (i) a capital gain dividend reported by the Fund to shareholders as paid from its net long-term capital gains, or (ii) with respect to taxable years of the Fund beginning before January 1, 2012 (unless such sunset date is extended or made permanent), a short-term capital gain dividend reported by the Fund to shareholders as paid from its net short-term capital gains, other than long- or short-term capital gains realized on disposition of U.S. real property interests (see the discussion below) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

     Interest-related dividends. With respect to taxable years of the Fund beginning before January 1, 2012 (unless such sunset date is extended or made permanent), dividends reported by the Fund to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. On any payment date, the amount of an income dividend that is reported by the Fund to shareholders as an interest-related dividend may be more or less than the amount that is so qualified. This is because the designation is based on an estimate of the Fund’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end. As a consequence, the Fund may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

     Further limitations on tax reporting for interest-related dividends and short-term capital gain dividends for non-U.S. investors. It may not be practical in every case for the Fund to designate, and the Fund reserves the right in these cases to not designate, small amounts of interest-related or short-term capital gain dividends. Additionally, the Fund’s designation of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

      Net investment income from dividends on stock and foreign source interest income continue to be subject to withholding tax; foreign tax credits. Ordinary dividends paid by the Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

     Income effectively connected with a U.S. trade or business. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

     Investment in U.S. real property. A Fund may invest in equity securities of corporations that invest in U.S. real property, including U.S.-REITs. The sale of a U.S. real property interest (“USRPI”) by a Fund or by a U.S. REIT or U.S. real property holding corporation in which a Fund invests may trigger special tax consequences to a Fund’s non-U.S. shareholders.

     The Foreign Investment in Real Property Tax Act of 1980 (“FIRPTA”) makes non-U.S. persons subject to U.S. tax on disposition of a USRPI as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a RIC received from a U.S. REIT or another RIC classified as a U.S. real property holding corporation or realized by the RIC on a sale of a USRPI (other than a domestically controlled U.S. REIT or RIC that is classified as a qualified investment entity) as follows:
  The RIC is classified as a qualified investment entity. A RIC is classified as a “qualified investment entity” with respect to a distribution to a non-U.S. person which is attributable directly or indirectly to a distribution from a U.S. REIT if, in general, 50% or more of the RIC’s assets consists of interests in U.S. REITs and U.S. real property holding corporations, and
  You are a non-U.S. shareholder that owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the distribution.
  If these conditions are met, such Fund distributions to you are treated as gain from the disposition of a USRPI, causing the distributions to be subject to U.S. withholding tax at a rate of 35% (unless reduced by future regulations), and requiring that you file a nonresident U.S. income tax return.
  In addition, even if you do not own more than 5% of a class of Fund shares, but the Fund is a qualified investment entity, such Fund distributions to you will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or lower treaty rate.
     These rules apply to dividends paid by a Fund before January 1, 2012 (unless such sunset date is extended or made permanent), except that after such sunset date, Fund distributions from a U.S. REIT (whether or not domestically controlled) attributable to FIRPTA gain will continue to be subject to the withholding rules described above provided the Fund would otherwise be classified as a qualified investment entity.

     Because each Fund expects to invest less than 50% of its assets at all times, directly or indirectly, in U.S. real property interests, the Funds expect that neither gain on the sale or redemption of Fund shares nor Fund dividends and distributions would be subject to FIRPTA reporting and tax withholding.

      U.S. estate tax . For decedents dying on or after January 1, 2010 and before January 1, 2011, the U.S. federal estate tax was repealed for one year. As of January 1, 2011, an individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, the Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount. In addition, a partial exemption from U.S estate tax may apply to Fund shares held by the estate of a nonresident decedent. The amount treated as exempt is based upon the proportion of the assets held by the Fund at the end of the quarter immediately preceding the decedent's death that are debt obligations, deposits, or other property that would generally be treated as situated outside the United States if held directly by the estate. This provision applies to decedents dying after December 31, 2004 and before January 1, 2012, unless such provision is extended or made permanent. Transfers by gift of shares of the Fund by a non-U.S. shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax.

     U.S. tax certification rules. Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect. Certain payees and payments are exempt from back-up withholding.

     The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.

     Effect of Future Legislation; Local Tax Considerations . The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Fund.

PERFORMANCE INFORMATION

     To obtain the Funds’ most current performance information, please call 800 523-1918 or visit www.delawareinvestments.com.

     Performance quotations represent the Funds’ past performance and should not be considered as representative of future results. The Funds will calculate their performance in accordance with the requirements of the rules and regulations under the 1940 Act, or any other applicable U.S. securities law, as they may be revised from time to time by the SEC.

FINANCIAL STATEMENTS

      PricewaterhouseCoopers LLP, which is located at 2001 Market Street, Philadelphia, Pennsylvania 19103, serves as the independent registered public accounting firm for the Trust and, in its capacity as such, audits the annual financial statements contained in each Fund’s Annual Report. The Funds’ Statements of Net Assets, Statements of Operations, Statements of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, as well as the reports of PricewaterhouseCoopers LLP, the independent registered public accounting firm, for the fiscal year ended September 30, 2010, are included in each Fund’s Annual Report to shareholders. The financial statement information for fiscal years ended prior to September 30, 2010 were audited by the Funds’ prior independent registered public accounting firm. The financial statements and financial highlights, the notes relating thereto and the reports of PricewaterhouseCoopers LLP listed above are incorporated by reference from the Annual Reports into this Part B.

PRINCIPAL HOLDERS

      As of December 31, 2010 management believes the following shareholders held of record 5% or more of the outstanding shares of each Class of the Trust. Management has no knowledge of beneficial ownership.

Fund	Share class	Shareholder name and address		Percentage
EQUITY FUND	C	DMH CORP	608.735	94.98%
		ATTN RICK SALUS
		2005 MARKET ST FL 9
		PHILADELPHIA PA 19103-7007
	R	DMH CORP	611.610	99.50%
		ATTN RICK SALUS
		2005 MARKET ST FL 9
		PHILADELPHIA PA 19103-7007
	I	DMH CORP	121,212.733	97.19%
		ATTN RICK SALUS
		2005 MARKET ST FL 9
		PHILADELPHIA PA 19103-7007
	A	NFS LLC	2,896.871	14.69%
		FEBO NFS/FMTC ROLL IRA
		FBO GARY M BATES
		10 URBANDALE RD
		VOORHEESVILLE NY 12186-9619
	A	U S BANCORP INVESTMENTS INC	4,031.683	20.44%
		60 LIVINGSTON AVE
		SAINT PAUL MN 55107
	A	DMTC CUSTODIAN FOR THE IRA OF	2,950.813	14.96%
		J LOGAN
		EXTON PA
	A	DMTC CUSTODIAN FOR THE IRA OF	1,109.781	5.63%
		D BARONE
		BATAVIA NY
	A	DMTC C/F THE ROLLOVER IRA OF	3,192.314	16.19%
		K YATES
		COLUMBUS OH
	A	DMTC C/F THE ROLLOVER IRA OF	2,480.188	12.58%
		J BIGART
		BINGHAMTON NY
CONSERVATIVE ALLOCATION	R	MG TRUST CO	11,095.203	5.72%
FUND		CUST FBO JOHN CIPOLLONE INC
		700 17TH ST STE 300
		DENVER CO 80202-3531

R	MG TRUST CO	10,683.554	5.51%
	CUST FBO J BRECHT
	700 17TH ST STE 300
	DENVER CO 80202
B	NFS LLC	6,686.670	7.42%
	FEBO NFS/FMTC ROLL IRA
	FBO R BELTRAMI
	3117 EAST BLVD
	BETHLEHEM PA 18017
B	NFS LLC	5,174.057	5.74%
	FEBO NFS/FMTC IRA
	FBO DWOODLEY
	3484 W BIRDS NEST DR
	BEVERLY HILLS FL 34465
B	RAYMOND JAMES & ASSOC INC	5,744.082	6.37%
	CSDN FBO A SARDO IRA
	3 ROSS WAY
	WINDSOR LOCKS CT 06096
R	NFS LLC	51,309.354	26.44%
	FEBO STATE STREET BANK
	TRUST CO TTEE VARIOUS
	RETIREMENT PLANS
	440 MAMARONECK AVE
	HARRISON NY 10528
A	PIMS/PRUDENTIAL RETIREMENT	3,315,247.947	53.69%
	AS NOMINEE FOR THE TTEE
	CUST PL 006
	HOAG SHELTERED SAVINGS PLAN
	1 HOAG DR
	NEWPORT BEACH CA 92663-4162
I	C/O MUTUAL FUNDS	829,676.065	27.45%
	WILMINGTON TRUST CO TTEE
	FBO LINCOLN NATL CORP
	EMP SVGS & RET PL
	PO BOX 8880
	WILMINGTON DE 19899-8880
C	MLPF&S FOR THE SOLE BENEFIT	276,743.306	20.95%
	OF ITS CUSTOMERS
	ATTENTION: FUND ADMIN
	4800 DEER LAKE DR E, FL2
	JACKSONVILLE FL 32246-6484
I	MLPF&S FOR THE SOLE BENEFIT	473,593.047	15.67%
	OF ITS CUSTOMERS
	ATTENTION: FUND ADMIN
	4800 DEER LAKE DR E, FL2
	JACKSONVILLE FL 32246-6484
R	MLPF&S FOR THE SOLE BENEFIT	95,480.086	49.21%
	OF ITS CUSTOMERS
	ATTENTION: FUND ADMIN
	4800 DEER LAKE DR E, FL2
	JACKSONVILLE FL 32246-6484

MODERATE ALLOCATION FUND	R	NFS LLC	1,151,513.506	84.86%
		FEBO STATE STREET BANK
		TRUST CO TTEE VARIOUS
		RETIREMENT PLANS
		440 MAMARONECK AVE
		HARRISON NY 10528
	I	RS DMC EMPLOYEE MPP PLAN	393,315.416	5.87%
		DELAWARE MANAGEMENT CO
		MPP TRUST
		C/O RICK SEIDEL
		2005 MARKET ST
		PHILADELPHIA PA 19103-7042
	A	PIMS/PRUDENTIAL RETIREMENT	1,764,124.134	9.14%
		AS NOMINEE FOR THE TTEE
		CUST PL 006
		HOAG SHELTERED SAVINGS PLAN
		1 HOAG DR
		NEWPORT BEACH CA 92663-4162
	I	C/O MUTUAL FUNDS	487,659.520	7.28%
		WILMINGTON TRUST CO TTEE
		FBO BLUE MOUNTAIN HLTH
		SYSTEM 403B PL
		PO BOX 8880
		WILMINGTON DE 19899-8880
	I	C/O MUTUAL FUNDS	4,321,082.801	64.46%
		WILMINGTON TRUST CO TTEE
		FBO LINCOLN NATL CORP
		EMP SVGS & RET PL
		PO BOX 8880
		WILMINGTON DE 19899-8880
	B	MLPF&S FOR THE SOLE BENEFIT	28,695.049	7.80%
		OF ITS CUSTOMERS
		ATTENTION: FUND ADMIN
		4800 DEER LAKE DR E, FL2
		JACKSONVILLE FL 32246-6484
	C	MLPF&S FOR THE SOLE BENEFIT	217,695.637	17.95%
		OF ITS CUSTOMERS
		ATTENTION: FUND ADMIN
		4800 DEER LAKE DR E, FL2
		JACKSONVILLE FL 32246-6484
	R	MLPF&S FOR THE SOLE BENEFIT	103,845.009	7.65%
		OF ITS CUSTOMERS
		ATTENTION: FUND ADMIN
		4800 DEER LAKE DR E, FL2
		JACKSONVILLE FL 32246-6484
GROWTH ALLOCATION FUND	R	NFS LLC	617,186.479	68.58%
		FEBO STATE STREET BANK
		TRUST CO TTEE VARIOUS
		RETIREMENT PLANS
		440 MAMARONECK AVE
		HARRISON NY 10528
	A	PIMS/PRUDENTIAL RETIREMENT	985,621.344	23.82%
		AS NOMINEE FOR THE TTEE
		CUST PL 006
		HOAG SHELTERED SAVINGS PLAN
		1 HOAG DR
		NEWPORT BEACH CA 92663-4162

I	C/O MUTUAL FUNDS	227,882.446	7.26%
	WILMINGTON TRUST CO TTEE
	FBO BLUE MOUNTAIN HEALTH
	SYSTEM 403B PL
	PO BOX 8880
	WILMINGTON DE 19899-8880
I	C/O MUTUAL FUNDS	187,729.018	5.98%
	WILMINGTON TRUST CO
	CUST FBO BOH TRUSTEE PARENTS
	CHILDREN 401K
	PO BOX 8880
	WILMINGTON DE 19899-8880
I	C/O MUTUAL FUNDS	1,197,818.497	38.18%
	WILMINGTON TRUST CO TTEE
	FBO LINCOLN NATL CORP
	EMP SVGS & RET PL
	PO BOX 8880
	WILMINGTON DE 19899-8880
I	C/O MUTUAL FUNDS	223,236.938	7.12%
	WILMINGTON TRUST CO TTEE
	FBO LINCOLN NTL LIFE INS CO
	AGT SVGS PL
	PO BOX 8880
	WILMINGTON DE 19899-8880
I	C/O MUTUAL FUNDS	254,277.677	8.11%
	WILMINGTON TRUST CO TRUSTEE
	FBO DELAWARE MGMT
	HOLDINGS INC EMP
	PO BOX 8880
	WILMINGTON DE 19899-8880
A	MLPF&S FOR THE SOLE BENEFIT	465,533.828	11.25%
	OF ITS CUSTOMERS
	ATTENTION: FUND ADMIN
	4800 DEER LAKE DR E, FL2
	JACKSONVILLE FL 32246-6484
C	MLPF&S FOR THE SOLE BENEFIT	79,122.872	11.16%
	OF ITS CUSTOMERS
	ATTENTION: FUND ADMIN
	4800 DEER LAKE DR E, FL2
	JACKSONVILLE FL 32246-6484
R	MLPF&S FOR THE SOLE BENEFIT	194,673.690	21.63%
	OF ITS CUSTOMERS
	ATTENTION: FUND ADMIN
	4800 DEER LAKE DR E, FL2
	JACKSONVILLE FL 32246-6484

PART C
(Delaware Group® Foundation Funds)
File Nos. 333-38801/811-08457
Post-Effective Amendment No. 32

OTHER INFORMATION

Item 28.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed documents indicated below, except as noted:

(a)	Articles of Incorporation.

	(1)	Agreement and Declaration of Trust (October 1997) incorporated into this filing by reference to the initial registration statement on Form N-1A filed October 27, 1997.

(i) Executed Certificate of Amendment (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 24 filed November 29, 2007.

(ii) Executed Certificate of Amendment (February 26, 2009) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 18, 2009.

(iii) Executed Certificate of Amendment (August 18, 2009) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 30 filed November 25, 2009.

	(2)	Executed Certificate of Trust (October 24, 1997) incorporated into this filing by reference to Post-Effective Amendment No. 21 filed November 29, 2005.

(b)	By-Laws. Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 25 filed January 28, 2008.

(c)	Instruments Defining Rights of Security Holders.

	(1)	Agreement and Declaration of Trust. Articles III, IV, V and VI of the Agreement and Declaration of Trust (October 1997) incorporated into this filing by reference to the initial registration statement on Form N-1A filed October 27, 1997.

	(2)	By-Laws. Article II of the Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 25 filed January 28, 2008.

(d)	Investment Advisory Contracts.

	(1)	Executed Investment Management Agreement (January 4, 2010) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant, on behalf of each Fund, attached as Exhibit No. EX-99.d.1.

	(2)	Executed Investment Advisory Expense Limitation Letter (January 2011) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant attached as Exhibit No. EX-99.d.2.

(e)	Underwriting Contracts.

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	(1)	Distribution Agreements.

(i) Executed Amended and Restated Distribution Agreement (January 4, 2010) between Delaware Distributors, L.P. and the Registrant, on behalf of each Fund, attached as Exhibit No. EX-99.e.1.i.

(ii) Executed Distribution Expense Limitation Letter (January 2011) between Delaware Distributors, L.P. and the Registrant attached as Exhibit No. EX-99.e.1.ii.

	(2)	Dealer’s Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 12 filed January 29, 2001.

	(3)	Vision Mutual Fund Gateway® Agreement (November 2000) incorporated into this filing by reference to Post-Effective Amendment No. 16 filed November 27, 2002.

	(4)	Registered Investment Advisers Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 16 filed November 27, 2002.

	(5)	Bank/Trust Agreement (August 2004) incorporated into this filing by reference to Post-Effective Amendment No. 19 filed December 20, 2004.

(f)	Bonus or Profit Sharing Contracts. Not applicable.

(g)	Custodian Agreements.

	(1)	Executed Mutual Fund Custody and Services Agreement (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to the Registrant's registration statement on Form N-14 filed December 15, 2008.

	(2)	Executed Securities Lending Authorization (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 24 filed November 29, 2007.

(i) Executed Amendment (September 22, 2009) to the Securities Lending Authorization Agreement attached as Exhibit No. EX-99.g.2.i.

(ii) Executed Amendment No. 2 (January 1, 2010) to the Securities Lending Authorization Agreement attached as Exhibit No. EX-99.g.2.ii.

(h)	Other Material Contracts.

	(1)	Executed Shareholder Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment. No. 14 filed December 12, 2001.

(i) Executed Amendment No. 2 (October 20, 2009) to Schedule A to the Shareholder Services Agreement attached as Exhibit No. EX-99.h. 1.i.

(ii) Executed Schedule B (June 1, 2009) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 30 filed November 25, 2009.

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	(2)	Executed Fund Accounting and Financial Administration Services Agreement (October 1, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 24 filed November 29, 2007.

	(3)	Executed Fund Accounting and Financial Administration Oversight Agreement (January 4, 2010) between Delaware Service Company, Inc. and the Registrant attached as Exhibit No. EX-99.h.3.

(i) Amendment No. 2 (January 31, 2011) to Schedule A to the Fund Accounting and Financial Administration Oversight Agreement attached as Exhibit No. EX-99.h.3.i.

(i)	Legal Opinion.

	(1)	Opinion and Consent of Counsel (January 26, 2007) with respect to Delaware Foundation Growth Allocation Fund (formerly, Delaware Aggressive Allocation Portfolio), Delaware Foundation Moderate Allocation Fund (formerly, Delaware Moderate Allocation Portfolio)and Delaware Foundation Conservative Allocation Fund (formerly, Delaware Conservative Allocation Portfolio) incorporated into this filing by reference to Post-Effective Amendment No. 23 filed January 26, 2007.

	(2)	Opinion and Consent of Counsel with respect to Delaware Foundation Equity Fund (August 18, 2009) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 18, 2009.

(j)	Other Opinions. Consent of Independent Registered Public Accounting Firm (January 2011) attached as Exhibit No. EX-99.j.

(k)	Omitted Financial Statements. Not applicable.

(l)	Initial Capital Agreements. Not applicable.

(m)	Rule 12b-1 Plan.

	(1)	Plan under Rule 12b-1 for Class A (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 14 filed December 12, 2001.

	(2)	Plan under Rule 12b-1 for Class B (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 14 filed December 12, 2001.

	(3)	Plan under Rule 12b-1 for Class C (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 14 filed December 12, 2001.

	(4)	Plan under Rule 12b-1 for Class R (May 15, 2003) incorporated into this filing by reference to Post-Effective Amendment No. 18 filed November 26, 2003.

(n)	Rule 18f-3 Plan.

	(1)	Plan under Rule 18f-3 (February 18, 2010) attached as Exhibit No. EX-99.n.1.

(o)	Reserved.

(p)	Codes of Ethics.

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(1) Code of Ethics for the Delaware Investments' Family of Funds (February 2010) attached as Exhibit No. EX-99.p.1.

(2) Code of Ethics for Delaware Investments (Delaware Management Company, a series of Delaware Management Business Trust, and Delaware Distributors, L.P.) (February 2010) attached as Exhibit No. EX-99.p.2.

(q) Other. Powers of Attorney (May 17, 2007) incorporated into this filing by reference to Post-Effective Amendment No. 24 filed November 29, 2007.

Item 29.	Persons Controlled by or Under Common Control with the Registrant. None.

Item 30.	Indemnification. Article VII, Section 2 (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 24 filed November 29, 2007. Article VI of the Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 25 filed January 28, 2008.

Item 31.	Business and Other Connections of the Investment Adviser.

Delaware Management Company (the “Manager”), a series of Delaware Management Business Trust, serves as investment manager to the Registrant and also serves as investment manager or sub-advisor to certain of the other funds in the Delaware Investments® Funds (Delaware Group® Adviser Funds, Delaware Group Cash Reserve, Delaware Group Equity Funds I, Delaware Group Equity Funds II, Delaware Group Equity Funds III, Delaware Group Equity Funds IV, Delaware Group Equity Funds V, Delaware Group Global & International Funds, Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Fund, Delaware Group Tax-Free Money Fund, Delaware Pooled® Trust, Delaware VIP® Trust, Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Voyageur Tax Free Funds, Delaware Investments Dividend and Income Fund, Inc., Delaware Investments Global Dividend and Income Fund, Inc., Delaware Investments Arizona Municipal Income Fund, Inc., Delaware Investments Colorado Municipal Income Fund, Inc., Delaware Investments National Municipal Income Fund, Delaware Investments Minnesota Municipal Income Fund II, Inc., and Delaware Enhanced Global Dividend and Income Fund) and the Optimum Fund Trust, as well as to certain non-affiliated registered investment companies. In addition, certain officers of the Manager also serve as trustees and/or officers of other Delaware Investments Funds and Optimum Fund Trust. A company indirectly owned by the Manager’s parent company acts as principal underwriter to the mutual funds in the Delaware Investments Funds (see Item 32 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the Delaware Investments Funds.

The following persons serving as directors or officers of the Manager have held the following positions during the past two years. Unless otherwise noted, the principal business address of the directors and officers of the Manager is 2005 Market Street, Philadelphia, PA 19103-7094.

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held
Patrick P. Coyne	President	Chairman/President/Chief	Mr. Coyne has served in various
		Executive Officer	executive capacities within
Delaware Investments

Director – Kaydon Corp.
Michael J. Hogan1	Executive Vice	Executive Vice	Mr. Hogan has served in
	President/Head of Equity	President/Head of Equity	various executive capacities
	Investments	Investments	within Delaware Investments
See Yeng Quek	Executive Vice	Executive Vice	Mr. Quek has served in various
	President/Managing	President/Managing	executive capacities within
	Director/Head of Fixed	Director, Fixed Income	Delaware Investments
Income

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Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held
Philip N. Russo	Executive Vice	None	Mr. Russo has served in various
	President/Chief		executive capacities within
	Administrative Officer		Delaware Investments
Theodore K. Smith	Executive Vice	None	Mr. Smith has served in various
	President/Retail Product,		executive capacities within
	Sales, and Marketing		Delaware Investments
Douglas L. Anderson	Senior Vice President –	None	Mr. Anderson has served in
	Operations/Anti-Money		various executive capacities
	Laundering Officer		within Delaware Investments
Joseph R. Baxter	Senior Vice	Senior Vice President/Head	Mr. Baxter has served in
	President/Head of	of Municipal Bond	various executive capacities
	Municipal Bond	Investments	within Delaware Investments
Investments/Senior
Portfolio Manager
Christopher S. Beck	Senior Vice	Senior Vice	Mr. Beck has served in various
	President/Chief	President/Senior Portfolio	executive capacities within
	Investment Officer—	Manager	Delaware Investments
Small Cap Value Equity
Michael P. Buckley	Senior Vice	Senior Vice	Mr. Buckley has served in
	President/Director of	President/Director of	various executive capacities
	Municipal Research	Municipal Research	within Delaware Investments
Stephen J. Busch	Senior Vice President –	Senior Vice President–	Mr. Busch has served in various
	Investment Accounting	Investment Accounting	executive capacities within
Delaware Investments
Michael F. Capuzzi	Senior Vice President —	Senior Vice President —	Mr. Capuzzi has served in
	Investment Systems	Investment Systems	various executive capacities
within Delaware Investments
Lui-Er Chen2	Senior Vice	Senior Vice	Mr. Chen has served in various
	President/Senior	President/Senior Portfolio	executive capacities within
	Portfolio Manager/Chief	Manager/Chief Investment	Delaware Investments
	Investment Officer,	Officer, Emerging Markets
Emerging Markets and
Healthcare
Thomas H. Chow	Senior Vice	Senior Vice	Mr. Chow has served in various
	President/Senior	President/Senior Portfolio	executive capacities within
	Portfolio Manager	Manager	Delaware Investments
Stephen J. Czepiel3	Senior Vice	Senior Vice	Mr. Czepiel has served in
	President/Senior	President/Senior Portfolio	various executive capacities
	Portfolio Manager	Manager	within Delaware Investments
Chuck M. Devereux	Senior Vice	Senior Vice	Mr. Devereux has served in
	President/Director of	President/Senior Research	various executive capacities
	Credit Research	Analyst	within Delaware Investments
Roger A. Early4	Senior Vice	Senior Vice	Mr. Early has served in various
	President/Co-Chief	President/Senior Portfolio	executive capacities within
	Investment Officer—	Manager	Delaware Investments
Total Return Fixed
Income Strategy
Stuart M. George	Senior Vice	Senior Vice President/Head	Mr. George has served in
	President/Head of Equity	of Equity Trading	various executive capacities
	Trading		within Delaware Investments

5

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held
Edward Gray	Senior Vice	Vice President/Senior	Mr. Gray has served in various
	President/Chief	Portfolio Manager	executive capacities within
	Investment Officer—		Delaware Investments
International Value
Equity
Paul Grillo	Senior Vice President/	Senior Vice	Mr. Grillo has served in various
	Co-Chief Investment	President/Senior Portfolio	executive capacities within
	Officer—Total Return	Manager	Delaware Investments
Fixed Income Strategy
James L. Hinkley	Senior Vice	None	Mr. Hinkley has served in
	President/Director of		various executive capacities
	Wealth Management		within Delaware Investments
Jeffrey M. Kellogg	Senior Vice	Senior Vice	Mr. Kellogg has served in
	President/Mutual Funds	President/Mutual Funds	various executive capacities
within Delaware Investments
Kevin P. Loome5	Senior Vice	Senior Vice	Mr. Loome has served in
	President/Senior	President/Senior Portfolio	various executive capacities
	Portfolio Manager/Head	Manager/Head of High	within Delaware Investments
	of High Yield	Yield Investments
Investments
Christopher McCarthy	Senior Vice	None	Mr. McCarthy has served in
	President/Sub-Advisory		various executive capacities
	Sales and Relationship		within Delaware Investments
Management
Timothy D. McGarrity	Senior Vice	None	Mr. McGarrity has served in
	President/Financial		various executive capacities
	Services Officer		within Delaware Investments
Francis X. Morris	Senior Vice	Senior Vice President/Chief	Mr. Morris has served in
	President/Chief	Investment Officer — Core	various executive capacities
	Investment Officer —	Equity	within Delaware Investments
Core Equity
Brian L. Murray, Jr.	Senior Vice	Senior Vice President/	Mr. Murray has served in
	President/Chief	Chief Compliance Officer	various executive capacities
	Compliance Officer		within Delaware Investments
Susan L. Natalini	Senior Vice	None	Ms. Natalini has served in
	President/Marketing &		various executive capacities
	Shared Services		within Delaware Investments
D. Tysen Nutt	Senior Vice	Senior Vice President/Chief	Mr. Nutt has served in various
	President/Chief	Investment Officer,	executive capacities within
	Investment Officer,	Large Cap Value Focus	Delaware Investments
	Large Cap Value Focus	Equity
Equity
Philip O. Obazee	Senior Vice	Senior Vice	Mr. Obazee has served in
	President/Structured	President/Structured	various executive capacities
	Products and Derivatives	Products and Derivatives	within Delaware Investments
	Manager	Manager
David P. O’Connor	Senior Vice	Senior Vice	Mr. O’Connor has served in
	President/Strategic	President/Strategic	various executive capacities
	Investment Relationships	Investment Relationships	within Delaware Investments
	and Initiatives/General	and Initiatives/General
	Counsel	Counsel	Senior Vice President/Strategic
Investment Relationships and
Initiatives/General
Counsel/Chief Legal Officer –
Optimum Fund Trust

6

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held
Jeffrey W. Rexford	Senior Vice	None	Mr. Rexford has served in
	President/Sub-Advisory		various executive capacities
	and Relationship		within Delaware Investments
Management
Richard Salus	Senior Vice President/	Senior Vice President/Chief	Mr. Salus has served in various
	Controller/Treasurer	Financial Officer	executive capacities within
Delaware Investments

Senior Vice President/Chief
Financial Officer – Optimum
Fund Trust
Jeffrey S. Van Harte6	Senior Vice	Senior Vice President/Chief	Mr. Van Harte has served in
	President/Chief	Investment Officer —	various executive capacities
	Investment Officer —	Focus Growth Equity	within Delaware Investments
Focus Growth Equity
W. Alex Wei	Senior Vice	None	Mr. Wei has served in various
	President/Head of		executive capacities within
	Structured Credit		Delaware Investments
Investment/Chief
Quantitative Analyst
Babak Zenouzi7	Senior Vice	Senior Vice	Mr. Zenouzi has served in
	President/Chief	President/Senior Portfolio	various executive capacities
	Investment Officer—	Manager	within Delaware Investments
REIT Equity
Gary T. Abrams	Vice President/Senior	Vice President/Senior	Mr. Abrams has served in
	Equity Trader	Equity Trader	various executive capacities
within Delaware Investments
Christopher S. Adams	Vice President/Portfolio	Vice President/Portfolio	Mr. Adams has served in
	Manager/Senior Equity	Manager/Senior Equity	various executive capacities
	Analyst	Analyst	within Delaware Investments
Damon J. Andres	Vice President/Senior	Vice President/Senior	Mr. Andres has served in
	Portfolio Manager	Portfolio Manager	various executive capacities
within Delaware Investments
Wayne A. Anglace8	Vice President/Credit	Vice President/Credit	Mr. Anglace has served in
	Research Analyst	Research Analyst	various executive capacities
within Delaware Investments
Margaret MacCarthy Bacon9	Vice	Vice President/Investment	Ms. Bacon has served in various
	President/Investment	Specialist	executive capacities within
	Specialist		Delaware Investments
Patricia L. Bakely	Vice President/Assistant	None	Ms. Bakely has served in
	Controller		various executive capacities
within Delaware Investments
Kristen E. Bartholdson10	Vice President/Portfolio	Vice President/Portfolio	Ms. Bartholdson has served in
	Manager	Manager	various executive capacities
within Delaware Investments
Todd Bassion11	Vice President/Portfolio	Vice President/Portfolio	Mr. Bassion has served in
	Manager	Manager	various executive capacities
within Delaware Investments

7

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held
Jo Anne Bennick	Vice President/15(c)	Vice President/15(c)	Ms. Bennick has served in
	Reporting	Reporting	various executive capacities
within Delaware Investments
Richard E. Biester	Vice President/Equity	Vice President/Equity	Mr. Biester has served in
	Trader	Trader	various executive capacities
within Delaware Investments
Sylvie S. Blender	Vice President/Sub-	None	Ms. Blender has served in
	Advisory Client Services		various executive capacities
within Delaware Investments
Christopher J. Bonavico12	Vice President/Senior	Vice President/Senior	Mr. Bonavico has served in
	Portfolio	Portfolio Manager/Equity	various executive capacities
	Manager/Equity Analyst	Analyst	within Delaware Investments
Vincent A. Brancaccio	Vice President/Senior	Vice President/Senior	Mr. Brancaccio has served in
	Equity Trader	Equity Trader	various executive capacities
within Delaware Investments
Kenneth F. Broad13	Vice President/Senior	Vice President/Senior	Mr. Broad has served in various
	Portfolio	Portfolio Manager/Equity	executive capacities within
	Manager/Equity Analyst	Analyst	Delaware Investments
Kevin J. Brown14	Vice President/	Vice President/	Mr. Brown has served in
	Senior Investment	Senior Investment	various executive capacities
	Specialist	Specialist	within Delaware Investments
Mary Ellen M. Carrozza	Vice President/Client	Vice President/Client	Ms. Carrozza has served in
	Services	Services	various executive capacities
within Delaware Investments
Stephen G. Catricks	Vice President/Portfolio	Vice President/Portfolio	Mr. Catricks has served in
	Manager	Manager	various executive capacities
within Delaware Investments
Wen-Dar Chen15	Vice President/Portfolio	Vice President/Portfolio	Mr. Chen has served in various
	Manager—International	Manager	executive capacities within
	Debt		Delaware Investments
Anthony G. Ciavarelli	Vice President/	Vice President/Associate	Mr. Ciavarelli has served in
	Associate General	General Counsel/Assistant	various executive capacities
	Counsel/Assistant	Secretary	within Delaware Investments
Secretary
David F. Connor	Vice President/Deputy	Vice President/Deputy	Mr. Connor has served in
	General	General Counsel/Secretary	various executive capacities
	Counsel/Secretary		within Delaware Investments

Vice President/Deputy General
Counsel/Secretary – Optimum
Fund Trust
Michael Costanzo	Vice	Vice President/Performance	Mr. Costanzo has served in
	President/Performance	Analyst Manager	various executive capacities
	Analyst Manager		within Delaware Investments
Kishor K. Daga	Vice	Vice President/Derivatives	Mr. Daga has served in various
	President/Derivatives	Operations	executive capacities within
	Operations		Delaware Investments
Cori E. Daggett	Vice President/Counsel/	Vice President/Associate	Ms. Daggett has served in
	Assistant Secretary	General Counsel/Assistant	various executive capacities
		Secretary	within Delaware Investments
Craig C. Dembek16	Vice President/Senior	Vice President/Senior	Mr. Dembek has served in
	Research Analyst	Research Analyst	various executive capacities
within Delaware Investments

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Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held
Kevin C. Donegan	Vice President/Business	None	Mr. Donegan has served in
	Manager		various executive capacities
within Delaware Investments
Camillo D’Orazio	Vice	Vice President/Investment	Mr. D’Orazio has served in
	President/Investment	Accounting	various executive capacities
	Accounting		within Delaware Investments
Christopher M. Ericksen17	Vice President/Portfolio	Vice President/Portfolio	Mr. Ericksen has served in
	Manager/Equity Analyst	Manager/Equity Analyst	various executive capacities
within Delaware Investments
Joel A. Ettinger	Vice President –	Vice President – Taxation	Mr. Ettinger has served in
	Taxation		various executive capacities
within Delaware Investments
Devon K. Everhart	Vice President/Senior	Vice President/Senior	Mr. Everhart has served in
	Research Analyst	Research Analyst	various executive capacities
within Delaware Investments
Joseph Fiorilla	Vice President – Trading	Vice President – Trading	Mr. Fiorilla has served in
	Operations	Operations	various executive capacities
within Delaware Investments
Charles E. Fish	Vice President/Senior	Vice President/Senior	Mr. Fish has served in various
	Equity Trader	Equity Trader	executive capacities within
Delaware Investments
Clifford M. Fisher	Vice President/Credit	Vice President/Senior	Mr. Fisher has served in various
	Analyst	Municipal Bond Trader	executive capacities within
Delaware Investments
Patrick G. Fortier18	Vice President/Portfolio	Vice President/Portfolio	Mr. Fortier has served in
	Manager/Equity Analyst	Manager/Equity Analyst	various executive capacities
within Delaware Investments
Paul D. Foster	Vice	None	Mr. Foster has served in various
	President/Investment		executive capacities within
	Specialist — Emerging		Delaware Investments
Growth Equity
Jamie Fox	Vice President/Head of	None	Mr. Fox has served in various
	Investment Only		executive capacities within
Delaware Investments
Denise A. Franchetti	Vice President/Portfolio	Vice President/Portfolio	Ms. Franchetti has served in
	Manager/Senior	Manager/Municipal Bond	various executive capacities
	Research Analyst	Credit Analyst	within Delaware Investments
Lawrence G. Franko19	Vice President/Senior	Vice President/Senior	Mr. Franko has served in
	Equity Analyst	Equity Analyst	various executive capacities
within Delaware Investments
Daniel V. Geatens	Vice President/Director	Vice President/Treasurer	Mr. Geatens has served in
	of Financial		various executive capacities
	Administration		within Delaware Investments
Gregory A. Gizzi20	Vice President/Head	Vice President/Head	Mr. Gizzi has served in various
	Municipal Bond Trader	Municipal Bond Trader	executive capacities with
Delaware Investments
Gregg J. Gola21	Vice President/Senior	Vice President/Senior High	Mr. Gola has served in various
	High Yield Trader	Yield Trader	executive capacities within
Delaware Investments
Christopher Gowlland22	Vice President/Senior	Vice President/Senior	Mr. Gowlland has served in
	Quantitative Analyst	Quantitative Analyst	various executive capacities
within Delaware Investments

9

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held
Edward Gray23	Vice President/Senior	Vice President/Senior	Mr. Gray has served in various
	Portfolio Manager	Portfolio Manager	executive capacities within
Delaware Investments
David J. Hamilton	Vice President/Research	Vice President/Credit	Mr. Hamilton has served in
	Analyst	Research Analyst	various executive capacities
within Delaware Investments
Lisa L. Hansen24	Vice President/Head of	Vice President/Head of	Ms. Hansen has served in
	Focus Growth Equity	Focus Growth Equity	various executive capacities
	Trading	Trading	within Delaware Investments
Scott Hastings	Vice President/Equity	None	Mr. Hastings has served in
	Analyst		various executive capacities
within Delaware Investments
Sharon L. Hayman	Vice President/Sub-	None	Ms. Hayman has served in
	Advisory Client Services		various executive capacities
within Delaware Investments
Gregory M. Heywood25	Vice President/Portfolio	Vice President/Portfolio	Mr. Heywood has served in
	Manager/Equity Analyst	Manager/Equity Analyst	various executive capacities
within Delaware Investments
Sharon Hill	Vice President/Head of	Vice President/Head of	Ms. Hill has served in various
	Equity Quantitative	Equity Quantitative	executive capacities within
	Research and Analytics	Research and Analytics	Delaware Investments
J. David Hillmeyer26	Vice President/Corporate	Vice President/Corporate	Mr. Hillmeyer has served in
	Bond Trader	Bond Trader	various executive capacities
within Delaware Investments
Chungwei Hsia27	Vice President/	Vice President/Senior	Mr. Hsia has served in various
	Emerging and Developed	Research Analyst	executive capacities within
	Markets Analyst		Delaware Investments
Cynthia Isom	Vice President/Portfolio	Vice President/Portfolio	Ms. Isom has served in various
	Manager	Manager	executive capacities within
Delaware Investments
Stephen M. Juszczyszyn28	Vice	Vice President/Structured	Mr. Juszczyszyn has served in
	President/Structured	Products Analyst/Trader	various executive capacities
	Products Analyst/Trader		within Delaware Investments
Kelly McKee	Vice President/Equity	None	Ms. McKee has served in
	Analyst		various executive capacities
within Delaware Investments
Nancy Keenan	Vice President/Product	None	Ms. Keenan has served in
	Manager		various executive capacities
within Delaware Investments
Anu B. Kothari29	Vice President/Equity	Vice President/Equity	Ms. Kothari has served in
	Analyst	Analyst	various executive capacities
within Delaware Investments
Roseanne L. Kropp	Vice President/Senior	Vice President/Senior Fund	Ms. Kropp has served in various
	Fund Analyst - High	Analyst – High Grade	executive capacities within
	Grade		Delaware Investments
Nikhil G. Lalvani	Vice President/Portfolio	Vice President/Portfolio	Mr. Lalvani has served in
	Manager	Manager	various executive capacities
within Delaware Investments
Anthony A. Lombardi	Vice President/Senior	Vice President/Senior	Mr. Lombardi has served in
	Portfolio Manager	Portfolio Manager	various executive capacities
within Delaware Investments
Kent Madden	Vice President/Equity	None	Mr. Madden has served in
	Analyst		various executive capacities
within Delaware Investments

10

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held
John P. McCarthy30	Vice President/Senior	Vice President/Senior	Mr. McCarthy has served in
	Research Analyst/Trader	Research Analyst/Trader	various executive capacities
within Delaware Investments
Brian McDonnell31	Vice	Vice President/Structured	Mr. McDonnell has served in
	President/Structured	Products Analyst/Trader	various executive capacities
	Products Analyst/Trader		within Delaware Investments
Michael S. Morris	Vice President/Portfolio	Vice President/Portfolio	Mr. Morris has served in
	Manager/Senior Equity	Manager/Senior Equity	various executive capacities
	Analyst	Analyst	within Delaware Investments
Terrance M.	Vice President/Fixed	Vice President/Fixed	Mr. O’Brien has served in
O’Brien32	Income Reporting	Income Reporting Analyst	various executive capacities
	Analyst		with Delaware Investments
Constantine Mylonas	Vice President/Product	None	Mr. Mylonas has served in
	Manager		various executive capacities
within Delaware Investments
Donald G. Padilla	Vice President/Portfolio	Vice President/Portfolio	Mr. Padilla has served in
	Manager/Senior Equity	Manager/Senior Equity	various executive capacities
	Analyst	Analyst	within Delaware Investments
Marlene Petter	Vice	None	Ms. Petter has served in various
	President/Marketing		executive capacities within
	Communications		Delaware Investments
Daniel J. Prislin33	Vice President/Senior	Vice President/Senior	Mr. Prislin has served in various
	Portfolio	Portfolio Manager/Equity	executive capacities within
	Manager/Equity Analyst	Analyst	Delaware Investments
Gretchen Regan	Vice	Vice President/Quantitative	Ms. Regan has served in various
	President/Quantitative	Analyst	executive capacities within
	Analyst		Delaware Investments
Carl Rice	Vice President/Senior	Vice President/Senior	Mr. Rice has served in various
	Investment Specialist,	Investment Specialist,	executive capacities within
	Large Cap Value Focus	Large Cap Value Focus	Delaware Investments
	Equity	Equity
Joseph T. Rogina	Vice President/Equity	Vice President/Equity	Mr. Rogina has served in
	Trader	Trader	various executive capacities
within Delaware Investments
Debbie A. Sabo34	Vice President/Equity	Vice President/Equity	Ms. Sabo has served in various
	Trader – Focus Growth	Trader – Focus Growth	executive capacities within
	Equity	Equity	Delaware Investments
Kevin C. Schildt	Vice President/Senior	Vice President/Senior	Mr. Schildt has served in
	Municipal Credit Analyst	Municipal Credit Analyst	various executive capacities
within Delaware Investments
Bruce Schoenfeld35	Vice President/Equity	Vice President/Equity	Mr. Schoenfeld has served in
	Analyst	Analyst	various executive capacities
within Delaware Investments
Brian Scotto	Vice	None	Mr. Scotto has served in various
	President/Government		executive capacities within
	and Agency Trader		Delaware Investments
Richard D. Seidel	Vice President/Assistant	None	Mr. Seidel has served in various
	Controller/Assistant		executive capacities within
	Treasurer		Delaware Investments
Catherine A. Seklecki	Vice President/Sub-	None	Ms. Seklecki has served in
	Advisory Client Services		various executive capacities
within Delaware Investments

11

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held
Parshv V. Shah	Vice President/Equity	None	Mr. Shah has served in various
	Analyst		executive capacities within
Delaware Investments
Barry Slawter	Vice President/Editorial	None	Mr. Slawter has served in
	Services		various executive capacities
within Delaware Investments
Molly Thompson	Vice President/Product	None	Ms. Thompson has served in
	Manager		various executive capacities
within Delaware Investments
Junee Tan-Torres36	Vice President/	Vice President/Structured	Mr. Tan-Torres has served in
	Structured Solutions	Solutions	various executive capacities
within Delaware Investments
Robert A. Vogel, Jr.	Vice President/Senior	Vice President/Senior	Mr. Vogel has served in various
	Portfolio Manager	Portfolio Manager	executive capacities within
Delaware Investments
Nael H. Wahaidi	Vice	None	Mr. Wahaidi has served in
	President/Quantitative		various executive capacities
	Analyst		within Delaware Investments
Jeffrey S. Wang37	Vice President/Equity	Vice President/Equity	Mr. Wang has served in various
	Analyst	Analyst	executive capacities within
Delaware Investments
Michael G. Wildstein38	Vice President/Senior	Vice President/Senior	Mr. Wildstein has served in
	Research Analyst	Research Analyst	various executive capacities
within Delaware Investments
Kathryn R. Williams	Vice President/Associate	Vice President/Associate	Ms. Williams has served in
	General	General Counsel/Assistant	various executive capacities
	Counsel/Assistant	Secretary	within Delaware Investments
Secretary
Guojia Zhang39	Vice President/Equity	Vice President/Equity	Mr. Zhang has served in various
	Analyst	Analyst	executive capacities within
Delaware Investments
Douglas R. Zinser40	Vice President/Senior	Vice President/Credit	Mr. Zinser has served in various
	Research Analyst	Research Analyst	executive capacities within
Delaware Investments

1.	Managing Director/Global Head of Equity (2004-2007) and Director/Portfolio Strategist (1996-2004), SEI Investments.
2.	Managing Director/Senior Portfolio Manager, Evergreen Investment Management Company, 1995.
3.	Vice President, Mesirow Financial, 1993-2004.
4.	Senior Portfolio Manager, Chartwell Investment Partners, 2003-2007; Chief Investment Officer, Turner Investments, 2002-2003.
5.	Portfolio Manager/Analyst, T. Rowe Price, 1996-2007.
6.	Principal/Executive Vice President, Transamerica Investment Management, LLC, 1980-2005
7.	Senior Portfolio Manager, Chartwell Investment Partners, 1999-2006.
8.	Research Analyst, Gartmore Global Investments, 2004-2007; Vice President - Private Client Researcher, Deutsche Bank Alex. Brown, 2000-2004.
9.	Client Service Officer, Thomas Weisel Partners, 2002-2005.
10.	Equity Research Salesperson, Susquehanna International Group, 2004-2006.
11.	Senior Research Associate, Thomas Weisel Partners, 2002-2005.
12.	Principal/Portfolio Manager, Transamerica Investment Management, LLC, 1993-2005.

12

13.	Principal/Portfolio Manager, Transamerica Investment Management, LLC, 2000-2005.
14.	Director – Institutional Equity Sales, Merrill Lynch, 2003-2006
15.	Quantitative Analyst, J.P. Morgan Securities, 1998-2004.
16.	Senior Fixed Income Analyst, Chartwell Investment Partners, 2003-2007; Senior Fixed Income Analyst, Stein, Roe & Farnham, 2000-2003.
17.	Portfolio Manager, Transamerica Investment Management, LLC, 2004-2005; Vice President/Portfolio Manager, Goldman Sachs 1994-2004.
18.	Portfolio Manager, Transamerica Investment Management, LLC, 2000-2005.
19.	Finance Professor, University of Massachusetts, 1987-2006; Co-founder, Arborway Capital, 2005; Senior Investment Professional, Thomas Weisel Partners, 2002-2005; Senior Investment Professional, ValueQuest, 1987-2002.
20.	Vice President, Lehman Brothers, 2002-2008.
21.	Executive Director, Morgan Stanley Investment Manager, Miller, Anderson and Sherrerd, 1998-2007.
22.	Vice President/Senior Quantitative Analyst, State Street Global Markets LLC, 2005-2007; Quantitative Strategist, Morgan Stanley, 2004-2005; Investment Banker, Commerzbank Securities, 2000-2004.
23.	Portfolio Manager, Thomas Weisel Partners, 2002-2005.
24.	Principal/Portfolio Manager/Senior Trader, Transamerica Investment Management, LLC, 1997-2005.
25.	Senior Research Analyst, Transamerica Investment Management, LLC, 2004-2005; Senior Analyst, Wells Capital Management, LLC 2003-2004; Senior Analyst, Montgomery Asset Management 1996-2003.
26.	Senior Corporate Bond Trader, High Yield Portfolio Manager/Trader, Quantitative Analyst, Hartford Investment Management Company, 1996-2007.
27.	Senior Analyst, Oppenheimerfunds, 2006-2007; Senior Analyst, Merrill Lynch Investment Managers, 2005-2006; Analyst, Federated Investors, 2001-2005.
28.	Director of Fixed Income Trading, Sovereign Bank Capital Markets, 2001-2007.
29.	Equity Research Analyst, State Street Global Advisors, 2002-2008.
30.	Senior High Yield Trader, Chartwell Investment Partners, 2002-2007.
31.	Managing Director – Fixed Income Trading, Sovereign Securities, 2001-2007.
32.	Senior Software Developer/Technical Lead, Advisorport/PFPC, 2000-2005.
33.	Principal/Portfolio Manager, Transamerica Investment Management, LLC, 1998-2005.
34.	Head Trader, McMorgan & Company, 2003-2005.
35.	Vice President/Senior Emerging Markets Analyst, Artha Capital Management, 2005-2006; Director/Portfolio Manager, CDP Capital, 2002-2005.
36.	Director of Pension Analytics, Merrill Lynch, 2006-2008; Managing Director, Pension, Investment and Insurance Resource, LLC, 2006; Investment Director, Watson Wyatt Investment Consulting, 2003-2006.
37.	Investment Manager, Pictet Asset Management Limited, 2004-2007; Summer Intern, Ritchie Capital Management, LLC, 2003; Senior Investment Associate, Putnam Investments, 1999-2002.
38.	Portfolio Manager, Merrill Lynch Investment Managers, 2001-2007.
39.	Equity Analyst, Evergreen Investment Management Company, 2004-2006.
40.	Vice President, Assurant, 2006-2007; Assistant Vice President - Senior Research Analyst, Delaware Investments, 2002-2006.

Item 32.	Principal Underwriters.

	(a)	Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments Family of Funds and the Optimum Fund Trust.

	(b)	Information with respect to each officer and partner of the principal underwriter and the Registrant is provided below. Unless otherwise noted, the principal business address of each officer and partner of Delaware Distributors, L.P. is 2005 Market Street, Philadelphia, PA 19103-7094.

Name and Principal	Positions and Offices with	Positions and Offices with
Business Address	Underwriter	Registrant
Delaware Distributors, Inc.	General Partner	None
Delaware Capital	Limited Partner	None
Management

13

Name and Principal	Positions and Offices with	Positions and Offices with
Business Address	Underwriter	Registrant
Delaware Investment Advisers	Limited Partner	None
J. Scott Coleman	President	None
Philip N. Russo	Executive Vice President	None
Theodore K. Smith	Executive Vice President	None
Douglas L. Anderson	Senior Vice President	None
Jeffrey M. Kellogg	Senior Vice President	None
Brian L. Murray, Jr.	Senior Vice President	Senior Vice President/Chief
Compliance Officer
David P. O’Connor	Senior Vice President/General	Senior Vice President/Strategic
	Counsel	Investment Relationships and
Initiatives/General Counsel
Richard Salus	Senior Vice	Senior Vice President/Chief
	President/Controller/Treasurer/	Financial Officer
Financial Operations Principal
Trevor M. Blum	Vice President	None
Mary Ellen M. Carrozza	Vice President	None
Anthony G. Ciavarelli	Vice President/Assistant Secretary	Vice President/Associate General
Counsel/Assistant Secretary
David F. Connor	Vice President/Secretary	Vice President/Deputy General
Counsel/Secretary
Cori E. Daggett	Vice President/Assistant Secretary	Vice President/Assistant Secretary
Daniel V. Geatens	Vice President	Vice President
Edward M. Grant	Vice President	None
Audrey Kohart	Vice President	Vice President - Financial Planning
and Reporting
Marlene D. Petter	Vice President	None
Richard D. Seidel	Vice President/Assistant	None
Controller/Assistant Treasurer
Michael T. Taggart	Vice President	None
Molly Thompson	Vice President	None
Kathryn R. Williams	Vice President/Assistant Secretary	Vice President/Associate General
Counsel/Assistant Secretary

(c) Not applicable.

Item 33.	Location of Accounts and Records. All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under that section are maintained at 2005 Market Street, Philadelphia, PA 19103-7094 and 430 W. 7th Street, Kansas City, MO 64105.

Item 34.	Management Services. None.

Item 35.	Undertakings. Not applicable.

14

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this 28th day of January, 2011.

DELAWARE GROUP FOUNDATION FUNDS

By:	/s/ Patrick P. Coyne
Patrick P. Coyne
Chairman/President/Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature		Title	Date

/s/ Patrick P. Coyne		Chairman/President/Chief Executive Officer	January 28, 2011
Patrick P. Coyne		(Principal Executive Officer) and Trustee

Thomas L. Bennett	*	Trustee	January 28, 2011
Thomas L. Bennett

John A. Fry	*	Trustee	January 28, 2011
John A. Fry

Anthony D. Knerr	*	Trustee	January 28, 2011
Anthony D. Knerr

Lucinda S. Landreth	*	Trustee	January 28, 2011
Lucinda S. Landreth

Ann R. Leven	*	Trustee	January 28, 2011
Ann R. Leven

Thomas F. Madison	*	Trustee	January 28, 2011
Thomas F. Madison

Janet L. Yeomans	*	Trustee	January 28, 2011
Janet L. Yeomans

J. Richard Zecher	*	Trustee	January 28, 2011
J. Richard Zecher

Richard Salus	*	Senior Vice President/Chief Financial Officer	January 28, 2011
Richard Salus		(Principal Financial Officer)

*By:	/s/	Patrick P. Coyne
Patrick P. Coyne
as Attorney-in-Fact for
each of the persons indicated
(Pursuant to Powers of Attorney previously filed)

15

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

EXHIBITS

TO

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

16

INDEX TO EXHIBITS
(Delaware Group® Foundation Funds N-1A)

Exhibit No.	Exhibit
EX-99.d.1	Executed Investment Management Agreement (January 4, 2010) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant, on behalf of each Fund

EX-99.d.2	Executed Investment Advisory Expense Limitation Letter (January 2011) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant

EX-99.e.1.i	Executed Amended and Restated Distribution Agreement (January 4, 2010) between Delaware Distributors, L.P. and the Registrant, on behalf of each Fund

EX-99.e.1.ii	Executed Distribution Expense Limitation Letter (January 2011) between Delaware Distributors, L.P. and the Registrant

EX-99.g.2.i	Executed Amendment (September 22, 2009) to the Securities Lending Authorization Agreement

EX-99.g.2.ii	Executed Amendment No. 2 (January 1, 2010) to the Securities Lending Authorization Agreement

EX-99.h.1.i	Executed Amendment No. 2 (October 20, 2009) to Schedule A to the Shareholder Services Agreement

EX-99.h.3	Executed Fund Accounting and Financial Administration Oversight Agreement (January 4, 2010) between Delaware Service Company, Inc. and the Registrant

EX-99.h.3.i	Amendment No. 2 (January 31, 2011) to Schedule A to the Fund Accounting and Financial Administration Oversight Agreement

EX-99.j	Consent of Independent Registered Public Accounting Firm (January 2011)

EX-99.n.1	Plan under Rule 18f-3 (February 18, 2010)

EX-99.p.1	Code of Ethics for the Delaware Investments' Family of Funds (February 2010)

EX-99.p.2	Code of Ethics for Delaware Investments (Delaware Management Company, a series of Delaware Management Business Trust, and Delaware Distributors, L.P.) (February 2010)

17